UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John J. Kelley
                              1100 N. Market Street
                              Wilmington, DE 19890
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: March 31, 2009
                                              --------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
Prime Money Market Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------      --------------
CERTIFICATES OF DEPOSIT -- 14.4%
  FOREIGN BANKS, U.S BRANCHES -- 9.1%
    BNP Paribas Finance, 1.00%, 05/11/09*                      P-1, A-1+            $50,000,000      $   50,000,000
    Lloyds TSB Bank, PLC, NY, 1.15%, 07/01/09                  A-1, P-1              50,000,000          50,000,000
    Rabobank Nederland, NY, 0.76%, 05/06/09                    P-1, A-1+             75,000,000          75,000,000
    Royal Bank of Scotland, PLC, NY, 1.40%, 06/25/09           P-1, A-1+             75,000,000          75,000,000
    Societe General, NY, 0.85%, 04/22/09                       P-1, A-1+             50,000,000          50,000,000
                                                                                                     --------------
                                                                                                        300,000,000
                                                                                                     --------------
  U.S. BANKS, U.S. BRANCHES -- 5.3%
    Bank of America Corp., 0.50%, 05/20/09                     P-1, A-1              50,000,000          50,000,000
    State Street Bank & Trust, 1.05%, 06/12/09                 P-1, A-1+             50,000,000          50,000,000
    Wells Fargo Co., 0.25%, 04/17/09                           P-1, A-1+             75,000,000          75,000,000
                                                                                                     --------------
                                                                                                        175,000,000
                                                                                                     --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $475,000,000)                                                     475,000,000
                                                                                                     --------------

CORPORATE COMMERCIAL PAPER -- 22.4%
  ELECTRIC, GAS, WATER, & UTILITIES -- 3.0%
    Northern Illinois Gas Co., 0.20%, 04/01/09*                P-1, A-1+            100,000,000         100,000,000
                                                                                                     --------------
  FINANCE & INSURANCE -- 10.8%
    American Honda Finance Corp., 0.60%, 04/06/09*             P-1, A-1              30,000,000          29,997,500
    BNP Paribas Finance, 0.19%, 04/01/09*                      P-1, A-1+             50,000,000          50,000,000
    CME Group, Inc., 0.35%, 04/14/09*                          P-1, A-1+             50,000,000          49,993,680
    General Electric Capital Co., 0.35%, 05/26/09*             P-1, A-1+             75,000,000          74,959,896
    Lloyds TSB Bank, PLC, NY, 0.34%, 04/01/09*                 P-1, A-1              50,000,000          50,000,000
    Rabobank USA Financial Corp., 0.15%, 04/08/09*             P-1, A-1+             25,000,000          24,999,271
    Toyota Motor Credit Corp., 0.60%, 06/08/09*                P-1, A-1+             75,000,000          74,915,000
                                                                                                     --------------
                                                                                                        354,865,347
                                                                                                     --------------
  FOOD & BEVERAGE -- 3.0%
    Nestle Capital Corp., 0.15%, 04/01/09*                     P-1, A-1             100,000,000         100,000,000
                                                                                                     --------------
  INFORMATION TECHNOLOGY -- 0.6%
    Hewlett-Packard Co., 0.40%, 04/02/09*                      P-1, A-1              20,900,000          20,899,768
                                                                                                     --------------
  MACHINERY & EQUIPMENT -- 1.2%
    Parker-Hanifin, 0.50%, 04/01/09*                           P-1, A-1              19,600,000          19,600,000
    Parker-Hanifin, 0.45%, 04/16/09*                           P-1, A-1              20,000,000          19,996,250
                                                                                                     --------------
                                                                                                         39,596,250
                                                                                                     --------------
  OIL & GAS -- 3.8%
    Chevron Corp., 0.52%, 05/18/09*                            P-1, A-1+             50,000,000          49,966,056
    ConocoPhilips, 0.23%, 04/06/09*                            P-1, A-1              75,000,000          74,997,604
                                                                                                     --------------
                                                                                                        124,963,660
                                                                                                     --------------
  TOTAL COMMERCIAL PAPER (COST $740,325,025)                                                            740,325,025
                                                                                                     --------------

MUNICIPAL COMMERCIAL PAPER -- 6.4%
    Alaska Housing Finance Corp., 1.30%, 06/11/09*             P-1, A-1+             24,139,000          24,077,110
    Michigan State University Series 08B, 1.75%, 05/27/09      P-1, A-1+             17,200,000          17,200,000
    Michigan State University Series 08B, 1.75%, 06/04/09      P-1, A-1+             21,300,000          21,300,000
    New York City Muni Water, 2.10%, 04/09/09**                P-1, A-1+             89,900,000          89,900,000
    Vanderbilt University, 2.25%, 04/07/09*                    P-1, A-1+             13,000,000          12,995,125
    Yale University, 0.75%, 06/19/09*                          P-1, A-1+             45,200,000          45,125,609
                                                                                                     --------------
  TOTAL MUNICIPAL COMMERCIAL PAPER (COST $210,597,844)                                                  210,597,844
                                                                                                     --------------

MUNICIPAL BONDS -- 2.8%
    Massachusetts St. Health & Educational Fac. Auth. Rev.
      LOC TD Bank NA, 2.00%, 04/07/09**                        AAA, AAA              12,000,000          12,000,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
Prime Money Market Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------      --------------
    Wisconsin Housing & Economic Dev. Auth. Home
      Ownership Rev., 1.05%, 04/07/09**                         NR, A-1+        $    80,635,000    $     80,635,000
                                                                                                     --------------
  TOTAL MUNICIPAL BONDS (COST $92,635,000)                                                               92,635,000
                                                                                                     --------------

U.S. AGENCY OBLIGATIONS*** -- 27.5%
  FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 5.3%
    Federal Home Loan Bank Discount Notes, 3.15%,
      04/13/09                                                                       50,000,000          49,948,334
    Federal Home Loan Bank Discount Notes, 0.67%,
      09/01/09                                                                       50,000,000          49,857,625
    Federal Home Loan Bank Discount Notes, 0.83%,
      11/18/09                                                                       50,000,000          49,733,708
    Federal Home Loan Bank Discount Notes, 0.80%,
      12/09/09                                                                       25,000,000          24,860,000
                                                                                                     --------------

                                                                                                        174,399,667
                                                                                                     --------------
  FEDERAL HOME LOAN BANKS NOTES -- 8.8%
    Federal Home Loan Banks Notes, 0.45%, 04/01/09**                                 50,000,000          50,000,000
    Federal Home Loan Banks Notes, 0.53%, 04/01/09**                                 50,000,000          50,000,000
    Federal Home Loan Banks Notes, 0.53%, 04/01/09**                                 50,000,000          50,000,000
    Federal Home Loan Banks Notes, 0.64%, 04/01/09**                                 40,000,000          40,000,000
    Federal Home Loan Banks Notes, 1.26%, 04/07/09                                   50,000,000          50,008,613
    Federal Home Loan Banks Notes, 1.10%, 02/26/10                                   50,000,000          49,961,822
                                                                                                     --------------

                                                                                                        289,970,435
                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 4.4%
    Federal Home Loan Mortgage Corporation Discount
      Notes, 1.16%, 05/11/09                                                         40,000,000          39,948,666
    Federal Home Loan Mortgage Corporation Discount
      Notes, 1.82%, 05/18/09                                                         25,000,000          24,941,250
    Federal Home Loan Mortgage Corporation Discount
      Notes, 0.51%, 07/06/09                                                         50,000,000          49,932,000
    Federal Home Loan Mortgage Corporation Discount
      Notes, 0.70%, 09/21/09                                                         30,084,000          29,982,801
                                                                                                     --------------

                                                                                                        144,804,717
                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.6%
    Federal Home Loan Mortgage Corporation Notes,
      0.68%, 09/15/09                                                                50,000,000          51,353,060
                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 4.8%
    Federal National Mortgage Association Discount
      Notes, 1.21%, 05/05/09                                                         35,000,000          34,960,333
    Federal National Mortgage Association Discount
      Notes, 1.21%, 05/11/09                                                         25,000,000          24,966,667
    Federal National Mortgage Association Discount
      Notes, 0.55%, 07/20/09                                                         75,000,000          74,873,958
    Federal National Mortgage Association Discount
      Notes, 0.70%, 09/21/09                                                         25,000,000          24,914,702
                                                                                                     --------------

                                                                                                        159,715,660
                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 2.6%
    Federal National Mortgage Association Notes,
      0.69%, 08/15/09                                                                50,000,000          50,876,325

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
Prime Money Market Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------      --------------
    Federal National Mortgage Association Notes,
      1.06%, 02/10/10                                                               $35,807,000      $   36,477,433
                                                                                                     --------------
                                                                                                         87,353,758
                                                                                                     --------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $907,597,297)                                                     907,597,297
                                                                                                     --------------

REPURCHASE AGREEMENTS -- 2.0%
    With Bank of America Corp: at 0.22%, dated 03/31/09, to be repurchased on 04/01/09, repurchasing price $67,798,414
      (collateralized by Federal National Mortgage Association
      Notes, par value $78,009,700, 5.50%, 05/01/37; a total
      market value of $69,831,940.                                                   67,798,000          67,798,000
                                                                                                     --------------
  TOTAL REPURCHASE AGREEMENTS (COST $67,798,000)                                                         67,798,000
                                                                                                     --------------



                                                                                      SHARES
                                                                                    -----------
MONEY MARKET MUTUAL FUNDS -- 24.5%
    AIM STIT - Liquid Assets Portfolio                                              200,282,296         200,282,296
    BlackRock Liquidity Funds TempFund Portfolio -
      Institutional Series                                                          307,238,169         307,238,169
    Federated Prime Government Obligations Fund -
      Institutional Series                                                          300,963,141         300,963,141
                                                                                                     --------------
  TOTAL MONEY MARKET MUTUAL FUNDS (COST $808,483,606)                                                   808,483,606
                                                                                                     --------------

TOTAL INVESTMENTS -- 100.0% (Cost $3,302,436,772)+                                                   $3,302,436,772
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                                               315,618
                                                                                                     --------------
NET ASSETS -- 100.0%                                                                                 $3,302,752,390
                                                                                                     ==============

(1)  The ratings shown are unaudited.
* Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.
** Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2009. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
***  The interest rate shown is the effective yield.
+    Cost for federal income tax purposes.
LOC  - Letter of Credit
PLC  - Public Limited Company

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                $  808,483,606             $     --
-----------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs           2,493,953,166                   --
-----------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                          --                   --
-----------------------------------------------------------------------------------------------
Total                                                  $3,302,436,772             $     --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
U.S. Government Money Market Fund
---------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------


                                                                                     PRINCIPAL
                                                                                      AMOUNT             VALUE
                                                                                   ------------      --------------
CERTIFICATES OF DEPOSIT -- 1.7%
    Bank of America Corp., 0.50%, 05/20/09                                         $ 50,000,000      $   50,000,000
                                                                                                     --------------
                                                                                                         50,000,000
                                                                                                     --------------
U.S. AGENCY OBLIGATIONS(1) -- 54.1%
  FEDERAL FARM CREDIT BANKS -- 2.5%
    Federal Farm Credit Banks, 2.41%, 04/01/09*                                      75,000,000          75,000,000
                                                                                                     --------------

                                                                                                         75,000,000
                                                                                                     --------------
  FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 16.4%
    Federal Home Loan Bank Discount Notes, 3.15%, 04/13/09                           50,000,000          49,948,333
    Federal Home Loan Bank Discount Notes, 2.53%, 04/14/09                           25,000,000          24,977,431
    Federal Home Loan Bank Discount Notes, 2.84%, 04/15/09                           50,000,000          49,945,556
    Federal Home Loan Bank Discount Notes, 0.31%, 04/21/09                           50,000,000          49,991,389
    Federal Home Loan Bank Discount Notes, 0.41%, 05/04/09                           28,222,000          28,211,393
    Federal Home Loan Bank Discount Notes, 0.40%, 05/11/09                           63,000,000          62,972,000
    Federal Home Loan Bank Discount Notes, 0.42%, 05/14/09                           25,000,000          24,987,458
    Federal Home Loan Bank Discount Notes, 0.45%, 06/09/09                           35,000,000          34,969,813
    Federal Home Loan Bank Discount Notes, 0.37%, 06/24/09                           50,000,000          49,956,833
    Federal Home Loan Bank Discount Notes, 0.50%, 06/29/09                           25,000,000          24,969,097
    Federal Home Loan Bank Discount Notes, 0.51%, 07/13/09                           38,500,000          38,444,373
    Federal Home Loan Bank Discount Notes, 0.83%, 11/18/09                           25,000,000          24,866,854
    Federal Home Loan Bank Discount Notes, 0.80%, 12/09/09                           25,000,000          24,860,000
                                                                                                     --------------

                                                                                                        489,100,530
                                                                                                     --------------
  FEDERAL HOME LOAN BANKS NOTES -- 13.0%
    Federal Home Loan Banks Notes, 0.48%, 04/01/09*                                  30,000,000          30,000,000
    Federal Home Loan Banks Notes, 2.33%, 04/01/09*                                  25,000,000          25,000,000
    Federal Home Loan Banks Notes, 2.35%, 04/01/09*                                  25,000,000          25,000,000
    Federal Home Loan Banks Notes, 2.66%, 04/01/09*                                  50,000,000          50,000,000
    Federal Home Loan Banks Notes, 0.86%, 04/03/09                                   75,000,000          75,009,800
    Federal Home Loan Banks Notes, 1.26%, 04/07/09                                   50,000,000          50,008,613
    Federal Home Loan Banks Notes, 0.29%, 04/21/09                                   50,000,000          49,973,525
    Federal Home Loan Banks Notes, 0.42%, 04/21/09                                   25,000,000          25,000,000
    Federal Home Loan Banks Notes, 0.71%, 09/18/09                                   34,200,000          34,878,968
    Federal Home Loan Banks Notes, 1.10%, 02/26/10                                   25,000,000          24,980,911
                                                                                                     --------------

                                                                                                        389,851,817
                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 9.2%
    Federal Home Loan Mortgage Corporation Discount Notes, 0.36%, 04/27/09           20,750,000          20,744,605
    Federal Home Loan Mortgage Corporation Discount Notes, 0.35%, 05/01/09           25,000,000          24,992,708
    Federal Home Loan Mortgage Corporation Discount Notes, 1.16%, 05/11/09           35,000,000          34,955,083
    Federal Home Loan Mortgage Corporation Discount Notes, 1.80%, 05/18/09           25,000,000          24,941,250
    Federal Home Loan Mortgage Corporation Discount Notes, 0.44%, 06/01/09           38,780,000          38,751,088
    Federal Home Loan Mortgage Corporation Discount Notes, 0.48%, 06/15/09           21,000,000          20,979,000
    Federal Home Loan Mortgage Corporation Discount Notes, 0.47%, 06/22/09           25,000,000          24,973,236
    Federal Home Loan Mortgage Corporation Discount Notes, 0.48%, 06/24/09           35,000,000          34,960,800
    Federal Home Loan Mortgage Corporation Discount Notes, 0.51%, 07/06/09           50,000,000          49,932,000
                                                                                                     --------------

                                                                                                        275,229,770
                                                                                                     --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 3.9%
    Federal Home Loan Mortgage Corporation Notes, 0.56%, 04/01/09*                   65,000,000          65,000,000
    Federal Home Loan Mortgage Corporation Notes, 2.15%, 04/09/09                    25,000,000          25,000,000
    Federal Home Loan Mortgage Corporation Notes, 0.50%, 06/11/09                    25,000,000          25,219,542
                                                                                                     --------------

                                                                                                        115,219,542
                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 4.3%
    Federal National Mortgage Association Discount Notes, 1.21%, 05/05/09            35,000,000          34,960,333
    Federal National Mortgage Association Discount Notes, 1.21%, 05/11/09            25,000,000          24,966,667
    Federal National Mortgage Association Discount Notes, 0.53%, 07/15/09            20,000,000          19,969,083
    Federal National Mortgage Association Discount Notes, 0.55%, 07/20/09            25,000,000          24,957,986

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
U.S. Government Money Market Fund
---------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                                     PRINCIPAL
                                                                                      AMOUNT             VALUE
                                                                                   ------------      --------------

    Federal National Mortgage Association Discount Notes, 0.71%, 09/21/09          $ 25,000,000      $   24,914,702
                                                                                                     --------------

                                                                                                        129,768,771
                                                                                                     --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 4.8%
    Federal National Mortgage Association Notes, 0.40%, 04/15/09                     50,000,000          50,086,833
    Federal National Mortgage Association Notes, 0.69%, 08/15/09                     25,000,000          25,438,163
    Federal National Mortgage Association Notes, 0.50%, 09/15/09                     40,166,000          41,268,539
    Federal National Mortgage Association Notes, 1.06%, 02/10/10                     26,000,000          26,487,294
                                                                                                     --------------

                                                                                                        143,280,829
                                                                                                     --------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $1,617,451,259)                                                 1,617,451,259
                                                                                                     --------------

REPURCHASE AGREEMENTS -- 19.7%
    With Bank of America Corp: at 0.22%, dated 03/31/09, to be repurchased on
      04/01/09, repurchase price $405,231,476 (collateralized by  Federal
      National Mortgage Association Notes, in par value $604,517,143, 5.00%,
      07/01/35, with a total market value $417,385,871)                             405,229,000         405,229,000
    With Credit Suisse First Boston: at 0.15%, dated 03/31/09, to be repurchased on 04/01/09, repurchased price $100,000,417 (collateralized by  Government National Mortgage Association Notes, par value
      $100,000,000, 2.00%, 09/30/10 with a market value $102,003,537)               100,000,000         100,000,000
    With Goldman Sachs Group, Inc: at 0.10%, dated 03/31/09, to be repurchased on 04/01/09, repurchase price $85,000,236 (collateralized by various
      Federal National Mortgage Association Notes, ranging in par value
      $222,103-$13,390,042, coupon rates 5.00%-7.00%, 03/01/30-10/01/38, and
      Federal Home Loan Mortgage Corporation Notes, ranging in par value
      $227,720-$21,268,479, coupon rates 4.00%-8.50%, 09/01/30-02/01/38 with a
      total market value $87,550,000)                                                85,000,000          85,000,000
                                                                                                     --------------
  TOTAL REPURCHASE AGREEMENTS (COST $590,229,000)                                                       590,229,000
                                                                                                     --------------


                                                                                      SHARES
                                                                                    -----------
MONEY MARKET MUTUAL FUNDS -- 24.4%
    AIM STIT-Government & Agency Portfolio                                          150,096,021         150,096,021
    BlackRock Liquidity Funds FedFund Portfolio - Institutional Series              303,882,105         303,882,105
    Federated Government Obligations Fund - Institutional Series                    275,422,849         275,422,849
                                                                                                     --------------
  TOTAL MONEY MARKET MUTUAL FUNDS (COST $729,400,975)                                                   729,400,975
                                                                                                     --------------
TOTAL INVESTMENTS -- 99.9% (Cost $2,987,081,234)+                                                    $2,987,081,234
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                             3,557,552
                                                                                                     --------------
NET ASSETS -- 100.0%                                                                                 $2,990,638,786
                                                                                                     ==============

(1) The interest rate shown is the effective yield.
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2009. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+   Cost for federal income tax purposes.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                $  729,400,975               $  --
-----------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs           2,257,680,259                  --
-----------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                          --                  --
-----------------------------------------------------------------------------------------------
Total                                                  $2,987,081,234               $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
Tax-Exempt Money Market Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------      --------------
MUNICIPAL BONDS -- 86.8%
  ARIZONA -- 4.7%
    Salt River Proj. AZ, Agric. Impt. & Pwr. Dist.
      TECP, 0.55%, 04/06/09                                    P-1, A-1+        $     3,000,000      $    3,000,000
    Salt River Proj. AZ, Agric. Impt. & Pwr. Dist.
      TECP, 0.55%, 04/06/09                                    P-1, A-1+              8,000,000           8,000,000
    Salt River Proj. AZ, Agric. Impt. & Pwr. Dist.
      TECP, 0.60%, 05/11/09                                    P-1, A-1+              6,800,000           6,800,000
    Salt River Proj. AZ, Agric. Impt. & Pwr. Dist.
      TECP, 0.75%, 05/11/09                                    P-1, A-1+              5,594,000           5,594,000
                                                                                                     --------------
                                                                                                         23,394,000
                                                                                                     --------------
  CONNECTICUT -- 3.2%
    Conneticut St. Health & Educ. Fac. Auth. TECP,
      0.55%, 07/28/09                                         VMIG-1, A-1+           15,900,000          15,900,000
                                                                                                     --------------
  DELAWARE -- 2.0%
    Delaware St. Eco. Dev. Auth. Rev. VRDB (St.
      Andrews School Proj.) Ser. 2003, 0.55%,
      04/02/09*                                               VMIG-1, A-1+           10,100,000          10,100,000
                                                                                                     --------------
  FLORIDA -- 2.6%
    City of Jacksonvile, FL Power TECP, 0.70%,
      05/01/09                                                  P-1, A-1              5,600,000           5,600,000
    Orange County, FL Ind. Dev. Auth. Rev. Bonds
      VRDB, LOC Bank of America, 0.55%, 04/02/09*                NR, NR               2,920,000           2,920,000
    Orange County, FL Housing Fin. Auth.
      Multi-Family Housing VDRB Ref. Rev. Bonds
      (Post Fountains at Lee Vista Proj)., FNMA
      Gtd., Ser. 1997E, 0.50%, 04/07/09*                        NR, A-1+              4,235,000           4,235,000
                                                                                                     --------------
                                                                                                         12,755,000
                                                                                                     --------------
  GEORGIA -- 7.8%
    Clayton County, GA Hosp. Auth. Rev. Ant. Cert.
      VRDB (Southern Regional Medical Center Proj.),
      LOC SunTrust Bank, Ser. 1998B, 0.58%, 04/07/09*           AA1, NR              13,570,000          13,570,000
    Cobb County, GA Dev. Auth. VRDB Ref. Bonds
      (Institute of Nuclear Power Operations Proj.),
      LOC SunTrust Bank, 0.58%, 04/01/09*                       AA2, NR                 700,000             700,000
    Fulton County, GA Dev. Auth. Rev. VRDB
      (Arthritis Foundation, Inc. Proj.), LOC Sun
      Trust Bank, Ser. 1996, 0.58%, 04/07/09*                   AA2, NR                 700,000             700,000
    Fulton County, GA Dev. Auth. Rev. VRDB (Trinity
      Schol, Inc. Proj.) Ser. 2000, 0.58%, 04/07/09*           VMIG-1, NR            12,800,000          12,800,000
    Met Atlanta Rapid Transit Auth. TECP, 2.00%,
      04/06/09                                                 P-1, A-1+             11,000,000          11,000,000
                                                                                                     --------------
                                                                                                         38,770,000
                                                                                                     --------------
  ILLINOIS -- 5.5%
    Illinois Dev. Fin. Auth. Rev. VRDB (Goodman
      Theatre Proj.), LOC Banc One N.A. / Northern
      Trust, Ser. 1999, 0.50%, 04/08/09*                        NR, A-1+             13,400,000          13,400,000
    Illinois Dev. Fin. Auth. Rev. VRDB (Radiological
      Society Proj.), LOC JPMorgan Chase, Ser. 1997,
      0.50%, 04/07/09*                                          NR, A-1+              1,470,000           1,470,000
    Illinois Educ. Fac. Auth. Rev. TECP, 0.60%,
      06/01/09                                                 P-1, A-1+              6,184,000           6,184,000
    Illinois Educ. Fac. Auth. Rev. VRDB (ACI /
      Cultural Pooled Financing Proj.), LOC Bank of
      America, Ser. 1998, 0.55%, 04/07/09*                      NR, A-1+              6,325,000           6,325,000
                                                                                                     --------------
                                                                                                         27,379,000
                                                                                                     --------------
  INDIANA -- 0.3%
    Marion, IN Economic VRDB (Wesleyan Univ.), LOC
      Bank of America, 0.55%, 04/02/09*                        VMIG-1, NR             1,450,000           1,450,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
Tax-Exempt Money Market Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------      --------------
  KANSAS -- 1.0%
    Wamego, KS PCRB VRDB (Utilicorp United, Inc.
      Proj.), LOC Citibank NA, Ser. 1996, 0.50%,
      04/07/09*                                                P-1, A-1+            $ 5,000,000      $    5,000,000
                                                                                                     --------------
  MARYLAND -- 8.9%
    Howard County, MD Pub. Improvements TECP, 0.60%,
      05/14/09                                                 P-1, A-1+              3,000,000           3,000,000
    Maryland Health & Higher Educ. Fac. Auth. (John
      Hopkins Univ. Proj.) TECP, 0.45%, 05/01/09               P-1, A-1+             10,000,000          10,000,000
    Maryland Health & Higher Educ. Fac. Auth. (John
      Hopkins Univ. Proj.) TECP, 0.45%, 05/08/09               P-1, A-1+              4,400,000           4,400,000
    Maryland Health & Higher Educ. Fac. Auth. Rev.
      VRDB (Johns Hopkins Univ. Proj.) Ser. A,
      0.35%, 04/02/09*                                        VMIG-1, A-1+            9,000,000           9,000,000
    Maryland Health & Higher Educ. Fac. Auth. Rev.
      VRDB (Univ. of Maryland Medical System Proj.)
      Ser. D, 0.50%, 04/01/09*                                VMIG-1, A-1+           14,900,000          14,900,000
    Maryland Health & Higher Educ. Fac. Auth. VRDB,
      0.90%, 05/05/09*                                         P-1, A-1+              3,000,000           3,000,000
                                                                                                     --------------
                                                                                                         44,300,000
                                                                                                     --------------
  MASSACHUSETTS -- 3.8%
    Commonwealth of MA Gen. Oblig. Ltd. VRDB
      (Central Artery/Ted Williams Tunnel Infra.
      Loan), Ser. B, 4.00%, 04/30/09*                         VMIG-1, SP-1+          10,000,000          10,014,119
    Commonwealth of MA Health & Educ. Fac. Auth.
      TECP, 0.68%, 06/22/09                                    P-1, A-1+              9,000,000           9,000,000
                                                                                                     --------------
                                                                                                         19,014,119
                                                                                                     --------------
  MICHIGAN -- 4.0%
    Michigan St. NTS Ser. A Gen. Oblig., 3.00%,
      09/30/09                                                VMIG-1, SP-1+          10,000,000          10,046,549
    Michigan St. NTS Ser. B Gen. Oblig., 3.00%,
      09/30/09                                                VMIG-1, SP-1+          10,000,000          10,066,395
                                                                                                     --------------
                                                                                                         20,112,944
                                                                                                     --------------
  NEVADA -- 3.0%
    Las Vegas Valley NV Water Dist. Ser. A TECP,
      0.55%, 05/05/09                                          P-1, A-1+             15,000,000          15,000,000
                                                                                                     --------------
  NEW YORK -- 1.6%
    New York, NY City Muni. Water Fin. Auth. TECP,
      2.10%, 04/09/09                                          A-1+, P-1              8,000,000           8,000,000
                                                                                                     --------------
  OREGON -- 4.9%
    State of Oregon VRDB (Veterans Welfare Proj.),
      Ser. 86, 0.50%, 04/01/09*                                NR, A-1+               6,310,000           6,310,000
    State of Oregon VRDB (Veterans Welfare Proj.),
      Ser. 88-B, 0.50%, 04/01/09*                             VMIG-1, A-1+            4,800,000           4,800,000
    State of Oregon VRDB (Veterans Welfare Proj.),
      Ser. B, 1.00%, 04/01/09*                                VMIG-1, A-1+           13,000,000          13,000,000
                                                                                                     --------------
                                                                                                         24,110,000
                                                                                                     --------------
  PENNSYLVANIA -- 0.9%
    Beaver County, PA Ind. Dev. Auth. PCRB VRDB
      (Atlantic Richfield Co. Proj.), Ser. 1995,
      0.50%, 04/07/09*                                        VMIG-1, A-1+            4,200,000           4,200,000
                                                                                                     --------------
  SOUTH CAROLINA -- 0.5%
    South Carolina St. Pub. Auth. TECP, 0.55%,
      05/08/09                                                 P-1, A-1+              2,437,000           2,437,000
                                                                                                     --------------
  TENNESSEE -- 11.9%
    Clarksville, TN Pub. Bldg. Auth. Rev. VRDB
      (Tennessee Municipal Bond Fund Proj.) LOC Bank
      of America Ser. 1984, 0.55%, 04/08/09*                   NR, A-1+               1,245,000           1,245,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
Tax-Exempt Money Market Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------      --------------
    Clarksville, TN Pub. Bldg. Auth. Rev. VRDB
      (Tennessee Municipal Bond Fund Proj.), LOC
      Bank of America, Ser. 1995, 0.55%, 04/07/09*              NR, A-1+            $   500,000      $      500,000
    Metro Govt. Nashville & Davidson Cnty. TN Indl.
      Dev. (Vanderbilt Univ.) TECP, 0.70%, 05/07/09            P-1, A-1+             10,000,000          10,000,000
    Metro Govt. Nashville & Davidson Cnty. TN Indl.
      Dev. Gen. Oblig. TECP, 0.50%, 05/13/09                   P-1, A-1+              9,250,000           9,250,000
    Metro Govt. Nashville & Davidson Cnty. TN Indl.
      Dev. Gen. Oblig. TECP, 0.55%, 06/09/09                   P-1, A-1+              9,250,000           9,250,000
    Metro Govt. Nashville & Davidson Cnty. TN Indl.
      Dev. Gen. Oblig. TECP, 0.60%, 06/11/09                   P-1, A-1+              5,000,000           5,000,000
    Shelby County, TN Pub. Impt. & Sch. Series B
      VRDB, 0.40%, 04/02/09*                                  VMIG-1, A-1+            7,500,000           7,500,000
    Tenn. St. Sch. Bd. Auth. Ser. A TECP, 0.85%,
      04/06/09                                                 P-1, A-1+             13,300,000          13,300,000
    Tenn. St. Sch. Bd. Auth. Ser. A TECP, 0.65%,
      05/06/09                                                 P-1, A-1+              3,390,000           3,390,000
                                                                                                     --------------
                                                                                                         59,435,000
                                                                                                     --------------
  TEXAS -- 13.7%
    Bexar County TX Gen. Oblig. Ser. A TECP, 1.85%,
      04/07/09                                                 P-1, A-1+              4,500,000           4,500,000
    Board of Regents of Univ. of Texas A&M
      University System TECP, 0.55%, 06/15/09                  P-1, A-1+              5,400,000           5,400,000
    Board of Regents of Univ. of Texas A&M
      University System TECP, 0.50%, 07/28/09                  P-1, A-1+             11,500,000          11,500,000
    Harris County, TX Ser. A1 TECP, 0.50%, 05/14/09            A-1+, P-1              6,145,000           6,145,000
    San Antonio TX Wtr. Sys. Ser. A TECP, 0.70%,
      05/01/09                                                 P-1, A-1+              4,150,000           4,150,000
    San Antonio TX Wtr. Sys. Ser. A TECP, 0.60%,
      05/14/09                                                 P-1, A-1+              6,500,000           6,500,000
    San Antonio, TX Elec & Gas Rev. Ser. A TECP,
      0.60%, 06/12/09                                          P-1, A-1+             10,900,000          10,900,000
    Texas St. Pub. Fin. Auth. Ser. A TECP, 0.25%,
      04/07/09                                                 P-1, A-1+              5,000,000           5,000,000
    Texas St. Pub. Fin. Auth. Ser. A TECP, 0.50%,
      05/13/09                                                 P-1, A-1+              4,300,000           4,300,000
    Texas St. Pub. Fin. Auth. Ser. A TECP, 0.50%,
      06/12/09                                                 P-1, A-1+              4,000,000           4,000,000
    Texas St. Pub. Fin. Auth. Ser. A TECP, 0.50%,
      06/19/09                                                 P-1, A-1+              6,000,000           6,000,000
                                                                                                     --------------
                                                                                                         68,395,000
                                                                                                     --------------
  WASHINGTON -- 0.8%
    Washington Health Care Fac. Auth. Lease Rev.
      VRDB (National Healthcare Research & Educ.
      Proj.), LOC BNP Paribas, 0.45%, 04/07/09*                VMIG-1, NR             3,800,000           3,800,000
                                                                                                     --------------
  WISCONSIN -- 3.6%
    State of Wisconsin G.O. TECP, 0.60%, 05/13/09              P-1, A-1+              6,951,000           6,951,000
    Wisconsin St. Transn. Rev. IAM Ser. A TECP,
      0.70%, 04/07/09                                          P-1, A-1+             11,055,000          11,055,000
                                                                                                     --------------
                                                                                                         18,006,000
                                                                                                     --------------
  WYOMING -- 2.1%
    Uinta County, WY PCRB (Chevron USA Inc. Proj.),
      0.43%, 04/01/09*                                          VMG1, NR             10,450,000          10,450,000
                                                                                                     --------------
  TOTAL MUNICIPAL BONDS (COST $432,008,063)                                                             432,008,063
                                                                                                     --------------


                                                                                      SHARES
                                                                                    -----------
MONEY MARKET MUTUAL FUNDS -- 13.1%
    BlackRock Liquidity Funds MuniCash Portfolio --
      Institutional Series                                                           32,710,034          32,710,034

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
Tax-Exempt Money Market Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                      SHARES
                                                                                    -----------
    BlackRock Liquidity Funds MuniFund Portfolio --
      Institutional Series                                                           32,710,034      $   32,710,034
                                                                                                     --------------
  TOTAL MONEY MARKET MUTUAL FUNDS (COST $65,420,068)                                                     65,420,068
                                                                                                     --------------
TOTAL INVESTMENTS -- 99.9% (Cost $497,428,131)+                                                      $  497,428,131
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                               373,681
                                                                                                     --------------
NET ASSETS -- 100.0%                                                                                 $  497,801,812
                                                                                                     ==============

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2009. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for Federal income tax purposes.
LOC  - Letter of Credit
MBIA - Credit rating enhanced by guaranty or insurance from MBIA Inc.
PCRB - Pollution Control Revenue Bonds
TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
VRDB - Variable Rate Demand Bonds

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                 $ 65,420,068                 $  --
-----------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs            432,008,063                    --
-----------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                         --                    --
-----------------------------------------------------------------------------------------------
Total                                                   $497,428,131                 $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Short/Intermediate-Term Bond Fund
---------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(+)              AMOUNT             VALUE
                                                              -----------           -----------        ------------
CORPORATE BONDS -- 45.4%
  BANKS -- 1.6%
    Bear Stearns Cos. LLC (The), 4.55%, 06/23/10                Aa3, A+             $ 1,825,000        $  1,801,352
    Wells Fargo & Co., 5.13%, 09/01/12                          A1, AA                  348,000             328,139
                                                                                                       ------------
                                                                                                          2,129,491
                                                                                                       ------------
  CONSUMER DISCRETIONARY -- 5.2%
    Anheuser-Busch InBev Worldwide. Inc., 7.75%,
      01/15/19                                                 Baa2, BBB+             2,000,000           1,994,202
    Comcast Cable Communications Holdings, Inc.,
      8.38%, 03/15/13                                          Baa1, BBB+             1,765,000           1,887,542
    Royal Caribbean Cruises Ltd., 7.00%, 06/15/13              Ba1, BB-               1,200,000             673,500
    Time Warner Entertainment Co., LP, 8.88%,
      10/01/12                                                 Baa2, BBB              1,185,000           1,211,454
    Time Warner Entertainment Co., LP, 8.38%,
      03/15/23                                                 Baa2, BBB                175,000             169,484
    Time Warner, Inc., 5.50%, 11/15/11                         Baa2, BBB              1,250,000           1,233,262
                                                                                                       ------------
                                                                                                          7,169,444
                                                                                                       ------------
  DIVERSIFIED -- 0.6%
    John Deere Capital Corp., 4.90%, 09/09/13                    NR, A                  900,000             895,137
                                                                                                       ------------
                                                                                                            895,137
                                                                                                       ------------
  ENERGY -- 2.4%
    ConocoPhillips, 9.38%, 02/15/11                              A1, A                  750,000             832,264
    Transocean, Inc., 5.25%, 03/15/13                          BAA2, BBB+               750,000             751,884
    Valero Energy Corp., 4.75%, 04/01/14                       Baa2, BBB              1,845,000           1,729,278
                                                                                                       ------------
                                                                                                          3,313,426
                                                                                                       ------------
  FINANCIALS -- 12.4%
    Bank of America Corp., 7.80%, 02/15/10                       A2, A                  525,000             504,345
    Bank of New York Mellon Corp. (The), 4.95%,
      11/01/12                                                 Aa2, AA-               1,900,000           1,939,311
    Bank One Corp., 8.00%, 04/29/27                             Aa3, A                  265,000             261,740
    BP Capital Markets PLC, 5.25%, 11/07/13                     Aa1, AA               1,300,000           1,391,451
    Capital One Financial Corp., 1.57%, 09/10/09++             A3, BBB+                 800,000             774,864
    Caterpillar Financial Services Corp., 5.75%,
      02/15/12                                                   A2, A                1,750,000           1,749,650
    CIT Group, Inc., 7.63%, 11/30/12                            A2, BBB               2,000,000           1,472,062
    FIA Card Services, NA, 4.63%, 08/03/09                      Aaa, A+               1,465,000           1,450,794
    Ford Motor Credit Co., LLC, 7.88%, 06/15/10                Caa1, CCC+             1,350,000           1,115,647
    General Electric Capital Corp., 4.88%, 10/21/10            Aa2, AA+                 875,000             869,781
    HSBC Corp., 6.38%, 11/27/12                                 Aa3, A                  875,000             706,521
    International Lease Finance Corp., 5.13%,
      11/01/10                                                 A1, BBB+                 660,000             494,254
    JPMorgan Chase & Co., 3.13%, 12/01/11                      Aa1, AA-                 750,000             777,059
    Morgan Stanley, 4.75%, 04/01/14                             A1, A-                1,750,000           1,430,760
    SLM Corp., 4.50%, 07/26/10                                 Baa1, BBB-               900,000             675,000
    Swiss Bank Corp., 7.38%, 06/15/17                           Aa3, A                  700,000             620,412
    Wachovia Corp., 7.57%, 08/01/26++                           A1, AA-                 175,000             176,318
    Wells Fargo Financial, Inc., 5.50%, 08/01/12                Aa1, AA                 615,000             595,783
                                                                                                       ------------
                                                                                                         17,005,752
                                                                                                       ------------
  HEALTH CARE -- 2.1%
    Merck & Co., Inc., 4.38%, 02/15/13                         Aa3, AA-                 700,000             732,493
    Pfizer, Inc., 5.35%, 03/15/15                              Aa2, AAA               1,100,000           1,160,550
    Schering-Plough Corp., 5.55%, 12/01/13                     Baa1, A-                 875,000             919,642
                                                                                                       ------------
                                                                                                          2,812,685
                                                                                                       ------------
  INDUSTRIALS -- 8.1%
    Allied Waste North America, Inc., 6.88%, 06/01/17          Baa3, BBB                600,000             546,000
    Boeing Co., 5.00%, 03/15/14                                 A2, A+                1,250,000           1,281,322
    CSX Corp., 7.90%, 05/01/17                                 Baa3, BBB-               685,000             669,422
    Donnelley (R.R) & Sons, 3.75%, 04/01/09                    Baa2, BBB              1,165,000           1,165,000
    EI Du Pont de Nemours & Co., 5.00%, 07/15/13                 A2, A                1,000,000           1,035,760

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Short/Intermediate-Term Bond Fund
---------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(+)              AMOUNT             VALUE
                                                              -----------           -----------        ------------
    General Electric Co., 5.00%, 02/01/13                      Aaa, AA+             $   875,000        $    875,098
    Hess Corp., 6.65%, 08/15/11                                Baa2, BBB-               750,000             765,047
    Honeywell International, Inc., 5.00%, 02/15/19               NR, A                1,000,000             998,411
    Ingersoll-Rand Co., 6.02%, 02/15/28                        Baa1, BBB+             2,015,000           2,016,731
    Tyco Electronics Group SA, 6.00%, 10/01/12                 Baa2, BBB-             1,150,000             978,601
    United Technologies Corp., 6.35%, 03/01/11                   A2, A                  700,000             746,044
                                                                                                       ------------
                                                                                                         11,077,436
                                                                                                       ------------
  INFORMATION TECHNOLOGY -- 1.9%
    Cisco Systems, Inc., 5.50%, 02/22/16                        A1, A+                  800,000             846,510
    International Business Machines Corp., 4.75%,
      11/29/12                                                  A1, A+                  875,000             927,419
    Oracle Corp., 5.00%, 01/15/11                                A2, A                  790,000             828,229
                                                                                                       ------------
                                                                                                          2,602,158
                                                                                                       ------------
  MATERIALS -- 0.5%
    Alcoa, Inc., 5.72%, 02/23/19                               Baa3, BBB-             1,100,000             672,416
                                                                                                       ------------
                                                                                                            672,416
                                                                                                       ------------
  TELECOMMUNICATION SERVICES -- 3.7%
    AT&T, Inc., 5.10%, 09/15/14                                  A2, A                  875,000             877,946
    Embarq Corp., 6.74%, 06/01/13                              Baa3, BBB-             1,150,000           1,072,375
    Verizon California, Inc., 6.70%, 09/01/09                    A3, A                  525,000             534,361
    Verizon Global Funding Corp., 7.25%, 12/01/10                A3, A                1,750,000           1,848,843
    Verizon Wireless Capital LLC, 5.25%, 02/01/12                A3, A                  750,000             760,059
                                                                                                       ------------
                                                                                                          5,093,584
                                                                                                       ------------
  UTILITIES -- 6.9%
    Alabama Power Co., 5.20%, 01/15/16                           A2, A                  850,000             853,014
    CMS Energy Corp., 6.55%, 07/17/17                          Ba1, BB+                 625,000             548,437
    Detroit Edison Co. (The), 5.60%, 06/15/18                   A3, BBB                 950,000             930,817
    Devon Financing Corp., 6.88%, 09/30/11                     Baa1, BBB+             1,465,000           1,532,088
    Florida Power Corp., 6.65%, 07/15/11                        A3, BB+               1,500,000           1,602,448
    Oklahoma Gas & Electric Co., 6.65%, 07/15/27               A2, BBB+                 440,000             408,396
    Pacific Gas & Electric Co., 4.20%, 03/01/11                A3, BBB+                 875,000             888,506
    PECO Energy Corp., 4.75%, 10/01/12                          A2, A-                2,000,000           1,985,532
    Southern California Edison Corp., 5.00%, 01/15/16            A2, A                  654,000             658,588
                                                                                                       ------------
                                                                                                          9,407,826
                                                                                                       ------------
  TOTAL CORPORATE BONDS (COST $64,546,528)                                                               62,179,355
                                                                                                       ------------


                                                                                     PRINCIPAL
                                                                                       AMOUNT             VALUE
MORTGAGE-BACKED SECURITIES -- 6.7%                                                  -----------        ------------
    Federal Home Loan Mortgage Corporation Notes, 2751 VT, 6.00%, 02/15/34                7,633               7,564
    Federal Home Loan Mortgage Corporation Notes, 3159 PB, 6.00%, 01/15/29            1,100,000           1,128,770
    Federal Home Loan Mortgage Corporation Notes, Pool B19228, 4.50%,
      04/01/20                                                                          374,649             386,622
    Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%,
      01/01/13                                                                           32,563              33,919
    Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%,
      11/01/33                                                                          447,915             463,824
    Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%,
      09/01/36                                                                          412,673             431,973
    Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%,
      11/01/35                                                                          220,803             233,296
    Federal Home Loan Mortgage Corporation Notes, Pool G08193, 6.00%,
      04/01/37                                                                          722,679             756,364
    Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%,
      08/01/10                                                                        1,483,987           1,486,710
    Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35            308,081             321,570
    Federal National Mortgage Association Notes, 2005-97 LB, 5.00%, 11/25/35            972,849             984,028
    Federal National Mortgage Association Notes, Pool 254833, 4.50%,
      08/01/18                                                                          163,701             169,751
    Federal National Mortgage Association Notes, Pool 256639, 5.00%,
      02/01/27                                                                          733,313             759,926
    Federal National Mortgage Association Notes, Pool 256752, 6.00%,
      06/01/27                                                                          390,364             409,074
    Federal National Mortgage Association Notes, Pool 257007, 6.00%,
      12/01/27                                                                          801,146             839,545
    Federal National Mortgage Association Notes, Pool 612514, 4.22%,
      05/01/33++                                                                        172,482             174,641

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Short/Intermediate-Term Bond Fund
---------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                                     PRINCIPAL
                                                                                       AMOUNT             VALUE
                                                                                    -----------        ------------
    Federal National Mortgage Association Notes, Pool 629603, 5.50%,
      02/01/17                                                                      $   157,801        $    165,777
    Federal National Mortgage Association Notes, Pool 688996, 8.00%,
      11/01/24                                                                           55,688              60,343
    Federal National Mortgage Association Notes, Pool 745412, 5.50%,
      12/01/35                                                                          337,819             350,936
                                                                                                       ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $8,834,749)                                                      9,164,633
                                                                                                       ------------
U.S. AGENCY OBLIGATIONS -- 34.6%
  FEDERAL HOME LOAN BANKS NOTES -- 9.5%
    Federal Home Loan Banks Notes, 4.38%, 03/17/10                                    1,225,000           1,264,858
    Federal Home Loan Banks Notes, 4.88%, 11/18/11                                    5,195,000           5,624,892
    Federal Home Loan Banks Notes, 4.50%, 09/16/13                                    1,200,000           1,304,851
    Federal Home Loan Banks Notes, 5.50%, 08/13/14                                    2,000,000           2,278,742
    Federal Home Loan Banks Notes, 4.88%, 05/17/17                                    2,250,000           2,441,729
                                                                                                       ------------
                                                                                                         12,915,072
                                                                                                       ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 9.5%
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10                     3,300,000           3,554,301
    Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11                       615,000             672,016
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15                     1,315,000           1,434,223
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16                     6,500,000           7,355,218
                                                                                                       ------------
                                                                                                         13,015,758
                                                                                                       ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 15.6%
    Federal National Mortgage Association Notes, 4.75%, 03/12/10                      1,795,000           1,858,055
    Federal National Mortgage Association Notes, 6.63%, 11/15/10                      3,300,000           3,583,869
    Federal National Mortgage Association Notes, 5.50%, 03/15/11                      2,405,000           2,594,136
    Federal National Mortgage Association Notes, 5.00%, 10/15/11                      1,250,000           1,352,400
    Federal National Mortgage Association Notes, 4.13%, 04/15/14                      4,985,000           5,355,839
    Federal National Mortgage Association Notes, 5.00%, 02/13/17                      2,500,000           2,736,073
    Federal National Mortgage Association Notes, 5.00%, 05/11/17                      3,500,000           3,883,708
                                                                                                       ------------
                                                                                                         21,364,080
                                                                                                       ------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $43,461,842)                                                       47,294,910
                                                                                                       ------------
U.S. TREASURY OBLIGATIONS -- 9.4%
    U.S. Treasury Notes, 4.25%, 10/15/10(1)                                             350,000             369,920
    U.S. Treasury Notes, 5.00%, 08/15/11                                                180,000             197,831
    U.S. Treasury Notes, 4.25%, 11/15/14(1)                                           1,300,000           1,475,500
    U.S. Treasury Notes, 4.13%, 05/15/15                                              5,920,000           6,686,361
    U.S. Treasury Notes, 4.50%, 02/15/16(1)                                           2,000,000           2,307,500
    U.S. Treasury Notes, 4.75%, 08/15/17(1)                                           1,100,000           1,286,657
    U.S. Treasury Notes, 4.00%, 08/15/18(1)                                             500,000             555,625
                                                                                                       ------------
                                                                                                         12,879,394
                                                                                                       ------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST $11,365,811)                                                     12,879,394
                                                                                                       ------------


                                                                                     PRINCIPAL
                                                                                       AMOUNT             VALUE
                                                                                    -----------        ------------
SHORT-TERM INVESTMENTS -- 2.8%
    BlackRock Liquidity Funds TempCash Portfolio -- Institutional Series              1,897,115           1,897,115
    BlackRock Liquidity Funds TempFund Portfolio -- Institutional Series              1,897,115           1,897,115
                                                                                                       ------------
  TOTAL SHORT-TERM INVESTMENTS (COST $3,794,230)                                                          3,794,230
                                                                                                       ------------


                                                                                      SHARES
                                                                                    -----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 4.4%
    Branch Banking and Trust Co. Time Deposit                                           561,313             561,313

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Short/Intermediate-Term Bond Fund
---------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                                      SHARES
                                                                                    -----------
    Institutional Money Market Trust                                                  5,425,402        $  5,425,402
                                                                                                       ------------
  TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES(2)
    (COST $5,986,715)                                                                                     5,986,715
                                                                                                       ------------
TOTAL INVESTMENTS -- 103.3% (Cost $137,989,875)(3)                                                     $141,299,237
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.3)%                                                          (4,485,982)
                                                                                                       ------------
NET ASSETS -- 100.0%                                                                                   $136,813,255
                                                                                                       ============

+    The ratings shown are unaudited.
++ Denotes a Variable or Floating or Step Rate Note. Variable or Floating or Step Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2009.
(1)  Security partially or fully on loan.
(2) At March 31, 2009, the market value of securities on loan for the Short/Intermediate Bond Fund was $5,842,731
(3) The cost for Federal income tax purposes is $137,989,875. At March 31, 2009, net unrealized appreciation was $3,309,362. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,758,982 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,449,620.
PLC  - Public Limited Company

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                 $  9,219,632                $  --
-----------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs            132,079,605                   --
-----------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                         --                   --
-----------------------------------------------------------------------------------------------
Total                                                   $141,299,237                $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Broad Market Bond Fund
----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(+)              AMOUNT              VALUE
                                                              -----------           -----------         -----------
CORPORATE BONDS -- 51.3%
  BANKS -- 2.3%
    Bear Stearns Cos. LLC (The), 4.55%, 06/23/10                Aa3, A+             $   843,000         $   832,077
    Wells Fargo & Co., 5.13%, 09/01/12                          A1, AA                  700,000             660,050
                                                                                                        -----------
                                                                                                          1,492,127
                                                                                                        -----------
  CONSUMER DISCRETIONARY -- 6.2%
    Anheuser-Busch InBev Worldwide, Inc., 8.20%,
      01/15/39                                                 Baa2, BBB+               500,000             490,617
    Anheuser-Busch InBev Worldwide. Inc., 7.75%,
      01/15/19                                                 Baa2, BBB+               650,000             648,116
    Comcast Cable Communications Holdings, Inc.,
      8.38%, 03/15/13                                          Baa1, BBB+               896,000             958,208
    Royal Caribbean Cruises Ltd., 7.00%, 06/15/13              Ba2, BB-                 300,000             168,375
    Time Warner Entertainment Co., LP, 8.88%,
      10/01/12                                                 Baa2, BBB                300,000             306,697
    Time Warner Entertainment Co., LP, 8.38%,
      03/15/23                                                 Baa2, BBB                900,000             871,633
    Time Warner, Inc., 5.50%, 11/15/11                         Baa2, BBB                600,000             591,965
                                                                                                        -----------
                                                                                                          4,035,611
                                                                                                        -----------
  CONSUMER STAPLES -- 1.4%
    General Mills, Inc., 5.65%, 02/15/19                       Baa1, BBB+               500,000             509,027
    Kraft Foods, Inc., 5.25%, 10/01/13                         Baa2, BBB+               400,000             415,711
                                                                                                        -----------
                                                                                                            924,738
                                                                                                        -----------
  DIVERSIFIED -- 0.6%
    John Deere Capital Corp., 4.90%, 09/09/13                    A2, A                  425,000             422,704
                                                                                                        -----------
                                                                                                            422,704
                                                                                                        -----------
  ENERGY -- 3.8%
    Marathon Oil Corp., 6.80%, 03/15/32                        Baa1, BBB+             1,700,000           1,472,737
    Transocean, Inc., 5.25%, 03/15/13                          Baa2, BBB+               250,000             250,628
    Valero Energy Corp., 4.75%, 04/01/14                       Baa2, BBB                785,000             735,763
                                                                                                        -----------
                                                                                                          2,459,128
                                                                                                        -----------
  FINANCIALS -- 12.9%
    Bank of America Corp., 7.80%, 02/15/10                       A2, A                  350,000             336,230
    Bank of New York Mellon Corp. (The), 4.95%,
      11/01/12                                                 Aa2, AA-                 600,000             612,414
    Bank One Corp., 8.00%, 04/29/27                             Aa3, A                  425,000             419,772
    Caterpillar Financial Services Corp., 5.75%,
      02/15/12                                                   A2, A                1,000,000             999,800
    CIT Group, Inc., 7.63%, 11/30/12                            A2, BBB                 900,000             662,428
    FIA Card Services, NA, 4.63%, 08/03/09                      Aaa, A+                 900,000             891,273
    Ford Motor Credit Co., LLC, 7.88%, 06/15/10                Caa1, CCC+               400,000             330,562
    General Electric Capital Corp., 4.88%, 10/21/10            Aa2, AA+                 300,000             298,211
    JPMorgan Chase & Co., 3.13%, 12/01/11                      Aa1, AA-                 550,000             569,843
    Morgan Stanley, 4.75%, 04/01/14                             A1, A-                1,000,000             817,577
    SLM Corp., 4.50%, 07/26/10                                 Baa1, BBB-               300,000             225,000
    Swiss Bank Corp., 7.38%, 06/15/17                           Aa3, A                1,400,000           1,240,824
    Wachovia Corp., 7.57%, 08/01/26++                           A1, AA-                 591,000             595,453
    Wells Fargo Financial, Inc., 5.50%, 08/01/12                Aa2, AA                 400,000             387,501
                                                                                                        -----------
                                                                                                          8,386,888
                                                                                                        -----------
  HEALTH CARE -- 2.5%
    Johnson & Johnson, 5.85%, 07/15/38                         Aaa, AAA                 700,000             730,153
    Merck & Co., Inc., 4.38%, 02/15/13                         Aa3, AA-                 325,000             340,086
    Pfizer, Inc., 5.35%, 03/15/15                              Aa2, AAA                 500,000             527,523
                                                                                                        -----------
                                                                                                          1,597,762
                                                                                                        -----------
  INDUSTRIALS -- 10.9%
    Allied Waste North America, Inc., 6.88%, 06/01/17          Baa3, BBB                300,000             273,000
    Boeing Co., 5.00%, 03/15/14                                 A2, A+                  750,000             768,794
    CSX Corp., 7.90%, 05/01/17                                 Baa3, BBB-             1,414,000           1,381,844

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Broad Market Bond Fund
----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(+)              AMOUNT              VALUE
                                                              -----------           -----------         -----------
    Donnelley (R.R) & Sons, 3.75%, 04/01/09                    Baa3, BBB            $   800,000         $   800,000
    EI Du Pont de Nemours & Co., 5.00%, 07/15/13                 A2, A                  325,000             336,622
    General Electric Co., 5.00%, 02/01/13                      Aa2, AA+                 700,000             700,079
    Hess Corp., 6.65%, 08/15/11                                Baa2, BBB-               530,000             540,633
    Honeywell International, Inc., 5.00%, 02/15/19               A2, A                  750,000             748,808
    Ingersoll-Rand Co., 6.02%, 02/15/28                        Baa1, BBB+               900,000             900,773
    Tyco Electronics Group SA, 6.00%, 10/01/12                 Baa2, BBB-               400,000             340,383
    United Technologies Corp., 6.35%, 03/01/11                   A2, A                  300,000             319,733
                                                                                                        -----------
                                                                                                          7,110,669
                                                                                                        -----------
  MATERIALS -- 0.5%
    Alcoa, Inc., 5.72%, 02/23/19                               Baa3, BBB-               550,000             336,208
                                                                                                        -----------
                                                                                                            336,208
                                                                                                        -----------
  TELECOMMUNICATION SERVICES -- 3.8%
    Embarq Corp., 6.74%, 06/01/13                              Baa3, BBB-               450,000             419,625
    Verizon Communications, Inc., 8.95%, 03/01/39                A3, A                  500,000             574,597
    Verizon Global Funding Corp., 7.25%, 12/01/10                A3, A                1,400,000           1,479,075
                                                                                                        -----------
                                                                                                          2,473,297
                                                                                                        -----------
  UTILITIES -- 6.4%
    CMS Energy Corp., 6.55%, 07/17/17                          Ba1, BB+                 300,000             263,250
    Devon Financing Corp., 6.88%, 09/30/11                     Baa1, BBB+               750,000             784,346
    Florida Power Corp., 6.35%, 09/15/37                        A2, A-                  425,000             441,009
    Nevada Power Co., 8.25%, 06/01/11                          Baa3, BBB              1,000,000           1,048,804
    Oklahoma Gas & Electric Co., 6.65%, 07/15/27               A2, BBB+                 565,000             524,417
    Pacific Gas & Electric Co., 4.20%, 03/01/11                A3, BBB+                 450,000             456,946
    PECO Energy Corp., 4.75%, 10/01/12                          A2, A-                  670,000             665,153
                                                                                                        -----------
                                                                                                          4,183,925
                                                                                                        -----------
  TOTAL CORPORATE BONDS (COST $34,938,278)                                                               33,423,057
                                                                                                        -----------

MORTGAGE-BACKED SECURITIES -- 6.6%
    Federal Home Loan Mortgage Corporation Notes, 3159 PB, 6.00%, 01/15/29              700,000             718,308
    Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%,
      01/01/13                                                                           19,673              20,492
    Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%,
      11/01/33                                                                          447,915             463,824
    Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%,
      09/01/36                                                                          235,813             246,842
    Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%,
      11/01/35                                                                          136,445             144,166
    Federal Home Loan Mortgage Corporation Notes, Pool M80842, 3.50%,
      08/01/10                                                                          129,669             129,907
    Federal Home Loan Mortgage Corporation Notes, Pool M80865, 7 Yr.
      Balloon, 4.50%, 11/01/10                                                          298,278             303,886
    Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35            142,191             148,417
    Federal National Mortgage Association Notes, Pool 254833, 4.50%,
      08/01/18                                                                          122,776             127,313
    Federal National Mortgage Association Notes, Pool 256515, 6.50%,
      11/01/36                                                                          328,530             346,493
    Federal National Mortgage Association Notes, Pool 256639, 5.00%,
      02/01/27                                                                          366,657             379,963
    Federal National Mortgage Association Notes, Pool 256752, 6.00%,
      06/01/27                                                                          312,292             327,259
    Federal National Mortgage Association Notes, Pool 629603, 5.50%,
      02/01/17                                                                           94,681              99,466
    Federal National Mortgage Association Notes, Pool 745412, 5.50%,
      12/01/35                                                                          335,138             348,151
    Federal National Mortgage Association Notes, Pool 838891, 6.00%,
      07/01/35                                                                          458,068             479,491
                                                                                                        -----------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $4,120,219)                                                      4,283,978
                                                                                                        -----------

U.S. TREASURY OBLIGATIONS -- 18.8%
  U.S. TREASURY BONDS -- 11.6%
    U.S. Treasury Bonds, 7.50%, 11/15/16                                                300,000             402,773
    U.S. Treasury Bonds, 8.88%, 02/15/19(1)                                           1,130,000           1,704,888
    U.S. Treasury Bonds, 7.13%, 02/15/23                                                525,000             738,281
    U.S. Treasury Bonds, 6.00%, 02/15/26                                                800,000           1,054,000
    U.S. Treasury Bonds, 6.38%, 08/15/27                                                450,000             620,016

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Broad Market Bond Fund
----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                                     PRINCIPAL
                                                                                       AMOUNT              VALUE
                                                                                    -----------         -----------
    U.S. Treasury Bonds, 5.25%, 02/15/29                                            $   500,000         $   615,703
    U.S. Treasury Bonds, 6.25%, 05/15/30                                                500,000             693,906
    U.S. Treasury Bonds, 5.38%, 02/15/31                                              1,350,000           1,702,054
                                                                                                        -----------
                                                                                                          7,531,621
                                                                                                        -----------
  U.S. TREASURY NOTES -- 7.2%
    U.S. Treasury Notes, 4.75%, 03/31/11                                                400,000             431,625
    U.S. Treasury Notes, 3.13%, 04/30/13                                                400,000             428,031
    U.S. Treasury Notes, 4.25%, 11/15/13                                                800,000             897,125
    U.S. Treasury Notes, 4.13%, 05/15/15                                                770,000             869,679
    U.S. Treasury Notes, 4.50%, 02/15/16(1)                                             500,000             576,875
    U.S. Treasury Notes, 4.75%, 08/15/17(1)                                             800,000             935,750
    U.S. Treasury Notes, 4.00%, 08/15/18(1)                                             500,000             555,625
                                                                                                        -----------
                                                                                                          4,694,710
                                                                                                        -----------
  TOTAL U.S. TREASURY OBLIGATIONS (COST $10,254,434)                                                     12,226,331
                                                                                                        -----------
U.S. AGENCY OBLIGATIONS -- 18.7%
  FEDERAL HOME LOAN BANKS NOTES -- 6.4%
    Federal Home Loan Banks Notes, 5.75%, 05/15/12                                    1,185,000           1,325,232
    Federal Home Loan Banks Notes, 4.50%, 11/15/12                                    1,000,000           1,081,697
    Federal Home Loan Banks Notes, 4.50%, 09/16/13                                      300,000             326,213
    Federal Home Loan Banks Notes, 5.25%, 06/18/14                                      800,000             899,945
    Federal Home Loan Banks Notes, 5.50%, 08/13/14                                      500,000             569,685
                                                                                                        -----------
                                                                                                          4,202,772
                                                                                                        -----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.1%
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10                     1,000,000           1,077,061
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15                       500,000             545,332
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16                       900,000           1,018,414
                                                                                                        -----------
                                                                                                          2,640,807
                                                                                                        -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 8.2%
    Federal National Mortgage Association Notes, 6.63%, 11/15/10                        500,000             543,010
    Federal National Mortgage Association Notes, 5.00%, 02/13/17                      1,000,000           1,094,429
    Federal National Mortgage Association Notes, 5.00%, 05/11/17                      1,000,000           1,109,631
    Federal National Mortgage Association Notes, 6.25%, 05/15/29                        900,000           1,126,118
    Federal National Mortgage Association Notes, 7.25%, 05/15/30                        400,000             558,410
    Federal National Mortgage Association Notes, 4.88%, 12/15/16                        800,000             884,482
                                                                                                        -----------
                                                                                                          5,316,080
                                                                                                        -----------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $11,243,854)                                                       12,159,659
                                                                                                        -----------


                                                                                      SHARES               VALUE
                                                                                    -----------         -----------
PREFERRED STOCK -- 0.3%
  FINANCIALS -- 0.3%
    Wachovia Capital Trust IX, 6.375%                                                    12,000             167,880
                                                                                                        -----------
  TOTAL PREFERRED STOCK (COST $300,000)                                                                     167,880
                                                                                                        -----------

SHORT-TERM INVESTMENTS -- 3.9%
    BlackRock Liquidity Funds TempCash Portfolio --
      Institutional Series                                                            1,268,300         $ 1,268,300

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Broad Market Bond Fund
----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                                                       SHARES              VALUE
                                                                                    -----------         -----------
    BlackRock Liquidity Funds TempFund Portfolio --
      Institutional Series                                                            1,268,299           1,268,299
                                                                                                        -----------

                                                                                                          2,536,599
                                                                                                        -----------
  TOTAL SHORT-TERM INVESTMENTS (COST $2,536,599)                                                          2,536,599
                                                                                                        -----------

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 4.8%
    Branch Banking and Trust Co. Time Deposit                                           295,135             295,135
    Institutional Money Market Trust                                                  2,852,649           2,852,650
                                                                                                        -----------
  TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
    (COST $3,147,785)(2)                                                                                  3,147,785
                                                                                                        -----------

TOTAL INVESTMENTS -- 104.4% (Cost $66,541,169)(3)                                                       $67,945,289
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.4)%                                                          (2,845,161)
                                                                                                        -----------
NET ASSETS -- 100.0%                                                                                    $65,100,128
                                                                                                        ===========

+    The ratings shown are unaudited.
++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2009.
(1)  Security partially or fully on loan.
(2) At March 31, 2009, the market value of securities on loan for the Broad Market Bond Fund was $3,077,554.
(3) The cost for Federal income tax purposes is $66,541,169. At March 31, 2009, net unrealized appreciation was $1,404,120. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,518,598, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,114,478.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                 $ 5,261,994                 $  --
-----------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs            62,683,295                    --
-----------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                        --                    --
-----------------------------------------------------------------------------------------------
Total                                                   $67,945,289                 $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Municipal Bond Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------        ------------
MUNICIPAL BONDS -- 91.0%
  ALABAMA -- 9.7%
    Alabama 21st Century Auth. Tobacco Settlement
      Rev. Bonds, 5.10%, 12/01/09                              Baa1, A-             $   500,000        $    502,420
    Alabama 21St Century Auth. Tobacco Settlement
      Rev. Bonds, 5.75%, 12/01/17                              Baa1, A-                 465,000             441,550
    Alabama Housing Fin. Auth. Single Family Mtge.
      Rev. Bonds, Ser. A-1, (GNMA/FNMA), 5.00%,
      10/01/14                                                  Aaa, NR                 110,000             102,685
    Alabama State Brd. of Educ. Calhoun Community
      College Rev. Bonds, (AMBAC), 5.00%, 05/01/15              A2, NR                  500,000             543,905
    Alabama Water Poll. Cntrl. Auth. Rev. Bonds,
      Ser. B, (AMBAC), 4.50%, 08/15/10                          Baa1, A                 250,000             252,118
    Birmingham, AL Airport Auth. Rev. Bond Ref.-
      Amt, (AMBAC), 5.00%, 07/01/12                              A2, A                2,370,000           2,395,264
    East Alabama Health Care Auth. Ser. A, 5.25%,
      09/01/36                                                   NR, A                  200,000             187,134
    Jefferson County, AL Sewer Rev. Bonds, (FSA),
      5.25%, 02/01/11                                          Aa3, AAA                 250,000             232,320
    Mobile, AL Industrial Development Board VRDB,
      4.75%, 06/01/34*                                           A2, A                  500,000             516,715
    Mobile, AL Industrial Development Board VRDB,
      5.00%, 06/01/34*                                           A2, A                5,000,000           5,208,900
    Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA),
      4.60%, 10/01/13                                           A1, NR                  165,000             172,661
    Univ. of Alabama at Birmingham Hospital Rev.
      Bonds, Ser. A, 5.00%, 09/01/15                            A1, A+                  500,000             502,975
    Univ. of Alabama at Birmingham Hospital Rev.
      Bonds, Ser. A, 5.75%, 09/01/22                            A1, A+                1,000,000             975,330
                                                                                                       ------------
                                                                                                         12,033,977
                                                                                                       ------------
  ARIZONA -- 2.1%
    Greenlee County, AZ School Dist. Gen. Oblig.
      Unltd. Bonds, 5.00%, 07/01/09                            Baa3, NR                 175,000             174,764
    Greenlee County, AZ School Dist. Gen. Oblig.
      Unltd. Bonds, 5.00%, 07/01/10                            Baa3, NR                 150,000             148,474
    Greenlee County, AZ School Dist. Gen. Oblig.
      Unltd. Bonds, 5.00%, 07/01/13                            Baa3, NR                 200,000             217,402
    Salt River Proj., AZ Agric. Imp. & Power Dist.
      Rev. Bonds, Ser. A, 5.25%, 01/01/20                       Aa1, AA               1,000,000           1,054,450
    Tucson, AZ Certificate Participation Bonds,
      Public Improvements, Ser. A, (MBIA), 5.00%,
      07/01/21                                                  A1, AA-               1,000,000           1,060,360
                                                                                                       ------------
                                                                                                          2,655,450
                                                                                                       ------------
  CALIFORNIA -- 8.1%
    ABAG Fin. Auth. for Nonprofit Coros, California
      Rev. Bonds (Windemere Ranch Financing Prog.),
      Ser. A, (CIFG), 5.00%, 09/02/20                           NR, BBB               1,340,000           1,170,597
    ABAG Fin. Auth. for Nonprofit Coros, California
      Rev. Bonds (Windemere Ranch Financing Prog.),
      Ser. A, (CIFG), 5.00%, 09/02/21                           NR, BBB               3,660,000           3,156,347
    California Health Facilities Fin. Auth. Rev.
      Bonds, 5.13%, 07/01/22                                     A2, A                1,000,000             978,950
    California Infrastructure & Economic Dev. Rev.
      Bonds, 5.00%, 10/01/18                                   Aa2, AA+                 365,000             392,718
    California State Public Works Brd. Ref. Rev.
      Bonds,  Ser. D, (MBIA), 5.25%, 10/01/11                   A3, AA                  150,000             159,018
    California State School Imps. Ref. Gen. Oblig.
      Bonds, 5.25%, 02/01/14                                     A1, A                  585,000             623,815
    Glendale, CA Univ. School Dist. Gen. Oblig.
      Bonds, Ser. C, (FSA), 5.50%, 09/01/15                    Aa3, AAA                 125,000             128,081

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Municipal Bond Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------        ------------
    Lancaster, CA Redev. Agency Tax Allocation Ref.
      Bonds, (XCLA), 5.25%, 12/01/20                             NR, A              $   400,000        $    367,920
    Palm Desert, CA Fin. Auth., (MBIA), 5.00%,
      04/01/25                                                  A3, AA-                 500,000             417,965
    Redwood City, CA Elementary School Dist. Gen.
      Oblig. Bonds, (FGIC), 5.50%, 08/01/14                     NR, AA-                 125,000             143,458
    San Francisco, CA City & County International
      Airport Rev. Bonds, (AMBAC), 5.25%, 01/01/19               A3, A                1,540,000           1,446,245
    Tulare County, CA Ctfs. Participation Ref.
      Bonds, (MBIA), 5.00%, 08/15/10                            A3, NR                   50,000              52,198
    Univ. of CA Rev. Bonds, Ser. H, (MBIA), 5.00%,
      05/15/18                                                  Aa1, AA                 490,000             520,821
    Visalia, CA Cert. Participation Ref. Bonds,
      (MBIA), 5.00%, 12/01/18                                  Baa1, AA-                500,000             521,690
                                                                                                       ------------
                                                                                                         10,079,823
                                                                                                       ------------
  COLORADO -- 4.8%
    Colorado Springs, CO Utilities Rev. Ref. Bond,
      Sys. Sub Lien, Ser. A, (AMBAC), 5.38%, 11/15/19           Aa2, AA               2,170,000           2,323,766
    Denver, CO Convention Center Hotel Auth. Ref.
      Bonds, (XLCA), 5.25%, 12/01/21                           Baa3, BBB-             1,000,000             808,960
    Denver, CO Convention Center Hotel Auth. Ref.
      Bonds, (XLCA), 5.13%, 12/01/24                           Baa3, BBB-             3,065,000           2,308,129
    Denver, CO X Ref. Bonds, (XLCA), 5.00%, 11/15/23            A1, A+                  500,000             510,130
                                                                                                       ------------
                                                                                                          5,950,985
                                                                                                       ------------
  CONNECTICUT -- 0.8%
    Bristol, CT Resource Recovery Rev. Bonds (Solid
      Waste Oper. Committee), (AMBAC), 5.00%,
      07/01/14                                                  A1, A+                1,000,000             979,190
                                                                                                       ------------
                                                                                                            979,190
                                                                                                       ------------
  DELAWARE -- 0.4%
    Delaware State Economic Dev. Auth. Ref. Rev.
      Bonds, (Delmarva Power Poll. Cntrl. Proj.),
      Ser. 2001C, (AMBAC), 4.90%, 05/01/26*                     Baa1, A                 250,000             248,968
    Delaware State Economic Dev. Auth. Rev. Bonds,
      (Student Housing Univ. Courtyard), (RADIAN),
      5.38%, 08/01/11                                          NR, BBB+                 250,000             258,420
                                                                                                       ------------
                                                                                                            507,388
                                                                                                       ------------
  FLORIDA -- 1.5%
    Broward County, FL Resource Recovery Ref. Bonds,
      Wheelabrator South Ser. A, 5.38%, 12/01/09                A3, AA                  250,000             253,850
    Florida State Turnpike Auth. Ser. B, (AMBAC),
      5.00%, 07/01/10                                          Aa2, AA-                 100,000             104,006
    Lakeland, FL Energy Sys. Rev. Bonds, (MBIA),
      5.50%, 10/01/14                                           A1, AA-                 455,000             482,254
    Osceola County, FL School Brd. Cert.
      Participation Four Corners Charter School
      Bonds, Ser. A, (MBIA), 5.80%, 08/01/15                   Baa1, NR                 100,000             107,509
    Reedy Creek, FL Impt. Dist. Utilities Rev.
      Bonds, Ser. 1, (MBIA), 5.25%, 10/01/14                    A3, AA-                 900,000             924,975
                                                                                                       ------------
                                                                                                          1,872,594
                                                                                                       ------------
  GEORGIA -- 1.5%
    Atlanta, GA Auth. Rev. Bonds, Ser. A, (FGIC),
      5.88%, 01/01/16                                           A1, AA-               1,370,000           1,406,757

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Municipal Bond Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------        ------------
    Clayton County, GA Dev. Auth. Rev. Bonds, Ser.
      A, (MBIA), 5.00%, 08/01/18                                Aa2, AA             $   465,000        $    503,711
                                                                                                       ------------
                                                                                                          1,910,468
                                                                                                       ------------
  ILLINOIS -- 3.4%
    Chicago IL, Board of Educ. Ref. - Ded. Revs
      Bonds, Ser. B, (AMBAC), 5.00%, 12/01/21                   A1, AA-               1,000,000           1,057,920
    Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC),
      5.75%, 11/01/11                                           Aa3, AA                 200,000             215,286
    Illinois Finance Auth. Rev. Bonds Ser. B, (FSA),
      5.25%, 01/01/22                                           Aa3, NR               2,830,000           2,882,921
                                                                                                       ------------
                                                                                                          4,156,127
                                                                                                       ------------
  INDIANA -- 3.1%
    Blackford County, IN Industrial Sch. Bldg. Corp.
      Rev. Ref. Bond, First Mortgage, Ser. 2005A,
      (MBIA), 5.00%, 07/15/17                                  Baa1, AA+              1,755,000           1,917,759
    Indiana Finance Auth. Health System Rev. Bonds,
      5.00%, 11/01/21                                           Aa3, NR               2,000,000           1,966,940
                                                                                                       ------------
                                                                                                          3,884,699
                                                                                                       ------------
  KANSAS -- 0.7%
    Butler & Sedgwick County, KS Univ. School Dist.
      Gen. Oblig. Unltd. Bonds, (FSA), 6.00%,
      09/01/14                                                 Aa3, AAA                 500,000             579,260
    Topeka, KS Gen. Oblig. Bonds (College Hill Pub.
      Improvement) Ser. A, (MBIA), 5.50%, 08/15/14              Aa3, NR                 275,000             294,228
                                                                                                       ------------
                                                                                                            873,488
                                                                                                       ------------
  LOUISIANA -- 0.4%
    Louisiana State Citizens Prop. Ins. Corp. Rev.
      Bonds, Pub. Imps., Ser. B, (AMBAC), 5.00%,
      06/01/15                                                  Ba1, A                  435,000             431,337
                                                                                                       ------------
                                                                                                            431,337
                                                                                                       ------------
  MARYLAND -- 0.5%
    Maryland Health & Higher Educ. Fac. Auth., John
      Hopkins Health Systems, 5.00%, 05/15/42*                  A1, A+                  550,000             579,453
                                                                                                       ------------
                                                                                                            579,453
                                                                                                       ------------
  MASSACHUSETTS -- 2.2%
    Lawrence, MA School Imps. Gen Oblig. Bonds,
      (AMBAC), 5.00%, 04/01/27                                 Baa1, AA-              2,000,000           2,040,660
    Massachusetts State Dev. Fin. Agency Rev. Bond
      (Univ. of MA, Visual & Perfoming Arts Proj.),
      6.00%, 08/01/16                                           A2, NR                  310,000             353,034
    Massachusetts State Housing Fin. Agency VRDB
      Rev. Bonds, 4.00%, 12/01/10*                              Aa2, AA                  85,000              85,444
    Massachusetts State Special Oblig. Rev. Bonds
      (Federal Highway Grant Ant.), Ser. A, (FSA),
      5.00%, 12/15/12                                           Aa3, NR                 275,000             301,799
                                                                                                       ------------
                                                                                                          2,780,937
                                                                                                       ------------
  MICHIGAN -- 2.1%
    Detroit, MI Water Utility Imps. Rev. Bonds,
      Ser. A, (FSA), 5.00%, 07/01/23                           Aa3, AAA                 550,000             526,009
    Fowlerville, MI Community Schools Dist. Gen.
      Oblig. Bonds, (FGIC), 5.00%, 05/01/15                    Aa3, AA-                 650,000             705,367
    Michigan State Hosp. Fin. Auth. Ref. Bonds,
      5.00%, 07/15/21                                            A2, A                1,600,000           1,360,960
                                                                                                       ------------
                                                                                                          2,592,336
                                                                                                       ------------
  MINNESOTA -- 0.7%
    St. Paul, MN Housing & Redev. Auth. Health Care
      Fac. Rev. Bonds, 5.00%, 05/15/12                         Baa1, BBB                 85,000              84,705

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Municipal Bond Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------        ------------
    St. Paul, MN Housing & Redev. Auth. Health Care
      Fac. Rev. Bonds, 5.00%, 05/15/13                         Baa1, BBB        $       225,000    $        221,949
    St. Paul, MN Housing & Redev. Auth. Health Care
      Fac. Rev. Bonds, 5.00%, 05/15/15                         Baa1, BBB                270,000             258,055
    St. Paul, MN Housing & Redev. Auth. Health Care
      Fac. Rev. Bonds, 5.00%, 05/15/16                         Baa1, BBB                300,000             280,827
                                                                                                     --------------
                                                                                                            845,536
                                                                                                     --------------
  MISSISSIPPI -- 0.1%
    Warren County, MS Gulf Opportunity Zone Rev.
      Bonds Ser. A, 6.50%, 09/01/32                            Baa3, BBB                250,000             181,928
                                                                                                     --------------
                                                                                                            181,928
                                                                                                     --------------
  MISSOURI -- 1.3%
    Kansas City, MO Special Fac. Rev. Bonds Overhaul
      Base Proj. Ser. G, 4.00%, 09/01/10                        A2, AA-                 540,000             541,825
    Kansas City, MO Special Fac. Rev. Bonds, MCI
      Overhaul Base Proj. Ser. G, 4.00%, 09/01/11               A2, AA-                 465,000             465,093
    Truman State Univ., MO Housing Sys. Rev. Bonds,
      (AMBAC), 5.00%, 06/01/15                                   A2, NR                 615,000             660,012
                                                                                                     --------------
                                                                                                          1,666,930
                                                                                                     --------------
  NEVADA -- 1.5%
    Clarck County, NV, (AMBAC), 5.00%, 11/01/25                 Aa1, AA+              1,000,000             943,240
    Nevada State Gen. Oblig. Unref. Bal. Bonds Dist
      No. 60-B, 5.13%, 09/01/10                                 Aa1, AA+                 20,000              20,002
    Nevada State Highway Imp. Rev. Bonds (Motor
      Vehicle Fuel Tax), (FGIC), 5.50%, 12/01/11                Aa3, AA+                250,000             277,163
    North Las Vegas, NV Ref. Bonds, 5.00%, 12/01/16              NR, NR                 765,000             619,000
                                                                                                     --------------
                                                                                                          1,859,405
                                                                                                     --------------
  NEW HAMPSHIRE -- 0.7%
    New Hampshire Business Fin. Auth., (MBIA),
      5.45%, 05/01/21                                          Baa1, AA-              1,000,000             902,920
                                                                                                     --------------
                                                                                                            902,920
                                                                                                     --------------
  NEW JERSEY -- 3.7%
    Camden County, NJ Impt. Auth. Cooper Health Sys.
      Oblig. Group A, 5.00%, 02/15/15                          Baa3, BBB              1,090,000             979,681
    Camden County, NJ Impt. Auth. Cooper Health Sys.
      Oblig. Group B, 5.00%, 02/15/15                          Baa3, BBB              2,435,000           2,188,554
    New Jersey Economic Development Auth. Rev.
      Bonds, (RADIAN), 5.50%, 06/15/16                         Baa2, BBB+               200,000             184,872
    New Jersey Health Care Fac. Fin. Auth.,
      Hackensack Univ. Medical Center, 5.13%,
      01/01/21                                                   A3, NR                 600,000             552,366
    New Jersey State Educ. Fac. Auth. Ref. Bonds
      Ser. A, 5.00%, 07/01/19                                  Baa2, BBB+               775,000             684,170
                                                                                                     --------------
                                                                                                          4,589,643
                                                                                                     --------------
  NEW YORK -- 6.0%
    Cattaraugus County, NY Industrial Dev. Agency
      (Olean Gen. Hosp. Proj.) Ser. A, 5.25%,
      08/01/23                                                   NR, A+                 525,000             524,958
    New York City Ind. Dev. Agency Ref. Bonds,
      5.00%, 01/01/13                                           A3, BBB+                700,000             697,823
    New York City Ser. E-1, 6.00%, 10/15/23                     Aa3e, AA                750,000             812,820
    New York State Dorm. Auth. School Improv. Rev.
      Bonds, 5.00%, 12/15/24                                    NR, AAA               1,000,000           1,029,540
    New York State Environ. Fac. Corp. Rev. Bonds,
      Ser. A, 5.00%, 03/15/13                                   NR, AA-                 515,000             549,526

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Municipal Bond Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------        ------------
    New York State Thruway Auth., NY Highway Improv.
      Rev. Bonds, (AMBAC), 5.00%, 01/01/25                      A1, A+              $ 1,000,000        $  1,006,870
    New York Tobacco Sett. Fund. Corp. Rev. Bonds,
      Ser. A-1, 5.50%, 06/01/14                                 A1, AA-                 450,000             451,408
    New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%,
      08/01/12                                                  Aa3, AA                 250,000             271,230
    New York, NY Pub. Imps. Gen. Oblig. Bonds, Ser.
      D1, 5.00%, 12/01/21                                       Aa3, AA               1,000,000           1,016,810
    Tobacco Settlement Fin. Auth. Ser. B-1C, 5.50%,
      06/01/14                                                  A1, AA-                  75,000              75,235
    Tobacco Settlement Fin. Auth., Ser. C-1, (FGIC),
      5.50%, 06/01/20                                           A1, AA-               1,000,000           1,029,090
                                                                                                       ------------
                                                                                                          7,465,310
                                                                                                       ------------
  NORTH CAROLINA -- 3.1%
    Charlotte, NC Airport Rev. Bonds, Ser. B,
      (MBIA), 5.25%, 07/01/11                                   A1, AA-               1,000,000           1,012,950
    Univ. of North Carolina Sys. Pool Rev., Ser. A
      (MBIA), 5.00%, 10/01/23                                   A1, AA-               2,725,000           2,842,556
                                                                                                       ------------
                                                                                                          3,855,506
                                                                                                       ------------
  OHIO -- 2.0%
    Dayton-Montgomery County, OH Port. Auth. Dev.
      Rev. Dayton Regl. Bond Ser. A, 5.13%, 05/15/22            NR, NR                2,440,000           1,837,393
    Lorain County, OH Hosp. Rev. Bonds, (Catholic
      Healthcare Partners), Ser. A, 5.63%, 10/01/16             A1, AA-                 500,000             518,205
    Pickerington, OH Local School Dist. Construction
      & Imp. Gen. Oblig. Bonds, (FGIC), 5.80%,
      12/01/09                                                  A1, AA-                 110,000             110,724
                                                                                                       ------------
                                                                                                          2,466,322
                                                                                                       ------------
  OREGON -- 0.3%
    Portland, OR Urban Renewal & Redev. Ref. Bonds,
      Ser. A, (FGIC), 5.00%, 06/15/17                           A3, NR                  320,000             326,298
                                                                                                       ------------
                                                                                                            326,298
                                                                                                       ------------
  PENNSYLVANIA -- 8.5%
    Central Bucks, PA School District Ref. Bonds,
      5.00%, 05/15/25                                          Aa2, N-R               2,500,000           2,621,100
    Lancaster Cnty, PA Solid Waste Management Auth.
      (Resource Recovery System), Ser. A, (AMBAC),
      5.00%, 12/15/14                                           A3, A+                  500,000             506,640
    Pennsylvania State Higher Educ. Fac. Auth. Rev.
      Bonds (Philadelphia College of Osteopathic
      Medicine), 5.00%, 12/01/16                                 NR, A                1,560,000           1,597,643
    Pennsylvania State Higher Educ. Fac. Auth. Rev.
      Bonds, (Philadelphia College of Osteopathic
      Medicine), 5.00%, 12/01/17                                 NR, A                  500,000             506,315
    Pennsylvania State Pub. School Bldg. Auth. Rev.
      Bonds, (FGIC), 5.25%, 11/01/15                            NR, AA                  545,000             587,156
    Philadelphia, PA Airport Rev. Bonds, (FGIC),
      Ser. B, 5.50%, 06/15/18                                   A2, AA-               1,350,000           1,328,859
    Philadelphia, PA Airport Rev. Bonds, (MBIA),
      Ser. A, 5.00%, 06/15/18                                   A2, AA-                 600,000             566,568
    Philadelphia, PA Auth. For Indl. Dev. Rev. Bonds
      Ser. A, 4.90%, 05/01/17                                  NR, BBB-                 290,000             239,055
    Philadelphia, PA Gen. Oblig. Bonds, (CIFG),
      5.00%, 08/01/23                                          Baa1, BBB              1,000,000             928,260
    Philadelphia, PA Redev. Auth. For Neighborhood
      Transformation. Rev. Bonds Ser. A, 5.50%,
      04/15/20                                                 Baa1, AA-                925,000             929,329
    Philadelphia, PA School District Ref. Bonds,
      Ser. A, (AMBAC), 5.00%, 08/01/17                          Aa3, A+                 600,000             625,380

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Municipal Bond Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------        ------------
    Pittsburgh, PA Stadium Auth. Lease Rev. Bonds,
      6.50%, 04/01/11                                          Aaa, AAA             $    80,000        $     83,673
                                                                                                       ------------
                                                                                                         10,519,978
                                                                                                       ------------
  PUERTO RICO -- 0.5%
    Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/21             Baa3, BBB-               250,000             226,292
    The Childrens Trust Fund, Puerto Rico, Tobacco
      Settlement Rev. Bonds, 5.00%, 05/15/09                   Baa3, BBB                100,000             100,037
    The Childrens Trust Fund, Puerto Rico, Tobacco
      Settlement Rev. Bonds, 5.75%, 07/01/14                    NR, AAA                 250,000             265,775
                                                                                                       ------------
                                                                                                            592,104
                                                                                                       ------------
  SOUTH CAROLINA -- 1.3%
    South Carolina State Pub. Servicing Auth. Rev.
      Bonds, Ser. D, (FSA), 5.00%, 01/01/20                    Aa2, AAA               1,500,000           1,564,845
                                                                                                       ------------
                                                                                                          1,564,845
                                                                                                       ------------
  TENNESSEE -- 0.2%
    Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%,
      10/01/13                                                  A2, AA                  250,000             276,255
                                                                                                       ------------
                                                                                                            276,255
                                                                                                       ------------
  TEXAS -- 11.6%
    Cedar Park, TX Utility Sys. Rev. Bonds, (MBIA),
      5.00%, 08/15/18                                           A2, AA                  400,000             423,484
    Corpus Christi, TX Utility Sys. Rev. Bonds, Ser.
      A, (AMBAC), 5.00%, 07/15/18                               A2, A+                  500,000             535,250
    Dallas-Fort Worth International Airport Fac.
      Improv. Corp Jt Ser A, (FGIC), 6.00%, 11/01/28            A1, AA-               5,000,000           4,920,600
    Georgetown, TX Indpt. School Dist. Gen. Oblig.
      Ref. Bonds, (PSF-GTD), 5.00%, 02/15/17                   Aaa, AAA                 500,000             547,085
    Houston, TX Unrefunded Pub. Impt. Ref. Bonds,
      Ser. A, 5.25%, 03/01/13                                   Aa3, AA                 100,000             100,048
    Howard County, TX Jr. College District, (AMBAC),
      5.00%, 02/15/26                                           Baa1, A               2,810,000           2,833,464
    Katy, TX Indpt. School Dist. Gen. Oblig. Bonds,
      (PSF-GTD), 5.50%, 02/15/15                               Aaa, AAA                 175,000             185,169
    North Texas Tollway Auth. First Tier Ser. L-2,
      6.00%, 01/01/38*                                          A2, A-                1,900,000           1,994,373
    Port Arthur, TX Independent School District Gen.
      Oblig Bonds, (AMBAC), 5.00%, 02/15/22                      A3, A                  170,000             175,573
    Tarrant County, TX Cultural Educ. Fac. Finance
      Corp. Ser. A, 5.00%, 02/15/20                            Aa3, AA-                 100,000             100,446
    Tarrant County, TX Cultural Educ. Fac. Finance
      Corp. Ser. A, 5.00%, 02/15/22                            Aa3, AA-                 345,000             339,197
    Tarrant County, TX Health Fac. Corp. Hosp. Rev.
      Ref. (Cook Childrens Medical Center) Ser. B,
      (FSA), 5.00%, 12/01/21                                   Aa3, AAA               2,000,000           2,039,300
    Univ. of Texas Ref. Rev. Bonds, Ser. A, 6.25%,
      07/01/13                                                 Aaa, AAA                  60,000              66,959
    Univ. of Texas Ref. Rev. Bonds, Ser. A, 6.25%,
      07/01/13                                                 Aaa, AAA                  85,000              98,802
                                                                                                       ------------
                                                                                                         14,359,750
                                                                                                       ------------
  UTAH -- 0.5%
    Salt Lake County, UT Sales Tax Rev. Bonds,
      5.00%, 08/01/17                                           NR, AAA                 500,000             556,615
                                                                                                       ------------
                                                                                                            556,615
                                                                                                       ------------
  WASHINGTON -- 7.2%
    Klickitat County, WA Public Utility District
      No. 1 Ser. B, (FGIC), 5.25%, 12/01/22                     A3, NR                2,000,000           1,995,980

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
Municipal Bond Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------        ------------
    Seattle, WA Muni. Light & Power Ref. Rev. Bonds,
      (FSA), 5.00%, 07/01/10                                   Aa2, AAA             $   350,000        $    353,160
    Washington Health Care Fac. Auth. Group Health
      Coop., (RADIAN), 5.00%, 12/01/25                          Aa2, A-               1,000,000             808,540
    Washington Health Care Fac. Auth., (RADIAN),
      5.00%, 12/01/23                                           NR, A-                1,570,000           1,320,527
    Washington State Econ. Dev. Fin. Auth.
      Biomedical Resh Properties II, (MBIA), 5.25%,
      06/01/21                                                  NR, AA+               1,000,000           1,062,790
    Washington State Econ. Dev. Fin. Auth. Lease
      Rev. Washington Biomedical RESH PPTYS II,
      (MBIA), 5.00%, 06/01/23                                  Aa2, AA+               3,240,000           3,348,054
                                                                                                       ------------
                                                                                                          8,889,051
                                                                                                       ------------
  WEST VIRGINIA -- 0.2%
    West Virginia State Bldg. Ref. Rev. Bonds,
      Ser. A, (AMBAC), 5.38%, 07/01/18                          Baa1, A                 250,000             266,183
                                                                                                       ------------
                                                                                                            266,183
                                                                                                       ------------
  WISCONSIN -- 0.3%
    Sheboygan, WI Pollution Ctrl. Rev., (FGIC),
      5.00%, 09/01/15                                           A2, A-                  200,000             217,208
    Wisconsin State Trans. Rev. Ref. Bonds, Ser. 1,
      (AMBAC), 5.75%, 07/01/14                                 Aa3, AA+                 105,000             116,328
                                                                                                       ------------
                                                                                                            333,536
                                                                                                       ------------
  TOTAL MUNICIPAL BONDS (COST $116,660,993)                                                             112,806,367
                                                                                                       ------------


                                                                                      SHARES
                                                                                    -----------
SHORT-TERM INVESTMENTS -- 5.2%
    BlackRock Liquidity Funds MuniCash Portfolio -- Institutional Series              3,189,207           3,189,207
    BlackRock Liquidity Funds MuniFund Portfolio -- Institutional Series              3,189,208           3,189,208
                                                                                                       ------------
  TOTAL SHORT-TERM INVESTMENTS (COST $6,378,415)                                                          6,378,415
                                                                                                       ------------


                                                              MOODY'S/S&P            PRINCIPAL
                                                               RATINGS(1)              AMOUNT             VALUE
                                                              -----------           -----------        ------------
CORPORATE COMMERCIAL PAPER -- 0.8%
    California State, 4.00%, 04/02/09                            NR, NR               1,000,000           1,000,000
                                                                                                       ------------
  TOTAL COMMERCIAL PAPER (COST $1,000,000)                                                                1,000,000
                                                                                                       ------------

TOTAL INVESTMENTS -- 97.0% (Cost $124,039,408)(+)                                                      $120,184,782
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.0%                                                             3,780,599
                                                                                                       ------------
NET ASSETS -- 100.0%                                                                                   $123,965,381
                                                                                                       ============

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2009.
+ The cost for federal income tax purposes is $124,039,408. At March 31, 2009 net unrealized depreciation was $3,854,626. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,607,806, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $5,462,432.
AMBAC - Credit rating enhanced by guaranty or insurance from AMBAC Indemnity
        Corp.
CIFG - Credit rating enhanced by guaranty or insurance from CIFG.
FGIC - Credit rating enhanced by guaranty or insurance from Financial Guaranty
       Insurance Corp.
FNMA - Credit rating enhanced by guaranty or insurance from Federal National
       Mortgage Association.
FSA  - Credit rating enhanced by guaranty or insurance from Financial Security
       Assurance.
GNMA - Credit rating enhanced by guaranty or insurance from Government National
       Mortgage Association.
LOC  - Letter of Credit
MBIA - Credit rating enhanced by guaranty or insurance from MBIA Inc.
PSF-GTD - Public School Fund Guarantee
RADIAN - Credit rating enhanced by guaranty or insurance from Radian Asset
         Assuarance, Inc.
VRDB - Variable Rate Demand Bonds
XLCA - Credit rating enhanced by guaranty or insurance from XL Capital
       Assurance.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                 $  6,378,415                $  --
-----------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs            113,806,367                   --
-----------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                         --                   --
-----------------------------------------------------------------------------------------------
Total                                                   $120,184,782                $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
Large-Cap Growth Fund
---------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
COMMON STOCK -- 99.7%
  CONSUMER DISCRETIONARY -- 10.3%
    AUTO COMPONENTS -- 0.2%
    Gentex Corp.                                       4,200     $    41,832
                                                                 -----------
    DIVERSIFIED CONSUMER SERVICES -- 1.3%
    Brink's Home Security Holdings, Inc.*              1,600          36,160
    DeVry, Inc.                                          300          14,454
    Strayer Education, Inc.                            1,000         179,870
                                                                 -----------
                                                                     230,484
                                                                 -----------
    HOTELS, RESTAURANTS & LEISURE -- 2.0%
    Chipotle Mexican Grill, Inc. - Class A*              700          46,466
    Choice Hotels International, Inc.                  3,000          77,460
    Marriott International, Inc. - Class A             2,000          32,720
    Panera Bread Co. - Class A*                          400          22,360
    Starbucks Corp.*                                   2,300          25,553
    Tim Hortons, Inc.                                  1,700          43,129
    Yum! Brands, Inc.                                  4,500         123,660
                                                                 -----------
                                                                     371,348
                                                                 -----------
    HOUSEHOLD DURABLES -- 0.7%
    NVR, Inc.*                                           300         128,325
                                                                 -----------
    INTERNET & CATALOG RETAIL -- 0.9%
    Amazon.com, Inc.*                                  2,100         154,224
                                                                 -----------
    MEDIA -- 1.0%
    John Wiley & Sons, Inc. - Class A                  2,100          62,538
    The DIRECTV Group, Inc.*                             800          18,232
    The Walt Disney Co.                                3,000          54,480
    Viacom, Inc. - Class B*                            3,000          52,140
                                                                 -----------
                                                                     187,390
                                                                 -----------
    MULTILINE RETAIL -- 1.6%
    Big Lots, Inc.*                                    3,700          76,886
    Kohl's Corp.*                                        500          21,160
    Target Corp.                                       5,300         182,267
                                                                 -----------
                                                                     280,313
                                                                 -----------
    SPECIALTY RETAIL -- 2.1%
    Carmax, Inc.*                                      4,200          52,248
    Lowe's Cos., Inc.                                  2,000          36,500
    O'Reilly Automotive, Inc.*                           600          21,006
    PetSmart, Inc.                                     1,500          31,440
    Ross Stores, Inc.                                  1,100          39,468
    Staples, Inc.                                      4,700          85,117
    The Sherwin-Williams Co.                           2,300         119,531
                                                                 -----------
                                                                     385,310
                                                                 -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
    Nike, Inc. - Class B                               1,900          89,091
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY                                     1,868,317
                                                                 -----------
  CONSUMER STAPLES -- 16.3%
    BEVERAGES -- 5.1%
    Brown-Forman Corp. - Class B                       2,200          85,426
    PepsiCo, Inc.                                     10,400         535,392
    The Coca-Cola Co.                                  7,100         312,045
                                                                 -----------
                                                                     932,863
                                                                 -----------
    FOOD & STAPLES RETAILING -- 5.4%
    Costco Wholesale Corp.                             5,900         273,288
    CVS Caremark Corp.                                 1,239          34,060



                                                      SHARES        VALUE
                                                      ------     -----------
    SYSCO Corp.                                        6,600     $   150,480
    Wal-Mart Stores, Inc.                              6,500         338,650
    Walgreen Co.                                       6,400         166,144
    Whole Foods Market, Inc.                           1,300          21,840
                                                                 -----------
                                                                     984,462
                                                                 -----------
    FOOD PRODUCTS -- 2.4%
    Campbell Soup Co.                                  3,900         106,704
    General Mills, Inc.                                3,100         154,628
    The Hershey Co.                                    2,100          72,975
    The J.M. Smucker Co.                               2,700         100,629
                                                                 -----------
                                                                     434,936
                                                                 -----------
    HOUSEHOLD PRODUCTS -- 2.0%
    Church & Dwight Co., Inc.                          3,200         167,136
    Colgate-Palmolive Co.                              2,200         129,756
    Procter & Gamble Co.                               1,633          76,898
                                                                 -----------
                                                                     373,790
                                                                 -----------
    PERSONAL PRODUCTS -- 0.1%
    Avon Products, Inc.                                  900          17,307
                                                                 -----------
    TOBACCO -- 1.3%
    Altria Group, Inc.                                 1,400          22,428
    Philip Morris International, Inc.                  5,800         206,364
                                                                 -----------
                                                                     228,792
                                                                 -----------
  TOTAL CONSUMER STAPLES                                           2,972,150
                                                                 -----------
  ENERGY -- 6.9%
    ENERGY EQUIPMENT & SERVICES -- 2.8%
    Baker Hughes, Inc.                                 1,600          45,680
    Halliburton Co.                                    2,600          40,222
    IHS, Inc. - Class A*                                 400          16,472
    Key Energy Services, Inc.*                         2,600           7,488
    National Oilwell Varco, Inc.*                      1,000          28,710
    Noble Corp.                                        1,000          24,090
    Patterson-UTI Energy, Inc.                         1,800          16,128
    Schlumberger, Ltd.                                 6,000         243,720
    Smith International, Inc.                          1,300          27,924
    Transocean Ltd.*                                     929          54,662
                                                                 -----------
                                                                     505,096
                                                                 -----------
    OIL, GAS & CONSUMABLE FUELS -- 4.1%
    Chesapeake Energy Corp.                              900          15,354
    EOG Resources, Inc.                                  800          43,808
    Exxon Mobil Corp.                                  6,700         456,270
    Frontier Oil Corp.                                 1,900          24,301
    Hess Corp.                                           500          27,100
    Mariner Energy, Inc.*                              1,100           8,525
    Murphy Oil Corp.                                     800          35,816
    Occidental Petroleum Corp.                         2,600         144,690
                                                                 -----------
                                                                     755,864
                                                                 -----------
  TOTAL ENERGY                                                     1,260,960
                                                                 -----------
  FINANCIALS -- 1.4%
    CAPITAL MARKETS -- 0.9%
    Eaton Vance Corp.                                  1,000          22,850
    Goldman Sachs Group, Inc.                            200          21,204
    Northern Trust Corp.                                 700          41,874
    SEI Investments Co.                                1,300          15,873
    The Charles Schwab Corp.                           4,200          65,100
                                                                 -----------
                                                                     166,901
                                                                 -----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.3%
    CME Group, Inc.                                      200          49,278
                                                                 -----------

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
Large-Cap Growth Fund
---------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    INSURANCE -- 0.0%
    Brown & Brown, Inc.                                  200     $     3,782
                                                                 -----------
    THRIFTS & MORTGAGE FINANCE -- 0.2%
    Capitol Federal Financial                            900          34,029
                                                                 -----------
  TOTAL FINANCIALS                                                   253,990
                                                                 -----------
  HEALTH CARE -- 17.0%
    BIOTECHNOLOGY -- 2.6%
    Biogen Idec, Inc.*                                 1,700          89,114
    Celgene Corp.*                                     3,300         146,520
    Genzyme Corp.*                                     1,400          83,146
    Gilead Sciences, Inc.*                             3,400         157,488
                                                                 -----------
                                                                     476,268
                                                                 -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 4.2%
    Baxter International, Inc.                         5,000         256,100
    Becton, Dickinson & Co.                              400          26,896
    C.R. Bard, Inc.                                    1,700         135,524
    Edwards Lifesciences Corp.*                        3,500         212,205
    Intuitive Surgical, Inc.*                            200          19,072
    Medtronic, Inc.                                    1,900          55,993
    ResMed, Inc.*                                        300          10,602
    Stryker Corp.                                      1,600          54,464
                                                                 -----------
                                                                     770,856
                                                                 -----------
    HEALTH CARE PROVIDERS & SERVICES -- 1.9%
    AmerisourceBergen Corp.                            2,900          94,714
    Cardinal Health, Inc.                              1,500          47,220
    DaVita, Inc.*                                      1,000          43,950
    Express Scripts, Inc.*                               900          41,553
    McKesson Corp.                                     1,000          35,040
    Medco Health Solutions, Inc.*                      1,000          41,340
    MEDNAX, Inc.*                                      1,200          35,364
                                                                 -----------
                                                                     339,181
                                                                 -----------
    LIFE SCIENCES TOOLS & SERVICES -- 1.8%
    Charles River Laboratories
      International, Inc.*                             1,100          29,931
    Covance, Inc.*                                     1,100          39,193
    Pharmaceutical Product Development, Inc.           1,500          35,580
    Techne Corp.                                       3,900         213,369
    Waters Corp.*                                        200           7,390
                                                                 -----------
                                                                     325,463
                                                                 -----------
    PHARMACEUTICALS -- 6.5%
    Abbott Laboratories                                  800          38,160
    Allergan, Inc.                                     1,400          66,864
    Bristol-Myers Squibb Co.                          10,400         227,968
    Eli Lilly & Co.                                      500          16,705
    Endo Pharmaceuticals Holdings, Inc.*               1,000          17,680
    Johnson & Johnson                                 10,000         526,000
    Merck & Co., Inc.                                  2,400          64,200
    Schering-Plough Corp.                              8,300         195,465
    Sepracor, Inc.*                                    2,000          29,320
                                                                 -----------
                                                                   1,182,362
                                                                 -----------
  TOTAL HEALTH CARE                                                3,094,130
                                                                 -----------
  INDUSTRIALS -- 11.4%
    AEROSPACE & DEFENSE -- 0.9%
    Honeywell International, Inc.                      1,900          52,934
    The Boeing Co.                                     1,200          42,696



                                                      SHARES        VALUE
                                                      ------     -----------
    United Technologies Corp.                          1,500     $    64,470
                                                                 -----------
                                                                     160,100
                                                                 -----------
    AIR FREIGHT & LOGISTICS -- 1.6%
    C.H. Robinson Worldwide, Inc.                      2,400         109,464
    Expeditors International Washington, Inc.          2,200          62,238
    United Parcel Service, Inc. - Class B              2,300         113,206
                                                                 -----------
                                                                     284,908
                                                                 -----------
    BUILDING PRODUCTS -- 0.2%
    Lennox International, Inc.                         1,300          34,398
                                                                 -----------
    COMMERCIAL SERVICES & SUPPLIES -- 1.6%
    Copart, Inc.*                                      1,900          56,354
    Corrections Corp. of America*                      3,000          38,430
    Republic Services, Inc.                              700          12,005
    Stericycle, Inc.*                                  4,000         190,920
                                                                 -----------
                                                                     297,709
                                                                 -----------
    CONSTRUCTION & ENGINEERING -- 1.4%
    Aecom Technology Corp.*                            2,700          70,416
    Fluor Corp.                                        1,000          34,550
    Jacobs Engineering Group, Inc.*                    1,400          54,124
    KBR, Inc.                                          2,000          27,620
    The Shaw Group, Inc.*                                700          19,187
    URS Corp.*                                         1,400          56,574
                                                                 -----------
                                                                     262,471
                                                                 -----------
    ELECTRICAL EQUIPMENT -- 1.4%
    AMETEK, Inc.                                       1,000          31,270
    Emerson Electric Co.                               2,200          62,876
    Hubbell, Inc. - Class B                            3,000          80,880
    Roper Industries, Inc.                             1,900          80,655
                                                                 -----------
                                                                     255,681
                                                                 -----------
    INDUSTRIAL CONGLOMERATES -- 0.7%
    3M Co.                                             2,500         124,300
                                                                 -----------
    MACHINERY -- 0.3%
    Caterpillar, Inc.                                  1,300          36,348
    Danaher Corp.                                        300          16,266
                                                                 -----------
                                                                      52,614
                                                                 -----------
    PROFESSIONAL SERVICES -- 1.7%
    Equifax, Inc.                                      2,800          68,460
    FTI Consulting, Inc.*                              4,200         207,816
    Robert Half International, Inc.                    2,500          44,575
                                                                 -----------
                                                                     320,851
                                                                 -----------
    ROAD & RAIL -- 0.2%
    Landstar System, Inc.                              1,000          33,470
                                                                 -----------
    TRADING COMPANIES & DISTRIBUTORS -- 1.4%
    Fastenal Co.                                       2,300          73,957
    W.W. Grainger, Inc.                                2,600         182,468
                                                                 -----------
                                                                     256,425
                                                                 -----------
  TOTAL INDUSTRIALS                                                2,082,927
                                                                 -----------
  INFORMATION TECHNOLOGY -- 30.4%
    COMMUNICATIONS EQUIPMENT -- 4.5%
    Cisco Systems, Inc.*                              29,400         493,038
    Corning, Inc.                                      4,700          62,369
    QUALCOMM, Inc.                                     6,800         264,588
                                                                 -----------
                                                                     819,995
                                                                 -----------
    COMPUTERS & PERIPHERALS -- 7.2%
    Apple Computer, Inc.*                              3,300         346,896

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
Large-Cap Growth Fund
---------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Dell, Inc.*                                        8,600     $    81,528
    Hewlett-Packard Co.                               11,300         362,278
    International Business Machines Corp.              4,700         455,383
    Teradata Corp.*                                    3,800          61,636
    Western Digital Corp.*                               600          11,604
                                                                 -----------
                                                                   1,319,325
                                                                 -----------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.9%
    Agilent Technologies, Inc.*                        1,500          23,055
    AVX Corp.                                         11,500         104,420
    National Instruments Corp.                         2,000          37,300
                                                                 -----------
                                                                     164,775
                                                                 -----------
    INTERNET SOFTWARE & SERVICES -- 2.4%
    eBay, Inc.*                                        5,300          66,568
    Google, Inc. - Class A*                              900         313,254
    Yahoo!, Inc.*                                      4,600          58,926
                                                                 -----------
                                                                     438,748
                                                                 -----------
    IT SERVICES -- 3.0%
    Accenture, Ltd. - Class A                          3,900         107,211
    Automatic Data Processing, Inc.                    3,300         116,028
    Cognizant Technology Solutions Corp. -
      Class A*                                         2,600          54,054
    NeuStar, Inc. - Class A*                           8,600         144,050
    The Western Union Co.                              1,100          13,827
    Total System Services, Inc.                        2,800          38,668
    Visa, Inc. - Class A                               1,400          77,840
                                                                 -----------
                                                                     551,678
                                                                 -----------
    OFFICE ELECTRONICS -- 0.4%
    Zebra Technologies Corp. - Class A*                3,300          62,766
                                                                 -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.3%
    Altera Corp.                                       5,400          94,770
    Analog Devices, Inc.                               1,400          26,978
    Applied Materials, Inc.                            6,600          70,950
    Broadcom Corp. - Class A*                          4,900          97,902
    Cavium Networks, Inc.*                             1,000          11,540
    Intel Corp.                                       27,700         416,885
    Linear Technology Corp.                            1,200          27,576
    MEMC Electronic Materials, Inc.*                   2,200          36,278
    Microchip Technology, Inc.                         3,000          63,570
    Texas Instruments, Inc.                            5,500          90,805
    Xilinx, Inc.                                       1,500          28,740
                                                                 -----------
                                                                     965,994
                                                                 -----------
    SOFTWARE -- 6.7%
    Adobe Systems, Inc.*                               3,100          66,309
    BMC Software, Inc.*                                3,700         122,100
    CA, Inc.                                           3,500          61,635
    Citrix Systems, Inc.*                              4,000          90,560
    Electronic Arts, Inc.*                             1,000          18,190
    FactSet Research Systems, Inc.                     1,200          59,988
    Microsoft Corp.                                   41,100         755,007
    Oracle Corp.                                       2,700          48,789
                                                                 -----------
                                                                   1,222,578
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY                                     5,545,859
                                                                 -----------
  MATERIALS -- 3.2%
    CHEMICALS -- 2.5%
    Ecolab, Inc.                                       2,600          90,298
    Monsanto Co.                                       2,800         232,680



                                                      SHARES        VALUE
                                                      ------     -----------
    Praxair, Inc.                                        300     $    20,187
    Sigma-Aldrich Corp.                                1,400          52,906
    The Scotts Miracle - Gro Co. - Class A             1,500          52,050
    Valhi, Inc.                                          400           3,752
                                                                 -----------
                                                                     451,873
                                                                 -----------
    CONTAINERS & PACKAGING -- 0.2%
    AptarGroup, Inc.                                   1,500          46,710
                                                                 -----------
    METALS & MINING -- 0.5%
    Newmont Mining Corp.                               1,800          80,568
    United States Steel Corp.                            200           4,226
                                                                 -----------
                                                                      84,794
                                                                 -----------
  TOTAL MATERIALS                                                    583,377
                                                                 -----------
  TELECOMMUNICATION SERVICES -- 0.8%
    WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
    American Tower Corp. - Class A*                    1,800          54,774
    Leap Wireless International, Inc.*                 1,100          38,357
    MetroPCS Communications, Inc.*                     2,500          42,700
                                                                 -----------
                                                                     135,831
                                                                 -----------
  TOTAL TELECOMMUNICATION SERVICES                                   135,831
                                                                 -----------
  UTILITIES -- 2.0%
    ELECTRIC UTILITIES -- 1.3%
    Allegheny Energy, Inc.                               900          20,853
    DPL, Inc.                                          2,500          56,350
    Entergy Corp.                                        900          61,281
    Exelon Corp.                                       1,300          59,007
    PPL Corp.                                          1,400          40,194
                                                                 -----------
                                                                     237,685
                                                                 -----------
    GAS UTILITIES -- 0.3%
    EQT Corp.                                          1,600          50,128
                                                                 -----------
    MULTI-UTILITIES -- 0.4%
    Public Service Enterprise Group, Inc.              2,800          82,516
                                                                 -----------
  TOTAL UTILITIES                                                    370,329
                                                                 -----------

  TOTAL COMMON STOCK
    (Cost $22,832,648)                                            18,167,870
                                                                 -----------

SHORT TERM INVESTMENTS -- 0.2%
    BlackRock Liquidity Funds
      TempFund Portfolio --
      Institutional Series
      (Cost $46,931)                                  46,931          46,931
                                                                 -----------

TOTAL INVESTMENTS -- 99.9%
    (Cost $22,879,579)(1)                                        $18,214,801

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                          9,792
                                                                 -----------
NET ASSETS -- 100.0%                                             $18,224,593
                                                                 ===========
*    Non-income producing security.
(1) The cost for Federal income tax purposes is $23,204,925. At March 31, 2009 net unrealized depreciation was $4,990,124. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,146 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,999,270.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                 $18,214,801                 $  --
-----------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                    --                    --
-----------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                        --                    --
-----------------------------------------------------------------------------------------------
Total                                                   $18,214,801                 $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
Large-Cap Value Fund
--------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------

COMMON STOCK -- 99.7%
  CONSUMER DISCRETIONARY -- 8.6%
    AUTO COMPONENTS -- 0.1%
    Johnson Controls, Inc.                             1,200     $    14,400
                                                                 -----------
    DISTRIBUTORS -- 1.3%
    Genuine Parts Co.                                  7,400         220,964
                                                                 -----------
    HOTELS, RESTAURANTS & LEISURE -- 1.8%
    International Speedway Corp. - Class A               800          17,648
    McDonald's Corp.                                   5,400         294,678
                                                                 -----------
                                                                     312,326
                                                                 -----------
    HOUSEHOLD DURABLES -- 1.4%
    NVR, Inc.*                                           500         213,875
    Snap-On, Inc.                                      1,200          30,120
                                                                 -----------
                                                                     243,995
                                                                 -----------
    MEDIA -- 2.1%
    Cablevision Systems New York Group - Class A       1,400          18,116
    CBS Corp. - Class B                                3,700          14,208
    News Corp. - Class A                               3,500          23,170
    Regal Entertainment Group - Class A                2,500          33,525
    The Walt Disney Co.(1)                             9,800         177,968
    Time Warner Cable, Inc.(1)                           853          21,165
    Time Warner, Inc.                                  3,400          65,620
                                                                 -----------
                                                                     353,772
                                                                 -----------
    MULTILINE RETAIL -- 0.2%
    Macy's, Inc.                                       3,000          26,700
                                                                 -----------
    SPECIALTY RETAIL -- 1.4%
    Barnes & Noble, Inc.(1)                            1,500          32,070
    Staples, Inc.                                      2,400          43,464
    The Home Depot, Inc.                               4,300         101,308
    Williams-Sonoma, Inc.                              5,500          55,440
                                                                 -----------
                                                                     232,282
                                                                 -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
    V.F. Corp.                                           800          45,688
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY                                     1,450,127
                                                                 -----------
  CONSUMER STAPLES -- 12.8%
    BEVERAGES -- 0.1%
    The Coca-Cola Co.(1)                                 400          17,580
                                                                 -----------
    FOOD & STAPLES RETAILING -- 2.5%
    BJ's Wholesale Club, Inc.*                         6,800         217,532
    CVS Caremark Corp.                                 2,000          54,980
    Wal-Mart Stores, Inc.                              2,000         104,200
    Walgreen Co.(1)                                    1,900          49,324
                                                                 -----------
                                                                     426,036
                                                                 -----------
    FOOD PRODUCTS -- 4.0%
    Archer-Daniels-Midland Co.                         1,900          52,782
    Bunge, Ltd.                                          500          28,325
    Hormel Foods Corp.                                 7,600         240,996
    Kellogg Co.(1)                                     2,600          95,238
    Kraft Foods, Inc. - Class A                          657          14,644
    The J.M. Smucker Co.                               6,000         223,620
    Tyson Foods, Inc. - Class A(1)                     2,800          26,292
                                                                 -----------
                                                                     681,897
                                                                 -----------
    HOUSEHOLD PRODUCTS -- 4.3%
    Church & Dwight Co., Inc.                          6,000         313,380
    Kimberly-Clark Corp.                               5,000         230,550



                                                      SHARES        VALUE
                                                      ------     -----------
    Procter & Gamble Co.                               4,086     $   192,410
                                                                 -----------
                                                                     736,340
                                                                 -----------
    TOBACCO -- 1.9%
    Philip Morris International, Inc.                  6,700         238,386
    Reynolds American, Inc.                            2,200          78,848
                                                                 -----------
                                                                     317,234
                                                                 -----------
  TOTAL CONSUMER STAPLES                                           2,179,087
                                                                 -----------
  ENERGY -- 17.8%
    ENERGY EQUIPMENT & SERVICES -- 0.6%
    Patterson-UTI Energy, Inc.                         1,800          16,128
    SEACOR Holdings, Inc.*                             1,400          81,634
                                                                 -----------
                                                                      97,762
                                                                 -----------
    OIL, GAS & CONSUMABLE FUELS -- 17.2%
    Anadarko Petroleum Corp.                           1,800          70,002
    Apache Corp.(1)                                    1,400          89,726
    Chesapeake Energy Corp.(1)                         1,500          25,590
    Chevron Corp.                                     10,024         674,014
    ConocoPhillips                                     6,300         246,708
    Devon Energy Corp.                                 1,200          53,628
    Exxon Mobil Corp.(1)                              21,803       1,484,784
    Marathon Oil Corp.                                 1,800          47,322
    Newfield Exploration Co.*                          1,000          22,700
    Noble Energy, Inc.                                   800          43,104
    Occidental Petroleum Corp.                           300          16,695
    Spectra Energy Corp.                               3,850          54,439
    Tesoro Corp.                                         900          12,123
    Valero Energy Corp.                                2,000          35,800
    XTO Energy, Inc.                                   1,700          52,054
                                                                 -----------
                                                                   2,928,689
                                                                 -----------
  TOTAL ENERGY                                                     3,026,451
                                                                 -----------
  FINANCIALS -- 17.8%
    CAPITAL MARKETS -- 2.7%
    Goldman Sachs Group, Inc.                          1,700         180,234
    Morgan Stanley                                     4,700         107,019
    State Street Corp.(1)                              1,500          46,170
    The Bank of New York Mellon Corp.                  4,400         124,300
                                                                 -----------
                                                                     457,723
                                                                 -----------
    COMMERCIAL BANKS -- 4.1%
    Bancorpsouth, Inc.                                 5,700         118,788
    Bank of Hawaii Corp.(1)                            1,400          46,172
    BB&T Corp.(1)                                      1,100          18,612
    Comerica, Inc.                                       900          16,479
    First Horizon National Corp.                       5,711          61,336
    SunTrust Banks, Inc.                               3,200          37,568
    U.S. Bancorp                                       6,700          97,887
    Valley National Bancorp                            2,000          24,740
    Wells Fargo & Co.(1)                              18,600         264,864
                                                                 -----------
                                                                     686,446
                                                                 -----------
    DIVERSIFIED FINANCIAL SERVICES -- 2.3%
    JPMorgan Chase & Co.                              14,679         390,168
                                                                 -----------
    INSURANCE -- 6.5%
    American National Insurance Co.                      800          41,928
    Assurant, Inc.                                     1,000          21,780
    AXIS Capital Holdings, Ltd.                          700          15,778
    Chubb Corp.                                        5,800         245,456
    Endurance Specialty Holdings, Ltd.                 2,900          72,326
    Loews Corp.                                        4,700         103,870

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
Large-Cap Value Fund
--------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Markel Corp.*                                        300     $    85,164
    Prudential Financial, Inc.                         1,800          34,236
    The Travelers Cos., Inc.                           5,600         227,584
    Wesco Financial Corp.                                900         248,400
                                                                 -----------
                                                                   1,096,522
                                                                 -----------
    REAL ESTATE INVESTMENT TRUSTS -- 1.7%
    AvalonBay Communities, Inc.(1)                     1,422          66,919
    Hospitality Properties Trust                       1,900          22,800
    Kilroy Realty Corp.                                1,900          32,661
    Liberty Property Trust                             1,100          20,834
    Public Storage(1)                                  2,100         116,025
    Regency Centers Corp.                              1,200          31,884
                                                                 -----------
                                                                     291,123
                                                                 -----------
    THRIFTS & MORTGAGE FINANCE -- 0.5%
    Astoria Financial Corp.                            2,100          19,299
    Capitol Federal Financial                          1,900          71,839
                                                                 -----------
                                                                      91,138
                                                                 -----------
  TOTAL FINANCIALS                                                 3,013,120
                                                                 -----------
  HEALTH CARE -- 14.2%
    BIOTECHNOLOGY -- 1.2%
    Amgen, Inc.*                                       3,200         158,464
    Biogen Idec, Inc.*(1)                                900          47,178
                                                                 -----------
                                                                     205,642
                                                                 -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
    Beckman Coulter, Inc.                              1,700          86,717
                                                                 -----------
    HEALTH CARE PROVIDERS & SERVICES -- 3.0%
    AmerisourceBergen Corp.                            6,500         212,290
    Cardinal Health, Inc.                              4,900         154,252
    CIGNA Corp.                                        1,300          22,867
    McKesson Corp.                                       800          28,032
    MEDNAX, Inc.*                                        500          14,735
    UnitedHealth Group, Inc.                           2,400          50,232
    WellPoint, Inc.*                                     800          30,376
                                                                 -----------
                                                                     512,784
                                                                 -----------
    HEALTH CARE TECHNOLOGY -- 0.6%
    IMS Health, Inc.                                   7,900          98,513
                                                                 -----------
    LIFE SCIENCES TOOLS & SERVICES -- 1.7%
    Charles River Laboratories
      International, Inc.*                             1,200          32,652
    Life Technologies Corp.*                           4,700         152,656
    PerkinElmer, Inc.                                  7,900         100,883
                                                                 -----------
                                                                     286,191
                                                                 -----------
    PHARMACEUTICALS -- 7.2%
    Eli Lilly & Co.                                    3,700         123,617
    Forest Laboratories, Inc.*                         2,000          43,920
    Johnson & Johnson                                  7,500         394,500
    Merck & Co., Inc.                                  5,900         157,825
    Pfizer, Inc.(1)                                   24,300         330,966
    Wyeth                                              3,700         159,248
                                                                 -----------
                                                                   1,210,076
                                                                 -----------
  TOTAL HEALTH CARE                                                2,399,923
                                                                 -----------
  INDUSTRIALS -- 6.8%
    AEROSPACE & DEFENSE -- 0.8%
    Raytheon Co.                                       3,700         144,078
                                                                 -----------
    AIR FREIGHT & LOGISTICS -- 0.1%
    FedEx Corp.                                          300          13,347
                                                                 -----------
    COMMERCIAL SERVICES & SUPPLIES -- 0.9%
    Copart, Inc.*                                      2,180          64,659



                                                      SHARES        VALUE
                                                      ------     -----------
    Corrections Corp. of America*                      5,500     $    70,455
    Republic Services, Inc.                              700          12,005
                                                                 -----------
                                                                     147,119
                                                                 -----------
    CONSTRUCTION & ENGINEERING -- 1.1%
    Aecom Technology Corp.*(1)                         2,900          75,632
    KBR, Inc.                                          1,500          20,715
    Quanta Services, Inc.*                             1,200          25,740
    URS Corp.*                                         1,600          64,656
                                                                 -----------
                                                                     186,743
                                                                 -----------
    INDUSTRIAL CONGLOMERATES -- 2.5%
    General Electric Co.(1)                           42,700         431,697
                                                                 -----------
    MACHINERY -- 0.6%
    Dover Corp.                                          900          23,742
    Illinois Tool Works, Inc.                          2,500          77,125
                                                                 -----------
                                                                     100,867
                                                                 -----------
    PROFESSIONAL SERVICES -- 0.8%
    Equifax, Inc.                                      5,600         136,920
                                                                 -----------
  TOTAL INDUSTRIALS                                                1,160,771
                                                                 -----------
  INFORMATION TECHNOLOGY -- 3.8%
    COMPUTERS & PERIPHERALS -- 1.0%
    International Business Machines Corp.(1)             600          58,134
    Sun Microsystems, Inc.*                            7,500          54,900
    Teradata Corp.*(1)                                 3,700          60,014
                                                                 -----------
                                                                     173,048
                                                                 -----------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.4%
    AVX Corp.(1)                                      24,800         225,184
    Tyco Electronics, Ltd.                             1,700          18,768
                                                                 -----------
                                                                     243,952
                                                                 -----------
    OFFICE ELECTRONICS -- 0.3%
    Zebra Technologies Corp. - Class A*                2,800          53,256
                                                                 -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
    Intel Corp.                                        4,000          60,200
                                                                 -----------
    SOFTWARE -- 0.7%
    Symantec Corp.*                                    2,000          29,880
    Synopsys, Inc.*                                    4,000          82,920
                                                                 -----------
                                                                     112,800
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY                                       643,256
                                                                 -----------
  MATERIALS -- 2.6%
    CHEMICALS -- 1.7%
    E.I. DuPont de Nemours & Co.(1)                    1,200          26,796
    FMC Corp.                                          1,300          56,082
    PPG Industries, Inc.                                 900          33,210
    RPM International, Inc.                            5,500          70,015
    Sigma-Aldrich Corp.                                1,200          45,348
    The Dow Chemical Co.                               1,600          13,488
    The Lubrizol Corp.                                 1,300          44,213
                                                                 -----------
                                                                     289,152
                                                                 -----------
    METALS & MINING -- 0.8%
    Freeport-McMoRan Copper & Gold, Inc.               2,400          91,464
    Nucor Corp.                                        1,100          41,987
                                                                 -----------
                                                                     133,451
                                                                 -----------
    PAPER & FOREST PRODUCTS -- 0.1%
    Weyerhaeuser Co.                                     700          19,299
                                                                 -----------

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
Large-Cap Value Fund
--------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------

  TOTAL MATERIALS                                                    441,902
                                                                 -----------
  TELECOMMUNICATION SERVICES -- 8.4%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.0%
    AT&T, Inc.                                        24,300     $   612,360
    Verizon Communications, Inc.                      18,800         567,760
                                                                 -----------
                                                                   1,180,120
                                                                 -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
    Crown Castle International Corp.*                  1,500          30,615
    Leap Wireless International, Inc.*                 1,600          55,792
    Telephone & Data Systems, Inc.                     3,200          84,832
    U.S. Cellular Corp.*                               2,000          66,680
                                                                 -----------
                                                                     237,919
                                                                 -----------
  TOTAL TELECOMMUNICATION SERVICES                                 1,418,039
                                                                 -----------
  UTILITIES -- 6.9%
    ELECTRIC UTILITIES -- 3.8%
    Exelon Corp.                                       2,000          90,780
    FirstEnergy Corp.                                  4,000         154,400
    FPL Group, Inc.(1)                                 1,500          76,095
    NV Energy, Inc.                                    2,400          22,536
    PPL Corp.                                          6,700         192,357
    Southern Co.                                       3,400         104,108
                                                                 -----------
                                                                     640,276
                                                                 -----------
    GAS UTILITIES -- 1.2%
    AGL Resources, Inc.                                2,100          55,713
    Atmos Energy Corp.                                 1,400          32,368
    Energen Corp.                                      1,800          52,434
    EQT Corp.                                          1,900          59,527
                                                                 -----------
                                                                     200,042
                                                                 -----------
    MULTI-UTILITIES -- 1.9%
    OGE Energy Corp.                                   9,300         221,526
    SCANA Corp.                                        1,800          55,602
    Vectren Corp.                                      2,500          52,725
                                                                 -----------
                                                                     329,853
                                                                 -----------
  TOTAL UTILITIES                                                  1,170,171
                                                                 -----------
  TOTAL COMMON STOCK
    (Cost $20,494,374)                                            16,902,847
                                                                 -----------

SHORT TERM INVESTMENTS -- 0.4%
    BlackRock Liquidity Funds
      TempFund Portfolio --
      Institutional Series
      (Cost $68,178)                                  68,178          68,178
                                                                 -----------

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
  SECURITIES -- 18.0%
      Institutional Money
      Market Trust                                 2,768,533       2,768,533
                                                                 -----------
      Branch Banking and
      Trust Co. Time Deposit                         286,433         286,433
                                                                 -----------

  TOTAL SHORT-TERM INVESTMENTS HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (Cost $3,054,966)                                              3,054,966
                                                                 -----------

TOTAL INVESTMENTS -- 118.1%
    (Cost $23,617,518)+                                          $20,025,991(2)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.1)%                  (3,069,748)
                                                                 -----------
NET ASSETS -- 100.0%                                             $16,956,243
                                                                 ===========
*    Non-income producing security.
+ The cost for Federal income tax purposes is $23,854,181. At March 31, 2009, net unrealized depreciation was $3,828,190. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,077,963 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,906,153.
(1)  Security partially or fully on loan.
(2) At March 31, 2009, the market value of securities on loan for the Large-Cap Value Fund was $2,941,769.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                 $19,739,558                 $  --
-----------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs               286,433                    --
-----------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                        --                    --
-----------------------------------------------------------------------------------------------
Total                                                   $20,025,991                 $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
Small-Cap Core Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------

COMMON STOCK -- 99.3%
  CONSUMER DISCRETIONARY -- 13.2%
    DISTRIBUTORS -- 0.3%
    Core-Mark Holding Co., Inc.*                         810     $    14,758
    LKQ Corp.*                                         1,090          15,555
                                                                 -----------
                                                                      30,313
                                                                 -----------
    DIVERSIFIED CONSUMER SERVICES -- 1.6%
    Capella Education Co.*                               210          11,130
    Corinthian Colleges, Inc.*                           290           5,641
    DeVry, Inc.                                          180           8,672
    Lincoln Educational Services Corp.*                1,690          30,961
    Matthews International Corp. - Class A             1,180          33,996
    Sotheby's Holdings, Inc. - Class A                   760           6,840
    Steiner Leisure Ltd.*                              1,930          47,111
    Strayer Education, Inc.                              150          26,980
                                                                 -----------
                                                                     171,331
                                                                 -----------
    HOTELS, RESTAURANTS & LEISURE -- 1.8%
    AFC Enterprises, Inc.*                             1,760           7,938
    Ameristar Casinos, Inc.                              910          11,448
    Bally Technologies, Inc.*                            640          11,789
    BJ's Restaurants, Inc.*(1)                           510           7,094
    CKE Restaurants, Inc.                                480           4,032
    DineEquity, Inc.                                     980          11,623
    Domino's Pizza, Inc.*                              3,980          26,069
    PF Chang's China Bistro, Inc.*(1)                    330           7,550
    Sonic Corp.*                                         420           4,208
    Speedway Motorsports, Inc.                           510           6,028
    Texas Roadhouse, Inc.*                             3,160          30,115
    The Cheesecake Factory, Inc.*                        850           9,733
    Vail Resorts, Inc.*                                1,080          22,064
    WMS Industries, Inc.*                              1,765          36,906
                                                                 -----------
                                                                     196,597
                                                                 -----------
    HOUSEHOLD DURABLES -- 0.9%
    American Greetings Corp.                           1,070           5,414
    Blyth, Inc.                                          212           5,540
    CSS Industries, Inc.                                 320           5,440
    Ethan Allen Interiors, Inc.(1)                       950          10,697
    Meritage Homes Corp.*                                370           4,225
    Palm Harbor Homes, Inc.*                           2,080           4,638
    Skyline Corp.                                      2,180          41,442
    Tempur-Pedic International, Inc.                     870           6,351
    Tupperware Brands Corp.                              650          11,044
    Universal Electronics, Inc.*                         360           6,516
                                                                 -----------
                                                                     101,307
                                                                 -----------
    INTERNET & CATALOG RETAIL -- 1.0%
    Blue Nile, Inc.*                                     700          21,105
    Netflix, Inc.*                                       350          15,022
    Overstock.com, Inc.*                                 420           3,843
    PetMed Express, Inc.*                              3,740          61,635
    Priceline.com, Inc.*                                  90           7,090
                                                                 -----------
                                                                     108,695
                                                                 -----------
    LEISURE EQUIPMENT & PRODUCTS -- 0.3%
    Callaway Golf Co.                                  3,290          23,622
    Steinway Musical Instruments*                      1,270          15,202
                                                                 -----------
                                                                      38,824
                                                                 -----------



                                                      SHARES        VALUE
                                                      ------     -----------
    MEDIA -- 1.9%
    Arbitron, Inc.                                       670     $    10,057
    Dolan Media Co.*                                     850           6,689
    Fisher Communications, Inc.                        1,520          14,835
    Interactive Data Corp.                             3,760          93,474
    Knology, Inc.*                                     1,760           7,251
    National Cinemedia, Inc.                             550           7,249
    Outdoor Channel Holdings, Inc.*                    9,010          61,448
    RCN Corp.*                                           560           2,072
    Scholastic Corp.                                     410           6,179
                                                                 -----------
                                                                     209,254
                                                                 -----------
    MULTILINE RETAIL -- 0.7%
    99 Cents Only Stores*                              6,850          63,294
    Dollar Tree Stores, Inc.*                            345          15,370
                                                                 -----------
                                                                      78,664
                                                                 -----------
    SPECIALTY RETAIL -- 3.1%
    Aeropostale, Inc.*                                 1,250          33,200
    Cabela's, Inc.*                                    1,780          16,216
    Charlotte Russe Holdings, Inc.*                      950           7,743
    Conn's, Inc.*(1)                                     720          10,109
    J. Crew Group, Inc.*                               1,470          19,375
    Monro Muffler Brake, Inc.(1)                       3,970         108,500
    Sally Beauty Holdings, Inc.*                       1,780          10,110
    The Buckle, Inc.                                   1,140          36,400
    The Cato Corp. - Class A                           2,970          54,292
    The Gymboree Corp.*                                1,070          22,844
    The Men's Wearhouse, Inc.                            650           9,841
    Tractor Supply Co.*                                  440          15,866
                                                                 -----------
                                                                     344,496
                                                                 -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
    Columbia Sportswear Co.(1)                           220           6,582
    Deckers Outdoor Corp.*                               100           5,304
    Fossil, Inc.*                                      1,080          16,956
    K-Swiss, Inc. - Class A                            1,830          15,628
    Maidenform Brands, Inc.*                           1,870          17,129
    Skechers U.S.A., Inc. - Class A*                   2,620          17,476
    The Timberland Co. - Class A*                        910          10,866
    The Warnaco Group, Inc.*                           1,090          26,160
    Under Armour, Inc. - Class A*                        170           2,793
    Unifirst Corp.                                       630          17,539
    Wolverine World Wide, Inc.                         2,695          41,988
                                                                 -----------
                                                                     178,421
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY                                     1,457,902
                                                                 -----------
  CONSUMER STAPLES -- 6.9%
    BEVERAGES -- 0.9%
    National Beverage Corp.*                          11,000         100,870
                                                                 -----------
    FOOD & STAPLES RETAILING -- 2.5%
    Arden Group, Inc. - Class A                        1,410         164,744
    Casey's General Stores, Inc.                         500          13,330
    PriceSmart, Inc.                                     500           9,005
    Susser Holdings Corp.*                               840          11,290
    United Natural Foods, Inc.*                        1,512          28,683
    Weis Markets, Inc.                                 1,580          49,043
                                                                 -----------
                                                                     276,095
                                                                 -----------
    FOOD PRODUCTS -- 2.5%
    Calavo Growers, Inc.                               1,130          13,583
    Darling International, Inc.*                       1,120           4,155
    Farmer Brothers Co.                                  720          12,816
    Fresh Del Monte Produce, Inc.*                       280           4,598

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
Small-Cap Core Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Lancaster Colony Corp.                             2,000     $    82,960
    Lance, Inc.                                        3,350          69,747
    Ralcorp Holdings, Inc.*                              430          23,168
    Sanderson Farms, Inc.                                780          29,289
    The Hain Celestial Group, Inc.*                    1,800          25,632
    Tootsie Roll Industries, Inc.                        453           9,843
                                                                 -----------
                                                                     275,791
                                                                 -----------
    HOUSEHOLD PRODUCTS -- 1.0%
    WD-40 Co.                                          4,200         101,388
                                                                 -----------
    PERSONAL PRODUCTS -- 0.0%
    Mannatech, Inc.                                      210             699
                                                                 -----------
  TOTAL CONSUMER STAPLES                                             754,843
                                                                 -----------
  ENERGY -- 1.4%
    ENERGY EQUIPMENT & SERVICES -- 0.7%
    Bristow Group, Inc.*(1)                            1,050          22,502
    Cal Dive International, Inc.*                      3,620          24,507
    Core Laboratories N.V.                               100           7,316
    Dril-Quip, Inc.*                                     510          15,657
    Matrix Service Co.*                                  580           4,768
                                                                 -----------
                                                                      74,750
                                                                 -----------
    OIL, GAS & CONSUMABLE FUELS -- 0.7%
    APCO Argentina, Inc.                               1,180          13,003
    Arena Resources, Inc.*                               180           4,586
    Bill Barret Corp.*(1)                                 90           2,002
    Comstock Resources, Inc.*                            360          10,728
    Contango Oil & Gas Co.*                              180           7,056
    EXCO Resources, Inc.*                              1,600          16,000
    Panhandle Oil and Gas, Inc. - Class A                390           6,677
    Southern Union Co.                                     1               7
    Toreador Resources Corp.                              80             201
    Western Refining, Inc.                             1,800          21,492
                                                                 -----------
                                                                      81,752
                                                                 -----------
  TOTAL ENERGY                                                       156,502
                                                                 -----------
  FINANCIALS -- 20.0%
    CAPITAL MARKETS -- 1.1%
    Blackrock Kelso Capital Corp.(1)                     650           2,724
    Capital Southwest Corp.                              200          15,278
    Evercore Partners, Inc. - Class A                    930          14,368
    Gladstone Capital Corp.                            1,580           9,891
    Greenhill & Co., Inc.                                170          12,554
    MVC Capital, Inc.                                  1,580          13,288
    optionsXpress Holdings, Inc.                       1,560          17,737
    Prospect Capital Corp.                               600           5,112
    Westwood Holdings Group, Inc.                        730          28,536
                                                                 -----------
                                                                     119,488
                                                                 -----------
    COMMERCIAL BANKS -- 6.3%
    Bancfirst Corp.                                      850          30,940
    Bank of Hawaii Corp.                                 900          29,682
    Banner Corp.(1)                                    3,180           9,254
    Capitol Bancorp, Ltd.                                560           2,324
    Cardinal Financial Corp.                           2,620          15,039
    Cathay General Bancorp                             1,340          13,976
    Central Pacific Financial Corp.                      420           2,352
    Chemical Financial Corp.                           3,590          74,708
    CoBiz Financial, Inc.                                560           2,940
    Cullen/Frost Bankers, Inc.                         1,980          92,941
    CVB Financial Corp.(1)                             3,780          25,062
    First Busey Corp.(1)                                 570           4,423



                                                      SHARES        VALUE
                                                      ------     -----------
    First Community Bancshares, Inc.                     470     $     5,485
    First Midwest Bancorp, Inc.                        1,040           8,934
    FirstMerit Corp.                                     920          16,744
    Greene Bancshares, Inc.                              848           7,462
    Hancock Holding Co.                                1,220          38,162
    MB Financial, Inc.                                   290           3,944
    National Penn Bancshares, Inc.(1)                  1,030           8,549
    NBT Bancorp, Inc.                                    280           6,059
    Old National Bancorp/Indiana                         600           6,702
    PacWest Bancorp                                      570           8,168
    PremierWest Bancorp                                6,636          26,677
    PrivateBancorp, Inc.                                 160           2,314
    Prosperity Bancshares, Inc.(1)                       850          23,248
    S&T Bancorp, Inc.(1)                                 190           4,030
    Sandy Springs Bancorp, Inc.                          630           7,031
    SCBT Financial Corp.                                 350           7,315
    Signature Bank*                                      180           5,081
    StellarOne Corp.                                     520           6,193
    Susquehanna Bancshares, Inc.                       2,180          20,339
    SVB Financial Group*(1)                              640          12,806
    TowneBank                                          1,610          26,291
    Trico Bancshares                                     350           5,859
    Trustmark Corp.                                    3,040          55,875
    UMB Financial Corp.                                  410          17,421
    Umpqua Holdings Corp.                                880           7,973
    United Community Banks, Inc./Georgia(1)            3,958          16,466
    Westamerica Bancorp(1)                               140           6,378
    Western Alliance Bancorp*                          2,370          10,807
    Wintrust Financial Corp.                           1,110          13,653
                                                                 -----------
                                                                     689,607
                                                                 -----------
    CONSUMER FINANCE -- 0.1%
    Cash America International, Inc.                     810          12,685
                                                                 -----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.4%
    Life Partners Holdings, Inc.                         188           3,207
    PHH Corp.*                                         1,230          17,281
    PICO Holdings, Inc.*                                 780          23,455
                                                                 -----------
                                                                      43,943
                                                                 -----------
    INSURANCE -- 4.8%
    American Safety Insurance Holdings, Ltd.*            500           5,755
    Aspen Insurance Holdings, Ltd.                     2,400          53,904
    Assured Guaranty, Ltd.                             2,500          16,925
    Delphi Financial Group, Inc. - Class A             1,560          20,998
    eHealth, Inc.*                                       390           6,244
    FBL Financial Group, Inc. - Class A                  600           2,490
    First Mercury Financial Corp.*                     1,190          17,184
    Hilltop Holdings, Inc.*                           10,530         120,042
    Horace Mann Educators Corp.                        1,310          10,965
    Max Capital Group, Ltd.                            2,000          34,480
    Meadowbrook Insurance Group, Inc.                  3,140          19,154
    National Interstate Corp.                          1,540          26,041
    Navigators Group, Inc.*                              490          23,118
    NYMagic, Inc.                                        670           8,174
    Odyssey Re Holdings Corp.                            380          14,413
    Presidential Life Corp.                              710           5,531

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
Small-Cap Core Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    ProAssurance Corp.*                                  850     $    39,627
    Protective Life Corp.                              2,220          11,655
    RLI Corp.                                            110           5,522
    SeaBright Insurance Holdings, Inc.*                1,530          16,004
    Selective Insurance Group, Inc.                      490           5,958
    Stewart Information Services Corp.                 2,280          44,460
    United Fire & Casualty Co.                           320           7,027
    Validus Holdings, Ltd.(1)                            500          11,840
                                                                 -----------
                                                                     527,511
                                                                 -----------
    REAL ESTATE INVESTMENT TRUSTS -- 4.4%
    Alexander's, Inc.                                     30           5,111
    Alexandria Real Estate Equities, Inc.                390          14,196
    DiamondRock Hospitality Co.                        6,070          24,341
    Entertainment Properties Trust                       890          14,026
    Equity One, Inc.(1)                                  900          10,971
    First Industrial Realty Trust, Inc.(1)             3,740           9,163
    Franklin Street Properties Corp.                   2,120          26,076
    Getty Realty Corp.                                   370           6,790
    Highwoods Properties, Inc.                           580          12,424
    Home Properties, Inc.                                210           6,437
    Investors Real Estate Trust(1)                     5,040          49,694
    LaSalle Hotel Properties(1)                        2,410          14,074
    LTC Properties, Inc.(1)                            2,780          48,761
    MFA Mortgage Investments, Inc.                     1,240           7,291
    National Health Investors, Inc.                    2,390          64,219
    National Retail Properties, Inc.                   2,510          39,758
    Post Properties, Inc.                              1,170          11,864
    PS Business Parks, Inc.                              190           7,002
    Realty Income Corp.(1)                             2,170          40,839
    Redwood Trust, Inc.                                  540           8,289
    Saul Centers, Inc.                                   170           3,905
    Senior Housing Properties Trust                    3,840          53,837
    Sun Communities, Inc.                                660           7,808
                                                                 -----------
                                                                     486,876
                                                                 -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
    Consolidated Tomoka Land Co.                         370          10,989
                                                                 -----------
    THRIFTS & MORTGAGE FINANCE -- 2.8%
    Abington Bancorp, Inc.                             5,770          47,775
    Brookline Bancorp, Inc.                            9,770          92,815
    First Niagara Financial Group, Inc.                1,990          21,691
    NewAlliance Bancshares, Inc.                       6,970          81,828
    Northwest Bancorp, Inc.                            2,480          41,912
    Provident Financial Services, Inc.                 1,800          19,458
    TrustCo Bank Corp. NY                                730           4,395
                                                                 -----------
                                                                     309,874
                                                                 -----------
  TOTAL FINANCIALS                                                 2,200,973
                                                                 -----------
  HEALTH CARE -- 12.4%
    BIOTECHNOLOGY -- 2.6%
    Acorda Therapeutics, Inc.*                           310           6,141
    Affymax, Inc.*                                     1,270          20,460
    Alexion Pharmaceuticals, Inc.*                       910          34,271
    Alkermes, Inc.*                                    1,300          15,769
    Allos Therapeutics, Inc.*                          2,040          12,607
    Arena Pharmaceuticals, Inc.*                       1,230           3,702



                                                      SHARES        VALUE
                                                      ------     -----------
    Array Biopharma, Inc.*                             1,530     $     4,039
    Cepheid, Inc.*                                       200           1,380
    Cubist Pharmaceuticals, Inc.*                      1,000          16,360
    Enzon Pharmaceuticals, Inc.*                       2,500          15,175
    Geron Corp.*                                         970           4,336
    Halozyme Therapeutics, Inc.*                       4,830          26,372
    Idera Pharmaceuticals, Inc.*                       1,340           8,670
    Maxygen, Inc.*                                     3,990          27,132
    Myriad Genetics, Inc.*                               500          22,735
    Onyx Pharmaceuticals, Inc.*                          420          11,991
    PDL BioPharma, Inc.                                  860           6,089
    Progenics Pharmaceuticals, Inc.*                     580           3,822
    Savient Pharmaceuticals, Inc.*                     1,830           9,058
    Theravance, Inc.*                                    420           7,140
    United Therapeutics Corp.*                           370          24,453
                                                                 -----------
                                                                     281,702
                                                                 -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
    Abaxis, Inc.*                                        510           8,792
    Align Technology, Inc.*                              800           6,344
    Cyberonics, Inc.*(1)                                 190           2,521
    Edwards Lifesciences Corp.*                        1,530          92,764
    Haemonetics Corp.*                                   270          14,872
    Hologic, Inc.*                                       180           2,356
    I-Flow Corp.*                                        810           2,957
    Idexx Laboratories, Inc.*                            965          33,370
    Immucor, Inc.*                                     2,355          59,228
    Insulet Corp.*                                       560           2,296
    Medical Action Industries, Inc.*                     980           8,124
    Meridian Bioscience, Inc.                            920          16,670
    Merit Medical Systems, Inc.*                       3,200          39,072
    Orthofix International N.V.*                       1,030          19,076
    Stereotaxis, Inc.*                                 1,590           6,344
    STERIS Corp.                                         910          21,185
    The Cooper Cos., Inc.(1)                             660          17,450
    Zoll Medical Corp.*                                  360           5,170
                                                                 -----------
                                                                     358,591
                                                                 -----------
    HEALTH CARE PROVIDERS & SERVICES -- 3.5%
    AmSurg Corp.*                                        510           8,084
    CardioNet, Inc.*                                     335           9,400
    Catalyst Health Solutions, Inc.*                     370           7,333
    Corvel Corp.*                                      1,670          33,767
    Genoptix, Inc.*                                      240           6,547
    HealthSouth Corp.*                                 4,880          43,334
    Healthways, Inc.*                                    550           4,824
    inVentiv Health, Inc.*                               360           2,938
    MEDNAX, Inc.*                                        635          18,714
    Molina Healthcare, Inc.*                             920          17,498
    National HealthCare Corp.                            570          22,886
    National Research Corp.                              730          18,133
    PSS World Medical, Inc.*                           5,320          76,342
    Psychiatric Solutions, Inc.*                       1,305          20,528
    RehabCare Group, Inc.*                             2,860          49,879
    Res-Care, Inc.*                                      790          11,502
    The Ensign Group, Inc.                             1,520          23,499
    Virtual Radiologic Corp.*                          1,670          11,673
                                                                 -----------
                                                                     386,881
                                                                 -----------
    HEALTH CARE TECHNOLOGY -- 1.0%
    Allscripts Healthcare Solutions, Inc.                760           7,820
    Athenahealth, Inc.*                                1,520          36,647
    Cerner Corp.*                                      1,030          45,289

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
Small-Cap Core Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Computer Programs & Systems, Inc.(1)                 280     $     9,316
    Eclipsys Corp.*                                      970           9,836
                                                                 -----------
                                                                     108,908
                                                                 -----------
    LIFE SCIENCES TOOLS & SERVICES -- 1.1%
    Affymetrix, Inc.*                                    930           3,041
    Bio-Rad Laboratories, Inc. - Class A*                415          27,348
    Bruker Corp.*                                        360           2,218
    Exelixis, Inc.*                                    1,580           7,268
    Luminex, Corp.*                                      790          14,315
    Paraxel International Corp.*                       1,890          18,390
    Pharmaceutical Product Development, Inc.           1,350          32,022
    Sequenom, Inc.*                                      430           6,115
    Varian, Inc.*                                        360           8,546
                                                                 -----------
                                                                     119,263
                                                                 -----------
    PHARMACEUTICALS -- 1.0%
    Acura Pharmaceuticals, Inc.*                       3,360          21,571
    Cypress Bioscience, Inc.*(1)                       2,620          18,628
    MAP Pharmaceuticals, Inc.*                         1,550           3,255
    Medicis Pharmaceutical Corp. - Class A             3,070          37,976
    Noven Pharmaceuticals, Inc.*                         870           8,248
    Sucampo Pharmaceuticals, Inc. - Class A*           2,240          13,731
    Vivus, Inc.*                                       1,270           5,486
                                                                 -----------
                                                                     108,895
                                                                 -----------
  TOTAL HEALTH CARE                                                1,364,240
                                                                 -----------
  INDUSTRIALS -- 18.8%
    AEROSPACE & DEFENSE -- 0.8%
    AAR Corp.*                                         1,640          20,566
    Cubic Corp.                                          920          23,304
    Curtiss-Wright Corp.                                 230           6,451
    Ducommun, Inc.                                       720          10,469
    Esterline Technologies Corp.*                        150           3,029
    Hexcel Corp.*                                        260           1,708
    Moog, Inc. - Class A*                              1,135          25,957
                                                                 -----------
                                                                      91,484
                                                                 -----------
    AIR FREIGHT & LOGISTICS -- 0.1%
    Forward Air Corp.                                    410           6,654
                                                                 -----------
    AIRLINES -- 0.4%
    Allegiant Travel Co.*(1)                             830          37,732
    UAL Corp.*(1)                                      2,310          10,349
                                                                 -----------
                                                                      48,081
                                                                 -----------
    BUILDING PRODUCTS -- 0.8%
    Ameron International Corp.                           510          26,856
    Apogee Enterprises, Inc.                             400           4,392
    Gibraltar Industries, Inc.                           400           1,888
    Simpson Manufacturing Co., Inc.                      280           5,046
    Universal Forest Products, Inc.                    1,940          51,623
                                                                 -----------
                                                                      89,805
                                                                 -----------
    COMMERCIAL SERVICES & SUPPLIES -- 4.8%
    ABM Industries, Inc.                               4,540          74,456
    American Ecology Corp.                               290           4,043
    Clean Harbors, Inc.*                                 170           8,160
    Comfort Systems USA, Inc.                          2,260          23,436
    Courier Corp.                                        560           8,495
    Deluxe Corp.                                         410           3,948



                                                      SHARES        VALUE
                                                      ------     -----------
    Energy Solutions, Inc.                               690     $     5,968
    EnerNOC, Inc.*                                     3,210          46,673
    Ennis, Inc.                                        2,210          19,581
    G & K Services, Inc. - Class A                     3,112          58,848
    HNI Corp.                                            820           8,528
    ICT Group, Inc.*                                   2,330          12,978
    Kimball International, Inc. - Class B              3,450          22,632
    Knoll, Inc.                                        1,555           9,532
    McGrath RentCorp                                     250           3,940
    Mine Safety Appliances Co.                         1,295          25,926
    PRG-Schultz International, Inc.*                   3,140           8,918
    Rollins, Inc.                                      1,640          28,126
    Standard Register Co.                              1,200           5,496
    The GEO Group, Inc.*                                 320           4,240
    United Stationers, Inc.*                             300           8,424
    Viad Corp.                                           330           4,660
    Waste Connections, Inc.*                           3,700          95,090
    Waste Services, Inc.*                              7,120          30,474
                                                                 -----------
                                                                     522,572
                                                                 -----------
    CONSTRUCTION & ENGINEERING -- 2.1%
    EMCOR Group, Inc.*                                 2,280          39,147
    Granite Construction, Inc.                         1,610          60,343
    Michael Baker Corp.*                                 790          20,540
    Perini Corp.*                                      1,720          21,156
    Sterling Construction Co., Inc.*                   4,670          83,313
                                                                 -----------
                                                                     224,499
                                                                 -----------
    ELECTRICAL EQUIPMENT -- 1.7%
    Acuity Brands, Inc.                                  640          14,426
    American Superconductor Corp.*                       460           7,963
    AZZ, Inc.*(1)                                      1,380          36,418
    Belden, Inc.                                         410           5,129
    GrafTech International, Ltd.*                      1,180           7,269
    II-VI, Inc.*                                         460           7,903
    LSI Industries, Inc.                               1,690           8,737
    Preformed Line Products Co.                        1,910          71,892
    Regal-Beloit Corp.(1)                                720          22,061
    Ultralife Corp.*                                     510           3,942
                                                                 -----------
                                                                     185,740
                                                                 -----------
    INDUSTRIAL CONGLOMERATES -- 0.2%
    Otter Tail Corp.                                   1,060          23,373
                                                                 -----------
    MACHINERY -- 2.1%
    3-D Systems Corp.*                                   980           6,458
    Actuant Corp. - Class A                              450           4,649
    Alamo Group, Inc.                                  1,030          10,980
    Badger Meter, Inc.                                   350          10,112
    Barnes Group, Inc.                                   310           3,314
    Blount International, Inc.*                        1,010           4,666
    Briggs & Stratton Corp.(1)                         1,330          21,945
    CIRCOR International, Inc.                           190           4,279
    Clarcor, Inc.(1)                                     750          18,892
    ESCO Technologies, Inc.*                             855          33,088
    Kaydon Corp.(1)                                    1,543          42,170
    Key Technology, Inc.*                                820           7,216
    L.B. Foster Co. - Class A*                         1,140          28,306
    Lindsay Corp.                                        110           2,970
    Mueller Industries, Inc.                             750          16,268
    Nordson Corp.                                        510          14,499
    Tennant Co.                                          180           1,687

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
Small-Cap Core Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Wabtec Corp.                                         150     $     3,957
                                                                 -----------
                                                                     235,456
                                                                 -----------
    MARINE -- 0.0%
    Eagle Bulk Shipping, Inc.                            650           2,763
    Kirby Corp.*                                          10             266
                                                                 -----------
                                                                       3,029
                                                                 -----------
    PROFESSIONAL SERVICES -- 4.2%
    Administaff, Inc.                                    740          15,636
    CDI Corp.                                          3,290          31,979
    CoStar Group, Inc.*                                  250           7,562
    Exponent, Inc.*                                    5,240         132,729
    FTI Consulting, Inc.*                                550          27,214
    Hill International, Inc.*                          1,320           4,013
    Kelly Services, Inc. - Class A                     1,510          12,155
    Korn/Ferry International, Inc.*                    4,080          36,965
    LECG Corp.*                                          920           2,337
    Navigant Consulting, Inc.*                         2,560          33,459
    Resources Connection, Inc.*                          410           6,183
    The Advisory Board Co.*                            1,035          17,160
    VSE Corp.                                            420          11,214
    Watson Wyatt Worldwide, Inc. - Class A             2,510         123,919
                                                                 -----------
                                                                     462,525
                                                                 -----------
    ROAD & RAIL -- 0.4%
    Landstar System, Inc.                                750          25,102
    Old Dominion Freight Line, Inc.*                     855          20,084
                                                                 -----------
                                                                      45,186
                                                                 -----------
    TRADING COMPANIES & DISTRIBUTORS -- 1.2%
    Aceto Corp.                                       10,560          62,938
    Beacon Roofing Supply, Inc.*                       1,175          15,733
    Houston Wire & Cable Co.                           1,210           9,378
    Lawson Products, Inc.                                560           6,815
    Watsco, Inc.                                       1,075          36,582
                                                                 -----------
                                                                     131,446
                                                                 -----------
  TOTAL INDUSTRIALS                                                2,069,850
                                                                 -----------
  INFORMATION TECHNOLOGY -- 18.6%
    COMMUNICATIONS EQUIPMENT -- 3.4%
    Acme Packet, Inc.*                                   790           4,795
    Adtran, Inc.                                       6,750         109,417
    Arris Group, Inc.*                                   960           7,075
    Bigband Networks, Inc.*                            4,810          31,506
    Ceragon Networks, Ltd.*                            1,785           7,586
    Digi International, Inc.*                            740           5,676
    Hughes Communications, Inc.*                       1,010          12,150
    Infinera Corp.*                                    4,730          35,002
    Loral Space & Communications, Inc.*                  920          19,651
    Netgear, Inc.*                                     1,160          13,978
    Neutral Tandem, Inc.*                              2,070          50,943
    ORBCOMM, Inc.*                                     8,910          13,098
    Palm, Inc.*(1)                                     3,030          26,119
    Polycom, Inc.*                                       520           8,003
    Riverbed Technology, Inc.*                         1,450          18,966
    Starent Networks Corp.*                              610           9,644
                                                                 -----------
                                                                     373,609
                                                                 -----------
    COMPUTERS & PERIPHERALS -- 1.0%
    Data Domain, Inc.*                                 1,170          14,707
    Electronics for Imaging, Inc.*                     2,090          20,482



                                                      SHARES        VALUE
                                                      ------     -----------
    Hutchinson Technology, Inc.*                         510     $     1,326
    Imation Corp.                                      1,110           8,492
    Netezza Corp.*                                     1,820          12,376
    Novatel Wireless, Inc.*                              570           3,203
    Rimage Corp.*                                        690           9,212
    Super Micro Computer, Inc.*                        6,520          32,078
    Synaptics, Inc.*                                     140           3,746
                                                                 -----------
                                                                     105,622
                                                                 -----------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.2%
    Anixter International, Inc.*                       1,815          57,499
    Brightpoint, Inc.*                                 1,230           5,264
    Checkpoint Systems, Inc.*                          1,650          14,800
    Cognex Corp.                                         210           2,804
    Comverge, Inc.*                                    2,880          20,016
    CTS Corp.                                            200             722
    Daktronics, Inc.                                   1,080           7,074
    Echelon Corp.*                                       760           6,148
    Electro Rent Corp.                                 9,490          91,484
    FLIR Systems, Inc.*                                  460           9,421
    OSI Systems, Inc.*                                   545           8,317
    Park Electrochemical Corp.                           400           6,912
    Radisys Corp.*                                     1,000           6,060
                                                                 -----------
                                                                     236,521
                                                                 -----------
    INTERNET SOFTWARE & SERVICES -- 1.5%
    Chordiant Software, Inc.*                          1,990           6,030
    comScore, Inc.*                                      540           6,529
    Digital River, Inc.*                                 490          14,612
    DivX, Inc.*                                        3,720          18,712
    Equinix, Inc.*                                       385          21,618
    Liquidity Services, Inc.*                          1,350           9,436
    MercadoLibre, Inc.*                                  460           8,533
    ModusLink Global Solutions, Inc.*                    800           2,072
    Omniture, Inc.*                                    1,080          14,245
    SAVVIS, Inc.*                                      1,610           9,966
    Skillsoft PLC - ADR*                               3,405          22,779
    Sohu.com, Inc.*                                      200           8,262
    TechTarget, Inc.*                                  3,250           7,800
    ValueClick, Inc.*                                    880           7,489
    VistaPrint, Ltd.*                                    250           6,872
                                                                 -----------
                                                                     164,955
                                                                 -----------
    IT SERVICES -- 3.8%
    Acxiom Corp.                                         560           4,144
    Cass Information Systems, Inc.                     1,370          44,429
    CSG Systems International, Inc.*                     660           9,425
    ExlService Holdings, Inc.*                         1,640          14,137
    Forrester Research, Inc.*                            360           7,402
    Gartner, Inc.*                                       460           5,065
    Global Payments, Inc.                              1,020          34,078
    Heartland Payment Systems, Inc.                      750           4,957
    MAXIMUS, Inc.                                      4,700         187,342
    Perot Systems Corp. - Class A*                     6,130          78,954
    Teletech Holdings, Inc.*                           2,450          26,680
    Wright Express Corp.*                                330           6,013
                                                                 -----------
                                                                     422,626
                                                                 -----------
    OFFICE ELECTRONICS -- 0.3%
    Zebra Technologies Corp. - Class A*                1,620          30,812
                                                                 -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.9%
    ATMI, Inc.*                                          480           7,406

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
Small-Cap Core Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Cavium Networks, Inc.*                               350     $     4,039
    FormFactor, Inc.*                                    490           8,830
    Kulicke & Soffa Industries, Inc.*                  2,890           7,572
    Microsemi Corp.*                                   1,485          17,226
    Pericom Semiconductor Corp.*                       2,960          21,638
    Photronics, Inc.*                                  6,940           6,662
    Rubicon Technology, Inc.*                            810           4,301
    Rudolph Technologies, Inc.*                        1,190           3,606
    Semtech Corp.*                                       600           8,010
    Sigma Designs, Inc.*                                 590           7,340
    Veeco Instruments, Inc.*                           1,120           7,470
                                                                 -----------
                                                                     104,100
                                                                 -----------
    SOFTWARE -- 5.5%
    ACI Worldwide, Inc.*                               2,250          42,187
    ANSYS, Inc.*                                       1,200          30,120
    Ariba, Inc.*                                       1,840          16,063
    Blackbaud, Inc.                                      520           6,037
    CommVault Systems, Inc.*                             790           8,666
    Concur Technologies, Inc.*                           820          15,736
    Double-Take Software, Inc.*                          760           5,138
    EPIQ Systems, Inc.*                                3,320          59,860
    Fair Isaac & Co., Inc.                               980          13,789
    Jack Henry & Associates, Inc.                      7,280         118,810
    JDA Software Group, Inc.*                          4,500          51,975
    Manhattan Associates, Inc.*                        3,310          57,329
    MICROS Systems, Inc.*                              2,665          49,969
    Net 1 UEPS Technologies, Inc.*                       560           8,518
    Perfect World Co., Ltd. - ADR*                       330           4,636
    PROS Holdings, Inc.*                               1,950           9,067
    Renaissance Learning, Inc.                         2,310          20,721
    Sonic Solutions, Inc.*                             1,020           1,224
    SuccessFactors, Inc.*                              1,660          12,666
    Synchronoss Technologies, Inc.*                      990          12,137
    The Ultimate Software Group, Inc.*                 1,080          18,641
    TiVo, Inc.*                                        5,050          35,552
    Vasco Data Security International, Inc.*           1,440           8,309
                                                                 -----------
                                                                     607,150
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY                                     2,045,395
                                                                 -----------
  MATERIALS -- 1.7%
    CHEMICALS -- 0.6%
    American Vanguard Corp.(1)                           470           6,063
    H.B. Fuller Co.                                      490           6,370
    Landec Corp.*                                        760           4,233
    Minerals Technologies, Inc.                        1,220          39,101
    NewMarket Corp.                                      130           5,759
    OM Group, Inc.*                                      270           5,217
                                                                 -----------
                                                                      66,743
                                                                 -----------
    CONTAINERS & PACKAGING -- 0.1%
    Rock-Tenn Co. - Class A                              240           6,492
                                                                 -----------
    METALS & MINING -- 0.9%
    AMCOL International Corp.                            350           5,194
    Compass Minerals International, Inc.                 160           9,019
    Haynes International, Inc.*                          250           4,455
    Kaiser Aluminum Corp.                                730          16,878
    Olympic Steel, Inc.                                  470           7,130
    Royal Gold, Inc.(1)                                1,170          54,709



                                                      SHARES        VALUE
                                                      ------     -----------
    Worthington Industries, Inc.(1)                    1,140     $     9,929
                                                                 -----------
                                                                     107,314
                                                                 -----------
    PAPER & FOREST PRODUCTS -- 0.1%
    Deltic Timber Corp.                                  210           8,276
                                                                 -----------
  TOTAL MATERIALS                                                    188,825
                                                                 -----------
  TELECOMMUNICATION SERVICES -- 1.5%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
    Atlantic Tele-Network, Inc.                          720          13,810
    Cbeyond, Inc.*                                       670          12,616
    Cogent Communications Group, Inc.*                   900           6,480
    Fairpoint Communications, Inc.                     2,980           2,324
    General Communication, Inc. - Class A*               750           5,010
    Premiere Global Services, Inc.*                      690           6,086
    Shenandoah Telecommunication Co.                   1,360          31,008
    TW Telecom, Inc.*                                  3,790          33,163
                                                                 -----------
                                                                     110,497
                                                                 -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
    Centennial Communications Corp.*                     760           6,278
    iPCS, Inc.*                                        3,850          37,383
    USA Mobility, Inc.                                 1,710          15,749
                                                                 -----------
                                                                      59,410
                                                                 -----------
  TOTAL TELECOMMUNICATION SERVICES                                   169,907
                                                                 -----------
  UTILITIES -- 4.8%
    ELECTRIC UTILITIES -- 1.6%
    Central Vermont Public Service Corp.                 340           5,882
    Cleco Corp.                                        1,890          40,994
    El Paso Electric Co.*                              3,798          53,514
    IDACORP, Inc.                                        320           7,475
    MGE Energy, Inc.                                     490          15,371
    The Empire District Electric Co.                     480           6,931
    UniSource Energy Corp.                               660          18,606
    Westar Energy, Inc.                                1,490          26,120
                                                                 -----------
                                                                     174,893
                                                                 -----------
    GAS UTILITIES -- 1.6%
    Chesapeake Utilities Corp.                         2,000          60,960
    New Jersey Resources Corp.                           380          12,913
    Nicor, Inc.                                        1,010          33,562
    Northwest Natural Gas Co.                            170           7,381
    Piedmont Natural Gas Co.                             480          12,427
    South Jersey Industries, Inc.                        440          15,400
    The Laclede Group, Inc.(1)                           120           4,678
    WGL Holdings, Inc.                                   880          28,864
                                                                 -----------
                                                                     176,185
                                                                 -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
    Ormat Technologies, Inc.                             140           3,844
                                                                 -----------
    MULTI-UTILITIES -- 1.1%
    Avista Corp.                                       4,150          57,187
    Black Hills Corp.                                    720          12,881
    CH Energy Group, Inc.                                280          13,132
    NorthWestern Corp.                                   880          18,902
    PNM Resources, Inc.(1)                             1,870          15,446
                                                                 -----------
                                                                     117,548
                                                                 -----------

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
Small-Cap Core Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    WATER UTILITIES -- 0.5%
    American States Water Co.                            540     $    19,613
    Connecticut Water Service, Inc.                    1,240          25,147
    Consolidated Water Co., Inc.                       1,090          11,827
                                                                 -----------
                                                                      56,587
                                                                 -----------
  TOTAL UTILITIES                                                    529,057
                                                                 -----------
  TOTAL COMMON STOCK
    (Cost $13,465,795)                                            10,937,494
                                                                 -----------

SHORT-TERM INVESTMENTS -- 0.6%
    BlackRock Liquidity Funds
      TempFund Portfolio --
      Institutional Series
      (Cost $59,528)                                  59,528          59,528
                                                                 -----------

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 6.1%
    Branch Banking and Trust Co.
    Time Deposit                                      62,841          62,841
    Institutional Money Market Trust                 607,395         607,395
                                                                 -----------

  TOTAL SHORT-TERM INVESTMENTS HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (Cost $670,236)                                                  670,236
                                                                 -----------

TOTAL INVESTMENTS -- 106.0%
    (Cost $14,195,559)+                                          $11,667,258(2)
LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.0)%                     (657,026)
                                                                 -----------
NET ASSETS -- 100.0%                                             $11,010,232
                                                                 ===========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $14,278,937. At March 31, 2009, net unrealized depreciation was $2,611,679. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $416,375 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,028,054.
(1)  Security partially or fully on loan.
(2) At March 31, 2009, the market value of securities on loan for the Small-Cap Core Fund was $646,009.
ADR - American Depository Receipt

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                  $11,604,417                 $  --
-----------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                 62,841                    --
-----------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                         --                    --
-----------------------------------------------------------------------------------------------
Total                                                    $11,667,258                 $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Large-Cap Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
COMMON STOCK -- 97.2%
  CONSUMER DISCRETIONARY -- 8.6%
    AUTO COMPONENTS -- 0.1%
    Autoliv, Inc.                                        740     $    13,742
    BorgWarner, Inc.                                     630          12,789
    Gentex Corp.                                         610           6,075
    Johnson Controls, Inc.                             3,190          38,280
    The Goodyear Tire & Rubber Co.*                      500           3,130
    WABCO Holdings, Inc.                                 200           2,462
                                                                 -----------
                                                                      76,478
                                                                 -----------
    AUTOMOBILES -- 0.0%
    Ford Motor Co.*                                    5,400          14,202
    General Motors Corp.                               1,800           3,492
    Harley-Davidson, Inc.                              2,070          27,717
                                                                 -----------
                                                                      45,411
                                                                 -----------
    DISTRIBUTORS -- 0.0%
    Genuine Parts Co.                                    740          22,096
    LKQ Corp.*                                           400           5,708
                                                                 -----------
                                                                      27,804
                                                                 -----------
    DIVERSIFIED CONSUMER SERVICES -- 0.3%
    Apollo Group, Inc. - Class A*                      2,237         175,224
    Brink's Home Security Holdings, Inc.*                100           2,260
    Career Education Corp.*                              545          13,058
    DeVry, Inc.                                          200           9,636
    H&R Block, Inc.                                    9,590         174,442
    Hillenbrand, Inc.                                    200           3,202
    ITT Educational Services, Inc.*                      130          15,785
    Service Corp. International                        1,940           6,771
    Weight Watchers International, Inc.                  420           7,791
                                                                 -----------
                                                                     408,169
                                                                 -----------
    HOTELS, RESTAURANTS & LEISURE -- 2.1%
    Boyd Gaming Corp.                                    280           1,044
    Brinker International, Inc.                        1,160          17,516
    Burger King Holdings, Inc.                           200           4,590
    Carnival Corp.                                     1,710          36,936
    Choice Hotels International, Inc.                     60           1,549
    Darden Restaurants, Inc.                             660          22,612
    International Game Technology                      2,540          23,419
    Marriott International, Inc. - Class A             1,600          26,176
    McDonald's Corp.                                  38,649       2,109,076
    MGM MIRAGE*                                          770           1,794
    Panera Bread Co. - Class A*                           45           2,516
    Penn National Gaming, Inc.*                          190           4,588
    Royal Caribbean Cruises, Ltd.                      1,580          12,656
    Scientific Games Corp. - Class A Stock*              200           2,422
    Starbucks Corp.*                                   2,970          32,997
    Starwood Hotels & Resorts Worldwide, Inc.          1,510          19,177
    Tim Hortons, Inc.                                    440          11,163
    Wyndham Worldwide Corp.                           16,110          67,662
    Wynn Resorts, Ltd.*                                  310           6,191
    Yum! Brands, Inc.                                  4,280         117,614
                                                                 -----------
                                                                   2,521,698
                                                                 -----------


                                                      SHARES        VALUE
                                                      ------     -----------
    HOUSEHOLD DURABLES -- 0.2%
    Black & Decker Corp.                                 530     $    16,727
    Centex Corp.                                       1,820          13,650
    D.R. Horton, Inc.                                  1,040          10,088
    Fortune Brands, Inc.                               1,170          28,723
    Garmin, Ltd.                                       1,010          21,422
    Harman International Industries, Inc.                870          11,771
    Jarden Corp.*                                        540           6,842
    KB Home Co.                                          440           5,799
    Leggett & Platt, Inc.                              1,460          18,965
    Lennar Corp. - Class A                             1,770          13,293
    M.D.C. Holdings, Inc.                                490          15,259
    Mohawk Industries, Inc.*                             410          12,247
    Newell Rubbermaid, Inc.                            2,390          15,248
    NVR, Inc.*                                            30          12,832
    Pulte Homes, Inc.                                  1,320          14,428
    Snap-On, Inc.                                        330           8,283
    The Stanley Works                                    630          18,346
    Toll Brothers, Inc.*                                 820          14,891
    Whirlpool Corp.                                      530          15,683
                                                                 -----------
                                                                     274,497
                                                                 -----------
    INTERNET & CATALOG RETAIL -- 0.3%
    Amazon.com, Inc.*                                  2,620         192,413
    Expedia, Inc.*                                     1,850          16,798
    Liberty Media Corp. - Interactive - Class A*       1,000           2,900
    Priceline.com, Inc.*                               1,530         120,533
                                                                 -----------
                                                                     332,644
                                                                 -----------
    LEISURE EQUIPMENT & PRODUCTS -- 0.1%
    Eastman Kodak Co.                                  3,030          11,514
    Hasbro, Inc.                                         770          19,304
    Mattel, Inc.                                       1,980          22,829
                                                                 -----------
                                                                      53,647
                                                                 -----------
    MEDIA -- 2.0%
    Ascent Media Corp. - Class A*                          2              50
    Cablevision Systems New York Group - Class A      12,600         163,044
    CBS Corp. - Class B                                9,300          35,712
    Citadel Broadcasting Corp.*                            1              --
    Comcast Corp. - Class A                           32,290         440,436
    Comcast Corp. - Special Class A                   32,800         422,136
    Discovery Communications, Inc. - Class A*             25             401
    Discovery Communications, Inc. - Class C*            785          11,500
    DISH Network Corp.*                                1,800          19,998
    DreamWorks Animation SKG, Inc. - Class A*            210           4,544
    E.W. Scripps Co. - Class A                         4,184           5,648
    Gannett Co., Inc.                                  5,560          12,232
    John Wiley & Sons, Inc. - Class A                    220           6,552
    Lamar Advertising Co. - Class A*                     490           4,777
    Liberty Global, Inc. - Class A*                    6,450          93,912
    Liberty Media Corp. - Capital Class A*             1,410           9,842
    Liberty Media Corp. - Entertainment Class A*       1,200          23,940
    Meredith Corp.                                       530           8,819

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Large-Cap Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    News Corp. - Class A                              12,830     $    84,935
    Omnicom Group, Inc.                                1,930          45,162
    Regal Entertainment Group - Class A                1,450          19,444
    Scripps Networks Interactive, Inc.                   280           6,303
    The DIRECTV Group, Inc.*                           4,810         109,620
    The Interpublic Group of Cos., Inc.*               1,600           6,592
    The McGraw-Hill Cos., Inc.                         2,210          50,543
    The New York Times Co. - Class A                   1,330           6,012
    The Walt Disney Co.                               18,390         333,962
    The Washington Post Co. - Class B                     20           7,142
    Time Warner Cable, Inc.                            4,505         111,735
    Time Warner, Inc.                                 16,770         323,661
    Viacom, Inc. - Class B*                            1,910          33,196
    Virgin Media, Inc.                                   600           2,880
                                                                 -----------
                                                                   2,404,730
                                                                 -----------
    MULTILINE RETAIL -- 0.5%
    Big Lots, Inc.*                                      224           4,655
    Dollar Tree Stores, Inc.*                            271          12,073
    Family Dollar Stores, Inc.                           466          15,550
    J.C. Penney Co., Inc.                             12,280         246,460
    Kohl's Corp.*                                      1,310          55,439
    Macy's, Inc.                                       2,840          25,276
    Nordstrom, Inc.                                    1,270          21,273
    Sears Holdings Corp.*                                760          34,740
    Target Corp.                                       6,650         228,693
                                                                 -----------
                                                                     644,159
                                                                 -----------
    SPECIALTY RETAIL -- 1.6%
    Abercrombie & Fitch Co. - Class A                    720          17,136
    Advance Auto Parts, Inc.                           3,720         152,818
    American Eagle Outfitters, Inc.                    1,440          17,626
    AutoNation, Inc.*                                    540           7,495
    AutoZone, Inc.*                                      120          19,514
    Barnes & Noble, Inc.                                 350           7,483
    Bed Bath & Beyond, Inc.*                           1,130          27,968
    Best Buy Co., Inc.                                 2,090          79,336
    Carmax, Inc.*                                        600           7,464
    Dick's Sporting Goods, Inc.*                         300           4,281
    Foot Locker, Inc.                                  1,480          15,510
    GameStop Corp. - Class A*                            300           8,406
    Guess?, Inc.                                         370           7,800
    Limited Brands, Inc.                               1,940          16,878
    Lowe's Cos., Inc.                                 35,070         640,028
    O'Reilly Automotive, Inc.*                           310          10,853
    OfficeMax, Inc.                                    1,220           3,806
    Penske Auto Group, Inc.                            1,200          11,196
    PetSmart, Inc.                                       300           6,288
    RadioShack Corp.                                   1,250          10,713
    Ross Stores, Inc.                                    330          11,840
    Signet Jewelers, Ltd.                              1,640          18,778
    Staples, Inc.                                      3,070          55,598
    The Gap, Inc.                                     16,360         212,516
    The Home Depot, Inc.                              18,220         429,263
    The Sherwin-Williams Co.                             298          15,487
    The TJX Cos., Inc.                                 4,230         108,457
    Tiffany & Co.                                        670          14,445



                                                      SHARES        VALUE
                                                      ------     -----------
    Urban Outfitters, Inc.*                              400     $     6,548
    Williams-Sonoma, Inc.                                620           6,250
                                                                 -----------
                                                                   1,951,781
                                                                 -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
    Coach, Inc.*                                       1,750          29,225
    Hanesbrands, Inc.*                                   400           3,828
    Jones Apparel Group, Inc.                          1,620           6,836
    Nike, Inc. - Class B                              28,920       1,356,059
    Phillips-Van Heusen Corp.                            100           2,268
    Polo Ralph Lauren Corp.                            4,510         190,547
    V.F. Corp.                                           660          37,693
                                                                 -----------
                                                                   1,626,456
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY                                    10,367,474
                                                                 -----------
  CONSUMER STAPLES -- 14.4%
    BEVERAGES -- 3.7%
    Brown-Forman Corp. - Class B                         358          13,901
    Coca-Cola Enterprises, Inc.                        2,510          33,107
    Constellation Brands, Inc. Class A*                8,960         106,624
    Dr Pepper Snapple Group, Inc.*                       600          10,146
    Hansen Natural Corp.*                                434          15,624
    Molson Coors Brewing Co. - Class B                   530          18,168
    Pepsi Bottling Group, Inc.                           990          21,919
    PepsiAmericas, Inc.                                  210           3,623
    PepsiCo, Inc.                                     35,044       1,804,065
    The Cocoa-Cola Co.                                55,601       2,443,664
                                                                 -----------
                                                                   4,470,841
                                                                 -----------
    FOOD & STAPLES RETAILING -- 5.0%
    BJ's Wholesale Club, Inc.*                         3,320         106,207
    Costco Wholesale Corp.                            26,350       1,220,532
    CVS Caremark Corp.                                54,660       1,502,603
    Safeway, Inc.                                      1,880          37,957
    SUPERVALU, Inc.                                    1,810          25,847
    SYSCO Corp.                                       10,590         241,452
    The Kroger Co.                                    13,666         289,993
    Wal-Mart Stores, Inc.                             46,563       2,425,932
    Walgreen Co.                                       6,300         163,548
    Whole Foods Market, Inc.                             440           7,392
                                                                 -----------
                                                                   6,021,463
                                                                 -----------
    FOOD PRODUCTS -- 1.2%
    Archer-Daniels-Midland Co.                        10,560         293,357
    Bunge, Ltd.                                          460          26,059
    Campbell Soup Co.                                  1,326          36,279
    ConAgra Foods, Inc.                                2,300          38,801
    Corn Products International, Inc.                    510          10,812
    Dean Foods Co.*                                      300           5,424
    Del Monte Foods Co.                                  580           4,228
    General Mills, Inc.                                2,882         143,754
    H.J. Heinz Co.                                     1,790          59,177
    Hormel Foods Corp.                                   490          15,538
    Kellogg Co.                                        1,350          49,450
    Kraft Foods, Inc. - Class A                       29,847         665,290
    McCormick & Co., Inc.                                480          14,194
    Sara Lee Corp.                                     3,760          30,381
    Smithfield Foods, Inc.*                              450           4,257
    The Hershey Co.                                      760          26,410
    The J.M. Smucker Co.                                 376          14,013
    Tyson Foods, Inc. - Class A                        2,040          19,156
                                                                 -----------
                                                                   1,456,580
                                                                 -----------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Large-Cap Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    HOUSEHOLD PRODUCTS -- 3.3%
    Church & Dwight Co., Inc.                          3,946     $   206,099
    Colgate-Palmolive Co.                             19,518       1,151,172
    Energizer Holdings, Inc.*                            400          19,876
    Kimberly-Clark Corp.                               2,890         133,258
    Procter & Gamble Co.                              53,156       2,503,116
    The Clorox Co.                                       558          28,726
                                                                 -----------
                                                                   4,042,247
                                                                 -----------
    PERSONAL PRODUCTS -- 0.1%
    Alberto-Culver Co.                                   200           4,522
    Avon Products, Inc.                                2,150          41,345
    Estee Lauder Cos., Inc. - Class A                    640          15,776
    Herbalife, Ltd.                                      150           2,247
    NBTY, Inc.*                                          740          10,419
                                                                 -----------
                                                                      74,309
                                                                 -----------
    TOBACCO -- 1.1%
    Altria Group, Inc.                                30,090         482,042
    Lorillard, Inc.                                    1,090          67,296
    Philip Morris International, Inc.                 20,250         720,495
    Reynolds American, Inc.                            1,870          67,021
                                                                 -----------
                                                                   1,336,854
                                                                 -----------
  TOTAL CONSUMER STAPLES                                          17,402,294
                                                                 -----------
  ENERGY -- 12.4%
    ENERGY EQUIPMENT & SERVICES -- 3.4%
    Atwood Oceanics, Inc.*                               200           3,318
    Baker Hughes, Inc.                                 7,200         205,560
    BJ Services Co.                                    1,820          18,109
    Cameron International Corp.*                      33,870         742,769
    Diamond Offshore Drilling, Inc.                    3,480         218,753
    Dresser-Rand Group, Inc.*                            200           4,420
    ENSCO International, Inc.                            640          16,896
    Exterran Holdings, Inc.*                             100           1,602
    FMC Technologies, Inc.*                              590          18,508
    Global Industries, Ltd.*                              10              38
    Halliburton Co.                                   45,940         710,692
    Helmerich & Payne, Inc.                              280           6,376
    IHS, Inc. - Class A*                                 100           4,118
    Nabors Industries, Ltd.*                           1,580          15,784
    National Oilwell Varco, Inc.*                      1,560          44,788
    Noble Corp.                                        9,210         221,869
    Oceaneering International, Inc.*                     200           7,374
    Oil States International, Inc.*                    5,100          68,442
    Patterson-UTI Energy, Inc.                           920           8,243
    Pride International, Inc.*                         5,960         107,161
    Rowan Cos., Inc.                                     340           4,070
    Schlumberger, Ltd.                                41,244       1,675,331
    SEACOR Holdings, Inc.*                               100           5,831
    Smith International, Inc.                            990          21,265
    Superior Energy Services, Inc.*                      100           1,289
    Tidewater, Inc.                                      140           5,198
    Unit Corp.*                                          100           2,092
    Weatherford International, Ltd.*                     770           8,524
                                                                 -----------
                                                                   4,148,420
                                                                 -----------
    OIL, GAS & CONSUMABLE FUELS -- 9.0%
    Alpha Natural Resources, Inc.*                       100           1,775
    Anadarko Petroleum Corp.                           7,850         305,286
    Apache Corp.                                       2,820         180,734
    Arch Coal, Inc.                                      440           5,883
    Cabot Oil & Gas Corp.                                270           6,364
    Chesapeake Energy Corp.                            2,620          44,697



                                                      SHARES        VALUE
                                                      ------     -----------
    Chevron Corp.                                     28,930     $ 1,945,253
    Cimarex Energy Co.                                   200           3,676
    ConocoPhillips                                    25,300         990,748
    Consol Energy, Inc.                                  530          13,377
    Continental Resources, Inc.*                          10             212
    Denbury Resources, Inc.*                             500           7,430
    Devon Energy Corp.                                21,130         944,300
    El Paso Corp.                                     45,970         287,312
    Encore Acquisition Co.*                              200           4,654
    EOG Resources, Inc.                                  800          43,808
    Exxon Mobil Corp.                                 50,860       3,463,566
    Forest Oil Corp.*                                    300           3,945
    Frontier Oil Corp.                                   530           6,779
    Frontline, Ltd.                                      570           9,912
    Hess Corp.                                         2,340         126,828
    Holly Corp.                                          560          11,872
    Marathon Oil Corp.                                 4,300         113,047
    Massey Energy Co.                                    400           4,048
    Murphy Oil Corp.                                   5,230         234,147
    Newfield Exploration Co.*                            300           6,810
    Noble Energy, Inc.                                   770          41,488
    Occidental Petroleum Corp.                        24,700       1,374,555
    Overseas Shipholding Group, Inc.                     290           6,574
    Patriot Coal Corp.*                                   36             134
    Peabody Energy Corp.                               5,520         138,221
    Petrohawk Energy Corp.*                              600          11,538
    Pioneer Natural Resources Co.                        370           6,094
    Plains Exploration & Production Co.*                 101           1,740
    Range Resources Corp.                                370          15,229
    Southern Union Co.                                 1,080          16,438
    Southwestern Energy Co.*                           2,568          76,244
    Spectra Energy Corp.                               3,540          50,056
    Sunoco, Inc.                                         780          20,654
    Teekay Corp.                                         270           3,842
    Tesoro Corp.                                       1,450          19,532
    Valero Energy Corp.                                5,110          91,469
    Walter Industries, Inc.                              220           5,031
    Whiting Petroleum Corp.*                             200           5,170
    Williams Cos., Inc.                               12,310         140,088
    XTO Energy, Inc.                                   2,000          61,240
                                                                 -----------
                                                                  10,851,800
                                                                 -----------
  TOTAL ENERGY                                                    15,000,220
                                                                 -----------
  FINANCIALS -- 10.0%
    CAPITAL MARKETS -- 3.2%
    Affiliated Managers Group, Inc.*                     100           4,171
    Ameriprise Financial, Inc.                         1,290          26,432
    BlackRock, Inc.                                      340          44,214
    Eaton Vance Corp.                                    750          17,138
    Federated Investors, Inc.                            900          20,034
    Franklin Resources, Inc.                             990          53,331
    Goldman Sachs Group, Inc.                          4,100         434,682
    Invesco, Ltd.                                      1,860          25,780
    Investment Technology Group, Inc.*                 4,900         125,048
    Janus Capital Group, Inc.                          1,420           9,443
    Jefferies Group, Inc.                                550           7,590
    Lazard, Ltd. - Class A                               310           9,114
    Legg Mason, Inc.                                   1,050          16,695
    Morgan Stanley                                    23,120         526,442

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Large-Cap Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Northern Trust Corp.                               3,690     $   220,736
    Raymond James Financial, Inc.                        690          13,593
    SEI Investments Co.                                1,020          12,454
    State Street Corp.                                 1,890          58,174
    T.Rowe Price Group, Inc.                           1,330          38,384
    TD Ameritrade Holding Corp.*                         790          10,910
    The Bank of New York Mellon Corp.                 22,780         643,535
    The Charles Schwab Corp.                          97,110       1,505,205
    Waddell & Reed Financial, Inc. - Class A             320           5,782
                                                                 -----------
                                                                   3,828,887
                                                                 -----------
    COMMERCIAL BANKS -- 1.2%
    Associated Banc-Corp.                                715          11,040
    Bancorpsouth, Inc.                                   280           5,835
    Bank of Hawaii Corp.                               4,010         132,250
    BB&T Corp.                                         3,650          61,758
    BOK Financial Corp.                                  220           7,601
    CapitalSource, Inc.                                1,200           1,464
    City National Corp.                                  330          11,144
    Comerica, Inc.                                     1,250          22,887
    Commerce Bancshares, Inc.                             33           1,198
    Cullen/Frost Bankers, Inc.                           230          10,796
    Fifth Third Bancorp                                1,200           3,504
    First Horizon National Corp.                       1,033          11,091
    Fulton Financial Corp.                             1,780          11,801
    Huntington Bancshares, Inc.                        3,291           5,463
    KeyCorp.                                           3,530          27,781
    M&T Bank Corp.                                       530          23,977
    Marshall & Ilsley Corp.                            2,440          13,737
    PNC Financial Services Group, Inc.                 2,250          65,902
    Popular, Inc.                                      1,990           4,338
    Regions Financial Corp.                            5,256          22,391
    SunTrust Banks, Inc.                               3,160          37,098
    Synovus Financial Corp.                            2,290           7,443
    TCF Financial Corp.                                1,110          13,054
    U.S. Bancorp                                      16,810         245,594
    Valley National Bancorp                              980          12,123
    Webster Financial Corp.                              700           2,975
    Wells Fargo & Co.                                 48,675         693,132
    Whitney Holdings Corp.                               880          10,076
    Zions Bancorp                                        960           9,437
                                                                 -----------
                                                                   1,486,890
                                                                 -----------
    CONSUMER FINANCE -- 0.3%
    American Express Co.                              18,470         251,746
    AmeriCredit Corp.*                                 2,710          15,880
    Capital One Financial Corp.                        5,070          62,057
    Discover Financial Services                        3,490          22,022
    SLM Corp.*                                         2,220          10,989
    The Student Loan Corp.                               240          10,426
                                                                 -----------
                                                                     373,120
                                                                 -----------
    DIVERSIFIED FINANCIAL SERVICES -- 1.6%
    Bank of America Corp.                             39,694         270,713
    CIT Group, Inc.                                    1,500           4,275
    Citigroup, Inc.                                   13,100          33,143
    CME Group, Inc.                                      320          78,845
    IntercontinentalExchange, Inc.*                      220          16,383
    JPMorgan Chase & Co.                              53,200       1,414,056
    Leucadia National Corp.*                             740          11,019
    Moody's Corp.                                      1,330          30,483



                                                      SHARES        VALUE
                                                      ------     -----------
    NYSE Euronext, Inc.                                1,470     $    26,313
    The NASDAQ OMX Group, Inc.*                          760          14,881
                                                                 -----------
                                                                   1,900,111
                                                                 -----------
    INSURANCE -- 2.8%
    ACE, Ltd.                                          8,080         326,432
    AFLAC, Inc.                                       10,310         199,602
    Alleghany Corp.*                                      41          11,050
    Allied World Assurance Holdings, Ltd.                290          11,029
    American Financial Group, Inc.                     1,230          19,742
    American National Insurance Co.                      240          12,578
    AON Corp.                                          5,460         222,877
    Arch Capital Group, Ltd.*                            460          24,776
    Arthur J. Gallagher & Co.                            120           2,040
    Assurant, Inc.                                       900          19,602
    AXIS Capital Holdings, Ltd.                        1,430          32,232
    Brown & Brown, Inc.                                  210           3,971
    Chubb Corp.                                        8,960         379,187
    Cincinnati Financial Corp.                         6,806         155,653
    CNA Financial Corp.                                1,870          17,129
    Conseco, Inc.*                                     5,410           4,977
    Endurance Specialty Holdings, Ltd.                   800          19,952
    Erie Indemnity Co. - Class A                         280           9,570
    Everest Re Group, Ltd.                               470          33,276
    Fidelity National
      Financial, Inc. - Class A                        1,020          19,900
    First American Corp.                                 600          15,906
    Genworth Financial, Inc. - Class A                 2,100           3,990
    Hartford Financial Services Group, Inc.            7,130          55,971
    HCC Insurance Holdings, Inc.                         670          16,877
    Lincoln National Corp.                             3,760          25,155
    Loews Corp.                                        2,220          49,062
    Markel Corp.*                                         30           8,516
    Marsh & McLennan Cos., Inc.                        2,450          49,613
    MBIA, Inc.*                                        4,180          19,144
    Mercury General Corp.                                340          10,098
    MetLife, Inc.                                     23,441         533,752
    Old Republic International Corp.                     500           5,410
    OneBeacon Insurance Group, Ltd.                      550           5,313
    PartnerRe, Ltd.                                      410          25,449
    Principal Financial Group, Inc.                    2,810          22,986
    Protective Life Corp.                              1,240           6,510
    Prudential Financial, Inc.                         4,730          89,965
    Reinsurance Group of America, Inc.                   660          21,377
    RenaissanceRe Holdings, Ltd.                         400          19,776
    StanCorp Financial Group, Inc.                       390           8,884
    The Allstate Corp.                                 5,460         104,559
    The Hanover Insurance Group, Inc.                    300           8,646
    The Progressive Corp.*                             3,960          53,223
    The Travelers Cos., Inc.                           8,430         342,595
    Torchmark Corp.                                    3,660          96,002
    TransAtlantic Holdings, Inc.                         690          24,612
    Unitrin, Inc.                                        830          11,603
    Unum Group                                        12,930         161,625
    W.R. Berkley Corp.                                 1,440          32,472

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Large-Cap Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    White Mountains Insurance Group, Ltd.                 30     $     5,157
    XL Capital, Ltd. - Class A                           800           4,368
                                                                 -----------
                                                                   3,364,191
                                                                 -----------
    REAL ESTATE INVESTMENT TRUSTS -- 0.7%
    Alexandria Real Estate Equities, Inc.                250           9,100
    AMB Property Corp.                                   460           6,624
    Annaly Mortgage Management, Inc.                   4,750          65,883
    Apartment Investment & Management Co. - Class A    1,598           8,757
    AvalonBay Communities, Inc.                          502          23,624
    Boston Properties, Inc.                              570          19,967
    Brandywine Realty Trust                            1,450           4,133
    BRE Properties, Inc.                                 490           9,619
    Camden Property Trust                                430           9,279
    CBL & Associates Properties, Inc.                  1,360           3,210
    Digital Realty Trust, Inc.                           580          19,245
    Douglas Emmett, Inc.                               1,060           7,833
    Duke Realty Corp.                                  1,380           7,590
    Equity Residential                                 1,660          30,461
    Essex Property Trust, Inc.                           230          13,188
    Federal Realty Investment Trust                      270          12,420
    Health Care Property Investors, Inc.               1,600          28,560
    Health Care REIT, Inc.                               600          18,354
    Hospitality Properties Trust                       1,290          15,480
    Host Hotels & Resorts, Inc.                        2,810          11,015
    HRPT Properties Trust                              1,200           3,828
    Kilroy Realty Corp.                                  260           4,469
    Kimco Realty Corp.                                 2,160          16,459
    Liberty Property Trust                               780          14,773
    Mack-Cali Realty Corp.                               720          14,263
    Nationwide Health Properties, Inc.                   600          13,314
    Plum Creek Timber Co., Inc.                        1,010          29,361
    ProLogis                                           3,150          20,475
    Public Storage                                     3,240         179,010
    Rayonier, Inc.                                       420          12,692
    Regency Centers Corp.                                470          12,488
    Simon Property Group, Inc.                         1,561          54,073
    SL Green Realty Corp.                                450           4,860
    Taubman Centers, Inc.                                540           9,202
    The Macerich Co.                                     800           5,008
    UDR, Inc.                                          1,260          10,849
    Ventas, Inc.                                         820          18,540
    Vornado Realty Trust                                 964          32,043
    Weingarten Realty, Inc.                              820           7,806
                                                                 -----------
                                                                     787,855
                                                                 -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
    CB Richard Ellis Group, Inc. - Class A*              900           3,627
    Jones Lang LaSalle, Inc.                             240           5,583
    The St. Joe Co.*                                     200           3,348
                                                                 -----------
                                                                      12,558
                                                                 -----------
    THRIFTS & MORTGAGE FINANCE -- 0.2%
    Astoria Financial Corp.                            1,020           9,374
    Capitol Federal Financial                            304          11,494
    Guaranty Financial Group, Inc.*                        1               1


                                                      SHARES        VALUE
                                                      ------     -----------
    Hudson City Bancorp, Inc.                         17,682     $   206,703
    New York Community Bancorp, Inc.                   2,400          26,808
    People's United Financial, Inc.                    1,413          25,392
    Tree.com, Inc.*                                       52             240
    Washington Federal, Inc.                             860          11,429
                                                                 -----------
                                                                     291,441
                                                                 -----------
  TOTAL FINANCIALS                                                12,045,053
                                                                 -----------
  HEALTH CARE -- 15.3%
    BIOTECHNOLOGY -- 2.3%
    Abraxis Bioscience, Inc.*                             39           1,860
    Amgen, Inc.*                                      15,534         769,244
    Amylin Pharmaceuticals, Inc.*                        500           5,875
    Biogen Idec, Inc.*                                 2,170         113,751
    BioMarin Pharmaceutical, Inc.*                       300           3,705
    Celgene Corp.*                                     2,580         114,552
    Cephalon, Inc.*                                      233          15,867
    Genzyme Corp.*                                       890          52,857
    Gilead Sciences, Inc.*                            36,477       1,689,615
    Vertex Pharmaceuticals, Inc.*                        373          10,716
                                                                 -----------
                                                                   2,778,042
                                                                 -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
    Baxter International, Inc.                         5,610         287,344
    Beckman Coulter, Inc.                                180           9,182
    Becton, Dickinson & Co.                            2,120         142,549
    Boston Scientific Corp.*                           6,020          47,859
    C.R. Bard, Inc.                                      240          19,133
    Covidien, Ltd.                                    15,270         507,575
    DENTSPLY International, Inc.                         620          16,647
    Edwards Lifesciences Corp.*                          123           7,458
    Gen-Probe, Inc.*                                     100           4,558
    Hill-Rom Holdings, Inc.                               80             791
    Hologic, Inc.*                                       720           9,425
    Hospira, Inc.*                                       740          22,836
    Idexx Laboratories, Inc.*                            100           3,458
    Intuitive Surgical, Inc.*                            110          10,490
    Inverness Medical Innovations, Inc.*                 300           7,989
    Kinetic Concepts, Inc.*                              510          10,771
    Medtronic, Inc.                                   11,010         324,465
    ResMed, Inc.*                                      2,800          98,952
    St. Jude Medical, Inc.*                            1,210          43,959
    Stryker Corp.                                     25,270         860,191
    Teleflex, Inc.                                       160           6,254
    The Cooper Cos., Inc.                                200           5,288
    Varian Medical Systems, Inc.*                        560          17,046
    Zimmer Holdings, Inc.*                             1,020          37,230
                                                                 -----------
                                                                   2,501,450
                                                                 -----------
    HEALTH CARE PROVIDERS & SERVICES -- 1.5%
    Aetna, Inc.                                        2,370          57,662
    AmerisourceBergen Corp.                            1,130          36,906
    Brookdale Senior Living, Inc.                        170             859
    Cardinal Health, Inc.                              2,170          68,312
    CIGNA Corp.                                        2,440          42,920
    Community Health Systems, Inc.*                      400           6,136
    Coventry Health Care, Inc.*                        1,220          15,787
    DaVita, Inc.*                                        394          17,316
    Express Scripts, Inc.*                             5,920         273,326
    Health Net, Inc.*                                    380           5,502
    Henry Schein, Inc.*                                  290          11,603

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Large-Cap Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Humana, Inc.*                                        860     $    22,429
    Laboratory Corp. of America Holdings*                500          29,245
    LifePoint Hospitals, Inc.*                         4,850         101,171
    Lincare Holdings, Inc.*                              210           4,578
    McKesson Corp.                                    10,720         375,629
    Medco Health Solutions, Inc.*                      5,810         240,185
    MEDNAX, Inc.*                                        270           7,957
    Omnicare, Inc.                                     4,369         106,997
    Patterson Cos., Inc.*                                470           8,864
    Quest Diagnostics, Inc.                              740          35,135
    UnitedHealth Group, Inc.                          12,680         265,392
    Universal Health Services, Inc. - Class B            140           5,368
    VCA Antech, Inc.*                                    100           2,255
    WellCare Health Plans, Inc.*                         750           8,437
    WellPoint, Inc.*                                   2,580          97,963
                                                                 -----------
                                                                   1,847,934
                                                                 -----------
    HEALTH CARE TECHNOLOGY -- 0.0%
    Cerner Corp.*                                        100           4,397
    HLTH Corp.*                                          300           3,105
    IMS Health, Inc.                                   1,160          14,465
                                                                 -----------
                                                                      21,967
                                                                 -----------
    LIFE SCIENCES TOOLS & SERVICES -- 0.5%
    Charles River Laboratories International, Inc.*      400          10,884
    Covance, Inc.*                                       300          10,689
    Illumina, Inc.*                                      400          14,896
    Life Technologies Corp.*                             621          20,170
    Millipore Corp.*                                     140           8,037
    PerkinElmer, Inc.                                  1,040          13,281
    Pharmaceutical Product Development, Inc.             510          12,097
    Techne Corp.                                          61           3,337
    Thermo Fisher Scientific, Inc.*                   15,210         542,541
    Waters Corp.*                                        440          16,258
                                                                 -----------
                                                                     652,190
                                                                 -----------
    PHARMACEUTICALS -- 8.9%
    Abbott Laboratories                               54,109       2,580,999
    Allergan, Inc.                                    20,390         973,826
    Bristol-Myers Squibb Co.                          19,890         435,989
    Eli Lilly & Co.                                   10,460         349,469
    Endo Pharmaceuticals Holdings, Inc.*                 380           6,718
    Forest Laboratories, Inc.*                         1,480          32,501
    Johnson & Johnson                                 34,220       1,799,972
    King Pharmaceuticals, Inc.*                          970           6,858
    Merck & Co., Inc.                                 23,130         618,728
    Mylan Laboratories, Inc.*                            910          12,203
    Perrigo Co.                                          230           5,711
    Pfizer, Inc.                                     107,300       1,461,426
    Schering-Plough Corp.                             77,930       1,835,251
    Sepracor, Inc.*                                      350           5,131
    Teva Pharmaceutical Industries, Ltd. - ADR           125           5,631
    Warner Chilcott, Ltd.*                               400           4,208
    Watson Pharmaceuticals, Inc.*                      4,000         124,440
    Wyeth                                             11,800         507,872
                                                                 -----------
                                                                  10,766,933
                                                                 -----------
  TOTAL HEALTH CARE                                               18,568,516
                                                                 -----------



                                                      SHARES        VALUE
                                                      ------     -----------
  INDUSTRIALS -- 9.1%
    AEROSPACE & DEFENSE -- 2.2%
    Alliant Techsystems, Inc.*                         1,520     $   101,810
    BE Aerospace, Inc.*                                  500           4,335
    General Dynamics Corp.                             3,950         164,280
    Goodrich Corp.                                     3,900         147,771
    Honeywell International, Inc.                      7,580         211,179
    L-3 Communications Holdings, Inc.                  2,520         170,856
    Lockheed Martin Corp.                              4,430         305,803
    Northrop Grumman Corp.                             8,040         350,865
    Precision Castparts Corp.                            550          32,945
    Raytheon Co.                                       4,070         158,486
    Rockwell Collins, Inc.                               880          28,723
    Spirit Aerosystems
      Holdings, Inc. - Class A*                          300           2,991
    The Boeing Co.                                     5,220         185,728
    United Technologies Corp.                         17,890         768,912
                                                                 -----------
                                                                   2,634,684
                                                                 -----------
    AIR FREIGHT & LOGISTICS -- 0.7%
    C.H. Robinson Worldwide, Inc.                        642          29,282
    Expeditors International Washington, Inc.            790          22,349
    FedEx Corp.                                        1,180          52,498
    United Parcel Service, Inc. - Class B             15,510         763,402
    UTi Worldwide, Inc.                                  400           4,780
                                                                 -----------
                                                                     872,311
                                                                 -----------
    AIRLINES -- 0.0%
    AMR Corp.*                                         1,530           4,881
    Continental Airlines, Inc. - Class B*                570           5,021
    Copa Holdings SA                                     200           5,734
    Delta Airlines Co.*                                1,400           7,882
    Southwest Airlines Co.                             3,130          19,813
                                                                 -----------
                                                                      43,331
                                                                 -----------
    BUILDING PRODUCTS -- 0.0%
    Armstrong World Industries, Inc.*                    220           2,422
    Masco Corp.                                        4,060          28,339
    Owens Corning, Inc.*                                 300           2,712
                                                                 -----------
                                                                      33,473
                                                                 -----------
    COMMERCIAL SERVICES & SUPPLIES -- 0.3%
    Avery Dennison Corp.                                 660          14,744
    Cintas Corp.                                         800          19,776
    Copart, Inc.*                                        230           6,822
    Corrections Corp. of America*                        300           3,843
    Covanta Holding Corp.*                               610           7,985
    Iron Mountain, Inc.*                                 430           9,533
    Pitney Bowes, Inc.                                 1,360          31,756
    R.R. Donnelley & Sons Co.                          2,030          14,880
    Republic Services, Inc.                            1,140          19,551
    Steelcase, Inc. - Class A                          1,570           7,866
    Stericycle, Inc.*                                    322          15,369
    The Brink's Co.                                      200           5,292
    Waste Management, Inc.                             8,450         216,320
                                                                 -----------
                                                                     373,737
                                                                 -----------
    CONSTRUCTION & ENGINEERING -- 1.2%
    Aecom Technology Corp.*                              200           5,216
    Fluor Corp.                                       35,100       1,212,705

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Large-Cap Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Foster Wheeler AG*                                   310     $     5,416
    Jacobs Engineering Group, Inc.*                    3,440         132,990
    KBR, Inc.                                          7,170          99,018
    Quanta Services, Inc.*                               500          10,725
    The Shaw Group, Inc.*                                160           4,386
    URS Corp.*                                           430          17,376
                                                                 -----------
                                                                   1,487,832
                                                                 -----------
    ELECTRICAL EQUIPMENT -- 1.2%
    ABB Ltd.                                          23,920         333,445
    AMETEK, Inc.                                         700          21,889
    Cooper Industries, Ltd. - Class A                  6,100         157,746
    Emerson Electric Co.                              28,680         819,674
    First Solar, Inc.*                                   100          13,270
    General Cable Corp.*                                 200           3,964
    Hubbell, Inc. - Class B                              420          11,323
    Rockwell Automation, Inc.                            840          18,346
    Roper Industries, Inc.                               410          17,404
    Sunpower Corp. - Class A*                            100           2,378
    Thomas & Betts Corp.*                                230           5,755
                                                                 -----------
                                                                   1,405,194
                                                                 -----------
    INDUSTRIAL CONGLOMERATES -- 1.5%
    3M Co.                                             6,960         346,051
    Carlisle Cos., Inc.                                  240           4,711
    General Electric Co.                             130,860       1,322,995
    McDermott International, Inc.*                     1,300          17,407
    Textron, Inc.                                      3,000          17,220
    Tyco International, Ltd.                           3,390          66,308
                                                                 -----------
                                                                   1,774,692
                                                                 -----------
    MACHINERY -- 1.2%
    AGCO Corp.*                                          700          13,720
    Bucyrus International, Inc.                          100           1,518
    Caterpillar, Inc.                                  3,260          91,150
    Crane Co.                                            550           9,284
    Cummins, Inc.                                      1,140          29,013
    Danaher Corp.                                      2,320         125,790
    Deere & Co.                                        2,070          68,041
    Donaldson Co., Inc.                                  310           8,320
    Dover Corp.                                        6,600         174,108
    Eaton Corp.                                        1,090          40,177
    Flowserve Corp.                                    4,090         229,531
    Gardner Denver, Inc.*                              7,300         158,702
    Graco, Inc.                                          280           4,780
    Harsco Corp.                                         400           8,868
    IDEX Corp.                                           590          12,903
    Illinois Tool Works, Inc.                          2,950          91,007
    Ingersoll Rand Co., Ltd. - Class A                 2,340          32,292
    ITT Corp.                                          5,600         215,432
    John Bean Technologies Corp.                          12             126
    Joy Global, Inc.                                     610          12,993
    Kennametal, Inc.                                     190           3,080
    Lincoln Electric Holdings, Inc.                      240           7,606
    Oshkosh Corp.                                      1,110           7,481
    PACCAR, Inc.                                       1,750          45,080
    Pall Corp.                                           640          13,075
    Parker Hannifin Corp.                              1,040          35,339
    Pentair, Inc.                                        570          12,352
    SPX Corp.                                            300          14,103
    Terex Corp.*                                         970           8,973
    The Manitowoc Co., Inc.                              200             654
    The Toro Co.                                         370           8,947


                                                      SHARES        VALUE
                                                      ------     -----------
    Timken Co.                                           630     $     8,795
    Trinity Industries, Inc.                             400           3,656
                                                                 -----------
                                                                   1,496,896
                                                                 -----------
    MARINE -- 0.0%
    Alexander & Baldwin, Inc.                            290           5,519
    Kirby Corp.*                                         100           2,664
                                                                 -----------
                                                                       8,183
                                                                 -----------
    PROFESSIONAL SERVICES -- 0.1%
    Equifax, Inc.                                        720          17,604
    FTI Consulting, Inc.*                                150           7,422
    Manpower, Inc.                                       710          22,386
    Monster Worldwide, Inc.*                             840           6,846
    Robert Half International, Inc.                      760          13,551
    The Corporate Executive Board Co.                     70           1,015
    The Dun & Bradstreet Corp.                           220          16,940
                                                                 -----------
                                                                      85,764
                                                                 -----------
    ROAD & RAIL -- 0.6%
    Burlington Northern Santa Fe Corp.                 2,710         163,007
    Con-way, Inc.                                        660          11,834
    CSX Corp.                                          1,970          50,925
    Hertz Global Holdings, Inc.*                         700           2,751
    JB Hunt Transport Services, Inc.                     230           5,545
    Kansas City Southern Industries, Inc.*               100           1,271
    Landstar System, Inc.                                130           4,351
    Norfolk Southern Corp.                             6,780         228,825
    Ryder Systems, Inc.                                3,640         103,048
    Union Pacific Corp.                                4,520         185,817
                                                                 -----------
                                                                     757,374
                                                                 -----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.1%
    Fastenal Co.                                         320          10,289
    GATX Corp.                                           500          10,115
    MSC Industrial Direct Co., Inc. - Class A            100           3,107
    W.W. Grainger, Inc.                                  300          21,054
    WESCO International, Inc.*                           390           7,067
                                                                 -----------
                                                                      51,632
                                                                 -----------
  TOTAL INDUSTRIALS                                               11,025,103
                                                                 -----------
  INFORMATION TECHNOLOGY -- 18.7%
    COMMUNICATIONS EQUIPMENT -- 4.4%
    Brocade Communications Systems, Inc.*                700           2,415
    Cisco Systems, Inc.*                              75,370       1,263,955
    CommScope, Inc.*                                     540           6,134
    Corning, Inc.                                      7,530          99,923
    F5 Networks, Inc.*                                   200           4,190
    Harris Corp.                                         570          16,496
    JDS Uniphase Corp.*                                1,000           3,250
    Juniper Networks, Inc.*                           52,160         785,530
    Motorola, Inc.                                     5,600          23,688
    QUALCOMM, Inc.                                    55,740       2,168,843
    Research in Motion, Ltd.*                         22,200         956,154
    Tellabs, Inc.*                                     1,400           6,412
                                                                 -----------
                                                                   5,336,990
                                                                 -----------
    COMPUTERS & PERIPHERALS -- 5.9%
    Apple Computer, Inc.*                             21,720       2,283,206
    Dell, Inc.*                                       12,900         122,292

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Large-Cap Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Diebold, Inc.                                        223     $     4,761
    EMC Corp.*                                        19,080         217,512
    Hewlett-Packard Co.                               76,710       2,459,322
    International Business Machines Corp.             18,940       1,835,097
    Lexmark International Group, Inc. - Class A*         640          10,797
    NCR Corp.*                                        15,100         120,045
    NetApp, Inc.*                                      1,780          26,415
    QLogic Corp.*                                      1,080          12,010
    SanDisk Corp.*                                     1,620          20,493
    Seagate Technology                                 1,400           8,414
    Sun Microsystems, Inc.*                            1,600          11,712
    Teradata Corp.*                                      500           8,110
    Western Digital Corp.*                             1,450          28,043
                                                                 -----------
                                                                   7,168,229
                                                                 -----------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.3%
    Agilent Technologies, Inc.*                        1,780          27,359
    Amphenol Corp. - Class A                             900          25,641
    Arrow Electronics, Inc.*                             780          14,867
    Avnet, Inc.*                                       1,060          18,561
    AVX Corp.                                            890           8,081
    Dolby Laboratories, Inc.*                          4,720         160,999
    FLIR Systems, Inc.*                                  300           6,144
    Ingram Micro, Inc. - Class A*                      1,110          14,030
    Jabil Circuit, Inc.                                2,690          14,956
    Mettler-Toledo International, Inc.*                  130           6,673
    Molex, Inc.                                        1,170          16,076
    Tech Data Corp.*                                     270           5,881
    Trimble Navigation, Ltd.*                            400           6,112
    Tyco Electronics, Ltd.                             2,280          25,171
    Vishay Intertechnology, Inc.*                      2,550           8,874
                                                                 -----------
                                                                     359,425
                                                                 -----------
    INTERNET SOFTWARE & SERVICES -- 2.1%
    Akamai Technologies, Inc.*                           550          10,670
    eBay, Inc.*                                        5,440          68,326
    Equinix, Inc.*                                       100           5,615
    Google, Inc. - Class A*                            6,355       2,211,921
    IAC/InterActiveCorp.*                              1,020          15,535
    Sohu.com, Inc.*                                    3,700         152,847
    VeriSign, Inc.*                                      540          10,190
    Yahoo!, Inc.*                                      5,200          66,612
                                                                 -----------
                                                                   2,541,716
                                                                 -----------
    IT SERVICES -- 1.8%
    Accenture, Ltd. - Class A                          6,260         172,087
    Affiliated Computer Services, Inc.*                  390          18,677
    Alliance Data Systems Corp.*                         530          19,584
    Automatic Data Processing, Inc.                    5,010         176,152
    Broadridge Financial Solutions, Inc.                 440           8,188
    Cognizant Technology Solutions
      Corp. - Class A*                                   910          18,919
    Computer Sciences Corp.*                           1,240          45,682
    Convergys Corp.*                                   1,550          12,524
    DST Systems, Inc.*                                   440          15,233
    Fidelity National Information
      Services, Inc.                                     940          17,108
    Fiserv, Inc.*                                        930          33,908
    Global Payments, Inc.                                300          10,023



                                                      SHARES        VALUE
                                                      ------     -----------
    Hewitt Associates, Inc.*                             370     $    11,011
    Lender Processing Services, Inc.                     200           6,122
    Mastercard, Inc. - Class A                           590          98,813
    Metavante Technologies, Inc.*                        497           9,920
    NeuStar, Inc. - Class A*                             100           1,675
    Paychex, Inc.                                      1,860          47,746
    SAIC, Inc.*                                        9,400         175,498
    The Western Union Co.                             10,740         135,002
    Total System Services, Inc.                        1,140          15,743
    Visa, Inc. - Class A                              20,670       1,149,252
                                                                 -----------
                                                                   2,198,867
                                                                 -----------
    OFFICE ELECTRONICS -- 0.2%
    Xerox Corp.                                       44,070         200,518
    Zebra Technologies Corp. - Class A*                  100           1,902
                                                                 -----------
                                                                     202,420
                                                                 -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
    Advanced Micro Devices, Inc.*                      1,400           4,270
    Altera Corp.                                       1,810          31,766
    Analog Devices, Inc.                               3,140          60,508
    Applied Materials, Inc.                            8,360          89,870
    Atmel Corp.*                                       1,100           3,993
    Broadcom Corp. - Class A*                          4,090          81,718
    Cree, Inc.*                                          620          14,589
    Cypress Semiconductor Corp.*                       1,600          10,832
    Integrated Device Technology, Inc.*                2,300          10,465
    Intel Corp.                                       60,390         908,869
    International Rectifier Corp.*                       410           5,539
    Intersil Holding Corp. - Class A                   1,420          16,330
    KLA-Tencor Corp.                                   1,310          26,200
    Lam Research Corp.*                                  970          22,087
    Linear Technology Corp.                            1,510          34,700
    LSI Logic Corp.*                                   1,900           5,776
    Marvell Technology Group, Ltd.*                    2,650          24,274
    MEMC Electronic Materials, Inc.*                   1,240          20,448
    Microchip Technology, Inc.                         1,470          31,149
    Micron Technology, Inc.*                           1,500           6,090
    National Semiconductor Corp.                       2,090          21,464
    Novellus Systems, Inc.*                              820          13,637
    NVIDIA Corp.*                                      2,950          29,087
    ON Semiconductor Corp.*                              800           3,120
    Rambus, Inc.*                                        400           3,784
    Silicon Laboratories, Inc.*                          100           2,640
    Teradyne, Inc.*                                      900           3,942
    Texas Instruments, Inc.                           14,650         241,871
    Varian Semiconductor Equipment
      Associates, Inc.*                                  100           2,166
    Xilinx, Inc.                                       1,420          27,207
                                                                 -----------
                                                                   1,758,391
                                                                 -----------
    SOFTWARE -- 2.5%
    Activision Blizzard, Inc.*                         1,600          16,736
    Adobe Systems, Inc.*                               2,170          46,416
    Amdocs, Ltd.*                                      1,100          20,372
    ANSYS, Inc.*                                         200           5,020
    Autodesk, Inc.*                                      900          15,129
    BMC Software, Inc.*                                1,000          33,000
    CA, Inc.                                           2,230          39,270
    Cadence Design Systems, Inc.*                      1,000           4,200

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Large-Cap Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Citrix Systems, Inc.*                                790     $    17,886
    Compuware Corp.*                                   1,920          12,653
    Electronic Arts, Inc.*                             1,140          20,737
    FactSet Research Systems, Inc.                       140           6,999
    Intuit, Inc.*                                      1,510          40,770
    McAfee, Inc.*                                        610          20,435
    Microsoft Corp.                                   76,830       1,411,367
    Novell, Inc.*                                        700           2,982
    Nuance Communications, Inc.*                         400           4,344
    Oracle Corp.                                      57,500       1,039,025
    Red Hat, Inc.*                                       510           9,098
    Salesforce.com, Inc.*                                400          13,092
    Symantec Corp.*                                    7,760         115,934
    Synopsys, Inc.*                                      550          11,402
    VMware, Inc.*                                      6,600         155,892
                                                                 -----------
                                                                   3,062,759
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY                                    22,628,797
                                                                 -----------
  MATERIALS -- 3.2%
    CHEMICALS -- 2.2%
    Air Products & Chemicals, Inc.                       960          54,000
    Airgas, Inc.                                         450          15,214
    Albemarle Corp.                                      480          10,450
    Ashland, Inc.                                      1,200          12,396
    Cabot Corp.                                          130           1,366
    Celanese Corp. - Series A                          1,160          15,509
    CF Industries Holdings, Inc.                         190          13,515
    Cytec Industries, Inc.                               380           5,708
    E.I. DuPont de Nemours & Co.                      10,290         229,776
    Eastman Chemical Co.                                 530          14,204
    Ecolab, Inc.                                         770          26,742
    FMC Corp.                                            160           6,902
    International Flavors & Fragrances, Inc.             510          15,535
    Monsanto Co.                                      17,530       1,456,743
    Nalco Holding Co.                                  1,360          17,775
    PPG Industries, Inc.                               1,170          43,173
    Praxair, Inc.                                      6,920         465,647
    Rohm & Haas Co.                                      282          22,233
    RPM International, Inc.                            1,090          13,876
    Sigma-Aldrich Corp.                                  560          21,162
    Terra Industries, Inc.                             3,800         106,742
    The Dow Chemical Co.                               9,680          81,602
    The Lubrizol Corp.                                   490          16,665
    The Mosaic Co.                                       920          38,622
    The Scotts Miracle - Gro Co. - Class A               100           3,470
    The Valspar Corp.                                    810          16,176
    Valhi, Inc.                                          530           4,971
                                                                 -----------
                                                                   2,730,174
                                                                 -----------
    CONSTRUCTION MATERIALS -- 0.0%
    Eagle Materials, Inc.                                260           6,305
    Martin Marietta Materials Corp.                      190          15,067
    Vulcan Materials Co.                                 520          23,031
                                                                 -----------
                                                                      44,403
                                                                 -----------
    CONTAINERS & PACKAGING -- 0.4%
    AptarGroup, Inc.                                     120           3,737
    Ball Corp.                                         3,360         145,824
    Bemis Co., Inc.                                      250           5,242
    Crown Holdings, Inc.*                              7,100         161,383
    Greif, Inc. - Class A                              2,700          89,883
    Owens-Illinois, Inc.*                                610           8,808


                                                      SHARES        VALUE
                                                      ------     -----------
    Packaging Corp.                                      890     $    11,588
    Pactiv Corp.*                                        200           2,918
    Sealed Air Corp.                                   1,140          15,732
    Sonoco Products Co.                                  560          11,749
    Temple-Inland, Inc.                                2,060          11,062
                                                                 -----------
                                                                     467,926
                                                                 -----------
    METALS & MINING -- 0.5%
    AK Steel Holding Corp.                               470           3,346
    Alcoa, Inc.                                        5,610          41,177
    Allegheny Technologies, Inc.                         590          12,939
    Carpenter Technology Corp.                           110           1,553
    Cliffs Natural Resources, Inc.                     6,270         113,863
    Commercial Metals Co.                                740           8,547
    Freeport-McMoRan Copper & Gold, Inc.               2,280          86,891
    Newmont Mining Corp.                               1,340          59,979
    Nucor Corp.                                        3,270         124,816
    Reliance Steel & Aluminum Co.                        290           7,636
    Schnitzer Steel
      Industries, Inc. - Class A                         100           3,139
    Southern Copper Corp.                              4,960          86,403
    Steel Dynamics, Inc.                               1,530          13,479
    Titanium Metals Corp.                                251           1,373
    United States Steel Corp.                          1,050          22,187
                                                                 -----------
                                                                     587,328
                                                                 -----------
    PAPER & FOREST PRODUCTS -- 0.1%
    International Paper Co.                            4,140          29,146
    MeadWestvaco Corp.                                 1,250          14,987
    Weyerhaeuser Co.                                   1,460          40,252
                                                                 -----------
                                                                      84,385
                                                                 -----------
  TOTAL MATERIALS                                                  3,914,216
                                                                 -----------
  TELECOMMUNICATION SERVICES -- 2.9%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.6%
    AT&T, Inc.                                        81,940       2,064,888
    CenturyTel, Inc.                                   1,140          32,057
    Embarq Corp.                                       2,500          94,625
    Frontier Communications Corp.                      3,120          22,402
    Qwest Communications International, Inc.          13,990          47,846
    Verizon Communications, Inc.                      29,720         897,544
    Windstream Corp.                                   3,770          30,386
                                                                 -----------
                                                                   3,189,748
                                                                 -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
    American Tower Corp. - Class A*                    6,490         197,491
    Crown Castle International Corp.*                  1,600          32,656
    Leap Wireless International, Inc.*                   180           6,276
    MetroPCS Communications, Inc.*                       600          10,248
    NII Holdings, Inc.*                                  300           4,500
    SBA Communications Corp. - Class A*                  270           6,291
    Sprint Nextel Corp.*                               6,800          24,276
    Telephone & Data Systems, Inc.                       720          19,087
    U.S. Cellular Corp.*                                  90           3,001
                                                                 -----------
                                                                     303,826
                                                                 -----------
  TOTAL TELECOMMUNICATION SERVICES                                 3,493,574
                                                                 -----------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Large-Cap Fund
----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------    ------------
  UTILITIES -- 2.6%
    ELECTRIC UTILITIES -- 1.6%
    Allegheny Energy, Inc.                               710    $     16,451
    American Electric Power Co., Inc.                  4,020         101,545
    DPL, Inc.                                            360           8,114
    Duke Energy Corp.                                 13,060         187,019
    Edison International Co.                           1,660          47,825
    Entergy Corp.                                      1,810         123,243
    Exelon Corp.                                      13,740         623,659
    FirstEnergy Corp.                                  2,950         113,870
    FPL Group, Inc.                                    3,860         195,818
    Great Plains Energy, Inc.                            950          12,796
    Hawaiian Electric Industries, Inc.                   200           2,748
    Northeast Utilities Co.                              750          16,192
    NV Energy, Inc.                                    1,660          15,587
    Pepco Holdings, Inc.                               2,170          27,082
    Pinnacle West Capital Corp.                          520          13,811
    PPL Corp.                                          3,610         103,643
    Progress Energy, Inc.                              1,700          61,642
    Southern Co.                                       7,140         218,627
                                                                ------------
                                                                   1,889,672
                                                                ------------
    GAS UTILITIES -- 0.1%
    AGL Resources, Inc.                                  270           7,163
    Atmos Energy Corp.                                   200           4,624
    Energen Corp.                                        260           7,574
    EQT Corp.                                            620          19,424
    National Fuel Gas Co.                                310           9,508
    ONEOK, Inc.                                          700          15,841
    Questar Corp.                                        670          19,718
    UGI Corp.                                          4,300         101,523
                                                                ------------
                                                                     185,375
                                                                ------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
    AES Corp.*                                         3,780          21,962
    Calpine Corp.*                                     1,000           6,810
    Constellation Energy Group, Inc.                   1,250          25,825
    Dynegy, Inc. - Class A*                              100             141
    Mirant Corp.*                                        600           6,840
    NRG Energy, Inc.*                                    500           8,800
    Reliant Energy, Inc.*                              1,200           3,828
                                                                ------------
                                                                      74,206
                                                                ------------
    MULTI-UTILITIES -- 0.8%
    Alliant Energy Corp.                                 520          12,839
    Ameren Corp.                                       1,420          32,930
    CenterPoint Energy, Inc.                           2,230          23,259
    CMS Energy Corp.                                  11,140         131,898
    Consolidated Edison, Inc.                          1,940          76,843
    Dominion Resources, Inc.                           2,950          91,420
    DTE Energy Co.                                     1,570          43,489
    Integrys Energy Group, Inc.                          450          11,718
    MDU Resources Group, Inc.                            830          13,396
    NiSource, Inc.                                     2,570          25,186
    NSTAR                                                350          11,158
    OGE Energy Corp.                                     560          13,339
    PG&E Corp.                                         3,540         135,299
    Public Service Enterprise Group, Inc.              4,930         145,287
    SCANA Corp.                                          530          16,372
    Sempra Energy Co.                                  2,260         104,502
    TECO Energy, Inc.                                  1,550          17,282
    Vectren Corp.                                        240           5,062


                                                      SHARES        VALUE
                                                      ------    ------------
    Wisconsin Energy Corp.                               370    $     15,233
    Xcel Energy, Inc.                                  2,360          43,967
                                                                ------------
                                                                     970,479
                                                                ------------
    WATER UTILITIES -- 0.0%
    American Water Works Co., Inc.                        90           1,732
    Aqua America, Inc.                                   360           7,200
                                                                ------------
                                                                       8,932
                                                                ------------
  TOTAL UTILITIES                                                  3,128,664
                                                                ------------

  TOTAL COMMON STOCK
    (Cost $123,290,621)                                          117,573,911
                                                                ------------

RIGHTS -- 0.0%
    Fresenius Kabi
      Pharmaceuticals
      Holding, Inc.*
      (Cost $0)                                          132              49
                                                                ------------

EXCHANGE-TRADED FUNDS -- 1.7%
    iShares S&P 100 Index Fund
      (Cost $2,083,432)                               54,300       2,048,739
                                                                ------------

SHORT TERM INVESTMENTS -- 1.0%
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series
      (Cost $1,189,723)                            1,189,723       1,189,723
                                                                ------------

TOTAL INVESTMENTS -- 99.9%
    (Cost $126,563,776)+                                        $120,812,422
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                        165,102
                                                                ------------
NET ASSETS -- 100.0%                                            $120,977,524
                                                                ============
*    Non-income producing security.
+ The cost for Federal income tax purposes is $131,883,756. At March 31, 2008 net unrealized depreciation was $11,071,334. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $651,378 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $11,722,712.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $120,812,422               $  --
-----------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                      --                  --
-----------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                          --                  --
-----------------------------------------------------------------------------------------------
TOTAL                                                    $120,812,422               $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------

COMMON STOCK -- 97.7%
  CONSUMER DISCRETIONARY -- 12.1%
    AUTO COMPONENTS -- 0.3%
    American Axle & Manufacturing Holdings, Inc.       4,595     $     6,065
    Amerigon, Inc.*                                    1,877           6,945
    ArvinMeritor, Inc.                                 7,050           5,569
    Cooper Tire & Rubber Co.                           5,156          20,830
    Dorman Products, Inc.*                               796           7,427
    Drew Industries, Inc.*                             1,694          14,704
    Exide Technologies*                                4,682          14,046
    Fuel Systems Solutions, Inc.*                        736           9,921
    Lear Corp.*                                        8,211           6,158
    Modine Manufacturing Co.                           3,285           8,212
    Raser Technologies, Inc.*                          3,873          16,228
    Spartan Motors, Inc.                               2,789          11,212
    Stoneridge, Inc.*                                  2,708           5,714
    Superior Industries International, Inc.            1,316          15,595
    Tenneco, Inc.*                                     4,000           6,520
    Wonder Auto Technology, Inc.*                      1,244           4,454
                                                                 -----------
                                                                     159,600
                                                                 -----------
    AUTOMOBILES -- 0.0%
    Winnebago Industries, Inc.                         1,795           9,531
                                                                 -----------
    DISTRIBUTORS -- 0.1%
    Audiovox Corp. - Class A*                          1,698           5,824
    Core-Mark Holding Co., Inc.*                         823          14,995
    The Aristotle Corp.*                                 752           2,602
                                                                 -----------
                                                                      23,421
                                                                 -----------
    DIVERSIFIED CONSUMER SERVICES -- 1.2%
    American Public Education, Inc.*                     835          35,120
    Capella Education Co.*                             1,045          55,385
    Coinstar, Inc.*                                    1,988          65,127
    Corinthian Colleges, Inc.*                         6,151         119,637
    Grand Canyon Education, Inc.*                        584          10,080
    Jackson Hewitt Tax Service, Inc.                   2,188          11,421
    K12, Inc.*                                           290           4,031
    Learning Tree International, Inc.*                   720           6,099
    Lincoln Educational Services Corp.*                   48             879
    Matthews International Corp. - Class A             2,252          64,880
    Pre-Paid Legal Services, Inc.*                       435          12,628
    Princeton Review, Inc.*                              850           3,698
    Regis Corp.                                        3,058          44,188
    Sotheby's Holdings, Inc. - Class A                 5,002          45,018
    Steiner Leisure Ltd.*                              1,135          27,705
    Stewart Enterprises, Inc. - Class A                7,679          24,880
    Universal Technical Institute, Inc.*               1,541          18,492
                                                                 -----------
                                                                     549,268
                                                                 -----------
    HOTELS, RESTAURANTS & LEISURE -- 2.6%
    AFC Enterprises, Inc.*                             2,475          11,162
    Ambassadors Group, Inc.                            1,158           9,403
    Ameristar Casinos, Inc.                            1,605          20,191
    Bally Technologies, Inc.*                          3,936          72,501


                                                      SHARES        VALUE
                                                      ------     -----------
    BJ's Restaurants, Inc.*                            1,200     $    16,692
    Bluegreen Corp.*                                   1,037           1,804
    Bob Evans Farms, Inc.                              2,146          48,113
    Buffalo Wild Wings, Inc.*                          1,332          48,725
    California Pizza Kitchen, Inc.*                    1,437          18,796
    CEC Entertainment, Inc.*                           1,748          45,238
    Churchill Downs, Inc.                                782          23,507
    CKE Restaurants, Inc.                              3,277          27,527
    Cracker Barrel Old Country Store, Inc.             1,582          45,308
    DineEquity, Inc.                                   1,232          14,612
    Domino's Pizza, Inc.*                              2,424          15,877
    Dover Downs Gaming & Entertainment, Inc.             744           2,284
    Einstein Noah Restaurant Group, Inc.*                704           4,104
    Gaylord Entertainment Co.*                         2,554          21,275
    Great Wolf Resorts, Inc.*                          4,000           9,320
    Isle of Capri Casinos, Inc.*                       2,101          11,114
    Jack in the Box, Inc.*                             4,006          93,300
    Landry's Restaurants, Inc.*                          885           4,620
    Life Time Fitness, Inc.*                           2,847          35,758
    Lodgian, Inc.*                                     1,338           2,810
    Luby's, Inc.*                                      2,591          12,722
    Monarch Casino & Resort, Inc.*                       928           4,788
    Morgans Hotel Group Co.*                           2,643           8,220
    O' Charley's, Inc.                                 2,050           6,171
    Papa John's International, Inc.*                   1,386          31,698
    Peet's Coffee & Tea, Inc.*                           920          19,890
    PF Chang's China Bistro, Inc.*                     1,501          34,343
    Pinnacle Entertainment, Inc.*                      3,857          27,153
    Red Robin Gourmet Burgers, Inc.*                     992          17,489
    Rick's Cabaret International, Inc.*                  679           3,083
    Ruby Tuesday, Inc.*                                3,220           9,402
    Shuffle Master, Inc.*                              3,170           9,098
    Sonic Corp.*                                       3,965          39,729
    Speedway Motorsports, Inc.                         1,091          12,896
    Texas Roadhouse, Inc.*                             3,905          37,215
    The Cheesecake Factory, Inc.*                      4,496          51,479
    The Marcus Corp.                                   1,587          13,490
    The Steak 'n Shake Co.*                            2,405          18,206
    Town Sports International Holdings, Inc.*          1,220           3,648
    Vail Resorts, Inc.*                                2,280          46,580
    Wendy's/Arby's Group, Inc. - Class A              28,160         141,645
    WMS Industries, Inc.*                              3,153          65,929
                                                                 -----------
                                                                   1,218,915
                                                                 -----------
    HOUSEHOLD DURABLES -- 0.9%
    American Greetings Corp.                           3,757          19,011
    Blyth, Inc.                                          590          15,417
    Cavco Industries, Inc.*                              405           9,558
    CSS Industries, Inc.                                 658          11,186
    Ethan Allen Interiors, Inc.                        2,086          23,488
    Furniture Brands International, Inc.               4,840           7,115
    Helen of Troy, Ltd.*                               2,033          27,954
    Hooker Furniture Corp.                               861           7,267
    Hovnanian Enterprises, Inc.*                       5,893           9,193
    iRobot Corp.*                                      1,170           8,892

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    La-Z-Boy, Inc.                                     4,476     $     5,595
    Libbey, Inc.                                       1,302           1,198
    M/I Homes, Inc.                                    1,164           8,136
    Meritage Homes Corp.*                              2,072          23,662
    National Presto Industries, Inc.                     292          17,815
    Palm Harbor Homes, Inc.*                           2,261           5,042
    Russ Berrie & Co., Inc.*                           3,190           4,211
    Ryland Group, Inc.                                 3,011          50,163
    Sealy Corp.*                                       4,245           6,325
    Skyline Corp.                                        539          10,246
    Tempur-Pedic International, Inc.                   5,288          38,602
    Tupperware Brands Corp.                            4,389          74,569
    Universal Electronics, Inc.*                         898          16,254
                                                                 -----------
                                                                     400,899
                                                                 -----------
    INTERNET & CATALOG RETAIL -- 0.6%
    1-800-FLOWERS.COM, Inc. - Class A*                 3,112           6,442
    Bidz.com, Inc.*                                      787           3,164
    Blue Nile, Inc.*                                     862          25,989
    Gaiam, Inc. - Class A*                             1,143           3,749
    Netflix, Inc.*                                     2,939         126,142
    NutriSystem, Inc.                                  1,739          24,816
    Orbitz Worldwide, Inc.*                            3,339           4,307
    Overstock.com, Inc.*                               1,162          10,632
    PetMed Express, Inc.*                              2,007          33,075
    Shutterfly, Inc.*                                  1,542          14,449
    Stamps.com, Inc.*                                  1,150          11,155
                                                                 -----------
                                                                     263,920
                                                                 -----------
    LEISURE EQUIPMENT & PRODUCTS -- 0.4%
    Brunswick Corp.                                    5,281          18,220
    Callaway Golf Co.                                  4,511          32,389
    JAKKS Pacific, Inc.*                               2,138          26,404
    Leapfrog Enterprises, Inc.*                        2,887           3,984
    Marine Products Corp.                              1,100           4,664
    Nautilus, Inc.*                                    5,034           3,171
    Polaris Industries, Inc.                           2,377          50,963
    Pool Corp.                                         3,035          40,669
    RC2 Corp.*                                         1,462           7,705
    Smith & Wesson Holdings Corp.*                     2,337          14,069
    Steinway Musical Instruments*                        568           6,799
                                                                 -----------
                                                                     209,037
                                                                 -----------
    MEDIA -- 1.0%
    Arbitron, Inc.                                     1,724          25,877
    Cinemark Holdings, Inc.                            2,287          21,475
    CKX, Inc.*                                         3,626          14,867
    Cox Radio, Inc. - Class A*                         1,554           6,371
    Dolan Media Co.*                                   2,849          22,422
    Fisher Communications, Inc.                          627           6,119
    Global Sources, Ltd.*                                868           3,376
    Harte-Hanks, Inc.                                  2,876          15,387
    Interactive Data Corp.                             2,539          63,120
    Knology, Inc.*                                     2,699          11,120
    Live Nation, Inc.*                                 6,290          16,794
    Martha Stewart Living Omnimedia, Inc. - Class A*   1,923           4,788
    Marvel Entertainment, Inc.*                        3,480          92,394
    Mediacom Communications Corp. - Class A*           3,435          13,843
    National Cinemedia, Inc.                           3,262          42,993
    Outdoor Channel Holdings, Inc.*                    1,170           7,979


                                                      SHARES        VALUE
                                                      ------     -----------
    Primedia, Inc.                                     4,920     $    12,152
    RCN Corp.*                                         2,778          10,279
    RHI Entertainment, Inc.*                           1,500           2,280
    Scholastic Corp.                                   2,016          30,381
    Sinclair Broadcast Group, Inc. - Class A           4,028           4,149
    World Wrestling Entertainment, Inc. - Class A      1,177          13,583
                                                                 -----------
                                                                     441,749
                                                                 -----------
    MULTILINE RETAIL -- 0.2%
    99 Cents Only Stores*                              3,300          30,492
    Dillard's, Inc. - Class A                          4,922          28,055
    Fred's, Inc. - Class A                             3,332          37,585
                                                                 -----------
                                                                      96,132
                                                                 -----------
    SPECIALTY RETAIL -- 3.3%
    Aaron Rents, Inc.                                  3,246          86,538
    Aeropostale, Inc.*                                 4,816         127,913
    America's Car-Mart, Inc.*                            750          10,193
    Asbury Automotive Group, Inc.                      2,714          11,697
    Bebe Stores, Inc.                                  2,876          19,183
    Big 5 Sporting Goods Corp.                         2,112          12,397
    Brown Shoe Co., Inc.                               3,765          14,119
    Build-A-Bear Workshop, Inc.*                       1,721          10,446
    Cabela's, Inc.*                                    2,814          25,636
    Cache, Inc.*                                       2,455           7,070
    Charlotte Russe Holdings, Inc.*                    1,722          14,034
    Charming Shoppes, Inc.*                           10,790          15,106
    Chico's FAS, Inc.*                                12,157          65,283
    Christopher & Banks Corp.                          2,415           9,877
    Citi Trends, Inc.*                                 1,256          28,750
    Coldwater Creek, Inc.*                             5,040          12,650
    Collective Brands, Inc.*                           4,547          44,288
    Conn's, Inc.*                                        861          12,088
    Dress Barn, Inc.*                                  3,149          38,701
    DSW, Inc. - Class A*                                 957           8,891
    Genesco, Inc.*                                     1,151          21,673
    Group 1 Automotive, Inc.                           2,004          27,996
    Haverty Furniture Cos., Inc.                       1,797          18,922
    hhgregg, Inc.*                                     1,265          17,900
    Hibbett Sports, Inc.*                              2,244          43,130
    Hot Topic, Inc.*                                   3,051          34,141
    J. Crew Group, Inc.*                               3,336          43,969
    Jo-Ann Stores, Inc.*                               1,522          24,870
    Jos. A. Bank Clothiers, Inc.*                      1,420          39,490
    Lumber Liquidators, Inc.*                            551           7,025
    MarineMax, Inc.*                                   3,665           7,183
    Midas, Inc.*                                       1,154           9,140
    Monro Muffler Brake, Inc.                          1,358          37,114
    New York & Co., Inc.*                              2,080           7,384
    Rent-A-Center, Inc.*                               4,594          88,986
    Rex Stores Corp.*                                    790           8,469
    Sally Beauty Holdings, Inc.*                       8,063          45,798
    Shoe Carnival, Inc.*                                  89             921
    Sonic Automotive, Inc. - Class A                   2,938           4,701
    Stage Stores, Inc.                                 3,248          32,740
    Stein Mart, Inc.*                                  3,870          11,184
    Syms Corp.*                                          760           4,651
    Systemax, Inc.*                                      942          12,171
    Talbots, Inc.                                      2,310           8,108
    The Buckle, Inc.                                   1,675          53,483
    The Cato Corp. - Class A                           2,033          37,163

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------

    The Children's Place Retail Stores, Inc.*          1,568     $    34,324
    The Finish Line, Inc. - Class A                    3,364          22,270
    The Gymboree Corp.*                                1,885          40,245
    The Men's Wearhouse, Inc.                          3,609          54,640
    The Pep Boys - Manny, Moe & Jack                   3,853          16,992
    Tractor Supply Co.*                                2,264          81,640
    Tween Brands, Inc.*                                2,380           5,093
    Ulta Salon Cosmetics & Fragrance, Inc.*            1,431           9,473
    Wetseal, Inc. - Class A*                           7,786          26,161
    Zale Corp.*                                        3,102           6,049
    Zumiez, Inc.*                                      1,403          13,609
                                                                 -----------
                                                                   1,533,668
                                                                 -----------
    TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
    American Apparel, Inc.*                            2,943           8,594
    Carter's, Inc.*                                    3,901          73,378
    Cherokee, Inc.                                       628           9,797
    Columbia Sportswear Co.                              963          28,813
    Deckers Outdoor Corp.*                               957          50,759
    FGX International Holdings, Ltd.*                    825           9,587
    Fossil, Inc.*                                      3,377          53,019
    G-III Apparel Group, Ltd.*                         1,687           9,312
    Iconix Brand Group, Inc.*                          3,905          34,559
    K-Swiss, Inc. - Class A                            2,058          17,575
    Kenneth Cole Productions, Inc. - Class A             850           5,432
    Lululemon Athletica, Inc.*                         1,443          12,496
    Maidenform Brands, Inc.*                           1,459          13,364
    Movado Group, Inc.                                 1,355          10,217
    Oxford Industries, Inc.                            1,350           8,330
    Perry Ellis International, Inc.*                   1,077           3,726
    Quiksilver, Inc.*                                  8,750          11,200
    Skechers U.S.A., Inc. - Class A*                   2,573          17,162
    Steven Madden, Ltd.*                               1,336          25,090
    The Timberland Co. - Class A*                      3,325          39,700
    The Warnaco Group, Inc.*                           3,281          78,744
    True Religion Apparel, Inc.*                         987          11,656
    Under Armour, Inc. - Class A*                      2,553          41,946
    Unifi, Inc.*                                       3,913           2,504
    Unifirst Corp.                                     1,128          31,404
    Volcom, Inc.*                                      1,063          10,311
    Weyco Group, Inc.                                    411          10,653
    Wolverine World Wide, Inc.                         3,526          54,935
                                                                 -----------
                                                                     684,263
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY                                     5,590,403
                                                                 -----------
  CONSUMER STAPLES -- 4.0%
    BEVERAGES -- 0.1%
    Coca-Cola Bottling Co. Consolidated                  251          13,064
    National Beverage Corp.*                           1,170          10,729
    The Boston Beer Co., Inc. - Class A*                 465           9,700
                                                                 -----------
                                                                      33,493
                                                                 -----------
    FOOD & STAPLES RETAILING -- 1.0%
    Arden Group, Inc. - Class A                           53           6,193
    Casey's General Stores, Inc.                       3,356          89,471
    Great Atlantic & Pacific Tea Co., Inc.*            2,990          15,877


                                                      SHARES        VALUE
                                                      ------     -----------
    Ingles Markets, Inc. - Class A                       995     $    14,855
    Nash-Finch Co.                                     1,228          34,494
    PriceSmart, Inc.                                     866          15,597
    Ruddick Corp.                                      2,900          65,105
    Spartan Stores, Inc.                               1,709          26,336
    Susser Holdings Corp.*                               831          11,169
    The Andersons, Inc.                                1,585          22,412
    The Pantry, Inc.*                                  1,750          30,817
    United Natural Foods, Inc.*                        3,217          61,026
    Village Super Market - Class A                       494          15,398
    Weis Markets, Inc.                                   918          28,495
    Winn-Dixie Store, Inc.*                            3,861          36,911
                                                                 -----------
                                                                     474,156
                                                                 -----------
    FOOD PRODUCTS -- 2.1%
    Alico, Inc.                                          220           5,280
    American Dairy, Inc.*                                338           5,716
    B&G Foods, Inc. - Class A                          1,866           9,703
    Cal-Maine Foods, Inc.                                692          15,494
    Calavo Growers, Inc.                                 677           8,137
    Chiquita Brands International, Inc.*               3,511          23,278
    Darling International, Inc.*                       6,957          25,810
    Diamond Foods, Inc.                                1,315          36,728
    Farmer Brothers Co.                                  388           6,906
    Flowers Foods, Inc.                                5,185         121,744
    Fresh Del Monte Produce, Inc.*                     2,909          47,766
    Green Mountain Coffee Roasters, Inc.*              1,273          61,104
    Griffin Land & Nurseries, Inc.                       246           8,610
    HQ Sustainable Maritime Industries, Inc.*            735           5,623
    Imperial Sugar Co.                                 1,036           7,449
    J&J Snack Foods Corp.                              1,074          37,150
    Lancaster Colony Corp.                             1,372          56,911
    Lance, Inc.                                        1,911          39,787
    Omega Protein Corp.*                               2,946           7,777
    Ralcorp Holdings, Inc.*                            3,908         210,563
    Sanderson Farms, Inc.                              1,401          52,608
    Smart Balance, Inc.*                               4,349          26,268
    Synutra International, Inc.*                         909           7,463
    The Hain Celestial Group, Inc.*                    3,173          45,183
    Tootsie Roll Industries, Inc.                      1,679          36,466
    TreeHouse Foods, Inc.*                             2,342          67,426
    Zhongpin, Inc.*                                      924           8,205
                                                                 -----------
                                                                     985,155
                                                                 -----------
    HOUSEHOLD PRODUCTS -- 0.1%
    Central Garden & Pet Co. - Class A*                4,554          34,246
    WD-40 Co.                                          1,074          25,927
                                                                 -----------
                                                                      60,173
                                                                 -----------
    PERSONAL PRODUCTS -- 0.4%
    American Oriental Bioengineering, Inc.*            3,929          15,166
    Chattem, Inc.*                                     1,378          77,237
    China Sky One Medical, Inc.*                         599           6,888
    Elizabeth Arden, Inc.*                             2,007          11,701
    International Parfums, Inc.                        1,608           9,375
    Mannatech, Inc.                                    1,390           4,629
    Nu Skin Enterprises, Inc. - Class A                3,318          34,806
    Prestige Brands Holdings, Inc.*                    2,497          12,934

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Schiff Nutrition International, Inc.*              1,915     $     8,617
    USANA Health Sciences, Inc.*                         355           7,938
                                                                 -----------
                                                                     189,291
                                                                 -----------
    TOBACCO -- 0.3%
    Alliance One International, Inc.*                  5,802          22,280
    Star Scientific, Inc.*                             5,009          21,438
    Universal Corp.                                    1,742          52,121
    Vector Group, Ltd.                                 1,977          25,681
                                                                 -----------
                                                                     121,520
                                                                 -----------
  TOTAL CONSUMER STAPLES                                           1,863,788
                                                                 -----------
  ENERGY -- 4.0%
    ENERGY EQUIPMENT & SERVICES -- 1.2%
    Allis-Chalmers Energy, Inc.*                       2,572           4,964
    Basic Energy Services, Inc.*                       2,502          16,188
    Bolt Technology Corp.*                               757           5,382
    Bristow Group, Inc.*                               1,681          36,024
    Bronco Drilling Co., Inc.*                         2,243          11,798
    Cal Dive International, Inc.*                      3,499          23,688
    CARBO Ceramics, Inc.                               1,498          42,603
    Complete Production Services, Inc.*                3,796          11,692
    Dawson Geophysical Co.*                              693           9,356
    Dril-Quip, Inc.*                                   2,238          68,707
    ENGlobal, Corp.*                                   2,143           9,729
    Gulf Island Fabrication, Inc.                        813           6,512
    GulfMark Offshore, Inc.*                           1,481          35,337
    Hornbeck Offshore Services, Inc.*                  1,878          28,621
    ION Geophysical Corp.*                             5,307           8,279
    Lufkin Industries, Inc.                            1,190          45,077
    Matrix Service Co.*                                1,633          13,423
    Mitcham Industries, Inc.*                          1,372           5,227
    NATCO Group, Inc. - Class A*                       1,258          23,814
    Natural Gas Services Group, Inc.*                    594           5,346
    Newpark Resources, Inc.*                           7,242          18,322
    Oyo Geospace Corp.*                                  291           3,800
    Parker Drilling Co.*                               9,124          16,788
    Petroleum Helicopters, Inc.*                       1,015          10,130
    Pioneer Drilling Co.*                              3,838          12,589
    RPC, Inc.                                          1,459           9,673
    Superior Well Services, Inc.*                      1,199           6,151
    T-3 Energy Services, Inc.*                           803           9,459
    Trico Marine Services, Inc.*                         876           1,840
    Union Drilling, Inc.*                              2,049           7,786
    Willbros Group, Inc.*                              3,268          31,700
                                                                 -----------
                                                                     540,005
                                                                 -----------
    OIL, GAS & CONSUMABLE FUELS -- 2.8%
    Alon USA Energy, Inc.                              1,174          16,084
    APCO Argentina, Inc.                                 880           9,698
    Approach Resources, Inc.*                            780           4,836
    Arena Resources, Inc.*                             2,780          70,834
    Atlas America, Inc.                                2,258          19,757
    ATP Oil & Gas Co.*                                 1,992          10,219
    Berry Petroleum Co. - Class A                      3,184          34,897
    Bill Barret Corp.*                                 2,675          59,492
    BPZ Resources, Inc.*                               5,363          19,843
    Brigham Exploration Co.*                           3,853           7,321
    Callon Petroleum Co.*                              4,300           4,687
    Carrizo Oil & Gas, Inc.*                           1,616          14,350


                                                      SHARES        VALUE
                                                      ------     -----------
    Cheniere Energy, Inc.*                             3,527     $    15,025
    Clayton Williams Energy, Inc.*                       543          15,877
    Clean Energy Fuels Corp.*                          1,719          10,469
    Comstock Resources, Inc.*                          3,259          97,118
    Concho Resources, Inc.*                            4,005         102,488
    Contango Oil & Gas Co.*                            1,009          39,553
    Crosstex Energy, Inc.                              4,023           6,598
    CVR Energy, Inc.*                                  1,916          10,615
    Delek US Holdings, Inc.                            1,412          14,628
    Delta Petroleum Corp.*                             3,673           4,408
    DHT Maritime, Inc.                                 2,873          11,032
    EXCO Resources, Inc.*                             10,679         106,790
    FX Energy, Inc.*                                   2,273           6,319
    General Maritime Corp.                             2,833          19,831
    Georesources, Inc.*                                  564           3,790
    GMX Resources, Inc.*                               1,220           7,930
    Golar LNG, Ltd.                                    2,288           7,848
    Goodrich Petroleum Corp.*                          1,705          33,009
    Gran Tierra Energy, Inc.*                         16,642          41,771
    GreenHunter Energy, Inc.*                          2,173           4,129
    Gulfport Energy Corp.*                             2,980           6,914
    Harvest Natural Resources, Inc.*                   2,549           8,641
    International Coal Group, Inc.*                    8,460          13,621
    James River Coal Co.*                              2,632          32,479
    Knightsbridge Tankers, Ltd.                          953          13,866
    McMoRan Exploration Co.*                           3,768          17,710
    Nordic American Tanker Shipping                    2,448          71,726
    Northern Oil And Gas, Inc.*                        1,640           5,904
    Panhandle Oil and Gas, Inc. - Class A                586          10,032
    Parallel Petroleum Corp.*                          1,504           1,925
    Penn Virginia Corp.                                3,204          35,180
    Petroleum Development Corp.*                         889          10,499
    Petroquest Energy, Inc.*                           2,853           6,847
    Rex Energy Corp.*                                  1,205           3,458
    Rosetta Resources, Inc.*                           4,248          21,028
    Ship Finance International, Ltd.                   2,484          16,295
    Southern Union Co.                                     1              14
    Stone Energy Corp.*                                2,484           8,272
    Swift Energy Co.*                                  2,466          18,002
    Teekay Tankers, Ltd. - Class A                       948           9,015
    Toreador Resources Corp.                           1,919           4,817
    TXCO Resources, Inc.*                              6,723           2,770
    USEC, Inc.*                                        8,855          42,504
    Vaalco Energy, Inc.*                               4,607          24,371
    Venoco, Inc.*                                      1,340           4,395
    Western Refining, Inc.                             1,995          23,820
    Westmoreland Coal Co.*                               900           6,453
    World Fuel Services Corp.                          2,037          64,430
                                                                 -----------
                                                                   1,316,234
                                                                 -----------
  TOTAL ENERGY                                                     1,856,239
                                                                 -----------
  FINANCIALS -- 20.1%
    CAPITAL MARKETS -- 1.8%
    Apollo Investment Corp.                            9,824          34,188
    Ares Capital Corp.                                 6,325          30,613
    Blackrock Kelso Capital Corp.                      1,352           5,665
    Broadpoint Securities Group, Inc.*                 1,805           5,957
    Calamos Asset Management, Inc. - Class A           1,855           8,923

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Capital Southwest Corp.                              262     $    20,014
    Cohen & Steers, Inc.                               1,213          13,537
    Diamond Hill Investment Group, Inc.*                 160           6,291
    Epoch Holding Corp.                                  940           6,458
    Evercore Partners, Inc. - Class A                    873          13,488
    FBR Capital Markets Corp.*                         2,236           7,356
    FCStone Group, Inc.*                               2,671           6,090
    GAMCO Investors, Inc. - Class A                      682          22,267
    GFI Group, Inc.                                    3,841          12,330
    Gladstone Capital Corp.                            1,982          12,407
    Gladstone Investment Corp.                         2,617           9,997
    Greenhill & Co., Inc.                              1,231          90,909
    Harris & Harris Group, Inc.*                       2,760          10,212
    Hercules Technology Growth Capital, Inc.           2,728          13,642
    International Assets Holding Corp.*                  559           5,696
    Kayne Anderson Energy Development Co.              1,053           9,835
    KBW, Inc.*                                         1,683          34,249
    Knight Capital Group, Inc. - Class A*              6,702          98,787
    Kohlberg Capital Corp.                             3,056           9,351
    LaBranche & Co., Inc.*                             4,795          17,933
    MVC Capital, Inc.                                  1,954          16,433
    NGP Capital Resources Co.                          1,638           8,141
    optionsXpress Holdings, Inc.                       3,359          38,192
    Patriot Capital Funding, Inc.                          6              11
    PennantPark Investment Corp.                       2,072           7,770
    Penson Worldwide, Inc.*                            1,568          10,082
    Piper Jaffray Cos.*                                1,190          30,690
    Prospect Capital Corp.                             2,377          20,252
    Pzena Investment Management, Inc. - Class A          665           1,270
    Riskmetrics Group, Inc.*                           1,314          18,777
    Sanders Morris Harris Group, Inc.                  1,795           7,001
    Stifel Financial Corp.*                            1,837          79,560
    SWS Group, Inc.                                    2,087          32,411
    Teton Advisors, Inc.                                  10              --
    thinkorswim Group, Inc.*                           3,750          32,400
    Thomas Weisel Partners Group, Inc.*                  146             523
    TICC Capital Corp.                                     5              18
    TradeStation Group, Inc.*                          1,710          11,286
    US Global Investors, Inc. - Class A                1,229           5,985
    Virtus Investment Partners, Inc.*                    503           3,275
    Westwood Holdings Group, Inc.                        290          11,336
                                                                 -----------
                                                                     841,608
                                                                 -----------
    COMMERCIAL BANKS -- 6.2%
    1st Source Corp.                                   1,378          24,873
    Amcore Financial, Inc.                             3,652           5,843
    Ameris Bancorp                                     1,102           5,190
    Ames National Corp.                                  481           8,220
    Arrow Financial Corp.                                341           8,078
    Bancfirst Corp.                                      414          15,070
    Banco Latinoamericano De Exportaciones SA          2,124          19,902
    BancTrust Financial Group, Inc.                    1,419           8,982


                                                      SHARES        VALUE
                                                      ------     -----------
    Bank of the Ozarks, Inc.                             976     $    22,526
    Banner Corp.                                       1,380           4,016
    Boston Private Financial Holdings, Inc.            4,778          16,771
    Bryn Mawr Bank Corp.                                 475           8,004
    Camden National Corp.                                 13             297
    Capital City Bank Group, Inc.                        951          10,898
    Capitol Bancorp, Ltd.                              1,518           6,300
    Cardinal Financial Corp.                           1,390           7,979
    Cascade Bancorp                                    2,178           3,550
    Cathay General Bancorp                             3,362          35,066
    Centerstate Banks of Florida, Inc.                 1,006          11,076
    Central Pacific Financial Corp.                    2,393          13,401
    Chemical Financial Corp.                           1,408          29,300
    Citizens & Northern Corp.                             21             388
    Citizens Republic Bancorp, Inc.*                  10,917          16,921
    City Bank/Lynnwood, Washington                     1,966           6,488
    City Holding Co.                                   1,232          33,621
    CoBiz Financial, Inc.                              1,549           8,132
    Columbia Banking System, Inc.                      1,599          10,234
    Community Bank Systems, Inc.                       1,874          31,389
    Community Trust Bancorp, Inc.                      1,318          35,256
    CVB Financial Corp.                                4,124          27,342
    East West Bancorp, Inc.                            5,332          24,367
    Enterprise Financial Services Corp.                  753           7,349
    Farmers Capital Bank Corp.                           529           8,289
    Financial Institutions, Inc.                         873           6,652
    First Bancorp, Inc.                                  159           2,522
    First Bancorp/North Carolina                       1,095          13,107
    First Bancorp/Puerto Rico                          4,166          17,747
    First Busey Corp.                                  2,081          16,149
    First Commonwealth Financial Corp.                 5,376          47,685
    First Community Bancshares, Inc.                     681           7,947
    First Financial Bancorp                            2,915          27,780
    First Financial Bankshares, Inc.                   1,601          77,120
    First Financial Corp./Indiana                        725          26,753
    First Merchants Corp.                              1,945          20,987
    First Midwest Bancorp, Inc.                        3,011          25,864
    First South Bancorp                                  862           9,154
    FirstMerit Corp.                                   5,432          98,862
    FNB Corp.                                          5,786          44,379
    Frontier Financial Corp.                           3,951           4,346
    Glacier Bancorp, Inc.                              4,221          66,312
    Greene Bancshares, Inc.                            1,072           9,434
    Guaranty Bancorp*                                  5,210           9,118
    Hancock Holding Co.                                1,779          55,647
    Hanmi Financial Corp.                              5,300           6,890
    Harleysville National Corp.                        3,518          21,319
    Heartland Financial USA, Inc.                        983          13,310
    Heritage Commerce Corp.                              967           5,077
    Home Bancshares, Inc.                              1,292          25,801
    IBERIABANK Corp.                                   1,004          46,124
    Independent Bank Corp./Massachusetts               1,256          18,526
    Integra Bank Corp.                                 3,896           7,363
    International Bancshares Corp.                     3,352          26,146
    Investors Bancorp, Inc.*                           2,961          25,080
    Lakeland Bancorp, Inc.                             1,655          13,290

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Lakeland Financial Corp.                             885     $    16,983
    MainSource Financial Group, Inc.                   1,619          13,017
    MB Financial, Inc.                                 2,345          31,892
    Nara Bancorp, Inc.                                 1,841           5,413
    National Penn Bancshares, Inc.                     5,281          43,832
    NBT Bancorp, Inc.                                  2,038          44,102
    Northfield Bancorp, Inc.                             926          10,121
    Old National Bancorp/Indiana                       4,361          48,712
    Old Second Bancorp, Inc.                           1,140           7,239
    Oriental Financial Group                           1,974           9,633
    Pacific Capital Bancorp                            3,831          25,936
    Pacific Continental Corp.                            856           9,964
    PacWest Bancorp                                    1,939          27,786
    Park National Corp.                                  638          35,568
    Peapack-Gladstone Financial Corp.                    769          13,865
    Pennsylvania Commerce Bancorp, Inc.*                 352           6,477
    Peoples Bancorp, Inc./Ohio                           846          10,981
    Pinnacle Financial Partners, Inc.*                 1,641          38,908
    PremierWest Bancorp                                1,716           6,897
    PrivateBancorp, Inc.                               1,280          18,509
    Prosperity Bancshares, Inc.                        2,575          70,426
    Provident Bankshares Corp.                         2,170          15,299
    Renasant Corp.                                     1,661          20,862
    Republic Bancorp, Inc./Kentucky - Class A            727          13,573
    S&T Bancorp, Inc.                                  1,410          29,906
    S.Y. Bancorp, Inc.                                   949          23,061
    Sandy Springs Bancorp, Inc.                        1,287          14,363
    Santander BanCorp                                    650           5,122
    SCBT Financial Corp.                               1,019          21,297
    Seacoast Banking Corp. of Florida                  1,783           5,402
    Shore Bancshares, Inc.                               574           9,615
    Sierra Bancorp                                       516           5,021
    Signature Bank*                                    2,474          69,841
    Simmons First National Corp. - Class A             1,006          25,341
    Smithtown Bancorp, Inc.                              627           7,073
    Southside Bancshares, Inc.                           909          17,180
    Southwest Bancorp, Inc.                            1,192          11,181
    State Bancorp, Inc.                                1,199           9,232
    StellarOne Corp.                                   1,803          21,474
    Sterling Bancorp                                   1,287          12,741
    Sterling Bancshares, Inc.                          4,602          30,097
    Sterling Financial Corp./Washington                4,480           9,274
    Suffolk Bancorp                                      594          15,438
    Sun Bancorp, Inc.*                                 1,300           6,747
    Susquehanna Bancshares, Inc.                       5,733          53,489
    SVB Financial Group*                               2,298          45,983
    Texas Capital Bancshares, Inc.*                    2,268          25,538
    The Colonial BancGroup, Inc.                      17,798          16,018
    The South Financial Group, Inc.                    6,187           6,806
    Tompkins Financial Corp.                             491          21,113
    TowneBank                                          1,600          26,128
    Trico Bancshares                                   1,043          17,460
    Trustmark Corp.                                    3,338          61,352
    UCBH Holdings, Inc.                                8,921          13,471
    UMB Financial Corp.                                2,174          92,373


                                                      SHARES        VALUE
                                                      ------     -----------
    Umpqua Holdings Corp.                              3,916     $    35,479
    Union Bankshares Corp.                             1,069          14,806
    United Bankshares, Inc.                            2,494          42,997
    United Community Banks, Inc./Georgia               3,606          15,003
    United Security Bancshares                           974           7,169
    Univest Corp. of  PA                               1,173          20,528
    W Holding Co., Inc.                                  540           4,909
    Washington Trust Bancorp, Inc.                       526           8,548
    WesBanco, Inc.                                     1,656          37,806
    West Bancorp, Inc.                                 1,387          10,333
    West Coast Bancorp/Oregon                          1,678           3,725
    Westamerica Bancorp                                2,063          93,990
    Western Alliance Bancorp*                          1,791           8,167
    Wilshire Bancorp, Inc.                             1,470           7,585
    Wintrust Financial Corp.                           1,933          23,776
    Yadkin Valley Financial Corp.                        807           6,012
                                                                 -----------
                                                                   2,887,574
                                                                 -----------
    CONSUMER FINANCE -- 0.3%
    Advance America Cash Advance Centers, Inc.         4,510           7,622
    Advanta Corp. - Class B                            4,472           2,952
    Cash America International, Inc.                   2,046          32,040
    Compucredit Corp.*                                 2,332           5,713
    Credit Acceptance Corp.*                             485          10,423
    Dollar Financial Corp.*                            1,512          14,394
    EzCorp, Inc. - Class A*                            3,179          36,781
    First Cash Financial Services, Inc.*               1,169          17,442
    Nelnet, Inc. - Class A*                            1,442          12,747
    World Acceptance Corp.*                              974          16,655
                                                                 -----------
                                                                     156,769
                                                                 -----------
    DIVERSIFIED FINANCIAL SERVICES -- 0.6%
    Asset Acceptance Capital Corp.*                    1,100           5,841
    Compass Diversified Holdings                       1,831          16,333
    Encore Capital Group, Inc.*                        1,485           6,727
    Fifth Street Finance Corp.                           750           5,805
    Financial Federal Corp.                            2,041          43,228
    Interactive Brokers Group, Inc. - Class A*         2,983          48,116
    Life Partners Holdings, Inc.                         498           8,496
    MarketAxess Holdings, Inc.*                        2,647          20,223
    Medallion Financial Corp.                          1,311           9,715
    NewStar Financial, Inc.*                           3,064           7,108
    PHH Corp.*                                         3,747          52,645
    PICO Holdings, Inc.*                               1,146          34,460
    Portfolio Recovery Associates, Inc.*                 989          26,545
    Resource America, Inc. - Class A                   1,310           5,227
                                                                 -----------
                                                                     290,469
                                                                 -----------
    INSURANCE -- 4.2%
    American Equity Investment Life Holding Co.        2,893          12,035
    American Physicians Capital, Inc.                    583          23,856
    American Safety Insurance Holdings, Ltd.*            957          11,015
    Amerisafe, Inc.*                                   1,542          23,623
    Amtrust Financial Services, Inc.                   1,073          10,247
    Argo Group International Holdings, Ltd.*           2,241          67,521

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Aspen Insurance Holdings, Ltd.                     5,958     $   133,817
    Assured Guaranty, Ltd.                             3,559          24,094
    Baldwin & Lyons, Inc. - Class B                      652          12,336
    Citizens, Inc.*                                    3,457          25,132
    CNA Surety Corp.*                                  1,048          19,325
    Crawford & Co.*                                    2,037          13,689
    Delphi Financial Group, Inc. - Class A             2,873          38,671
    Donegal Group, Inc. - Class A                        750          11,528
    eHealth, Inc.*                                     2,144          34,325
    EMC Insurance Group, Inc.                            445           9,376
    Employers Holdings, Inc.                           3,227          30,786
    Enstar Group, Ltd.*                                  409          23,035
    FBL Financial Group, Inc. - Class A                1,233           5,117
    First Acceptance Corp.*                            1,630           3,945
    First Mercury Financial Corp.*                     1,105          15,956
    Flagstone Reinsurance Holdings, Ltd.               2,687          20,932
    FPIC Insurance Group, Inc.*                          661          24,477
    Greenlight Capital Re, Ltd. - Class A*             1,950          31,141
    Hallmark Financial Services, Inc.*                 1,217           8,434
    Harleysville Group, Inc.                           1,069          34,005
    Hilltop Holdings, Inc.*                            3,631          41,393
    Horace Mann Educators Corp.                        2,594          21,712
    Independence Holding Co.                             990           4,960
    Infinity Property & Casualty Corp.                 1,168          39,630
    IPC Holdings, Ltd.                                 3,195          86,393
    Kansas City Life Insurance Co.                       400          14,340
    Maiden Holdings, Ltd.                              4,032          18,023
    Max Capital Group, Ltd.                            4,005          69,046
    Meadowbrook Insurance Group, Inc.                  4,515          27,542
    Montpelier Re Holdings, Ltd.                       6,344          82,218
    National Financial Partners Corp.                  3,700          11,840
    National Interstate Corp.                            519           8,776
    National Western Life Insurance Co. - Class A        145          16,385
    Navigators Group, Inc.*                            1,026          48,407
    NYMagic, Inc.                                        624           7,613
    Odyssey Re Holdings Corp.                          1,524          57,805
    Platinum Underwriters Holdings, Ltd.               3,210          91,036
    PMA Capital Corp.*                                 2,485          10,362
    Presidential Life Corp.                              920           7,167
    ProAssurance Corp.*                                2,247         104,755
    RLI Corp.                                          1,236          62,047
    Safety Insurance Group, Inc.                       1,214          37,731
    SeaBright Insurance Holdings, Inc.*                1,684          17,615
    Selective Insurance Group, Inc.                    3,583          43,569
    State Auto Financial Corp.                         1,158          20,381
    Stewart Information Services Corp.                 1,499          29,231
    The Phoenix Cos., Inc.                            10,064          11,775
    Tower Group, Inc.                                  2,407          59,284
    United America Indemnity, Ltd. - Class A*          2,979          11,976
    United Fire & Casualty Co.                         1,595          35,026


                                                      SHARES        VALUE
                                                      ------     -----------
    Validus Holdings, Ltd.                             4,524     $   107,128
    Zenith National Insurance Corp.                    2,407          58,033
                                                                 -----------
                                                                   1,931,617
                                                                 -----------
    REAL ESTATE INVESTMENT TRUSTS -- 5.2%
    Acadia Realty Trust                                2,475          26,260
    Agree Realty Corp.                                   749          11,752
    Alexander's, Inc.                                    136          23,172
    American Campus Communities, Inc.                  2,885          50,084
    American Capital Agency Corp.                        898          15,365
    Anthracite Capital, Inc.                           5,638           1,917
    Anworth Mortgage Asset Corp.                       5,991          36,725
    Arbor Realty Trust, Inc.                           4,089           2,944
    Associated Estates Realty Corp.                    1,164           6,611
    BioMed Realty Trust, Inc.                          5,606          37,953
    Capital Trust, Inc. - Class A                      2,898           3,188
    CapLease Funding, Inc.                             4,301           8,473
    Capstead Mortgage Corp.                            3,920          42,101
    Care Investment Trust, Inc.                        1,180           6,443
    Cedar Shopping Centers, Inc.                       3,446           5,996
    Chimera Investment Corp.                           9,602          32,263
    Cogdell Spencer, Inc.                              1,127           5,748
    Colonial Properties Trust                          4,113          15,670
    Corporate Office Properties Trust                  2,920          72,504
    Cousins Properties, Inc.                           3,329          21,439
    DCT Industrial Trust, Inc.                        11,915          37,770
    DiamondRock Hospitality Co.                        6,419          25,740
    DuPont Fabros Technology, Inc.                     1,295           8,910
    Eastgroup Properties, Inc.                         1,844          51,761
    Education Realty Trust, Inc.                       2,401           8,379
    Entertainment Properties Trust                     2,249          35,444
    Equity Lifestyle Properties, Inc.                  1,377          52,464
    Equity One, Inc.                                   2,702          32,937
    Extra Space Storage, Inc.                          5,782          31,859
    First Industrial Realty Trust, Inc.                4,042           9,903
    First Potomac Realty Trust                         2,424          17,816
    Franklin Street Properties Corp.                   3,937          48,425
    Getty Realty Corp.                                 1,377          25,268
    Glimcher Realty Trust                              3,615           5,061
    Hatteras Financial Corp.                           1,261          31,512
    Healthcare Realty Trust, Inc.                      4,086          61,249
    Hersha Hospitality Trust                           4,218           8,014
    Highwoods Properties, Inc.                         4,455          95,426
    Home Properties, Inc.                              2,104          64,488
    Inland Real Estate Corp.                           4,435          31,444
    Investors Real Estate Trust                        4,057          40,002
    Kite Realty Group Trust                            2,210           5,414
    LaSalle Hotel Properties                           3,651          21,322
    Lexington Realty Trust                             7,250          17,255
    LTC Properties, Inc.                               1,522          26,696
    Medical Properties Trust, Inc.                     4,685          17,100
    MFA Mortgage Investments, Inc.                    14,791          86,971
    Mid-America Apartment Communities, Inc.            2,020          62,277
    Mission West Properties, Inc.                      1,665          10,656
    Monmouth Real Estate - Class A                     1,412           9,333
    National Health Investors, Inc.                    1,504          40,412
    National Retail Properties, Inc.                   5,424          85,916
    NorthStar Realty Finance Corp.                     5,790          13,433
    Omega Healthcare Investors, Inc.                   5,635          79,341
    One Liberty Properties, Inc.                       1,423           5,009
    Parkway Properties, Inc.                           1,249          12,865

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Pennsylvania Real Estate Investment Trust          3,321     $    11,789
    Post Properties, Inc.                              2,981          30,227
    Potlatch Corp.                                     3,071          71,216
    PS Business Parks, Inc.                            1,129          41,604
    RAIT Financial Trust                               5,741           7,004
    Ramco-Gershenson Properties Trust                    534           3,444
    Realty Income Corp.                                7,037         132,436
    Redwood Trust, Inc.                                4,279          65,683
    Resource Capital Corp.                             2,752           8,366
    Saul Centers, Inc.                                   628          14,425
    Senior Housing Properties Trust                    8,036         112,665
    Sovran Self Storage, Inc.                          1,427          28,654
    Sun Communities, Inc.                              1,141          13,498
    Sunstone Hotel Investors, Inc.                     4,474          11,767
    Tanger Factory Outlet Centers, Inc.                2,182          67,336
    U-Store-It Trust                                   4,554           9,199
    Universal Health Realty Income Trust                 877          25,635
    Urstadt Biddle Properties, Inc. - Class A          1,585          21,271
    Washington Real Estate Investment Trust            3,912          67,678
    Winthrop Realty Trust                                990           6,841
                                                                 -----------
                                                                   2,395,218
                                                                 -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
    Avatar Holdings, Inc.*                               512           7,670
    Consolidated Tomoka Land Co.                         320           9,504
    Forestar Real Estate Group, Inc*                   2,998          22,935
    Maui Land & Pineapple Co., Inc.*                     948           8,049
    Stratus Properties, Inc.*                            851           5,149
    Tejon Ranch Co.*                                     638          13,187
    Thomas Properties Group, Inc.                      3,697           4,362
                                                                 -----------
                                                                      70,856
                                                                 -----------
    THRIFTS & MORTGAGE FINANCE -- 1.6%
    Abington Bancorp, Inc.                             1,867          15,459
    Anchor BanCorp Wisconsin, Inc.                     4,793           6,470
    Bank Mutual Corp.                                  3,831          34,709
    BankFinancial Corp.                                1,661          16,560
    Beneficial Mutual Bancorp, Inc.*                   2,557          25,186
    Berkshire Hills Bancorp, Inc.                      1,111          25,464
    Brookline Bancorp, Inc.                            4,778          45,391
    Brooklyn Federal Bancorp, Inc.                       700           7,721
    Clifton Savings Bancorp, Inc.                      1,325          13,250
    Danvers Bancorp, Inc.                              1,001          13,824
    Dime Community Bancshares                          1,893          17,756
    Doral Financial Corp.*                             1,568           2,822
    Encore Bancshares, Inc.*                             911           8,081
    ESSA Bancorp, Inc.                                    97           1,291
    Federal Agricultural Mortgage Corp. - Class C      1,575           4,221
    First Financial Holdings, Inc.                       964           7,375
    First Financial Northwest, Inc.                    1,937          16,155
    First Niagara Financial Group, Inc.                8,017          87,385
    First Place Financial Corp.                        1,669           5,608
    Flushing Financial Corp.                           1,824          10,980
    Fox Chase Bancorp, Inc.*                             917           8,666


                                                      SHARES        VALUE
                                                      ------     -----------
    Guaranty Financial Group, Inc.*                    7,128     $     7,484
    Home Federal Bancorp, Inc.                           323           2,820
    Kearny Financial Corp.                             1,319          13,823
    Meridian Interstate Bancorp, Inc.*                 1,140           9,599
    NASB Financial, Inc.                                   4             100
    NewAlliance Bancshares, Inc.                       6,855          80,478
    Northwest Bancorp, Inc.                            1,383          23,373
    OceanFirst Financial Corp.                           798           8,156
    Ocwen Financial Corp.*                             2,496          28,529
    Oritani Financial Corp.*                             756          10,584
    Provident Financial Services, Inc.                 3,945          42,645
    Provident New York Bancorp                         3,234          27,651
    Radian Group, Inc.                                 6,786          12,350
    Rockville Financial, Inc.                            773           7,034
    Roma Financial Corp.                                 767           9,933
    The PMI Group, Inc.                                2,570           1,593
    TrustCo Bank Corp. NY                              5,494          33,074
    United Financial Bancorp, Inc.                     1,442          18,876
    ViewPoint Financial Group                            601           7,230
    Westfield Financial, Inc.                          2,324          20,451
    WSFS Financial Corp.                                 508          11,359
                                                                 -----------
                                                                     751,516
                                                                 -----------
  TOTAL FINANCIALS                                                 9,325,627
                                                                 -----------
  HEALTH CARE -- 15.4%
    BIOTECHNOLOGY -- 5.2%
    Acorda Therapeutics, Inc.*                         2,743          54,339
    Affymax, Inc.*                                       685          11,035
    Alexion Pharmaceuticals, Inc.*                     5,940         223,700
    Alkermes, Inc.*                                    6,973          84,583
    Allos Therapeutics, Inc.*                          3,428          21,185
    Alnylam Pharmaceuticals, Inc.*                     2,698          51,370
    Arena Pharmaceuticals, Inc.*                       5,800          17,458
    ArQule, Inc.*                                      2,610          10,805
    Array Biopharma, Inc.*                             2,963           7,822
    Celera Corp.*                                      6,033          46,032
    Celldex Therapeutics, Inc.*                          973           6,334
    Cepheid, Inc.*                                     5,227          36,066
    Cougar Biotechnology, Inc.*                        1,161          37,384
    Cubist Pharmaceuticals, Inc.*                      4,022          65,800
    CV Therapeutics, Inc.*                             4,372          86,915
    Cytori Therapeutics, Inc.*                         1,467           2,523
    Dendreon Corp.*                                    5,809          24,398
    Dyax Corp.*                                        3,491           8,762
    Emergent Biosolutions, Inc.*                         921          12,443
    Enzon Pharmaceuticals, Inc.*                       2,792          16,947
    Facet Biotech Corp.*                               1,681          15,970
    Genomic Health, Inc.*                              1,270          30,963
    Geron Corp.*                                       5,527          24,706
    GTx, Inc.*                                         1,098          11,617
    Halozyme Therapeutics, Inc.*                       5,721          31,237
    Human Genome Sciences, Inc.*                       8,240           6,839
    Idenix Pharmaceuticals, Inc.*                      1,712           5,273
    Idera Pharmaceuticals, Inc.*                       1,334           8,631
    Immunogen, Inc.*                                   4,088          29,025
    Incyte Corp.*                                      4,947          11,576
    InterMune, Inc.*                                   2,596          42,678
    Isis Pharmaceuticals, Inc.*                        6,732         101,047
    Ligand Pharmaceuticals, Inc. - Class B*            9,151          27,270

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    MannKind Corp.*                                    3,877     $    13,492
    Martek Bioscience Corp.                            2,356          42,997
    Maxygen, Inc.*                                     1,716          11,669
    Medarex, Inc.*                                     9,739          49,961
    Metabolix, Inc.*                                   1,156           7,884
    Molecular Insight Pharmaceuticals, Inc.*           2,540           9,042
    Momenta Pharmaceuticals, Inc.*                     2,490          27,415
    Myriad Genetics, Inc.*                             6,426         292,190
    Nabi Biopharmaceuticals*                           4,188          15,496
    Nanosphere, Inc.*                                  1,299           6,456
    Neurocrine Biosciences, Inc.*                      3,017          10,710
    Novavax, Inc.*                                     5,273           5,378
    NPS Pharmaceuticals, Inc.*                         3,012          12,650
    Onyx Pharmaceuticals, Inc.*                        4,104         117,169
    Orexigen Therapeutics, Inc.*                       1,905           4,972
    OSI Pharmaceuticals, Inc.*                         4,118         157,555
    Osiris Therapeutics, Inc.*                         1,494          20,617
    PDL BioPharma, Inc.                                8,896          62,984
    Pharmasset, Inc.*                                  1,028          10,085
    Progenics Pharmaceuticals, Inc.*                   1,706          11,243
    Regeneron Pharmaceuticals, Inc.*                   4,622          64,061
    Repligen Corp.*                                    1,040           4,982
    Rigel Pharmaceuticals, Inc.*                       2,241          13,760
    Sangamo Biosciences, Inc.*                         1,865           7,889
    Savient Pharmaceuticals, Inc.*                     3,258          16,127
    Seattle Genetics, Inc.*                            5,035          49,645
    Synta Pharmaceuticals Corp.*                       2,000           4,280
    Targacept, Inc.*                                   1,791           4,800
    Theravance, Inc.*                                  3,776          64,192
    United Therapeutics Corp.*                         1,650         109,049
    Zymogenetics, Inc.*                                2,575          10,274
                                                                 -----------
                                                                   2,411,757
                                                                 -----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 3.7%
    Abaxis, Inc.*                                      1,401          24,153
    Abiomed, Inc.*                                     2,002           9,810
    AccuRay, Inc.*                                     2,390          12,022
    Align Technology, Inc.*                            5,251          41,640
    American Medical Systems Holdings, Inc.*           5,244          58,471
    Analogic Corp.                                     1,048          33,557
    AngioDynamics, Inc.*                               1,729          19,434
    Atrion Corp.                                          50           4,412
    Cantel Medical Corp.*                              1,044          13,436
    Cardiac Science Corp.*                             1,667           5,018
    Conceptus, Inc.*                                   1,941          22,807
    Conmed Corp.*                                      2,223          32,033
    Cryolife, Inc.*                                    1,550           8,029
    Cyberonics, Inc.*                                  2,300          30,521
    Cynosure, Inc. - Class A*                            603           3,672
    DexCom, Inc.*                                      2,303           9,534
    ev3, Inc.*                                         4,685          33,263
    Exactech, Inc.*                                      622           7,147
    Greatbatch, Inc.*                                  1,901          36,784
    Haemonetics Corp.*                                 1,935         106,580
    Hansen Medical, Inc.*                              1,503           6,042
    I-Flow Corp.*                                      1,017           3,712
    ICU Medical, Inc.*                                   707          22,709
    Immucor, Inc.*                                     5,209         131,006
    Insulet Corp.*                                     1,551           6,359


                                                      SHARES        VALUE
                                                      ------     -----------
    Integra LifeSciences Holdings Corp.*               1,057     $    26,140
    Invacare Corp.                                     2,134          34,208
    IRIS International, Inc.*                          1,005          11,588
    Kensey Nash Corp.*                                   558          11,869
    Masimo Corp.*                                      3,431          99,430
    Medical Action Industries, Inc.*                   1,124           9,318
    Meridian Bioscience, Inc.                          3,024          54,795
    Merit Medical Systems, Inc.*                       1,552          18,950
    Micrus Endovascular Corp.*                           929           5,546
    Natus Medical, Inc.*                               1,753          14,918
    Neogen Corp.*                                        799          17,442
    NuVasive, Inc.*                                    2,670          83,785
    NxStage Medical, Inc.*                             2,581           6,659
    OraSure Technologies, Inc.*                        3,287           8,316
    Orthofix International N.V.*                       1,421          26,317
    Orthovita, Inc.*                                   3,988          10,688
    Palomar Medical Technologies, Inc.*                1,403          10,186
    Quidel Corp.*                                      1,667          15,370
    RTI Biologics, Inc.*                               4,000          11,400
    Sirona Dental Systems, Inc.*                       1,032          14,778
    Somanetics Corp.*                                    632           9,594
    SonoSite, Inc.*                                    1,015          18,148
    Spectranetics Corp.*                               2,018           5,106
    Stereotaxis, Inc.*                                 2,246           8,961
    STERIS Corp.                                       4,210          98,009
    SurModics, Inc.*                                     920          16,790
    Symmetry Medical, Inc.*                            2,878          18,160
    Synovis Life Technologies, Inc.*                     634           8,775
    Thoratec Corp.*                                    4,026         103,428
    TomoTherapy, Inc.*                                 4,263          11,297
    TranS1, Inc.*                                        847           5,158
    Vision-Sciences, Inc.*                             2,071           2,651
    VNUS Medical Technologies, Inc.*                     720          15,314
    Volcano Corp.*                                     3,319          48,291
    West Pharmaceutical Services, Inc.                 2,328          76,382
    Wright Medical Group, Inc.*                        3,110          40,523
    Zoll Medical Corp.*                                1,833          26,322
                                                                 -----------
                                                                   1,686,763
                                                                 -----------
    HEALTH CARE PROVIDERS & SERVICES -- 3.2%
    Air Methods Corp.*                                   781          13,207
    Alliance Imaging, Inc.*                            1,380           9,384
    Almost Family, Inc.*                                 338           6,452
    Amedisys, Inc.*                                    1,986          54,595
    AMERIGROUP Corp.*                                  3,798         104,597
    AMN Healthcare Services, Inc.*                     2,108          10,751
    AmSurg Corp.*                                      2,550          40,417
    Assisted Living Concepts, Inc.*                      752          10,197
    Bio-Reference Labs, Inc.*                            659          13,780
    BMP Sunstone Corp.*                                1,953           6,308
    Capital Senior Living Corp.*                       2,468           6,022
    CardioNet, Inc.*                                     150           4,209
    Catalyst Health Solutions, Inc.*                   2,426          48,083
    Centene Corp.*                                     3,007          54,186
    Chemed Corp.                                       1,445          56,210
    Chindex International, Inc.*                         511           2,540
    Corvel Corp.*                                        360           7,279
    Cross Country Healthcare, Inc.*                    2,414          15,812

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Emergency Medical Services Corp. - Class A*          692     $    21,722
    Emeritus Corp.*                                    1,436           9,420
    Genoptix, Inc.*                                      445          12,140
    Gentiva Health Services, Inc.*                     1,957          29,746
    Hanger Orthopedic Group, Inc.*                     2,653          35,152
    HealthSouth Corp.*                                 6,354          56,424
    Healthspring, Inc.*                                3,433          28,734
    Healthways, Inc.*                                  2,160          18,943
    HMS Holdings Corp.*                                1,899          62,477
    inVentiv Health, Inc.*                             1,847          15,072
    IPC The Hospitalist Co., Inc.*                       250           4,757
    Kindred Healthcare, Inc.*                          1,809          27,045
    Landauer, Inc.                                       616          31,219
    LHC Group, Inc.*                                   1,397          31,125
    Magellan Health Services, Inc.*                    2,865         104,401
    Medcath Corp.*                                     1,454          10,571
    Molina Healthcare, Inc.*                           1,088          20,694
    MWI Veterinary Supply, Inc.*                         900          25,632
    National HealthCare Corp.                            466          18,710
    Nighthawk Radiology Holdings, Inc.*                2,522           6,809
    Odyssey Healthcare, Inc.*                          2,633          25,540
    Owens & Minor, Inc.                                2,881          95,448
    PharMerica Corp.*                                  2,119          35,260
    Providence Service Corp.*                          1,280           8,806
    PSS World Medical, Inc.*                           4,522          64,891
    Psychiatric Solutions, Inc.*                       3,997          62,873
    RadNet, Inc.*                                      3,431           4,254
    RehabCare Group, Inc.*                             1,502          26,195
    Res-Care, Inc.*                                    2,075          30,212
    Skilled Healthcare Group, Inc. - Class A*          1,569          12,881
    Sun Healthcare Group, Inc.*                        2,620          22,113
    The Ensign Group, Inc.                               569           8,797
    Triple-S Management Corp. - Class B*               1,271          15,659
    U.S. Physical Therapy, Inc.*                         812           7,860
    Universal American Corp.*                          3,383          28,654
                                                                 -----------
                                                                   1,484,265
                                                                 -----------
    HEALTH CARE TECHNOLOGY -- 0.6%
    Allscripts Healthcare Solutions, Inc.             10,475         107,788
    Athenahealth, Inc.*                                1,570          37,853
    Computer Programs & Systems, Inc.                    503          16,735
    Eclipsys Corp.*                                    4,061          41,178
    MedAssets, Inc.*                                   1,109          15,803
    Omnicell, Inc.*                                    1,988          15,546
    Phase Forward, Inc.*                               3,363          43,013
    Vital Images, Inc.*                                1,210          13,637
                                                                 -----------
                                                                     291,553
                                                                 -----------
    LIFE SCIENCES TOOLS & SERVICES -- 1.4%
    Accelrys, Inc.*                                    2,562          10,197
    Affymetrix, Inc.*                                  5,084          16,625
    Albany Molecular Research, Inc.*                   1,747          16,474
    AMAG Pharmaceuticals, Inc.*                        1,270          46,698
    Bio-Rad Laboratories, Inc. - Class A*              1,354          89,229
    Bruker Corp.*                                      3,366          20,734


                                                      SHARES        VALUE
                                                      ------     -----------
    Cambrex Corp.*                                     2,214     $     5,048
    Clinical Data, Inc.*                                 845           9,126
    Dionex Corp.*                                      1,345          63,551
    Enzo Biochem, Inc.*                                2,252           9,053
    eResearch Technology, Inc.*                        2,783          14,639
    Exelixis, Inc.*                                    7,862          36,165
    Kendle International, Inc.*                          866          18,151
    Life Sciences Research, Inc.*                        521           3,736
    Luminex, Corp.*                                    3,118          56,498
    Medivation, Inc.*                                  2,211          40,395
    Nektar Therapeutics*                               6,792          36,609
    Paraxel International Corp.*                       4,429          43,094
    Sequenom, Inc.*                                    4,428          62,966
    Varian, Inc.*                                      2,166          51,421
                                                                 -----------
                                                                     650,409
                                                                 -----------
    PHARMACEUTICALS -- 1.3%
    Adolor Corp.*                                      2,670           5,447
    Alexza Pharmaceuticals, Inc.*                      4,030           8,906
    Ardea Biosciences, Inc.*                             886           9,117
    Auxilium Pharmaceuticals, Inc.*                    3,051          84,574
    Biodel, Inc.*                                      1,021           5,319
    Biomimetic Therapeutics, Inc.*                       762           5,410
    Cadence Pharmaceuticals, Inc.*                     1,369          12,841
    Caraco Pharmaceutical Laboratories, Ltd.*          1,004           3,534
    Cypress Bioscience, Inc.*                          2,354          16,737
    Depomed, Inc.*                                     4,260          10,054
    Durect Corp.*                                      5,105          11,384
    Inspire Pharmaceuticals, Inc.*                     2,854          11,587
    KV Pharmaceutical Co. - Class A*                   4,263           7,034
    MAP Pharmaceuticals, Inc.*                           284             596
    Medicis Pharmaceutical Corp. - Class A             4,117          50,927
    Noven Pharmaceuticals, Inc.*                       1,472          13,955
    Obagi Medical Products, Inc.*                        870           4,681
    Optimer Pharmaceuticals, Inc.*                     2,365          31,194
    Pain Therapeutics, Inc.*                           1,910           8,022
    Par Pharmaceutical Cos., Inc.*                     2,870          27,179
    Pozen, Inc.*                                       2,105          12,883
    Questcor Pharmaceuticals, Inc.*                    2,849          14,017
    Salix Pharmaceuticals, Ltd.*                       4,057          38,541
    Sucampo Pharmaceuticals, Inc. - Class A*             892           5,468
    The Medicines Co.*                                 4,299          46,601
    Valeant Pharmaceuticals International*             4,664          82,973
    ViroPharma, Inc.*                                  4,954          26,009
    Vivus, Inc.*                                       4,396          18,991
    XenoPort, Inc.*                                    2,034          39,378
                                                                 -----------
                                                                     613,359
                                                                 -----------
  TOTAL HEALTH CARE                                                7,138,106
                                                                 -----------
  INDUSTRIALS -- 15.0%
    AEROSPACE & DEFENSE -- 1.8%
    AAR Corp.*                                         2,976          37,319
    Aerovironment, Inc.*                               1,074          22,447
    American Science & Engineering, Inc.                 654          36,493
    Applied Signal Technology, Inc.                    1,106          22,374
    Argon ST, Inc.*                                      757          14,360
    Ascent Solar Technologies, Inc.*                     370           1,502

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Axsys Technologies, Inc.*                            515     $    21,651
    Ceradyne, Inc.*                                    1,872          33,939
    Cubic Corp.                                        1,308          33,132
    Curtiss-Wright Corp.                               3,176          89,087
    Ducommun, Inc.                                       394           5,729
    DynCorp International, Inc. - Class A*             1,878          25,034
    Esterline Technologies Corp.*                      1,877          37,897
    GenCorp, Inc.*                                     3,309           7,015
    HEICO Corp.                                        1,623          39,439
    Herley Industries, Inc.*                           1,153          13,790
    Hexcel Corp.*                                      6,893          45,287
    Ladish Co., Inc.*                                  1,340           9,728
    LMI Aerospace, Inc.*                                 657           4,757
    Moog, Inc. - Class A*                              3,016          68,976
    Orbital Sciences Corp.*                            4,141          49,236
    Stanley, Inc.*                                       432          10,968
    Taser International, Inc.*                         5,621          26,306
    Teledyne Technologies, Inc.*                       2,554          68,141
    TransDigm Group, Inc.*                             2,288          75,138
    Triumph Group, Inc.                                1,180          45,076
                                                                 -----------
                                                                     844,821
                                                                 -----------
    AIR FREIGHT & LOGISTICS -- 0.3%
    Atlas Air Worldwide Holdings, Inc.*                1,194          20,716
    Dynamex, Inc.*                                       500           6,540
    Forward Air Corp.                                  2,141          34,748
    Hub Group, Inc. - Class A*                         2,362          40,154
    Pacer International, Inc.                          2,615           9,153
    Park-Ohio Holdings Corp.*                          1,858           6,057
                                                                 -----------
                                                                     117,368
                                                                 -----------
    AIRLINES -- 0.7%
    AirTran Holdings, Inc.*                            8,672          39,458
    Alaska Air Group, Inc.*                            2,537          44,575
    Allegiant Travel Co.*                              1,084          49,279
    Hawaiian Holdings, Inc.*                           2,743          10,231
    JetBlue Airways Corp.*                            12,124          44,252
    Republic Airways Holdings, Inc.*                   3,021          19,576
    SkyWest, Inc.                                      3,743          46,563
    UAL Corp.*                                         8,862          39,702
    US Airways Group, Inc.*                            9,316          23,569
                                                                 -----------
                                                                     317,205
                                                                 -----------
    BUILDING PRODUCTS -- 0.5%
    AAON, Inc.                                           652          11,814
    American Woodmark Corp.                              645          11,326
    Ameron International Corp.                           727          38,284
    Apogee Enterprises, Inc.                           2,037          22,366
    China Architectural Engineering, Inc.*             4,725           4,631
    Gibraltar Industries, Inc.                         2,250          10,620
    Griffon Corp.*                                     4,629          34,717
    Insteel Industries, Inc.                           1,260           8,770
    NCI Building Systems, Inc.*                        1,690           3,752
    Quanex Building Products Corp.                     2,783          21,151
    Simpson Manufacturing Co., Inc.                    2,591          46,690
    Trex Co., Inc.*                                    1,129           8,614
    Universal Forest Products, Inc.                    1,036          27,568
                                                                 -----------
                                                                     250,303
                                                                 -----------
    COMMERCIAL SERVICES & SUPPLIES -- 2.6%
    ABM Industries, Inc.                               2,999          49,184


                                                      SHARES        VALUE
                                                      ------     -----------
    ACCO Brands Corp.*                                 2,520     $     2,470
    American Ecology Corp.                               854          11,905
    American Reprographics Co.*                        1,988           7,038
    AMREP Corp.*                                         277           4,349
    ATC Technology Corp.*                              1,779          19,925
    Bowne & Co., Inc.                                  2,770           8,892
    Cenveo, Inc.*                                      3,003           9,760
    Clean Harbors, Inc.*                               1,437          68,976
    Comfort Systems USA, Inc.                          2,501          25,935
    Consolidated Graphics, Inc.*                         752           9,565
    Cornell Cos., Inc.*                                  843          13,800
    Courier Corp.                                        824          12,500
    Deluxe Corp.                                       3,775          36,353
    Energy Solutions, Inc.                             2,281          19,731
    EnerNOC, Inc.*                                       764          11,109
    Ennis, Inc.                                        1,949          17,268
    Fuel Tech, Inc.*                                   1,231          12,876
    G & K Services, Inc. - Class A                     1,574          29,764
    GeoEye, Inc.*                                      1,359          26,840
    Healthcare Services Group, Inc.                    3,070          45,958
    Herman Miller, Inc.                                4,035          43,013
    HNI Corp.                                          2,843          29,567
    Innerworkings, Inc.*                               1,930           8,241
    Interface, Inc. - Class A                          3,225           9,643
    Kimball International, Inc. - Class B              2,860          18,762
    Knoll, Inc.                                        4,372          26,800
    M&F Worldwide Corp.*                               1,083          12,682
    McGrath RentCorp                                   1,520          23,955
    Metalico, Inc.*                                    1,773           3,014
    Mine Safety Appliances Co.                         2,263          45,305
    Mobile Mini, Inc.*                                 2,178          25,091
    Multi-Color Corp.                                    681           8,329
    PRG-Schultz International, Inc.*                   1,239           3,519
    Rollins, Inc.                                      3,061          52,496
    Schawk, Inc.                                       1,303           7,870
    Standard Parking Corp.*                              568           9,315
    Standard Register Co.                              1,208           5,533
    Sykes Enterprises, Inc.*                           2,492          41,442
    Team, Inc.*                                        1,074          12,587
    Tetra Tech, Inc.*                                  4,254          86,696
    The GEO Group, Inc.*                               3,873          51,317
    United Stationers, Inc.*                           1,569          44,057
    Viad Corp.                                         1,275          18,003
    Waste Connections, Inc.*                           5,658         145,411
    Waste Services, Inc.*                              1,897           8,119
                                                                 -----------
                                                                   1,184,965
                                                                 -----------
    CONSTRUCTION & ENGINEERING -- 1.0%
    Dycom Industries, Inc.*                            3,447          19,958
    EMCOR Group, Inc.*                                 4,582          78,673
    Furmanite Corp.*                                   2,481           7,716
    Granite Construction, Inc.                         2,370          88,828
    Great Lakes Dredge & Dock Corp.                    3,486          10,493
    Insituform Technologies, Inc. - Class A*           3,143          49,156
    Integrated Electrical Services, Inc.*                696           6,347
    Layne Christensen Co.*                             1,230          19,766
    MasTec, Inc.*                                      3,424          41,396
    Michael Baker Corp.*                                 534          13,884
    Northwest Pipe Co.*                                  561          15,972

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Orion Marine Group, Inc.*                          1,408     $    18,445
    Perini Corp.*                                      3,811          46,875
    Pike Electric Corp.*                               1,200          11,100
    Sterling Construction Co., Inc.*                     675          12,042
                                                                 -----------
                                                                     440,651
                                                                 -----------
    ELECTRICAL EQUIPMENT -- 1.9%
    Acuity Brands, Inc.                                2,933          66,110
    Advanced Battery Technologies, Inc.*               3,809           8,151
    Akeena Solar, Inc.*                                1,616           1,810
    American Superconductor Corp.*                     3,075          53,228
    AZZ, Inc.*                                           957          25,255
    Baldor Electric Co.                                3,217          46,614
    Belden, Inc.                                       3,674          45,962
    Brady Corp. - Class A                              3,549          62,569
    China BAK Battery, Inc.*                           2,544           4,350
    Coleman Cable, Inc.*                               2,529           5,387
    Encore Wire Corp.                                  1,487          31,866
    Ener1, Inc.*                                       2,470          12,770
    Energy Conversion Devices, Inc.*                   3,285          43,592
    EnerSys, Inc.*                                     2,107          25,537
    Evergreen Solar, Inc.*                            12,477          26,576
    Franklin Electric Co., Inc.                        1,576          34,877
    FuelCell Energy, Inc.*                             4,044           9,706
    Fushi Copperweld, Inc.*                            1,190           5,712
    GrafTech International, Ltd.*                      9,314          57,374
    GT Solar International, Inc.*                      2,544          16,892
    Harbin Electric, Inc.*                               611           3,758
    II-VI, Inc.*                                       1,897          32,591
    LaBarge, Inc.*                                       771           6,453
    LSI Industries, Inc.                               1,623           8,391
    Orion Energy Systems, Inc*                         1,038           4,578
    Polypore International, Inc.*                      1,437           5,777
    Powell Industries, Inc.*                             709          25,035
    PowerSecure International, Inc.*                     746           2,551
    Preformed Line Products Co.                          194           7,302
    Regal-Beloit Corp.                                 2,247          68,848
    Smith (A.O.) Corp.                                 1,589          40,011
    Ultralife Corp.*                                     837           6,470
    Valence Technology, Inc.*                          4,230           9,010
    Vicor Corp.                                        1,799           8,797
    Woodward Governor Co.                              4,691          52,445
                                                                 -----------
                                                                     866,355
                                                                 -----------
    INDUSTRIAL CONGLOMERATES -- 0.3%
    Otter Tail Corp.                                   2,488          54,860
    Raven Industries, Inc.                             1,301          27,035
    Seaboard Corp.                                        27          27,270
    Standex International Corp.                          918           8,446
    Tredegar Industries Corp.                          1,918          31,321
                                                                 -----------
                                                                     148,932
                                                                 -----------
    MACHINERY -- 2.7%
    3-D Systems Corp.*                                 1,445           9,523
    Actuant Corp. - Class A                            4,300          44,419
    Alamo Group, Inc.                                    769           8,198
    Albany International Corp. - Class A               1,620          14,661
    Altra Holdings, Inc.*                              1,663           6,452
    American Railcar Industries, Inc.                    589           4,494
    Ampco-Pittsburgh Corp.                               586           7,770


                                                      SHARES        VALUE
                                                      ------     -----------
    Astec Industries, Inc.*                            1,421     $    37,273
    Badger Meter, Inc.                                 1,148          33,166
    Barnes Group, Inc.                                 3,035          32,444
    Blount International, Inc.*                        2,970          13,721
    Briggs & Stratton Corp.                            3,008          49,632
    Cascade Corp.                                        413           7,281
    Chart Industries, Inc.*                            1,789          14,097
    China Fire & Security Group, Inc.*                 1,071           8,418
    CIRCOR International, Inc.                         1,118          25,177
    Clarcor, Inc.                                      3,388          85,344
    Colfax Corp.*                                      1,325           9,103
    Columbus McKinnon Corp.*                           1,635          14,257
    Dynamic Materials Corp.                              835           7,649
    Energy Recovery, Inc.*                             1,509          11,468
    EnPro Industries, Inc.*                            1,557          26,625
    ESCO Technologies, Inc.*                           1,862          72,059
    Federal Signal Corp.                               3,989          21,022
    Flow International, Corp.*                         1,441           2,334
    Force Protection, Inc.*                            4,554          21,859
    FreightCar America, Inc.                             913          16,005
    Graham Corp.                                         495           4,440
    Greenbrier Cos., Inc.                              1,730           6,332
    Hurco Cos., Inc.*                                    569           6,048
    K-Tron International, Inc.*                          131           7,948
    Kadant, Inc.*                                      1,164          13,409
    Kaydon Corp.                                       2,452          67,013
    Key Technology, Inc.*                                637           5,606
    L.B. Foster Co. - Class A*                           856          21,255
    Lindsay Corp.                                        718          19,386
    Lydall, Inc.*                                      1,934           5,744
    Met-Pro Corp.                                        770           6,276
    Middleby Corp.*                                    1,344          43,586
    Mueller Industries, Inc.                           2,576          55,873
    Mueller Water Products, Inc. - Class A             7,930          26,169
    NACCO Industries, Inc. - Class A                     566          15,384
    Nordson Corp.                                      2,417          68,715
    Omega Flex, Inc.                                     150           2,417
    PMFG, Inc.*                                        1,247           9,826
    RBC Bearings, Inc.*                                1,367          20,888
    Robbins & Myers, Inc.                              2,123          32,206
    Sauer-Danfoss, Inc.                                1,244           3,035
    Sun Hydraulics Corp.                                 665           9,716
    Tecumseh Products Co. - Class A*                   1,442           6,518
    Tennant Co.                                        1,111          10,410
    The Gorman-Rupp Co.                                1,150          22,770
    Thermadyne Holdings Corp.*                         1,450           3,074
    Titan International, Inc.                          1,995          10,035
    Twin Disc, Inc.                                      833           5,764
    Wabash National Corp.                              2,690           3,309
    Wabtec Corp.                                       3,486          91,961
    Watts Water Technologies, Inc. - Class A           2,344          45,849
                                                                 -----------
                                                                   1,255,413
                                                                 -----------
    MARINE -- 0.2%
    American Commercial Lines, Inc.*                   2,257           7,155
    Eagle Bulk Shipping, Inc.                          3,288          13,974
    Genco Shipping & Trading, Ltd.                     2,069          25,532

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Horizon Lines, Inc. - Class A                      2,278     $     6,902
    International Shipholding Corp.                      375           7,376
    TBS International, Ltd. - Class A*                   634           4,660
    Ultrapetrol Bahamas, Ltd.*                         3,443           9,296
                                                                 -----------
                                                                      74,895
                                                                 -----------
    PROFESSIONAL SERVICES -- 1.6%
    Administaff, Inc.                                  1,311          27,701
    CBIZ, Inc.*                                        2,337          16,289
    CDI Corp.                                          1,113          10,818
    COMSYS IT Partners, Inc.*                          2,404           5,313
    CoStar Group, Inc.*                                1,409          42,622
    CRA International, Inc.*                             707          13,348
    Duff & Phelps Corp. - Class A*                       564           8,883
    Exponent, Inc.*                                      797          20,188
    First Advantage Corp. - Class A*                     877          12,085
    Heidrick & Struggles International, Inc.           1,560          27,674
    Hill International, Inc.*                          1,739           5,287
    Hudson Highland Group, Inc.*                       3,150           3,497
    Huron Consulting Group, Inc.*                      1,472          62,457
    ICF International, Inc.*                             407           9,349
    Kelly Services, Inc. - Class A                     2,277          18,330
    Kforce, Inc.*                                      2,263          15,909
    Korn/Ferry International, Inc.*                    3,984          36,095
    LECG Corp.*                                        2,013           5,113
    MPS Group, Inc.*                                   6,426          38,235
    Navigant Consulting, Inc.*                         3,662          47,862
    Odyssey Marine Exploration, Inc.*                  3,565          12,085
    On Assignment, Inc.*                               2,935           7,954
    Resources Connection, Inc.*                        3,245          48,935
    School Specialty, Inc.*                            1,036          18,223
    Spherion Corp.*                                    3,874           8,058
    The Advisory Board Co.*                            1,018          16,879
    Trueblue, Inc.*                                    3,561          29,378
    Volt Information Sciences, Inc.*                   1,493           9,929
    VSE Corp.                                            296           7,903
    Watson Wyatt Worldwide, Inc. - Class A             3,047         150,430
                                                                 -----------
                                                                     736,829
                                                                 -----------
    ROAD & RAIL -- 0.8%
    Amerco, Inc.*                                        722          24,209
    Arkansas Best Corp.                                1,846          35,111
    Celadon Group, Inc.*                               1,858          10,312
    Genesee & Wyoming, Inc. - Class A*                 1,937          41,161
    Heartland Express, Inc.                            3,588          53,138
    Knight Transportation, Inc.                        3,987          60,443
    Marten Transport, Ltd.*                            1,279          23,892
    Old Dominion Freight Line, Inc.*                   1,817          42,681
    Patriot Transportation Holding, Inc.*                100           6,232
    Saia, Inc.*                                        1,179          14,089
    Universal Truckload Services, Inc.                   380           5,449
    Werner Enterprises, Inc.                           2,881          43,561
    YRC Worldwide, Inc.*                               4,989          22,400
                                                                 -----------
                                                                     382,678
                                                                 -----------


                                                      SHARES        VALUE
                                                      ------     -----------
    TRADING COMPANIES & DISTRIBUTORS -- 0.6%
    Aceto Corp.                                        1,723     $    10,269
    Aircastle, Ltd.                                    2,635          12,253
    Applied Industrial Technologies, Inc.              3,180          53,646
    Beacon Roofing Supply, Inc.*                       3,204          42,901
    DXP Enterprises, Inc.*                               390           4,029
    H&E Equipment Services, Inc.*                      1,425           9,334
    Houston Wire & Cable Co.                           1,199           9,292
    Interline Brands, Inc.*                            2,748          23,166
    Kaman Corp.                                        1,392          17,456
    Lawson Products, Inc.                                430           5,233
    RSC Holdings, Inc.*                                2,764          14,539
    Rush Enterprises, Inc. - Class A*                  1,850          16,502
    TAL International Group, Inc.                      1,089           7,971
    Textainer Group Holdings, Ltd.                     1,164           7,857
    Titan Machinery, Inc.*                               780           7,012
    Watsco, Inc.                                       1,663          56,592
                                                                 -----------
                                                                     298,052
                                                                 -----------
    TRANSPORTATION INFRASTRUCTURE -- 0.0%
    CAI International, Inc.*                           1,441           4,078
                                                                 -----------
  TOTAL INDUSTRIALS                                                6,922,545
                                                                 -----------
  INFORMATION TECHNOLOGY -- 17.9%
    COMMUNICATIONS EQUIPMENT -- 2.9%
    3Com Corp.*                                       28,746          88,825
    Acme Packet, Inc.*                                 1,463           8,880
    Adtran, Inc.                                       3,831          62,100
    Airvana, Inc.*                                     1,117           6,534
    Anaren, Inc.*                                      1,241          13,577
    Arris Group, Inc.*                                 8,801          64,863
    Aruba Networks, Inc.*                              2,865           8,996
    Avocent Corp.*                                     2,949          35,801
    Bel Fuse, Inc. - Class B                             937          12,593
    Bigband Networks, Inc.*                            1,807          11,836
    Black Box Corp.                                    1,388          32,771
    Blue Coat Systems, Inc.*                           2,074          24,909
    Cogo Group, Inc.*                                  1,589          10,614
    Comtech Telecommunications Corp.*                  1,479          36,635
    DG FastChannel, Inc.*                              1,097          20,591
    Digi International, Inc.*                          1,982          15,202
    EMS Technologies, Inc.*                            1,273          22,227
    Emulex Corp.*                                      5,454          27,434
    Extreme Networks, Inc.*                            7,086          10,771
    Globecomm Systems, Inc.*                           1,996          11,557
    Harmonic, Inc.*                                    7,542          49,023
    Harris Stratex Networks, Inc. - Class A*           2,178           8,385
    Hughes Communications, Inc.*                         654           7,868
    Infinera Corp.*                                    6,826          50,512
    InterDigital, Inc.*                                3,358          86,704
    Ixia*                                              3,095          16,001
    Loral Space & Communications, Inc.*                1,111          23,731
    Netgear, Inc.*                                     2,857          34,427
    Neutral Tandem, Inc.*                                970          23,872
    Oplink Communications, Inc.*                       1,661          12,790
    Opnext, Inc.*                                      3,388           5,793
    Palm, Inc.*                                        7,686          66,253
    Parkervision, Inc.*                                1,499           2,533
    PC-Tel, Inc.                                       1,868           8,032

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Plantronics, Inc.                                  3,376     $    40,748
    Polycom, Inc.*                                     6,281          96,665
    Riverbed Technology, Inc.*                         4,084          53,419
    Seachange International, Inc.*                     2,330          13,328
    ShoreTel, Inc.*                                    2,960          12,758
    Starent Networks Corp.*                            2,409          38,086
    Sycamore Networks, Inc.*                          15,954          42,597
    Symmetricom, Inc.*                                 4,128          14,448
    Tekelec*                                           4,653          61,559
    Viasat, Inc.*                                      2,102          43,764
                                                                 -----------
                                                                   1,340,012
                                                                 -----------
    COMPUTERS & PERIPHERALS -- 0.9%
    3Par, Inc.*                                        1,688          11,090
    Adaptec, Inc.*                                    10,777          25,865
    Avid Technology, Inc.*                             2,507          22,914
    Compellent Technologies, Inc.*                       684           7,421
    Cray, Inc.*                                        2,840           9,940
    Data Domain, Inc.*                                 1,861          23,393
    Electronics for Imaging, Inc.*                     3,608          35,358
    Hutchinson Technology, Inc.*                         537           1,396
    Imation Corp.                                      2,568          19,645
    Immersion Corp.*                                   1,927           5,646
    Intermec, Inc.*                                    4,562          47,445
    Intevac, Inc.*                                     2,196          11,441
    Isilon Systems, Inc.*                              3,760           8,272
    Netezza Corp.*                                     3,558          24,194
    Novatel Wireless, Inc.*                            2,481          13,943
    Prestek, Inc.*                                     3,752           7,767
    Rackable Systems, Inc.*                            2,708          10,995
    Rimage Corp.*                                        794          10,600
    STEC, Inc.*                                        1,846          13,605
    Stratasys, Inc.*                                   1,270          10,503
    Super Micro Computer, Inc.*                        1,598           7,862
    Synaptics, Inc.*                                   2,493          66,713
                                                                 -----------
                                                                     396,008
                                                                 -----------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.9%
    Agilysys, Inc.                                     2,374          10,208
    Anixter International, Inc.*                       2,145          67,954
    Benchmark Electronics, Inc.*                       5,350          59,920
    Brightpoint, Inc.*                                 4,435          18,982
    Checkpoint Systems, Inc.*                          2,353          21,106
    China Security & Surveillance Technology, Inc.*    2,287           8,782
    Cogent, Inc.*                                      2,737          32,570
    Cognex Corp.                                       2,930          39,116
    Coherent, Inc.*                                    1,944          33,534
    Comverge, Inc.*                                    1,438           9,994
    CPI International, Inc.*                             331           3,111
    CTS Corp.                                          2,978          10,751
    Daktronics, Inc.                                   1,968          12,890
    DTS, Inc.*                                         1,447          34,815
    Echelon Corp.*                                     1,779          14,392
    Electro Rent Corp.                                 1,504          14,499
    Electro Scientific Industries, Inc.*               2,473          14,640
    Faro Technologies, Inc.*                           1,033          13,884
    Gerber Scientific, Inc.*                           2,475           5,915
    ICx Technologies, Inc.*                            1,506           6,099
    Insight Enterprises, Inc.*                         4,000          12,240
    IPG Photonics Corp.*                               1,883          15,855
    L-1 Identity Solutions, Inc.*                      6,127          31,309


                                                      SHARES        VALUE
                                                      ------     -----------
    Littelfuse, Inc.*                                  1,605     $    17,639
    Maxwell Technologies, Inc.*                        1,458          10,133
    Measurement Specialties, Inc.*                     1,551           6,344
    Mercury Computer Systems, Inc.*                    1,855          10,258
    Methode Electronics, Inc.                          3,657          13,092
    MTS Systems Corp.                                  1,280          29,120
    Multi-Fineline Electronix, Inc.*                     683          11,502
    Newport Corp.*                                     2,882          12,738
    OSI Systems, Inc.*                                 1,079          16,466
    Park Electrochemical Corp.                         1,782          30,793
    PC Connection, Inc.*                               1,259           4,784
    PC Mall, Inc.*                                     1,392           6,320
    Plexus Corp.*                                      3,148          43,505
    Radisys Corp.*                                     2,192          13,284
    Rofin-Sinar Technologies, Inc.*                    2,403          38,736
    Rogers Corp.*                                      1,442          27,225
    ScanSource, Inc.*                                  1,711          31,790
    Synnex Corp.*                                      1,442          28,364
    Technitrol, Inc.                                   3,222           5,510
    TTM Technologies, Inc.*                            3,359          19,482
    Universal Display Corp.*                           1,817          16,662
    Zygo Corp.*                                          270           1,239
                                                                 -----------
                                                                     887,552
                                                                 -----------
    INTERNET SOFTWARE & SERVICES -- 2.2%
    Art Technology Group, Inc.*                       10,960          27,948
    AsiaInfo Holdings, Inc.*                           2,589          43,625
    Bankrate, Inc.*                                    1,058          26,397
    Chordiant Software, Inc.*                          2,613           7,917
    comScore, Inc.*                                    1,055          12,755
    Constant Contact, Inc.*                            1,733          24,245
    DealerTrack Holdings, Inc.*                        3,278          42,942
    Dice Holdings, Inc.*                               3,220           8,952
    Digital River, Inc.*                               2,681          79,947
    DivX, Inc.*                                        2,112          10,623
    Earthlink, Inc.*                                   7,693          50,543
    GSI Commerce, Inc.*                                1,534          20,095
    Infospace, Inc.*                                   2,274          11,825
    Internap Network Services Corp.*                   3,975          10,693
    Internet Brands, Inc. - Class A*                   1,310           7,690
    Internet Capital Group, Inc.*                      2,984          12,026
    j2 Global Communications, Inc.*                    3,255          71,252
    Keynote Systems, Inc.*                             1,429          11,332
    Limelight Networks, Inc.*                          2,732           9,152
    Liquidity Services, Inc.*                            800           5,592
    LoopNet, Inc.*                                     1,742          10,591
    Marchex, Inc. - Class B                            2,015           6,932
    MercadoLibre, Inc.*                                2,073          38,454
    ModusLink Global Solutions, Inc.*                  4,189          10,849
    NIC, Inc.                                          2,463          12,808
    Omniture, Inc.*                                    4,524          59,672
    Perficient, Inc.*                                  2,866          15,476
    Rackspace Hosting, Inc.*                           1,767          13,235
    RealNetworks, Inc.*                                6,407          14,928
    S1 Corp.*                                          2,787          14,353
    SAVVIS, Inc.*                                      3,712          22,977
    SonicWALL, Inc.*                                   3,981          17,755
    SupportSoft, Inc.*                                 5,191           9,967
    Switch And Data Facilities Co., Inc.*              1,572          13,786

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    TechTarget, Inc.*                                  1,335     $     3,204
    Terremark Worldwide, Inc.*                         3,386           9,108
    The Knot, Inc.*                                    1,514          12,415
    TheStreet.com, Inc.                                1,600           3,152
    United Online, Inc.                                5,183          23,116
    ValueClick, Inc.*                                  6,529          55,562
    Vignette Corp.*                                    1,731          11,563
    VistaPrint, Ltd.*                                  3,198          87,913
    Vocus, Inc.*                                       1,004          13,343
    Web.com Group, Inc.*                               2,999           9,957
    Websense, Inc.*                                    3,731          44,772
                                                                 -----------
                                                                   1,031,439
                                                                 -----------
    IT SERVICES -- 1.9%
    Acxiom Corp.                                       4,041          29,903
    CACI International, Inc. - Class A*                2,253          82,212
    Cass Information Systems, Inc.                       315          10,216
    China Information Security Technology, Inc.*       3,149           9,951
    CIBER, Inc.*                                       6,412          17,505
    CSG Systems International, Inc.*                   2,300          32,844
    CyberSource Corp.*                                 4,984          73,813
    Euronet Worldwide, Inc.*                           3,286          42,915
    ExlService Holdings, Inc.*                           755           6,508
    Forrester Research, Inc.*                          1,225          25,186
    Gartner, Inc.*                                     4,291          47,244
    Gevity HR, Inc.                                       20              79
    Global Cash Access Holdings, Inc.*                 3,501          13,374
    Heartland Payment Systems, Inc.                    1,519          10,041
    iGate Corp.                                        1,878           6,085
    infoGROUP, Inc.*                                   2,927          12,176
    Integral Systems, Inc.*                              939           8,075
    Mantech International Corp. - Class A*             1,481          62,054
    MAXIMUS, Inc.                                      1,312          52,296
    NCI, Inc. - Class A*                                 342           8,892
    Ness Technologies, Inc.*                           3,251           9,590
    Online Resources Corp.*                            2,332           9,818
    Perot Systems Corp. - Class A*                     5,972          76,919
    RightNow Technologies, Inc.*                       1,661          12,574
    Sapient Corp.*                                     5,450          24,362
    SRA International, Inc. - Class A*                 3,060          44,982
    Syntel, Inc.                                         715          14,715
    Teletech Holdings, Inc.*                           2,978          32,430
    The Hackett Group, Inc.*                           3,913           7,904
    TNS, Inc.*                                         1,506          12,319
    VeriFone Holdings, Inc.*                           4,940          33,592
    Virtusa Corp.*                                     1,109           6,876
    Wright Express Corp.*                              2,826          51,490
                                                                 -----------
                                                                     888,940
                                                                 -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.2%
    Actel Corp.*                                       2,023          20,473
    Advanced Analogic Technologies, Inc.*              3,703          13,331
    Advanced Energy Industries, Inc.*                  2,622          19,744
    Amkor Technology, Inc.*                            8,664          23,220
    ANADIGICS, Inc.*                                   5,750          11,903
    Applied Micro Circuits Corp.*                      5,144          25,000


                                                      SHARES        VALUE
                                                      ------     -----------
    Atheros Communications, Inc.*                      4,310     $    63,185
    ATMI, Inc.*                                        2,542          39,223
    Brooks Automation, Inc.*                           4,164          19,196
    Cabot Microelectronics Corp.*                      1,711          41,115
    Cavium Networks, Inc.*                             2,574          29,704
    Ceva, Inc.*                                        1,672          12,172
    Cirrus Logic, Inc.*                                4,630          17,409
    Cohu, Inc.                                         1,913          13,774
    Cymer, Inc.*                                       2,276          50,664
    Diodes, Inc.*                                      1,885          20,000
    DSP Group, Inc.*                                   2,095           9,050
    Entegris, Inc.*                                    4,220           3,629
    Exar Corp.*                                        3,050          19,032
    FEI Co.*                                           3,102          47,864
    FormFactor, Inc.*                                  3,431          61,827
    Hittite Microwave Corp.*                           1,478          46,114
    IXYS Corp.                                         1,502          12,106
    Kopin Corp.*                                       5,818          13,498
    Kulicke & Soffa Industries, Inc.*                  4,270          11,187
    Micrel, Inc.                                       2,876          20,247
    Microsemi Corp.*                                   5,972          69,275
    Microtune, Inc.*                                   4,887           8,894
    MIPS Technologies, Inc.*                           3,870          11,339
    MKS Instruments, Inc.*                             3,469          50,890
    Monolithic Power Systems, Inc.*                    2,367          36,688
    Netlogic Microsystems, Inc.*                       1,507          41,412
    NVE Corp.*                                           389          11,207
    Omnivision Technologies, Inc.*                     3,401          22,855
    Pericom Semiconductor Corp.*                       1,293           9,452
    PLX Technology, Inc.*                              2,083           4,520
    PMC-Sierra, Inc.*                                 15,714         100,255
    Power Integrations, Inc.                           1,984          34,125
    Rubicon Technology, Inc.*                          1,162           6,170
    Rudolph Technologies, Inc.*                        3,027           9,172
    Semitool, Inc.*                                    2,098           5,832
    Semtech Corp.*                                     4,500          60,075
    Sigma Designs, Inc.*                               1,725          21,459
    Silicon Image, Inc.*                               4,565          10,956
    Silicon Storage Technology, Inc.*                  7,224          11,920
    Sirf Technology Holdings, Inc.*                    4,370          10,051
    Skyworks Solutions, Inc.*                         12,526         100,960
    Standard Microsystems Corp.*                       1,664          30,950
    Supertex, Inc.*                                      605          13,975
    Techwell, Inc.*                                    1,080           6,815
    Tessera Techonologies, Inc.*                       3,666          49,014
    TriQuint Semiconductor, Inc.*                      9,685          23,922
    Ultra Clean Holdings*                              2,684           2,872
    Ultratech, Inc.*                                   1,401          17,498
    Veeco Instruments, Inc.*                           2,080          13,874
    Volterra Semiconductor Corp.*                      1,542          13,014
    Zoran Corp.*                                       3,294          28,987
                                                                 -----------
                                                                   1,503,095
                                                                 -----------
    SOFTWARE -- 4.9%
    ACI Worldwide, Inc.*                               2,544          47,700
    Actuate Corp.*                                     3,993          12,219
    Advent Software, Inc.*                             1,307          43,536
    American Software, Inc. - Class A                  2,584          13,618
    ArcSight, Inc.*                                      500           6,385
    Ariba, Inc.*                                       6,439          56,212
    Blackbaud, Inc.                                    3,672          42,632

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Blackboard, Inc.*                                  2,210     $    70,145
    Bottomline Technologies, Inc.*                     1,867          12,285
    Callidus Software, Inc.*                           1,998           5,794
    CommVault Systems, Inc.*                           3,381          37,090
    Concur Technologies, Inc.*                         3,163          60,698
    Deltek, Inc.*                                      1,140           4,936
    DemandTec, Inc.*                                   1,475          12,906
    Double-Take Software, Inc.*                        1,326           8,964
    Ebix, Inc.*                                          446          11,083
    Epicor Software Corp.*                             4,728          18,014
    EPIQ Systems, Inc.*                                2,371          42,749
    Fair Isaac & Co., Inc.                             3,364          47,331
    FalconStor Software, Inc.*                         2,261           5,404
    Guidance Software, Inc.*                           1,082           4,415
    i2 Technologies, Inc.*                             1,833          14,481
    Informatica Corp.*                                 6,286          83,352
    Interactive Intelligence, Inc.*                      763           6,913
    Jack Henry & Associates, Inc.                      5,289          86,316
    JDA Software Group, Inc.*                          1,995          23,042
    Kenexa Corp.*                                      1,518           8,182
    Lawson Software, Inc.*                             9,187          39,045
    Macrovision Solutions Corp.*                       5,868         104,392
    Manhattan Associates, Inc.*                        1,915          33,168
    Mentor Graphics Corp.*                             7,388          32,803
    MICROS Systems, Inc.*                              5,840         109,500
    MicroStrategy, Inc. - Class A*                       599          20,480
    Monotype Imaging Holdings, Inc.*                     908           3,396
    MSC.Software Corp.*                                3,613          20,377
    Net 1 UEPS Technologies, Inc.*                     3,661          55,684
    Netscout Systems, Inc.*                            1,811          12,967
    NetSuite, Inc.*                                      723           8,141
    Opnet Technologies, Inc.*                          1,159          10,048
    Parametric Technology Corp.*                       8,217          82,006
    Pegasystems, Inc.                                    819          15,209
    Phoenix Technologies, Ltd.*                        1,467           2,377
    Progress Software Corp.*                           3,173          55,083
    PROS Holdings, Inc.*                                 976           4,538
    QAD, Inc.                                          1,510           3,820
    Quality Systems, Inc.                              1,288          58,282
    Quest Software, Inc.*                              4,545          57,631
    Radiant Systems, Inc.*                             1,861           8,207
    Renaissance Learning, Inc.                           550           4,933
    Smith Micro Software, Inc.*                        1,959          10,246
    Solera Holdings, Inc.*                             3,935          97,509
    Sourcefire, Inc.*                                  1,388          10,105
    SPSS, Inc.*                                        1,325          37,670
    SuccessFactors, Inc.*                              1,988          15,168
    Sybase, Inc.*                                      5,660         171,441
    Symvx Technologies, Inc.*                          2,355          10,480
    Synchronoss Technologies, Inc.*                    1,229          15,068
    Take-Two Interactive Software, Inc.                5,721          47,770
    Taleo Corp. - Class A*                             1,561          18,451
    TeleCommunication Systems, Inc. - Class A*         2,852          26,153
    The Ultimate Software Group, Inc.*                 2,037          35,159
    THQ, Inc.*                                         4,603          13,993
    TIBCO Software, Inc.*                             12,484          73,281
    TiVo, Inc.*                                        7,350          51,744
    Tyler Technologies, Inc.*                          2,069          30,269


                                                      SHARES        VALUE
                                                      ------     -----------
    Unica Corp.*                                         840     $     4,057
    Vasco Data Security International, Inc.*           3,065          17,685
    Wind River Systems, Inc.*                          5,681          36,358
                                                                 -----------
                                                                   2,251,096
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY                                     8,298,142
                                                                 -----------
  MATERIALS -- 3.6%
    CHEMICALS -- 1.6%
    A. Schulman, Inc.                                  2,298          31,138
    American Vanguard Corp.                            1,064          13,726
    Arch Chemicals, Inc.                               1,848          35,038
    Balchem Corp.                                      1,387          34,855
    Calgon Carbon Corp.*                               4,021          56,978
    Ferro Corp.                                        3,162           4,522
    Flotek Industries, Inc.*                           2,820           4,427
    Gentek, Inc.*                                        652          11,403
    H.B. Fuller Co.                                    3,409          44,317
    ICO, Inc.*                                         3,515           7,241
    Innophos Holdings, Inc.                              715           8,065
    Innospec, Inc.                                     2,112           7,962
    Koppers Holdings, Inc.                             1,774          25,758
    Landec Corp.*                                      1,667           9,285
    LSB Industries, Inc.*                              1,471          14,548
    Minerals Technologies, Inc.                        1,375          44,069
    NewMarket Corp.                                      986          43,680
    NL Industries, Inc.                                  842           8,420
    Olin Corp.                                         5,255          74,989
    OM Group, Inc.*                                    2,116          40,881
    Penford Corp.                                      1,010           3,666
    PolyOne Corp.*                                     7,679          17,739
    Quaker Chemical Corp.                                732           5,812
    Rockwood Holdings, Inc.*                           3,502          27,806
    Sensient Technologies Corp.                        3,122          73,367
    ShengdaTech, Inc.*                                 1,854           5,747
    Solutia, Inc.*                                     6,605          12,351
    Spartech Corp.                                     3,028           7,449
    Stepan Co.                                           389          10,620
    W.R. Grace & Co.*                                  4,655          29,420
    Westlake Chemical Corp.                            1,558          22,794
    Zep, Inc.                                          1,064          10,885
    Zoltek Cos., Inc.*                                 1,577          10,739
                                                                 -----------
                                                                     759,697
                                                                 -----------
    CONSTRUCTION MATERIALS -- 0.2%
    Headwaters, Inc.*                                  3,605          11,320
    Texas Industries, Inc.                             1,800          45,000
    United States Lime & Minerals, Inc.*                 196           5,362
    US Concrete, Inc.*                                 3,565           7,130
                                                                 -----------
                                                                      68,812
                                                                 -----------
    CONTAINERS & PACKAGING -- 0.4%
    AEP Industries, Inc.*                                667          10,185
    BWAY Holding Co.*                                    931           7,345
    Myers Industries, Inc.                             1,932          11,862
    Rock-Tenn Co. - Class A                            2,792          75,524
    Silgan Holdings, Inc.                              1,750          91,945
                                                                 -----------
                                                                     196,861
                                                                 -----------
    METALS & MINING -- 1.1%
    A.M. Castle & Co.                                  1,470          13,113
    Allied Nevada Gold Corp.*                          3,143          18,387
    AMCOL International Corp.                          1,990          29,532

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------
    Brush Engineered Materials, Inc.*                  1,752     $    24,300
    Compass Minerals International, Inc.               2,309         130,158
    General Steel Holdings, Inc.*                        745           1,959
    Haynes International, Inc.*                          954          17,000
    Hecla Mining Co.*                                 12,938          25,876
    Horsehead Holding Corp.*                           2,838          15,609
    Kaiser Aluminum Corp.                              1,361          31,466
    Olympic Steel, Inc.                                  625           9,481
    Royal Gold, Inc.                                   2,174         101,656
    RTI International Metals, Inc.*                    1,952          22,839
    Stillwater Mining Co.*                             3,124          11,559
    Universal Stainless & Alloy*                         876           8,471
    Worthington Industries, Inc.                       4,579          39,883
                                                                 -----------
                                                                     501,289
                                                                 -----------
    PAPER & FOREST PRODUCTS -- 0.3%
    Buckeye Technologies, Inc.*                        3,498           7,451
    Clearwater Paper Corp.*                            1,357          10,897
    Deltic Timber Corp.                                  835          32,907
    Glatfelter                                         3,523          21,984
    Louisiana-Pacific Corp.                            9,236          20,596
    Mercer International, Inc.*                        6,261           4,132
    Neenah Paper, Inc.                                 1,421           5,158
    Schweitzer-Mauduit International, Inc.             1,314          24,257
    Wausau Paper Corp.                                 3,701          19,467
                                                                 -----------
                                                                     146,849
                                                                 -----------
  TOTAL MATERIALS                                                  1,673,508
                                                                 -----------
  TELECOMMUNICATION SERVICES -- 1.2%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
    Alaska Communications Systems Group, Inc.          2,754          18,452
    Atlantic Tele-Network, Inc.                          760          14,577
    Cbeyond, Inc.*                                     2,019          38,018
    Cincinnati Bell, Inc.*                            16,340          37,582
    Cogent Communications Group, Inc.*                 2,903          20,902
    Consolidated Communications Holdings, Inc.         1,809          18,560
    Fairpoint Communications, Inc.                     8,131           6,342
    General Communication, Inc. - Class A*             3,892          25,998
    Global Crossing, Ltd.*                             2,040          14,280
    Invitel Holdings A/S - ADR*                          361           1,354
    Iowa Telecommunications Services, Inc.             2,847          32,627
    NTELOS Holdings Corp.                              1,895          34,375
    Premiere Global Services, Inc.*                    4,138          36,497
    Shenandoah Telecommunication Co.                   1,976          45,053
    TW Telecom, Inc.*                                 10,542          92,242
                                                                 -----------
                                                                     436,859
                                                                 -----------
    WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
    Centennial Communications Corp.*                   4,845          40,020
    iPCS, Inc.*                                        1,335          12,963
    Syniverse Holdings, Inc.*                          3,890          61,306


                                                      SHARES        VALUE
                                                      ------     -----------
    USA Mobility, Inc.                                 1,988     $    18,310
                                                                 -----------
                                                                     132,599
                                                                 -----------
  TOTAL TELECOMMUNICATION SERVICES                                   569,458
                                                                 -----------
  UTILITIES -- 4.4%
    ELECTRIC UTILITIES -- 1.8%
    ALLETE, Inc.                                       1,806          48,202
    Central Vermont Public Service Corp.                 874          15,120
    Cleco Corp.                                        4,015          87,085
    El Paso Electric Co.*                              3,170          44,665
    IDACORP, Inc.                                      3,732          87,180
    ITC Holdings Corp.                                 3,422         149,268
    MGE Energy, Inc.                                   1,789          56,121
    Portland General Electric Co.                      4,127          72,594
    The Empire District Electric Co.                   2,826          40,808
    UIL Holdings Corp.                                 2,076          46,336
    UniSource Energy Corp.                             2,315          65,260
    Westar Energy, Inc.                                6,812         119,414
                                                                 -----------
                                                                     832,053
                                                                 -----------
    GAS UTILITIES -- 1.6%
    Chesapeake Utilities Corp.                           507          15,453
    New Jersey Resources Corp.                         2,947         100,139
    Nicor, Inc.                                        3,159         104,974
    Northwest Natural Gas Co.                          1,738          75,464
    Piedmont Natural Gas Co.                           5,094         131,884
    South Jersey Industries, Inc.                      2,351          82,285
    Southwest Gas Corp.                                2,858          60,218
    The Laclede Group, Inc.                            1,538          59,951
    WGL Holdings, Inc.                                 3,400         111,520
                                                                 -----------
                                                                     741,888
                                                                 -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
    Ormat Technologies, Inc.                           1,506          41,355
                                                                 -----------
    MULTI-UTILITIES -- 0.5%
    Avista Corp.                                       3,438          47,376
    Black Hills Corp.                                  2,618          46,836
    CH Energy Group, Inc.                              1,005          47,135
    NorthWestern Corp.                                 2,259          48,523
    PNM Resources, Inc.                                5,817          48,048
                                                                 -----------
                                                                     237,918
                                                                 -----------
    WATER UTILITIES -- 0.4%
    American States Water Co.                          1,497          54,371
    Cadiz, Inc.*                                         906           7,230
    California Water Service Group                     1,524          63,795
    Connecticut Water Service, Inc.                      283           5,739
    Consolidated Water Co., Inc.                       1,087          11,794
    Middlesex Water Co.                                  991          14,270
    SJW Corp.                                          1,038          26,396
    Southwest Water Co.                                2,270           9,761
                                                                 -----------
                                                                     193,356
                                                                 -----------
  TOTAL UTILITIES                                                  2,046,570
                                                                 -----------

  TOTAL COMMON STOCK
    (Cost $49,997,594)                                            45,284,386
                                                                 -----------

EXCHANGE-TRADED FUNDS -- 1.8%
    iShares Russell 2000 Index Fund
      (Cost $850,108)                                 20,000         838,800

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Small-Cap Strategy Fund
-----------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                      ------     -----------

CALL WARRANTS -- 0.0%
    Greenhunter Energy, Inc. Expires 09/15/11
      (Cost $0)                                           48     $        --
                                                                 -----------

SHORT TERM INVESTMENTS -- 0.0%
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series
        (Cost $5,028)                                  5,028           5,028
                                                                 -----------

TOTAL INVESTMENTS -- 99.5%
(Cost $50,852,730)+                                              $46,128,214
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%                        213,271
                                                                 -----------
NET ASSETS -- 100.0%                                             $46,341,485
                                                                 ===========

*    Non-income producing security.
+ The cost for Federal income tax purposes is $51,925,754. At March 31, 2009, net unrealized depreciation was $5,797,540. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,644,153, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $7,441,693.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $46,128,214                $  --
-----------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                     --                   --
-----------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                         --                   --
-----------------------------------------------------------------------------------------------
TOTAL                                                    $46,128,214                $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------

COMMON STOCK -- 94.4%
  ARGENTINA -- 0.1%
    Banco Macro SA - ADR                               4,200    $     42,672
    BBVA Banco Frances SA - ADR                        4,500          11,430
    Cresud SA - ADR                                   13,700          99,462
    Grupo Financiero Galicia SA - ADR*                16,400          29,356
    IRSA Inversiones y Representaciones
      SA - GDR*                                        3,700          14,578
    MercadoLibre, Inc.*                                4,800          89,040
    Petrobras Energia Participaciones
      SA - ADR                                        15,650          89,048
    Telecom Argentina SA - ADR*                        5,150          39,913
    Transportadora de Gas del Sur SA - ADR            16,900          33,969
                                                                ------------
  TOTAL ARGENTINA                                                    449,468
                                                                ------------
  AUSTRALIA -- 4.3%
    ABB Grain, Ltd.                                    6,080          25,339
    AGL Energy, Ltd.                                  16,239         168,461
    Amcor, Ltd.                                       69,307         214,357
    Amcor, Ltd. - ADR                                  4,091          50,524
    Australia & New Zealand Banking
      Group, Ltd.                                    103,299       1,128,783
    Australian Stock Exchange, Ltd.                    2,236          45,634
    Australian Worldwide Exploration, Ltd.*           17,440          29,614
    Bank of Queensland, Ltd.                           4,563          26,806
    Bendigo and Adelaide Bank, Ltd.                    9,650          54,859
    BHP Billiton, Ltd.                               191,430       4,230,844
    BlueScope Steel, Ltd.                              6,783          12,168
    Boral, Ltd.                                       13,495          33,937
    Brickworks, Ltd.                                   7,102          48,647
    Caltex Australia, Ltd.                            33,348         207,190
    Coca-Cola Amatil, Ltd.                            16,723         100,779
    Cochlear, Ltd.                                     5,815         202,780
    Commonwealth Bank of Australia                    17,219         413,370
    Computershare, Ltd.                               17,982         109,644
    Crown, Ltd.                                       18,832          83,596
    CSL, Ltd.                                          8,369         189,111
    CSR, Ltd.                                          2,431           2,033
    Dominion Mining, Ltd.                              5,163          20,231
    Downer EDI, Ltd.                                  25,148          77,740
    Fairfax Media, Ltd.                               65,011          46,006
    Foster's Group, Ltd.                               9,381          32,992
    Goodman Fielder, Ltd.                             76,819          55,670
    Harvey Norman Holdings, Ltd.                      16,589          29,623
    Insurance Australia Group, Ltd.                   79,523         193,138
    Lend Lease Corp., Ltd.                            12,000          54,497
    Lion Nathan, Ltd.                                 38,680         216,723
    Macquarie Airports                                93,935         118,584
    Macquarie Group, Ltd.                              9,306         175,233
    Metcash, Ltd.                                    203,171         572,199
    National Australia Bank, Ltd.                      3,908          54,553
    Newcrest Mining, Ltd.                              6,204         142,813


                                                     SHARES        VALUE
                                                   ---------    ------------
    Octaviar, Ltd.*                                   28,635    $         --
    Origin Energy, Ltd.                               13,948         143,499
    Qantas Airways, Ltd.                              72,837          88,009
    QBE Insurance Group, Ltd.                         25,856         346,859
    Rio Tinto, Ltd.                                   31,021       1,232,015
    Santos, Ltd.                                      45,183         531,802
    Seven Network, Ltd.                                5,495          22,439
    Sims Group, Ltd.                                   4,784          56,822
    St. George Bank, Ltd.*                               266          18,524
    Suncorp-Metway, Ltd.                              59,656         249,150
    Tattersalls, Ltd.                                 72,521         139,582
    Telstra Corp., Ltd.                               32,928          73,504
    Washington H Soul Pattinson And Co., Ltd.          5,543          38,543
    Wesfarmers, Ltd.                                  12,084         158,567
    Westpac BankingCorp., Ltd.                        38,066         502,663
    Woodside Petroleum, Ltd.                          17,523         466,746
    Woolworths, Ltd.                                  13,510         234,488
                                                                ------------
  TOTAL AUSTRALIA                                                 13,471,690
                                                                ------------
  AUSTRIA -- 0.2%
    Erste Bank der oesterreichischen
      Sparkassen AG                                    2,531          42,869
    Oesterreichische Elektrizitaetswirtschafts
      AG - Class A                                     1,147          43,569
    OMV AG                                            13,832         462,736
    Telekom Austria AG                                 6,867         103,994
    Voestalpine AG                                     1,334          17,437
                                                                ------------
  TOTAL AUSTRIA                                                      670,605
                                                                ------------
  BELGIUM -- 1.0%
    Agfa Gevaert NV*                                  17,702          29,823
    Anheuser-Busch InBev NV                           14,765         406,558
    Compagnie Immobiliere de Belgique SA                 379           5,679
    Delhaize Group                                    12,455         808,256
    Delhaize Group - ADR                               2,400         155,520
    Dexia                                             12,241          42,202
    Intervest Offices                                    782          21,078
    Mobistar SA                                       10,620         670,571
    Nationale A Portefeuille                             731          33,932
    Nyrstar                                            9,417          36,981
    Punch International NV*                              266           3,700
    Retail Estates                                       430          17,184
    Solvay SA                                          5,608         393,297
    Tessenderlo Chemie NV                              3,723         113,293
    UCB SA                                            17,532         516,491
                                                                ------------
  TOTAL BELGIUM                                                    3,254,565
                                                                ------------
  BERMUDA -- 0.3%
    Credicorp, Ltd.                                    4,659         218,228
    Frontline, Ltd.                                    4,900          87,102
    Lancashire Holdings, Ltd.*                        35,770         245,739
    Seadrill, Ltd.                                    23,450         226,678
                                                                ------------
  TOTAL BERMUDA                                                      777,747
                                                                ------------
  BOTSWANA -- 0.1%
    Barclays Bank of Botswana, Ltd.                   89,600          62,639
    Botswana Insurance Holdings, Ltd.                 23,800          24,576

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    First National Bank of Botswana                  274,700    $     69,010
    Letshego                                          19,400          25,192
    Sechaba Breweries, Ltd.                           43,703          81,277
    Standard Chartered Bank of Botswana               27,700          64,008
                                                                ------------
  TOTAL BOTSWANA                                                     326,702
                                                                ------------
  BRAZIL -- 1.5%
    All America Latina Logistica SA                    4,600          19,532
    B2W Companhia Global do Varejo                     1,500          13,786
    Banco do Brazil SA                                50,805         375,165
    BM&FBOVESPA SA                                    18,707          56,853
    Bradespar SA                                      15,500         151,609
    Centrais Eletricas Brasileiras
      SA - ELETROBRAS                                  4,200          46,712
    Cia Brasileira de Distribuicao Grupo
      Pao de Acucar - ADR                              4,739         128,332
    Cia De Bebidas Americas                            1,200          47,053
    Cia De Concessoes Rodoviarias                      2,100          19,164
    Cia De Transmissao De Energia
      Eletrica Paulista                                7,500         155,997
    Cia Energetica De Minas Gerais                     1,428          15,771
    Cia Siderurgica Nacional SA                        4,000          59,558
    Companhia De Bebidas Das Americas - ADR            7,269         347,095
    Companhia Vale do Rio Doce - ADR                  32,697         434,870
    Confab Industrial SA                              59,500         103,367
    Cosan SA Industria e Comercio*                     4,200          17,508
    CPFL Energia SA                                    1,500          20,369
    Cyrela Brazil Realty SA                            7,700          30,571
    EDP Energias do Brasil SA                          1,500          15,726
    EDP Renovaveis SA*                                 9,340          76,288
    Eletropaulo Metropolitana Eletricidade
      de Sao Paulo SA                                 10,823         152,705
    Empresa Brasileira de Aeronautica SA              15,200          50,650
    Fertilizantes Fosfatados SA                        4,400          25,379
    Gafisa SA*                                         3,400          17,134
    Global Village Telecom Holding SA*                 2,500          28,150
    Itau Unibanco Banco Multiplo SA - ADR             16,664         181,302
    LLX Logistica SA*                                  2,000           1,371
    Localiza Rent A Car SA                             2,700           9,660
    Lojas Renner SA                                    4,200          25,999
    Lupatech SA*                                       1,200          12,617
    Marfrig Frigorificose e Comercio
      de Alimentos SA*                                 5,000          16,122
    Mmx Mineracao E Metalicos SA*                      2,000           2,880
    MRV Engenharia e Participacoes SA*                 2,200          13,088
    Natura Cosmeticos SA                               4,800          47,033
    Perdigao SA                                        3,600          45,020


                                                     SHARES        VALUE
                                                   ---------    ------------
    Petroleo Brasileiro SA sponsored ADR              36,017    $  1,097,438
    Redecard SA                                       31,727         384,458
    Rossi Residencial SA*                              4,600           7,416
    Souza Cruz SA                                      1,100          21,035
    Tele Norte Leste Participacoes SA                  4,100          67,304
    Telecomunicacoes de Sao Paulo SA                   1,000          16,545
    Tim Participacoes SA*                              5,300          13,663
    Totvs SA                                           1,000          17,666
    Tractebel Energia SA                               2,700          19,915
    Usinas Siderurgicas de Minas Gerais SA             1,125          12,900
    Vivo Participacoes SA                             13,090         170,824
    Weg SA                                             8,800          43,625
                                                                ------------
  TOTAL BRAZIL                                                     4,637,225
                                                                ------------
  BULGARIA -- 0.1%
    Albena AD                                          1,830          18,534
    Bulgarian American Credit Bank JSCO                2,600          14,929
    Central Cooperative Bank AD*                      20,482          12,257
    Chimimport AD*                                    10,600          11,859
    Doverie Holding AD*                               11,040          29,922
    Olovno Tzinkov Komplex AD*                           900           5,502
    Petrol AD*                                        37,250         201,569
    Sopharma AD                                       14,000          17,083
                                                                ------------
  TOTAL BULGARIA                                                     311,655
                                                                ------------
  CANADA -- 1.8%
    Alimentation Couche Tard, Inc. -
      Series B                                         3,400          35,650
    Bank of Montreal                                  19,387         507,279
    Bank of Nova Scotia                                2,400          59,143
    Barrick Gold Corp.                                 4,000         129,473
    Bird Construction Income Fund                        224           3,976
    Canadian Pacific Railway, Ltd.                       600          17,855
    Canadian Tire Corp., Ltd. Class A                  1,700          59,058
    CGI Group, Inc. - Class A*                        52,600         424,705
    Computer Modelling Group, Ltd.                     3,400          24,944
    Empire Co., Ltd. - Class A                         1,800          75,666
    EnCana Corp.                                       6,451         264,016
    Fairfax Financial Holdings, Ltd.                     700         180,996
    First Quantum Minerals, Ltd.                       1,200          33,788
    Genivar Income Fund                                3,700          65,296
    George Weston, Ltd.                                1,900          88,158
    Goldcorp, Inc.                                     7,200         242,360
    Home Capital Group Inc                             1,200          23,785
    Laurentian Bank of Canada                          1,500          31,647
    Loblaw Cos., Ltd.                                  2,900          72,109
    Manitoba Telecom Services, Inc.                    1,400          35,477
    Manulife Financial Corp.                          24,000         270,305
    Metro, Inc. - Class A                              4,300         129,259
    National Bank of Canada                              900          28,739
    Onex Corp.                                         3,800          46,656

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---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Petro-Canada                                      11,616    $    312,051
    Power Corp. of Canada                              1,400          21,819
    Power Financial Corp.                              1,421          23,195
    Research in Motion, Ltd.*                            959          41,304
    Rona, Inc.*                                        5,600          52,722
    Royal Bank of Canada                               4,900         142,943
    Sino-Forest Corp.*                                10,500          73,204
    Sun Life Financial, Inc.                           4,000          72,462
    Talisman Energy, Inc.                             57,956         613,668
    The Data Group Income Fund                         2,300           4,834
    The Toronto-Dominion Bank                         25,700         885,884
    Thompson Creek Metals Co., Inc.*                  10,300          40,602
    Thomson Reuters Corp.                              7,047         181,094
    TransCanada Corp.                                 16,052         379,784
    Vicwest Income Fund                                3,200          20,305
    Viterra, Inc.*                                     9,000          62,675
                                                                ------------
  TOTAL CANADA                                                     5,778,886
                                                                ------------
  CAYMAN ISLANDS -- 0.0%
    Tingyi Cayman Islands Holding Corp.               30,000          34,722
                                                                ------------
  TOTAL CAYMAN ISLANDS                                                34,722
                                                                ------------
  CHILE -- 0.8%
    AES Gener SA                                     130,000          47,285
    AFP Provida SA                                    31,000          37,763
    Almendral SA                                     371,854          30,113
    Antarchile SA                                      6,794          78,099
    Banco de Chile                                 1,022,113          60,676
    Banco de Credito e Inversiones                     2,327          42,324
    Banco Santander Chile SA                         876,218          29,014
    Banco Santander Chile SA - ADR*                    6,360         218,466
    Banmedica SA                                       1,266             945
    Cia Cervecerias Unidas SA                          1,000          28,100
    Cia Cervecerias Unidas SA - ADR                   19,378         108,884
    Cia General de Electricidad                       17,400          85,082
    Colbun SA*                                       349,247          65,919
    Embotelladora Andina SA                           17,190          36,866
    Empresa Nacional de Electricidad SA              100,176         124,436
    Empresa Nacional de Telecomunicaciones SA         18,667         216,183
    Empresas CMPC SA                                   4,750          98,610
    Empresas Copec SA                                 18,346         166,825
    Enersis SA                                       294,355          89,390
    Enersis SA - ADR                                  18,433         278,338
    Enersur SA                                        12,100          49,757
    Grupo Security SA                                113,300          21,383
    Lan Airlines SA                                    4,526          37,933
    Masisa SA                                        125,000          10,723
    Parque Arauco SA                                  95,300          51,505
    Quinenco SA                                       15,702          25,593
    S.A.C.I. Falabella*                               53,188         165,354
    Salfacorp SA                                         517             390
    Sigdo Koppers SA                                  60,400          44,249
    Sociedad de Inversiones Pampa
      Calichera SA - Class A                          60,000          54,560
    Sociedad Matriz Banco de Chile -
      Class B                                        516,983          40,802


                                                     SHARES        VALUE
                                                   ---------    ------------
    Sociedad Quimica y Minera de Chile
      SA - Class B                                     3,000    $     79,523
    Sonda SA                                          22,877          26,886
    Vina Concha y Toro SA                              2,436           4,137
    Vina Concha y Toro SA - ADR                        1,100          36,520
                                                                ------------
  TOTAL CHILE                                                      2,492,633
                                                                ------------
  CHINA -- 1.8%
    Air China, Ltd. - Class H                         46,000          14,871
    Alibaba.Com, Ltd.*                                19,000          17,428
    Angang Steel Co., Ltd. - Class H                  60,000          60,747
    Anhui Conch Cement Co., Ltd. - Class H*           36,000         198,860
    Baidu.com - ADR*                                     300          52,980
    Bank of China, Ltd. - Class H                  1,764,000         584,829
    Bank of Communications Co., Ltd. -
      Class H                                         48,000          33,305
    Bengang Steel Pirates Co. - Class B               71,400          30,045
    China Citic Bank - Series H                       84,000          31,794
    China Coal Energy Co. - Series H                  45,000          33,212
    China Communications Construction Co.,
      Ltd. - Class H                                 109,000         119,614
    China Construction Bank Corp.                    855,718         485,773
    China Eastern Airlines Corp, Ltd.*                74,000          11,382
    China Huiyuan Juice Group, Ltd.                   29,000          18,480
    China International Marine Containers Co.,
      Ltd. - Class B                                  39,000          24,658
    China Medical Technologies, Inc. - ADR             1,000          13,770
    China Merchants Bank Co., Ltd. - Class H          22,500          39,203
    China Merchants Property Development Co.,
      Ltd. - Class B                                      50              74
    China Oilfield Services, Ltd. - Series H          30,000          23,776
    China Railway Construction Corp., Ltd. -
      Class H*                                        26,900          35,029
    China Railway Group, Ltd. - Class H*              44,000          25,658
    China Shenhua Energy Co., Ltd. - Class H*         28,500          64,304
    China Shipping Development Co., Ltd.              26,000          24,653
    China Southern Airlines Co., Ltd.*                81,000          15,849
    China Telecom Corp., Ltd.                      2,230,000         921,112
    China Yurun Food Group, Ltd.                      31,000          39,601
    Ctrip.com International, Ltd. - ADR                1,400          38,360
    Datang International Power Generation Co.,
      Ltd. - Class H                                  48,000          21,066

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---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Dazhong Transportation Group Co., Ltd. -
      Class B*                                        75,600    $     43,470
    Focus Media Holding, Ltd. - ADR*                   3,300          22,440
    Golden Eagle Retail Group, Ltd.                   47,000          30,910
    Harbin Power Equipment Co., Ltd. -
      Class H                                         24,000          15,641
    Huaneng Power International, Inc. - Class H*     304,000         203,645
    Industrial & Commerical Bank of China -
      Class H                                        856,104         444,936
    Inner Mongolia Yitai Coal Co. - Class B            7,000          33,348
    Maanshan Iron & Steel - Class H                   46,000          16,190
    Netease.com - ADR*                                 9,904         265,922
    Parkson Retail Group, Ltd.                        35,000          35,505
    PICC Property & Casualty Co., Ltd. -
      Class H*                                       284,000         154,583
    Ping An Insurance Group Co. of China,
      Ltd. - Class H                                  61,968         368,888
    Renhe Commercial Holdings Co., Ltd.*             600,000         134,699
    Semiconductor Manufacturing International
      Corp.*                                         386,000          14,794
    Shandong Weigao Group Medical Polymer Co.,
      Ltd. - Class H                                  28,000          49,840
    Shanghai Electric Group Co., Ltd. - Class H       90,000          25,923
    Shanghai Lujiazui Finance & Trade Zone
      Development Co., Ltd. - Class B                 24,600
                                                                      32,718
    Shanghai Zhenhua Port Machinery Co. -
      Class B                                         48,000          44,769
    Sina Corp./China*                                  1,000          23,250
    Sinopec Shanghai Petrochemical Co.,
      Ltd. - Class H                                  54,000          13,295
    Suntech Power Holdings Co.,
      Ltd. - ADR*                                      1,900          22,211
    Tencent Holdings, Ltd.                            57,939         428,725
    Want Want China Holdings, Ltd.                   160,000          74,250
    Yangzijiang Shipbuilding Holdings, Ltd.           56,000          14,755
    Yantai Changyu Pioneer Wine Co. - Class B          7,000          25,496
    Yanzhou Coal Mining Co., Ltd. - Class H           22,000          15,750
    Zhejiang Expressway Co., Ltd. - Class H          112,000          81,619
    Zijin Mining Group Co., Ltd. - Class H           206,000         146,663
    ZTE Corp. - Class H                                2,000           8,152
                                                                ------------
  TOTAL CHINA                                                      5,772,820
                                                                ------------
  COLOMBIA -- 0.2%
    Almacenes Exito SA                                 6,300          26,047
    Banco de Bogota SA                                 3,110          28,166
    BanColumbia SA - ADR                               9,834         191,468
    Cementos Argos SA                                  7,800          19,595


                                                     SHARES        VALUE
                                                   ---------    ------------
    Ecopetrol SA                                      79,500    $     66,678
    Empresa de Telecomunicaciones de Bogota          116,000          30,832
    Grupo Aval Acciones Y Valores                    158,000          28,432
    Grupo Nacional de Chocolates SA                    9,000          53,158
    Interconexion Electrica SA                        14,278          41,323
    Inversiones Argos SA                               9,000          32,958
    Promigas SA                                        2,000          29,154
    Suramericana de Inversiones SA                     3,800          23,312
                                                                ------------
  TOTAL COLOMBIA                                                     571,123
                                                                ------------
  CROATIA -- 0.1%
    Atlantska Plovidba DD                                658          75,865
    Dalekovod DD                                         340          19,827
    Ericsson Nikola Tesla                                200          40,577
    Hrvatske Telekomunikacije DD                       2,950         114,736
    Institut Gradevinarstva Hrvatske DD                   20          10,098
    Koncar-Elektroindustrija DD*                         920          38,392
    Podravka DD*                                       1,000          32,533
    Privredna Banka Zagreb DD*                           830          51,581
    Tankerska Plovidba DD                                 40          10,157
    VIRO Tvornica Secera                                 370          15,261
                                                                ------------
  TOTAL CROATIA                                                      409,027
                                                                ------------
  CZECH REPUBLIC -- 0.7%
    CEZ AS                                            23,218         830,381
    Komercni Banka AS                                  8,964         902,856
    Philip Morris CR AS                                  170          47,314
    Telefonica 02 Czech Republic AS                   15,873         315,721
    Unipetrol AS                                      22,200         126,177
                                                                ------------
  TOTAL CZECH REPUBLIC                                             2,222,449
                                                                ------------
  DENMARK -- 0.5%
    A P Moller-Maersk A/S - Class A                       37         160,726
    Alk-Abello A/S                                       377          19,711
    AP Moller - Maersk A/S - Class B                      90         395,485
    Carlsberg A/S - Class B                            1,527          62,704
    Danisco A/S                                        6,388         191,421
    Danske Bank A/S*                                  18,060         152,114
    Novo Nordisk A/S - Class B                        11,012         527,980
    Sydbank A/S*                                       1,644          20,970
                                                                ------------
  TOTAL DENMARK                                                    1,531,111
                                                                ------------
  EGYPT -- 0.3%
    Alexandria Mineral Oils Co.                        4,000          29,412
    Arab Cotton Ginning                               32,000          23,988
    Commercial International Bank                     18,150         103,495
    Eastern Tobacco Co.                                1,300          33,526
    Egypt Kuwait Holding Co.                          30,249          33,097
    Egyptian Co. for Mobile Services                   1,400          36,700
    Egyptian Financial & Industrial Co.*               9,064          34,668
    Egyptian for Tourism Resorts                      60,000          15,667

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---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Egyptian International Pharmaceutical
      Industrial Co.                                   7,900    $     34,257
    El Ezz Aldekhela Steel - Alexandria                  350          40,618
    El Ezz Steel Co.                                  15,000          19,314
    El Sewedy Cables Holding Co.*                      3,630          32,905
    El Watany Bank of Egypt*                           5,466          34,933
    Misr Beni Suef Cement Co.                          2,350          22,215
    Misr Cement Co.                                    2,600          35,822
    National Societe General Bank                      4,950          15,842
    Olympic Group Financial Investments                7,000          22,226
    Orascom Construction Industries                    6,330         151,421
    Orascom Telecom Holding SAE                       10,250          47,082
    Oriental Weavers                                   4,647          22,019
    Sidi Kerir Petrochemcials Co.                     23,000          39,272
    Six of October Development &
      Investment*                                      1,340           8,424
    South Valley Cement*                              27,089          26,488
    Talaat Moustafa Group*                            23,500          15,767
    Telecom Egypt                                     30,200          79,483
                                                                ------------
  TOTAL EGYPT                                                        958,641
                                                                ------------
  ESTONIA -- 0.1%
    AS Eesti Ehitus                                   12,000           9,751
    AS Merko Ehitus*                                  14,700          39,566
    AS Tallinna Vesi                                   2,900          34,637
    Baltika AS*                                       29,700          21,373
    Eesti Telekom                                     18,850         116,569
    Merko Ehitus*                                     14,700           3,301
    Olympic Entertainment Group AS                    31,330          18,314
    Tallink Group, Ltd.*                             323,120         133,346
    Tallinna Kaubamaja AS                             14,100          35,016
                                                                ------------
  TOTAL ESTONIA                                                      411,873
                                                                ------------
  FINLAND -- 0.8%
    Elisa Oyj - Class A                               11,822         172,324
    KCI Konecranes Oyj                                 1,772          29,601
    Kesko Oyj - Class B                               18,773         389,467
    Kone Oyj - Class B                                   847          17,546
    Neste Oil Oyj                                      7,575         100,686
    Nokia Oyj                                        109,767       1,283,774
    OKO Bank PLC - Class A                             4,100          24,104
    Orion Oyj - Class B                               19,033         275,427
    Sampo Oyj - Class A                                5,513          81,291
    Stora Enso Oyj - Class R*                         16,348          57,908
    TietoEnator Oyj                                    2,842          29,450
    UPM-Kymmene OYJ                                   23,905         137,966
                                                                ------------
  TOTAL FINLAND                                                    2,599,544
                                                                ------------
  FRANCE -- 5.6%
    Accor SA                                             482          16,775
    Aeroports de Paris                                 2,297         122,292
    Air France KLM                                     3,985          35,433
    Alstom                                             5,828         302,219
    AXA SA                                            31,309         375,785
    BNP Paribas SA                                     8,214         338,882
    Bouygues SA                                        1,282          45,812


                                                     SHARES        VALUE
                                                   ---------    ------------
    Cap Gemini SA                                      2,186    $     70,256
    Carrefour SA                                       2,589         100,997
    Casino Guichard-Perrachon SA                       3,698         240,619
    Christian Dior SA                                  2,278         124,782
    Ciments Francais SA                                  345          25,217
    CNP Assurances                                     1,908         120,331
    Compagnie de Saint-Gobain                         15,554         435,809
    Compagnie Generale de Geophysique SA*              9,799         113,437
    Compagnie Generale des Etablissements
      Michelin - Class B                               1,665          61,712
    Credit Agricole SA                                18,413         203,162
    Eutelsat Communications                            3,355          71,297
    France Telecom SA                                 38,916         887,176
    Gaz de France SA                                  21,751         745,943
    Groupe Danone                                      9,114         443,520
    Groupe Eurotunnel SA*                              5,435          28,854
    Hermes International                                 797          92,723
    L'Air Liquide SA                                   2,451         199,312
    L'Oreal SA                                         1,512         103,943
    Lafarge SA                                         4,346         196,207
    Lagardere SCA                                      3,056          85,755
    Linedata Services                                  1,883          10,969
    LVMH Moet Hennessy Louis Vuitton SA                5,286         331,706
    Nexans SA                                          3,821         144,890
    Pernod-Ricard SA                                   7,884         439,373
    Pinault-Printemps-Redoute SA                       1,140          73,086
    Publicis Groupe                                    9,891         253,558
    Renault SA                                           926          19,041
    Safran SA                                         15,642         145,615
    Sanofi-Aventis SA                                 50,722       2,846,584
    Schneider Electric SA                              4,058         269,884
    SCOR SE                                           21,151         434,646
    Societe BIC SA                                       828          40,685
    Societe Generale                                  18,255         714,080
    Suez Environnement SA*                             1,937          28,483
    Thomson*                                          68,598          62,368
    Total SA                                          91,784       4,538,675
    Valeo SA                                          13,737         200,836
    Vinci SA                                           5,558         206,339
    Vivendi Universal SA                              50,690       1,340,700
                                                                ------------
  TOTAL FRANCE                                                    17,689,768
                                                                ------------
  GERMANY -- 4.9%
    Aareal Bank AG                                    10,667          86,698
    Adidas-Salomon AG                                 20,649         685,327
    Allianz AG                                        11,258         942,325
    AMB Generali Holding AG                              168          12,689
    BASF AG                                           33,267       1,005,372
    Bayer AG                                          27,705       1,323,652
    Bayerische Motoren Werke (BMW) AG                 16,735         482,725
    Commerzbank AG                                     8,084          43,005
    DaimlerChrysler AG - Registered shares             8,327         209,802
    DaimlerChrysler AG - Registered shares
      ADR                                             20,200         515,908
    Demag Cranes AG                                    4,765          82,596
    Deutsche Bank AG - Registered shares
      ADR                                              4,200         170,730

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---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Deutsche Lufthansa AG - Registered shares        168,166    $  1,821,861
    Deutsche Post AG - Registered shares               5,399          58,175
    Deutsche Telekom AG                               36,500         450,775
    Deutsche Telekom AG sponsored ADR                 36,774         455,483
    Dyckerhoff NV                                        656          33,028
    E.On AG                                            8,755         242,813
    Fielmann AG                                          245          15,045
    Fraport AG Frankfurt Airport Services
      Worldwide                                       15,744         505,559
    Fresenius AG                                       3,036         114,936
    Fresenius Medical Care AG                          9,359         363,172
    GEA Group AG                                      13,263         141,179
    Grammer AG                                         2,104           9,179
    HeidelbergCement AG                                  959          31,416
    Henkel AG*                                         3,939          99,366
    Highlight Communications AG                        3,483          19,594
    K+S Group AG                                       1,964          90,792
    Linde AG                                           3,091         209,873
    MAN AG                                             1,768          76,744
    Merck KGaA                                           533          47,094
    MTU Aero Engines Holding AG                        6,537         152,676
    Muenchener Rueckversicherungs-Gesellschaft
      AG                                               4,841         589,471
    Norddeutsche Affinerie AG                          9,146         231,438
    RWE AG                                            10,239         717,044
    Salzgitter AG                                        323          17,977
    SAP AG                                            29,896       1,045,381
    Siemens AG                                        21,416       1,222,634
    Suedzucker AG                                      7,978         153,901
    ThyssenKrupp AG                                   18,577         324,101
    Volkswagen AG                                      2,457         754,513
                                                                ------------
  TOTAL GERMANY                                                   15,556,049
                                                                ------------
  GHANA -- 0.1%
    Aluworks Ghana, Ltd.*                            232,000          90,368
    Cal Bank, Ltd.                                   264,000          56,090
    Ghana Commercial Bank, Ltd.*                     106,696          34,004
    Produce Buying Co., Ltd.*                        162,500          24,168
                                                                ------------
  TOTAL GHANA                                                        204,630
                                                                ------------
  GREECE -- 0.3%
    Hellenic Petroleum SA                             29,237         279,300
    Hellenic Telecommunications Organization SA        2,978          44,639
    Marfin Investment Group SA*                      133,964         485,436
    National Bank of Greece SA - ADR                  44,529         137,150
                                                                ------------
  TOTAL GREECE                                                       946,525
                                                                ------------
  HONG KONG -- 3.4%
    Agile Property Holdings, Ltd.                     260,000        147,432
    Aluminum Corp. of China, Ltd. - Class H           38,000          22,148
    Beijing Capital International Airport
      Co., Ltd.                                       99,684          44,328


                                                     SHARES        VALUE
                                                   ---------    ------------
    Beijing Enterprises Holdings, Ltd. - Class H      63,000    $    262,441
    Brilliance China Automotive Holdings, Ltd.*    2,986,000         188,609
    Cathay Pacific Airways, Ltd.                      43,000          42,655
    Chaoda Modern Agriculture                         36,140          21,539
    Cheung Kong, Ltd.                                 21,000         180,996
    China Agri-Industries Holdings, Ltd.*             51,000          24,278
    China Cosco Holdings Co., Ltd. - Class H          36,000          23,455
    China Green Holdings, Ltd.                        45,000          26,594
    China Life Insurance Co., Ltd. - Class H         197,000         647,935
    China Mengniu Dairy Co., Ltd.                     21,000          29,334
    China Merchants Holdings International
      Co., Ltd.                                       59,470         136,889
    China Mobile, Ltd.                               172,009       1,498,356
    China Overseas Land & Investment, Ltd.            90,320         141,557
    China Petroleum & Chemical Corp. -
      Class H                                        704,000         451,122
    China Pharmaceutical Group, Ltd.                 512,000         204,684
    China Resources Enterprise, Ltd.                  28,000          43,431
    China Resources Land, Ltd.                        28,000          43,350
    China Resources Power Holdings Co.,
      Ltd.                                            16,000          33,600
    China Unicom, Ltd.                                66,652          69,553
    Chinese Estates Holdings, Ltd.                    68,000          82,525
    CLP Holdings, Ltd.                                60,000         412,263
    CNOOC, Ltd.                                      614,531         617,517
    Cosco Pacific, Ltd.                               16,000          15,756
    Dah Chong Hong Holdings, Ltd.                    107,000          16,958
    Denway Motors, Ltd.                               78,000          30,225
    Dongfeng Motor Group Co., Ltd. - Class H          90,000          46,505
    Esprit Holdings, Ltd.                             20,600         105,109
    Foxconn International Holdings, Ltd.*             77,000          32,606
    Global Bio-Chem Tecnology Group, Ltd.            130,000          16,767
    GOME Electrical Appliances Holdings, Ltd.        140,959          20,369
    Guangdong Investment, Ltd.                       108,000          43,541
    Hang Lung Group, Ltd.                             48,000         146,202
    Hang Seng Bank, Ltd.                              28,300         285,605
    Henderson Land Development Co., Ltd.             110,000         419,449
    Hengan International Group Co., Ltd.              52,000         209,171
    Hong Kong & China Gas Co., Ltd.                   63,000          99,308
    Hong Kong Exchanges & Clearing, Ltd.              32,200         303,886
    Hongkong Electric, Ltd.                           26,000         154,463
    Hutchinson Whampoa, Ltd.                         158,400         777,597
    Hutchison Telecommunications International,
      Ltd.                                           165,000          51,615

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Jiangxi Copper Co., Ltd. - Class H                20,000    $     20,833
    Kerry Properties, Ltd.                            17,500          42,179
    Kingboard Chemicals Holdings, Ltd.                45,000          92,520
    Lenovo Group, Ltd.                                88,000          20,210
    Li & Fung, Ltd.                                  126,000         295,383
    MTR Corp.                                          3,500           8,411
    New World Development Co., Ltd.                   63,851          63,738
    Nine Dragons Paper Holdings, Ltd.                 16,000           6,065
    Noble Group, Ltd.                                 27,000          21,134
    Orient Overseas International, Ltd.                2,000           4,974
    Oriental Press Group                             600,000          54,151
    Pacific Basin Shipping, Ltd.                     255,000         116,240
    PetroChina Co., Ltd. - Class H                   907,957         724,362
    Shanghai Industrial Holdings, Ltd.               102,000         283,122
    Shun Tak Holdings, Ltd.                           50,895          15,829
    Sino Land Co., Ltd.                               58,000          58,110
    Sun Hung Kai Properties, Ltd.                     14,000         125,622
    Swire Pacific, Ltd. - Class A                     34,500         230,076
    Wharf Holdings, Ltd.                              59,625         148,456
    Wheelock & Co., Ltd.                             161,000         270,775
    Wumart Stores, Inc. - Class H                     57,000          40,596
                                                                ------------
  TOTAL HONG KONG                                                 10,814,509
                                                                ------------
  HUNGARY -- 0.7%
    Danubius Hotel and Spa PLC*                          550           9,286
    Egis Gyogyszergyar Nyrt PLC                        1,190          58,604
    FHB Mortgage Bank PLC*                             2,400           5,613
    Gedeon Richter Nyrt                                2,900         316,756
    Magyar Telecom Telecommunications PLC            167,960         388,871
    MOL Hungarian Oil and Gas Nyrt                     9,790         439,035
    OTP Bank Nyrt*                                   100,912         850,225
    RABA Automotive Holding PLC*                       8,500          18,780
                                                                ------------
  TOTAL HUNGARY                                                    2,087,170
                                                                ------------
  INDIA -- 0.9%
    Bajaj Auto, Ltd. - Sponsored GDR                   2,000           9,989
    Cipla, Ltd. - GDR                                 71,614         312,237
    GAIL India, Ltd. - GDR                             1,770          50,952
    HDFC Bank, Ltd. - ADR                              2,951         179,804
    ICICI Bank, Ltd. - ADR                             8,700         115,623
    Infosys Technologies, Ltd. - ADR                  21,743         579,016
    ITC, Ltd. RegS GDR*                               84,500         325,325
    Mahindra & Mahindra, Ltd.                          9,227          70,125
    Reliance Energy, Ltd. - GDR                        1,720          57,032
    Reliance Industries, Ltd. 144A GDR
      (London Exchange)                                5,870         351,566
    Reliance Industries, Ltd. 144A GDR
      (New York Exchange)*                             7,251         435,832
    State Bank of India, Ltd. - GDR (London
      Exchange)                                          608          24,937


                                                     SHARES        VALUE
                                                   ---------    ------------
    State Bank of India, Ltd. - GDR (New York
      Exchange)                                        2,100    $     83,034
    State Bank of India, Ltd. - GDR (New York
      Exchange)                                        4,928         207,299
    Tata Motors, Ltd. - ADR                            4,990          24,601
    Wipro, Ltd. - ADR                                  5,680          40,385
                                                                ------------
  TOTAL INDIA                                                      2,867,757
                                                                ------------
  INDONESIA -- 0.7%
    AKR Corporindo Tbk Pt                            376,000          17,638
    Aneka Tambang (Persero) Tbk Pt                   190,000          17,984
    Astra International Tbk Pt                       156,500         193,723
    Bakrie and Brothers Tbk Pt*                    5,603,500          24,265
    Bank Central Asia Tbk Pt                         664,500         178,092
    Bank Danamon Indonesia Tbk Pt                    225,500          61,134
    Bank Mandiri Persero Tbk Pt                      858,500         162,612
    Bank Rakyat Indonesia (Persero) Tbk Pt           734,017         267,542
    Barito Pacific Tbk Pt*                           269,000          12,409
    Bumi Resources Tbk Pt                          1,475,000         104,752
    Gudang Garam Tbk Pt                               94,500          48,480
    Holcim Indonesia Tbk Pt*                         460,000          21,967
    Indah Kiat Pulp & Paper Corp. Tbk Pt*            276,000          21,288
    Indocement Tunggal Prakarsa Tbk Pt                65,000          29,640
    Indofood Sukses Makmur Tbk Pt                    531,000          43,323
    Indosat Tbk Pt                                   299,000         122,622
    International Nickel Indonesia Tbk Pt            150,000          28,948
    Kalbe Farma Tbk Pt                               644,000          34,690
    Lippo Karawaci Tbk Pt*                           501,000          36,516
    Medco Energi Internasional Tbk Pt*               133,000          25,471
    Perusahaan Gas Negara Pt                         559,000         104,347
    Semen Gresik (Persero) Tbk Pt                    365,000         117,706
    Sinar Mas Agro Resources and Technology
      Tbk Pt                                          69,500           9,536
    Tam SA                                           239,289         140,199
    Telekomunikasi Indonesia Tbk Pt                  360,500         235,273
    Unilever Indonesia Tbk Pt                         93,000          64,159
    United Tractors Tbk Pt                           178,000         104,626
                                                                ------------
  TOTAL INDONESIA                                                  2,228,942
                                                                ------------
  IRELAND -- 0.4%
    CRH PLC*                                           6,865         149,308
    CRH PLC (Dublin Exchange)                         28,497         620,167
    CRH PLC - ADR                                     11,400         247,836
    Kerry Group PLC - Class A                          8,516         172,627
                                                                ------------
  TOTAL IRELAND                                                    1,189,938
                                                                ------------
  ISRAEL -- 1.1%
    Africa Israel Investments, Ltd.                      400           3,527
    Alvarion, Ltd.*                                    3,200          10,063
    Arab East Investment Co., Ltd.                    10,828          24,974
    Bezeq Israeli Telecommunication Corp.,
      Ltd.                                           229,634         360,249
    Cellcom Israel, Ltd.                              10,399         221,499

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Check Point Software Technologies, Ltd.*          21,628    $    480,358
    Clal Insurance                                     1,100           7,554
    Delek Automotive Systems, Ltd.                     3,400          21,411
    Delek Group, Ltd.                                    500          42,654
    Discount Investment Corp.                          1,000          10,494
    Elbit Systems, Ltd.                                  700          33,477
    Gazit Globe, Ltd.                                  2,400          10,664
    Harel Insurance Investments, Ltd.*                   550          13,002
    IDB Holding Corp., Ltd.                              950          14,078
    Israel Chemicals, Ltd.                            18,470         149,834
    Israel Corp., Ltd.                                   160          49,563
    Israel Discount Bank, Ltd. - Class A              38,000          28,393
    Koor Industries, Ltd.*                               450           7,011
    Makhteshim-Agan Industries, Ltd.                  20,000          84,251
    Migdal Insurance & Financial Holding,
      Ltd.                                            29,594          24,030
    Mizrahi Tefahot Bank, Ltd.                        31,131         150,406
    Oil Refineries, Ltd.                              55,500          18,068
    Orbotech, Ltd.*                                    1,300           4,927
    Ormat Industries                                   3,500          23,953
    Partner Communications Co., Ltd.                   3,743          56,417
    Property & Building Corp., Ltd.                      500          25,230
    Super-Sol, Ltd.                                    7,500          21,045
    Teva Pharmaceutical Industries,
      Ltd. - ADR                                      32,573       1,467,414
                                                                ------------
  TOTAL ISRAEL                                                     3,364,546
                                                                ------------
  ITALY -- 1.4%
    Atlantia SPA                                       4,627          69,834
    Banca Monte dei Paschi di Siena SPA              103,152         142,627
    Enel SPA                                          68,426         328,122
    ENI SPA                                           60,365       1,168,804
    Fiat SPA                                          19,880         139,209
    Intesa Sanpaolo SPA                              204,283         561,878
    Parmalat SPA                                     387,931         798,663
    Pirelli & Co. SPA                                208,581          48,676
    Snam Rete Gas SPA                                  2,041          10,951
    Telecom Italia SPA                                94,294         121,567
    Telecom Italia SPA - ADR                          17,000         217,430
    Terna SPA                                         27,324          85,057
    UniCredito SPA                                   319,985         526,653
    Unione di Banche Italiane SCPA                     8,321          91,624
                                                                ------------
  TOTAL ITALY                                                      4,311,095
                                                                ------------
  JAPAN -- 15.1%
    Aeon Fantasy Co., Ltd.                             5,200          35,890
    Aioi Insurance Co., Ltd.                          14,000          54,510
    Airport Facilities Co., Ltd.                       5,300          27,512
    Aisin Seiki Co., Ltd.                             11,416         183,187
    Alfresa Holdings Corp.                             1,300          47,638
    Alps Electric Co., Ltd.                           15,946          55,125
    Amada Co., Ltd.                                   44,000         235,084
    Aoyama Trading Co., Ltd.                           2,400          31,685


                                                     SHARES        VALUE
                                                   ---------    ------------
    Arakawa Chemical Industries, Ltd.                  5,200    $     32,993
    Argo Graphics, Inc.                                5,800          57,494
    Asahi Breweries Ltd.                               4,500          53,974
    Asahi Glass Co., Ltd.                             34,000         180,505
    Asahi Kasei Corp.                                 68,000         246,975
    Astellas Pharma, Inc.                             34,500       1,067,641
    Benesse Corp.                                      1,000          36,836
    Brother Industries, Ltd.                          24,099         178,647
    CAC Corp.                                          4,000          22,809
    Canon Sales Co., Inc.                              9,300         131,015
    Canon, Inc.                                       41,833       1,219,508
    Casio Computer Co., Ltd.                           8,000          57,220
    Central Japan Railway Co.                              6          33,833
    Certo Corp.                                        2,300          27,123
    Chubu Electric Power Co., Inc.                     3,300          72,734
    Chubu Steel Plate Co., Ltd.                       14,400          84,818
    Chuetsu Pulp & Paper Co., Ltd.                    33,000          83,394
    Coca-Cola Central Japan Co., Ltd.                  3,300          43,935
    Coca-Cola West Co., Ltd.                           5,600          89,594
    Comsys Holdings Corp.                              3,000          25,349
    Cosmo Oil Co., Ltd.                               23,000          70,016
    Crescendo Investment Corp.                            36          43,245
    CSK Holdings Corp.*                               19,400          48,313
    Dai Nippon Printing Co., Ltd.                     65,000         599,059
    Daicel Chemical Industries, Ltd.                  40,000         144,176
    Daido Steel Co., Ltd.                             25,725          64,082
    Daiichi Jitsugyo Co., Ltd.                        30,000          73,636
    Daikin Industries, Ltd.                              702          19,327
    Dainippon Sumito Pharma Co. Ltd.                  48,000         400,670
    Daisyo Corp.                                       7,800         110,213
    Daito Trust Construction Co., Ltd.                19,900         670,867
    Daiwa House Industry Co., Ltd.                    31,000         251,917
    Denso Corp.                                        2,168          43,827
    DTS Corp.                                          2,700          17,576
    East Japan Railway Co., Ltd.                       2,700         140,762
    Ebara Corp.*                                      33,000          73,194
    Eiken Chemical Co., Ltd.                           4,100          25,778
    Eisai Co., Ltd.                                    1,116          32,849
    Fanuc, Ltd.                                        1,933         132,211
    Fast Retailing Co., Ltd.                             700          80,150
    Fuji Film Holdings Corp.                          15,200         334,573
    Fuji Heavy Industries, Ltd.                       54,000         179,725
    Fuji Soft, Inc.                                    6,800         104,792
    Fuji Television Network, Inc.                        203         228,169
    Fujitsu Business Systems, Ltd.                     1,400          17,240
    Fukuoka Financial Group, Inc.                     65,000         200,125
    Furusato Industries, Ltd.                          3,600          29,373
    Futaba Corp.                                       4,400          69,652
    Gendai Agency, Inc.                                   82          58,878
    Gunze, Ltd.                                        1,000           2,888
    Hakuhodo DY Holdings, Inc.                           770          33,121
    HIitachi Chemical Co., Ltd.                        2,800          33,869
    Hino Motors, Ltd.                                 63,000         138,942
    HIS Co., Ltd.                                      3,700          73,827

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Hisamitsu Pharmaceutical Co., Inc.                 2,200    $     67,971
    Hitachi Construction Machinery Co., Ltd.           3,900          51,489
    Hitachi High-Technologies Corp.                    8,400         119,121
    Hitachi Information Systems, Inc.                  4,700          77,307
    Hitachi Medical Corp.                              7,000          54,552
    Hitachi Software Engineering Co., Ltd.            10,400         129,004
    Hitachi Systems & Systems, Ltd.                    2,600          23,426
    Hitachi, Ltd.                                    489,000       1,337,903
    Hitachi, Ltd. - ADR                               16,182         444,196
    Hokkaido Gas Co., Ltd.                            13,000          33,752
    Hokuhoku Financial Group, Inc.                    52,000          95,440
    Honda Motor Co., Ltd.                             47,600       1,128,120
    Honda Motor Co., Ltd.                             22,640         538,963
    Idemitsu Kosan Co., Ltd.                           3,400         256,846
    Imasen Electric Industrial                         2,900          15,320
    Inabata & Co., Ltd.                                7,400          19,098
    Information Services International -
      Dentsu, Ltd.                                    11,300          59,886
    Isetan Mitsukoshi Holdings, Ltd. -
      Class L                                         16,400         126,916
    Ishikawajima-Harima Heavy Industries
      Co., Ltd.*                                      46,000          52,848
    Isuzu Motors, Ltd.                                60,000          73,694
    ITC Networks Corp.                                     6           8,825
    Itochu Corp.                                      29,690         146,491
    Itochu Enex Co., Ltd.                              4,600          24,347
    Itoham Foods, Inc.                                18,000          52,055
    Japan Hotel & Resort, Inc.                             6           7,039
    Japan Petroleum Exploration Co.                    2,100          85,545
    JBCC Holdings, Inc.                                5,100          29,924
    JFE Holdings, Inc.                                 1,800          39,732
    JMS Co., Ltd.                                     15,000          60,489
    JS Group Corp. (Tostem Inax Holding
      Corp.)                                           4,400          49,763
    Kaken Pharmaceutical Co., Ltd.                     3,000          25,290
    Kamei corp.                                        8,000          35,863
    Kamigumi Co., Ltd.                                 6,000          39,944
    Kaneka Corp.                                      50,000         247,208
    Kanematsu Corp.*                                  51,000          40,908
    Kanmatsu Electronics, Ltd.                         4,000          29,209
    Kanto Auto Works, Ltd.                             7,000          67,608
    Kao Corp.                                         16,000         312,198
    Kasumi Co., Ltd.                                   3,000          11,387
    Kawasaki Kisen Kaisha, Ltd.                       99,000         311,164
    KDDI Corp.                                            36         169,529
    Keihanshin Real Estate Co., Ltd.                  11,000          37,457
    Keisei Electric Railway Co., Ltd.                 50,000         251,784
    Kobe Steel, Ltd.                                  48,000          62,071
    Kokuyo Co., Ltd.                                   4,500          33,204
    Komatsu, Ltd.                                      2,611          28,895
    Konishi Co., Ltd.                                  3,000          22,438


                                                     SHARES        VALUE
                                                   ---------    ------------
    Koyo Seiko Co., Ltd.                              39,400    $    278,459
    Kubota Corp.                                      85,074         471,459
    Kyocera Corp.                                      2,039         136,101
    Kyocera Corp. - ADR                                  600          40,176
    Kyodo Printing Co., Ltd.                          25,000          53,489
    Kyoei Steel, Ltd.                                    800          15,759
    Kyushu Electric Power Co., Inc.                    8,000         179,619
    Leopalace21 Corp.                                 56,300         336,622
    Makita Corp.                                       1,200          26,671
    Marui Co., Ltd.                                   19,800         106,433
    Matsui Securities Co., Ltd.                       29,900         196,317
    Matsushita Electric Industrial Co., Ltd.           6,225          68,717
    Matsushita Electric Works, Ltd.                    6,000          43,921
    Matsuya Foods Co., Ltd.                            4,700          64,411
    Maxvalu Tokai Co., Ltd.                            2,400          26,651
    Mazda Motor Corp.                                130,000         220,380
    Meisei Industrial Co., Ltd.                       34,000          69,611
    Mercian Corp.                                     65,000         111,555
    Mikuni Coca-Cola Bottling Co., Ltd.                2,100          16,440
    Millea Holdings, Inc.                             27,400         674,834
    Mimasu Semiconductor Industry Co., Ltd.           10,200         112,807
    Mistui Mining & Smelting Co., Ltd.*                    2               3
    Mitsuba Corp.*                                     8,000          20,168
    Mitsubishi Chemical Holdings Corp.                22,000          75,925
    Mitsubishi Corp.                                  23,276         308,564
    Mitsubishi Electric Corp.                         55,335         251,474
    Mitsubishi Gas Chemical Co. Ltd.                  20,000          86,526
    Mitsubishi Heavy Industries, Ltd.                114,000         348,950
    Mitsubishi Materials Corp.                        36,000          98,064
    Mitsubishi Tokyo Financial Group, Inc.                20              99
    Mitsui & Co., Ltd.                                40,594         413,543
    Mitsui Chemicals, Inc.                            35,000          85,672
    Mitsui High-Tec, Inc.                              5,200          33,781
    Mitsui Home Co., Ltd.                             10,000          42,243
    Mitsui O.S.K Lines, Ltd.                          52,000         257,345
    Mitsui Sumitomo Insurance Group
      Holdings, Inc.                                   9,000         212,042
    Mitsumi Electric Co., Ltd.                         4,200          61,349
    Mizuho Financial Group, Inc.                     447,800         874,447
    Morinaga Milk Industry Co., Ltd.                   6,000          17,957
    Musashi Seimitsu Industry Co., Ltd.                  700           7,185
    Nagase & Co., Ltd.                                 5,000          38,706
    Namco Bandai Holdings, Inc.                        8,800          88,339
    NEC Electronics Corp.*                             5,600          34,433
    NEC Mobiling, Ltd.                                 4,100          63,735
    Net One Systems Co., Ltd.                             53          70,013
    NGK Insulators, Ltd.                               3,000          46,922
    NGK Spark Plug Co., Ltd.                           5,000          42,562
    Nichiban Co., Ltd.                                10,000          27,574
    Nichirei Corp.                                    31,000         110,848

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Nidec Corp.                                        1,719    $     77,380
    Nihon Unisys, Ltd.                                 3,200          23,006
    Nihon Yamamura Glass Co., Ltd.                    50,000         104,249
    Nintendo Co., Ltd.                                 4,151       1,214,300
    Nippo Corp.                                       24,000         195,751
    Nippon Electric Glass Co., Ltd.                    6,000          42,555
    Nippon Express Co., Ltd.                         150,000         472,714
    Nippon Flour Mills Co., Ltd.                       9,000          36,778
    Nippon Kayaku Co., Ltd.                            4,000          20,288
    Nippon Mining Holdings, Inc.                      37,000         148,306
    Nippon Paper Group, Inc.                           2,200          53,562
    Nippon Sheet Glass Co.                            25,000          62,511
    Nippon Shinyaku Co., Ltd.                          2,000          17,716
    Nippon Shokubai Co., Ltd.                          7,000          44,174
    Nippon Soda Co., Ltd.                             37,000         109,184
    Nippon System Development Co., Ltd.                6,000          38,379
    Nippon Telegraph & Telephone Corp.                64,500       2,461,624
    Nippon Yusen Kabushiki Kaisha                    141,000         544,681
    NIS Group Co., Ltd.*                              27,300           8,132
    Nishimatsu Construction Co., Ltd.                 39,000          31,271
    Nissan Motor Co., Ltd.                           110,500         399,383
    Nisshin Seifun Group, Inc.                        62,000         668,013
    Nisshin Steel Co., Ltd.                            3,000           5,091
    Nisshinbo Industries, Inc.                        27,000         257,348
    Noevir Co., Ltd.                                   3,800          32,604
    Nomura Real Estate Holdings, Inc.                 16,700         254,767
    NSK, Ltd.                                         15,000          58,223
    NTN Corp.                                         26,000          73,787
    NTT DoCoMo, Inc.                                      83         113,082
    Ohashi Technica, Inc.                              5,500          39,440
    Okabe Co., Ltd.                                   10,000          35,065
    Omron Corp.                                        7,100          84,213
    Ono Pharmaceutical Co., Ltd                        3,800         166,777
    Onward Kashiyama Co., Ltd.                         7,000          46,337
    Oriental Land Co., Ltd.                            1,200          76,466
    Osaka Gas Co., Ltd.                              362,000       1,133,183
    Panasonic Corp.                                    8,700          95,961
    Panasonic Electric Works Information
      Systems Co., Ltd.                                4,300          60,367
    Piolax, Inc.                                       1,000          11,996
    Pioneer Corp.*                                    13,700          18,251
    Prima Meat Packers, Ltd.                          64,000          79,951
    QP Corp.                                          21,812         234,948
    Relo Holdings, Inc.                                2,700          19,760
    Resona Holdings, Inc.                              2,900          38,380
    Ricoh Co., Ltd.                                   28,276         341,911
    Rock Field Co., Ltd.                               2,300          28,017
    Rohm Co., Ltd.                                     3,200         159,881
    Ryoden Trading Co., Ltd.                          13,000          55,980
    Ryoyo Electro Corp.                                2,900          24,111
    Sankyo Co., Ltd.                                   3,300         144,221
    Sankyo-Tateyama Holdings, Inc.                   108,000          75,092
    Sanshin Electronics Co., Ltd.                      2,600          16,697


                                                     SHARES        VALUE
                                                   ---------    ------------
    Santen Pharmaceuticals                             4,800    $    133,881
    Sapporo Hokuyo Holdings, Inc.*                    13,000          36,863
    Sato Saji Corp.                                    4,800          26,620
    Seiko Epson Corp.                                 21,200         291,603
    Seino Transportation Co., Ltd.                    23,000         111,245
    Sekisui Chemical Co., Ltd.                        39,000         194,796
    Sekisui House, Ltd.                               27,000         206,697
    Seven & I Holdings Co., Ltd.                      21,900         483,488
    Seven Bank Ltd.                                       47         125,220
    Sharp Corp.                                       31,134         249,141
    Shikoku Coca-Cola Bottling Co., Ltd.               4,200          32,813
    Shikoku Electric Power Co., Ltd.                   5,300         141,547
    Shin-Etsu Chemical Co., Ltd.                       8,733         429,055
    Shinagawa Refractories Co., Ltd.                  14,000          22,170
    Shinko Securities Co., Ltd.                       20,000          39,480
    Shinsei Bank, Ltd.*                               67,000          68,081
    Shiroki Corp.                                     14,000          29,513
    Showa Denko KK                                    61,000          75,816
    Sompo Japan Insurance, Inc.                       52,000         272,559
    Sony Corp.                                        45,102         932,911
    Sony Corp. - ADR                                   3,300          68,079
    Sorun Corp.                                       14,600          59,470
    Starzen Co., Ltd.                                 15,000          35,240
    Sumitomo Bakelite Co., Ltd.                        9,000          36,289
    Sumitomo Chemical Co., Ltd.                       69,000         237,217
    Sumitomo Corp.                                    44,900         390,158
    Sumitomo Electric Industries, Ltd.                30,000         252,771
    Sumitomo Forestry Co., Ltd.                        6,000          40,008
    Sumitomo Metal Industries, Ltd.                   66,000         133,946
    Sumitomo Mitsui Financial Group, Inc.             46,500       1,637,329
    Suzuki Motor Corp.                                 4,534          76,260
    T&D Holdings Inc.                                  6,200         150,999
    Taihei Kogyo Co., Ltd.                            10,000          22,505
    Taiheiyo Cement Corp.                             25,000          36,824
    Taiho Kogyo Co., Ltd.                             15,400          69,011
    Taikisha, Ltd.                                     3,276          35,224
    Takeda Pharmaceutical Co., Ltd.                    1,789          62,069
    Tanabe Seiyaku Co., Ltd.                           3,000          29,429
    TDK Corp.                                          5,500         208,175
    Teijin, Ltd.                                      36,000          78,658
    The 77 Bank, Ltd.                                 14,000          69,835
    The Bank of Kyoto, Ltd.                            7,000          59,453
    The Bank of Nagoya, Ltd.                           9,000          37,895
    The Bank of Saga, Ltd.                            11,000          36,523
    The Bank of Yokohama, Ltd.                        73,000         312,989
    The Daishi Bank, Ltd.                             24,000          94,883
    The Gunma Bank, Ltd.                              12,000          65,296
    The Hachijuni Bank, Ltd.                          13,000          75,841
    The Higo Bank, Ltd.                                8,000          46,355
    The Hokkoku Bank, Ltd.                            14,000          50,097
    The Hyakugo Bank, Ltd.                             8,000          41,145
    The Japan steel Works, Ltd.                       11,000         104,873
    The Juroku Bank, Ltd.                             12,000          40,239
    The Kagawa Bank, Ltd.                              5,000          21,071

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---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    The Kagoshima Bank, Ltd.                           7,000    $     49,039
    The Kansai Electric Power Co. Inc.                20,500         445,516
    The Kita-Nippon Bank, Ltd.                         2,600          76,642
    The San-In Godo Bank, Ltd.                         7,000          54,027
    The Shiga Bank, Ltd.                               8,000          43,758
    The Shimizu Bank, Ltd.                               500          20,684
    The Sumitomo Trust & Banking Co., Ltd.            39,000         151,000
    The Yamanashi Chuo Bank, Ltd.                      8,000          42,034
    TKC                                                3,500          69,653
    Toda Corp.                                        11,000          33,898
    Toenec corp.                                      10,000          53,275
    Toho Gas Co., Ltd.                                90,000         413,942
    Tohoku Electric Power Co., Inc.                   15,800         347,766
    Tokuyama Corp.                                    15,000          96,316
    Tokyo Electric Power Co., Inc.                    22,700         567,355
    Tokyo Electron, Ltd.                               6,400         239,704
    Tokyo Gas Co., Ltd.                               83,000         291,178
    Tokyo Rakutenchi Co., Ltd.                         8,000          31,972
    Tokyo Steel Manufacturing Co., Ltd.               24,400         245,929
    Tokyo Tatemono Co., Ltd.                          17,000          44,127
    Tokyu Land Corp.                                  23,000          64,137
    Tomoku Co., Ltd.                                  20,000          36,234
    Toppan Printing Co., Ltd.                         85,000         583,446
    Tosoh Corp.                                       11,000          20,970
    Toyo Engineering Corp.                             9,000          26,583
    Toyo Seikan Kaisha, Ltd.                           6,900         101,850
    Toyo Suisan Kaisha, Ltd.                           7,000         144,436
    Toyo Wharf & Warehouse Co., Ltd.                  15,000          20,798
    Toyota Boshoku Corp.                                  30             313
    Toyota Motor Corp.                                10,358         329,010
    Toyota Tsusho Corp.                                7,500          73,289
    Universe Co., Ltd.                                 2,300          25,664
    Usen Corp.*                                       11,186          10,425
    Vital-Net, Inc.                                    5,000          30,607
    West Japan Railway Co.                                71         225,135
    Wowow, Inc.                                           66          90,805
    Yachiyo Industry Co., Ltd.                         1,700           8,602
    Yamaguchi Financial Group, Inc.                   11,000         104,269
    Yamaha Corp.                                      13,300         130,831
    Yamaha Motor Co., Ltd.                            12,600         113,045
    Yokogawa Electric                                 35,400         143,781
    Yondenko Corp.                                     2,000           9,583
                                                                ------------
  TOTAL JAPAN                                                     47,656,337
                                                                ------------
  JORDAN -- 0.1%
    Arab Bank PLC                                     11,205         176,839
    Arab Potash Co.                                      700          36,852
    Jordan Petroleum Refinery Co.                      1,380          14,190
    Jordan Steel                                       5,259          19,135
    Jordanian Electric Power Co.                       8,442          39,650
    Lafarge Jordan Cement                              3,000          29,517
    Middle East Complex*                               3,860           8,344
    Taameer Jordan Holdings Public
      Shareholding Co.*                               12,900          16,567


                                                     SHARES        VALUE
                                                   ---------    ------------
    United Arab Investors*                            17,000    $     26,294
                                                                ------------
  TOTAL JORDAN                                                       367,388
                                                                ------------
  KENYA -- 0.2%
    Bamburi Cement Co., Ltd.                          23,000          34,196
    Barclays Bank of Kenya, Ltd.                      48,400          24,430
    East African Breweries, Ltd.                      28,080          40,724
    Equity Bank, Ltd.                                331,000          72,296
    ICDC Investment Co., Ltd.                        102,300          13,121
    Kenya Airways, Ltd.                              195,900          48,371
    Kenya Commercial Bank, Ltd.*                     332,800          82,338
    Kenya Electricity Generating Co., Ltd.           268,600          42,629
    Mumias Sugar Co., Ltd.                           238,200          13,757
    Nation Media Group                                24,200          38,877
    Safaricom, Ltd.*                               1,820,600          68,273
    Standard Chartered Bank Kenya, Ltd.                9,200          15,986
                                                                ------------
  TOTAL KENYA                                                        494,998
                                                                ------------
  LATVIA -- 0.0%
    Latvian Shipping Co.*                             91,206          78,804
                                                                ------------
  TOTAL LATVIA                                                        78,804
                                                                ------------
  LITHUANIA -- 0.1%
    Apranga PVA                                       87,700          64,201
    Invalda PVA                                       17,284          10,338
    Lietuvos Energija*                                17,374           9,958
    Lifosa PVA*                                        4,400          38,133
    Panevezio Statybos Trestas                        16,900           9,393
    Pieno Zvaigzdes                                   10,687           7,022
    Rytu Skirstomieji Tinklai*                        26,729          13,330
    Sanitas                                            9,500          25,079
    Siauliu Bankas*                                   30,912           8,702
    TEO LT AB                                        308,900         145,025
    Ukio Bankas*                                     201,700          69,097
                                                                ------------
  TOTAL LITHUANIA                                                    400,278
                                                                ------------
  LUXEMBOURG -- 0.3%
    ArcelorMittal (London Exchange)                   16,263         331,825
    ArcelorMittal (New York Exchange)                  4,200          84,168
    SES SA                                            23,164         442,153
                                                                ------------
  TOTAL LUXEMBOURG                                                   858,146
                                                                ------------
  MALAYSIA -- 0.6%
    Alliance Financial Group Bhd                      28,800          13,364
    Astro All Asia Networks PLC                       23,200          13,794
    Batu Kawan Bhd                                    12,600          27,674
    British American Tobacco Bhd                       6,700          83,674
    Bursa Malaysia Bhd                                14,500          20,488
    Dialog Group Bhd                                  83,500          19,369
    Digi.com Bhd                                      28,500         165,756
    Eastern & Oriental Bhd*                           15,700           1,986
    Eon Capital Bhd                                   28,200          20,737
    Genting Bhd                                       59,200          59,761
    Hong Leong Bank Bhd                               16,400          24,104
    IJM Corp. Bhd                                     43,900          50,398
    IOI Corp. Bhd                                     30,450          31,789
    KLCC Property Holdings Bhd                        54,800          45,081
    KNM Group Bhd                                    108,300          11,448
    Kuala Lumpur Kepong Bhd                           22,300          64,873

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Kulim Malaysia Bhd                                24,400    $     33,370
    Lion Industries Corp. Bhd                         88,800          14,872
    Malayan Banking Bhd                               38,200          40,490
    Malaysian Airline System Bhd                      64,500          50,775
    Malaysian Resources Corp. Bhd                     55,800          13,017
    MISC Bhd                                          32,000          73,326
    MMC Corp. Bhd                                     90,800          35,365
    Muhibbah Engineering M Bhd                        68,300          14,819
    Multi-Purpose Holdings Bhd                        86,000          26,180
    Pelikan International Corp. Bhd                   20,700           3,951
    Petronas Dagangan Bhd                             17,900          38,810
    PPB Group Bhd                                     33,700          90,648
    Public Bank Bhd                                   28,286          58,653
    Ranhill Bhd                                       52,000          10,417
    Resorts World Bhd                                129,100          75,802
    RHB Capital Bhd                                   21,200          20,622
    Samling Global Bhd                               354,000          12,551
    SapuraCrest Petroleum Bhd                        132,200          26,873
    Scomi Group Bhd                                   69,500           6,107
    Shell Refining Co. Federation of
      Malaya Bhd                                       9,800          25,805
    Sime Darby Bhd                                   113,446         177,553
    SP Setia Bhd                                      19,800          15,173
    TA Ann Holdings Bhd                               11,000           8,907
    Tanjong PLC                                        7,700          29,166
    Telekom Malaysia Bhd                              83,800          80,923
    Tenaga Nasional Bhd                              123,000         205,863
    UMW Holdings Bhd                                  15,400          22,193
    Wah Seong Corp. Bhd                               35,625          12,694
    WCT Engineering Bhd                               35,466          10,522
    YTL Corp. Bhd                                     32,900          62,786
    YTL Power International Bhd                      113,816          59,922
    Zelan Bhd                                         17,600           2,705
                                                                ------------
  TOTAL MALAYSIA                                                   2,015,156
                                                                ------------
  MAURITIUS -- 0.2%
    Ireland Blyth, Ltd.                               18,300          18,291
    Mauritius Commercial Bank                         77,100         223,528
    Mauritius Development Investment
      Trust Co., Ltd.                                221,000          25,442
    Naiade Resorts, Ltd.                               7,000           5,634
    New Mauritius Hotels, Ltd.                        18,900          43,987
    Rogers & Co., Ltd.                                 7,100          44,467
    State Bank of Mauritius, Ltd.                     74,300         110,789
    Sun Resorts, Ltd. - Class A                       17,890          19,556
                                                                ------------
  TOTAL MAURITIUS                                                    491,694
                                                                ------------
  MEXICO -- 1.3%
    Alfa SAB de CV - Class A                          28,500          44,224
    America Movil SAB de CV - Series L               647,200         877,250
    America Movil SAB de CV - Series L ADR            12,109         327,912
    Axtel SAB de CV*                                  16,800           6,748
    Banco Compartamos SAB de CV                       27,000          50,798
    Carso Global Telecom SAB de CV -
      Series A1*                                      14,200          46,615
    Carso Infraestructura y Construccion
      SAB de CV*                                      41,900          19,375
    Cemex SAB de CV*                                 737,521         462,350


                                                     SHARES        VALUE
                                                   ---------    ------------
    Coca-Cola Femsa SAB de CV - Series L              34,600    $    117,442
    Consorcio ARA SAB de CV                           21,400           5,605
    Controladora Comercial Mexicana SAB
      de CV*                                          13,600           3,850
    Corp GEO SAB de CV - Series B*                    26,000          26,248
    Corp Interamericana de Entretenimiento
      SAB de CV - Series B*                           12,000           7,201
    Corp Moctezuma, SAB de CV                         20,900          28,034
    Desarrolladora Homex SAB  de CV - ADR*             4,729          62,612
    Desarrolladora Homex SAB de CV*                    9,200          20,394
    Empresas ICA SAB de CV*                           47,700          80,819
    Fomento Economico Mexicano, SAB de CV             75,300         191,160
    Grupo Aeroportuario del Centro Norte,
      SAB de CV                                       17,800          16,273
    Grupo Aeroportuario del Pacifico, SAB
      de CV - Class B                                 14,700          26,723
    Grupo Aeroportuario del Sureste, SAB
      de CV - Class B                                  7,500          21,650
    Grupo Bimbo SAB de CV - Series A*                  9,900          37,042
    Grupo Carso SAB de CV - Series A1                 34,000          82,570
    Grupo Elektra SAB de CV                            1,800          60,360
    Grupo Financiero Banorte SAB de CV -
      Series O                                       162,135         214,501
    Grupo Financiero Inbursa SAB de CV -
      Series O                                        75,000         193,258
    Grupo Mexico SAB de CV - Series B                272,285         198,375
    Grupo Modelo SAB de CV - Series C                 17,500          53,000
    Grupo Simec SAB de CV - Series B*                 12,500          17,914
    Grupo Televisa SAB                                43,700         118,775
    Impulsora Del Desarrollo Y El Empleo
      en America Latina SAB de CV*                    94,900          53,731
    Industrias CH SAB de CV - Series B*                7,500          15,355
    Industrias Penoles SAB de CV                       5,150          53,987
    Kimberly-Clark de Mexico SAB de CV -
      Series A                                        48,600         157,757
    Mexichem SAB de CV                                23,400          16,354
    Organizacion Soriana SAB de CV -
      Series B*                                       10,800          17,307
    Promotora Y Operadora de
      Infraestructura SAB de CV*                      36,900          50,120
    Telefonos de Mexico SAB de CV - ADR              181,500         137,358
    Telmex Internacional SAB de CV - Class L         125,300          57,497
    TV Azteca SAB de CV                               38,700          12,431
    Urbi Desarrollos Urbanos SA de CV*                22,900          20,160

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---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Vitro SAB de CV - Class A                         13,000    $      4,084
    Wal-Mart de Mexico SAB de CV - Series V*          91,500         213,683
                                                                ------------
  TOTAL MEXICO                                                     4,228,902
                                                                ------------
  MOROCCO -- 0.2%
    Attijariwafa Bank                                  3,309         106,459
    Banque Centrale Populaire                            590          18,048
    Banque Marocaine du Commerce et
      de l'Industrie                                     320          31,020
    Banque Marocaine du Commerce Exterieur             3,670          98,620
    Brasseries Maroc                                     171          40,682
    Ciments du Maroc                                     250          40,733
    Compagnie Generale Immobiliere                       120          26,532
    Credit Immobilier et Hotelier                        800          31,248
    Douja Promotion Groupe Addoha SA                   2,600          34,773
    Lafarge Ciments                                       60          10,125
    Managem                                              600          11,133
    Maroc Telecom                                      6,100         111,001
    ONA SA                                               444          61,476
    RISMA*                                               132           4,581
    Societe Nationale d'Investissement                   250          44,144
    Sonasid                                              210          62,329
                                                                ------------
  TOTAL MOROCCO                                                      732,904
                                                                ------------
  NETHERLANDS -- 4.3%
    Aegon NV                                          28,786         111,587
    Amrest Holdings NV*                                1,200          13,730
    ASML Holding NV                                    6,364         112,057
    European Aeronautic Defence and
      Space Co. NV                                    83,345         968,458
    Gamma Holding NV                                   1,330           6,193
    Heineken NV                                        5,857         166,381
    Koninklijke Ahold NV                              50,414         552,172
    Koninklijke Boskalis Westminster NV                4,707          94,567
    Koninklijke DSM NV                                18,477         486,180
    Koninklijke KPN NV                                49,751         664,229
    Koninklijke Philips Electronics NV                50,815         752,173
    Koninklijke Philips Electronics NV
      (New York Exchange)                              1,400          20,818
    New World Resources NV - Class A*                 27,200          94,721
    OCE NV                                             5,342          15,873
    QIAGEN NV*                                         5,048          80,398
    Reed Elsevier NV                                   8,452          90,444
    Royal Dutch Shell PLC - ADR                       45,750       1,995,157
    Royal Dutch Shell PLC - Class A                  205,736       4,589,789
    Royal Dutch Shell PLC - Class B                   61,314       1,333,872
    STMicroelectronics NV                             77,966         390,122
    TNT NV                                             2,294          39,320
    Unilever NV                                       49,161         968,531
    Unit 4 Agresso NV                                  1,329          14,995
    X5 Retail Group NV - GDR*                          2,700          26,975
                                                                ------------
  TOTAL NETHERLANDS                                               13,588,742
                                                                ------------


                                                     SHARES        VALUE
                                                   ---------    ------------
  NEW ZEALAND -- 0.0%
    Auckland International Airport, Ltd.              10,487    $     10,231
    Contact Energy, Ltd.                              14,568          47,542
    Fletcher Building, Ltd.                           19,041          65,155
    Telecom Corp. of New Zealand, Ltd.                     1               1
                                                                ------------
  TOTAL NEW ZEALAND                                                  122,929
                                                                ------------
  NIGERIA -- 0.1%
    Access Bank Nigeria PLC                          272,500           8,932
    African Petroleum PLC*                            61,333          25,874
    Diamond Bank PLC                                 294,470           9,463
    Ecobank Transnational, Inc.                      262,889          20,140
    Fidelity Bank                                    533,000          10,243
    First Bank of Nigeria PLC                        512,375          54,841
    First City Monument Bank PLC                     279,500           7,362
    Flour Mills Nigeria PLC                           77,990           7,450
    Guaranty Trust Bank PLC                          256,036          17,089
    Guinness Nigeria PLC                              45,800          27,786
    Intercontinental Bank PLC                        386,600          16,545
    Nigerian Breweries PLC                           207,400          50,087
    Oando PLC                                         42,240          18,289
    Oceanic Bank International PLC*                  363,000          15,908
    Platinum Habib Bank PLC*                         199,600           7,722
    UAC of Nigeria PLC*                               99,400          17,755
    Union Bank Nigeria PLC                           214,199          14,623
    United Bank For Africa PLC                       237,562          12,898
    West African Portland Cement PLC                 142,000          14,585
    Zenith Bank, Ltd.                                267,400          21,273
                                                                ------------
  TOTAL NIGERIA                                                      378,865
                                                                ------------
  NORWAY -- 0.4%
    Aker Kvaerner ASA                                  7,200          46,494
    Blom ASA*                                            500             946
    DnB NOR ASA                                        9,400          42,170
    Marine Harvest*                                   90,000          28,333
    Norsk Hydro ASA                                   26,200          98,587
    Norske Skogindustrier ASA*                        43,853          80,275
    Orkla ASA                                          5,775          39,616
    Sparebank 1 SMN                                      480           1,732
    StatoilHydro ASA                                  21,961         384,333
    Storebrand ASA                                    32,000          99,233
    Telenor ASA                                       87,200         498,489
    Veidekke ASA                                         200             891
    Yara International ASA                             3,450          75,595
                                                                ------------
  TOTAL NORWAY                                                     1,396,694
                                                                ------------
  OMAN -- 0.1%
    Bank Dhofar SAOG                                  27,170          26,669
    Bank Muscat SAOG                                  47,300          71,629
    Dhofar International Development                   8,500           5,404
    National Bank of Oman, Ltd.                       48,170          33,932
    Oman Cables Industry                              12,100          19,100
    Oman Cement Co.                                   25,000          21,480
    Oman Flour Mills                                  34,000          25,680
    Oman International Bank                           75,900          58,623
    Oman National Investment Corp. Holdings           16,900          11,740

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---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Oman Oil Marketing Co.                            13,300    $     40,578
    Oman Telecommunications Co.                       23,500          72,416
    Renaissance Services Co. SAOG                     35,993          39,273
                                                                ------------
  TOTAL OMAN                                                         426,524
                                                                ------------
  PAKISTAN -- 0.0%
    MCB Bank Ltd.                                     45,000          78,922
    Oil & Gas Development Co., Ltd.                   64,900          58,096
                                                                ------------
  TOTAL PAKISTAN                                                     137,018
                                                                ------------
  PERU -- 0.2%
    Alicorp SA                                       102,800          50,518
    Austral Group SA*                                425,900          32,407
    Banco Continental*                                23,671          45,404
    Cia de Minas Buenaventura SA - ADR                 6,700         160,666
    Cia Minera Milpo SA                               24,978          46,327
    Corp Aceros Arequipa SA                           21,688          10,521
    Credicorp, Ltd.                                    1,900          88,996
    Ferreyros SA*                                    106,793          69,410
    Minsur SA                                         35,553          48,470
    Sociedad Minera Cerro Verde SA                     1,400          20,594
    Sociedad Minera el Brocal SA                       5,700          36,144
    Southern Copper Corp.                              9,200         160,264
                                                                ------------
  TOTAL PERU                                                         769,721
                                                                ------------
  PHILIPPINES -- 0.3%
    Aboitiz Equity Ventures, Inc.                  1,086,900         126,239
    Atlas Consolidated Mining & Development*         330,000          29,333
    Ayala Land, Inc.                                 285,100          33,652
    Banco De Oro Unibank, Inc.                        52,400          27,680
    Bank of the Philippine Islands                    55,580          39,071
    International Container Term Services,
      Inc.                                            80,800          20,044
    Jollibee Foods Corp.                              47,600          42,887
    Manila Electric Co.                               66,110         119,131
    Metropolitan Bank & Trust                         88,500          47,592
    Philex Mining Corp.*                             271,000          31,390
    Philippine Long Distance Telephone Co.             6,960         311,192
    PNOC Energy Development Corp.                    587,000          47,444
    San Miguel Corp. - Class B                       125,900         135,843
    SM Prime Holdings, Inc.                          287,400          43,463
    Union Bank of Philippines                         26,400          12,709
                                                                ------------
  TOTAL PHILIPPINES                                                1,067,670
                                                                ------------
  POLAND -- 0.7%
    Agora SA                                           8,600          33,024
    Asseco Poland SA                                   6,260          78,794
    Bank Handlowy W Warszawie SA                       1,500          16,098
    Bank Millennium SA                                22,000          11,413
    Bank Pekao SA                                      7,513         180,926
    Bank Zachodni WBK SA                               1,500          29,440
    BRE Bank SA*                                         650          19,675
    Budimex SA*                                          950          18,693
    Cersanit-Krasnystaw SA*                            9,300          29,167
    ComArch SA*                                          400           6,677


                                                     SHARES        VALUE
                                                   ---------    ------------
    Cyfrowy Polsat SA                                 13,930    $     54,272
    Dom Development SA                                 1,800          11,931
    Eurocash SA                                       11,800          31,387
    Getin Holding SA*                                 18,000          20,841
    Globe Trade Centre SA*                             8,100          34,587
    Grupa Kety SA                                        450           7,918
    Grupa Lotos SA*                                    2,600          12,396
    Ing Bank Slaski SA                                   200          12,176
    KGHM Polaksa Miedz SA                             10,621         140,369
    LPP SA*                                               90          24,809
    Mostalzab SA*                                     17,000          15,160
    Mostostal-Warszawa SA*                             2,300          31,791
    Multimedia Polska SA                              19,300          34,585
    Netia SA*                                         21,500          19,173
    Orbis SA                                           2,900          24,739
    PBG SA*                                            1,090          59,912
    Polimex Mostostal SA                              51,700          44,577
    Polish Energy Partners SA*                         4,100          26,543
    Polnord SA*                                        1,000           7,769
    Polska Grupa Farmaceutyczna SA*                    1,200           7,225
    Polski Koncern Miesny Duda SA*                    19,100           3,128
    Polski Koncern Naftowy Orlen                      20,625         142,225
    Polskie Gornictwo Naftowe I Gazownictwo SA        50,940          49,346
    Powszechna Kasa Oszczednosci Bank Polski SA       70,860         438,216
    Przedsiebiorstwo Eksportu I Importu Kopex SA*      3,300          11,750
    Synthos SA*                                       99,800          15,493
    Telekomunikacja Polska SA                         46,720         253,060
    TVN SA                                            25,250          62,031
    Vistula & Wolczanka SA*                           12,900           5,115
    Zaklad Przetworstwa Hutniczego Stalprodukt SA        250          26,111
                                                                ------------
  TOTAL POLAND                                                     2,052,542
                                                                ------------
  PORTUGAL -- 0.4%
    Banco Comercial Portugues SA - Class R            77,579          63,625
    EDP - Energias de Portugal SA                     74,206         257,246
    Jeronimo Martins SGPS SA*                         46,735         230,087
    Portugal Telecom SGPS SA                          70,400         543,837
                                                                ------------
  TOTAL PORTUGAL                                                   1,094,795
                                                                ------------
  QATAR -- 0.3%
    Barwa Real Estate Co.*                             4,856          27,095
    Commercial Bank of Qatar                           3,008          38,322
    Doha Bank, Ltd.                                    5,658          41,341
    First Finance Co.*                                 3,751          18,931
    Industries Qatar*                                  8,430         183,674
    Masraf Al Rayan                                   25,900          71,100
    Qatar Electricity & Water Co.                      2,230          49,104
    Qatar Fuel Co.                                     1,900          67,665
    Qatar Gas Transport Co. Nakilat*                  10,800          51,918
    Qatar Insurance Co.                                1,715          17,913
    Qatar International Islamic Bank                   1,680          18,052
    Qatar Islamic Bank                                 4,370          70,366
    Qatar National Bank                                3,255          83,571

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---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Qatar National Cement Co.                             50    $        818
    Qatar Navigation                                   2,253          30,415
    Qatar Real Estate Investment Co.                   3,864          17,488
    Qatar Shipping Co.                                 3,740          24,769
    Qatar Telecom Q-Tel QSC                            1,673          43,159
                                                                ------------
  TOTAL QATAR                                                        855,701
                                                                ------------
  ROMANIA -- 0.1%
    Antibiotice                                      128,000          15,872
    Banca Transilvania*                              410,345         101,027
    Biofarm Bucuresti*                             1,024,687          25,663
    Impact SA*                                        36,601           2,313
    Iproeb Bistrita SA                                17,850           4,813
    Romanian Development Bank - Groupe
      Societe Generale                                93,400         182,976
    Rompetrol Rafinare SA*                           950,800           8,631
    SNP Petrom SA                                  1,768,000          84,891
    Transelectrica SA                                  6,650          20,633
                                                                ------------
  TOTAL ROMANIA                                                      446,819
                                                                ------------
  RUSSIA -- 1.5%
    AvtoVAZ                                           92,900          34,838
    CTC Media, Inc.*                                   4,400          20,064
    Evraz Group SA - GDR                               1,400          11,542
    Fifth Power Generation Co., OGK-5*               321,200           7,648
    Gazprom OAO - ADR (London Exchange)               55,100         816,465
    Gazprom OAO - ADR (New York Exchange)             32,189         479,616
    Gazpromneft OAO                                    8,500          23,970
    Holding Mrsk OAO*                                 56,000             560
    Inter Rao Ues OAO - 144A GDR*                      3,344           8,694
    Irkutsk Elek Net                                  82,603              66
    Irkutskenergo OJSC                                79,800          13,015
    JSC Scientific Production Corp. IRKUT -
      ADR*                                             2,200           3,465
    KAMAZ*                                            31,400          18,051
    Kuzbassenergo OJSC*                               35,853              61
    Kuzbassenergo OJSC - GDR*                          1,112           1,223
    LUKOIL - ADR (London Exchange)                    10,700         401,164
    LUKOIL - ADR (New York Exchange)                  12,613         475,510
    Magnit OAO*                                        1,600          36,754
    Mechel - ADR                                       3,000          12,510
    Miikhaylovsky Gok CNV                             56,000              --
    Mining & Metallurgical Co., Norilsk Nickel -
      ADR                                             10,000          61,400
    Mining & Metallurgical Co., Norilsk Nickel -
      ADR                                             20,450         124,745
    Mobile Telesystems OJSC                           25,700         111,795
    Mobile Telesystems OJSC - ADR                        800          23,936
    Novolipetsk Steel - GDR                            2,800          33,312
    OAO Rosneft Oil Company - GDR*                   106,515         456,209
    OGK-1 OAO*                                        49,337             414
    OGK-1 OAO - 144A GDR*                             11,544           4,444
    OGK-2 OAO - 144A GDR*                              4,000           3,104
    OGK-3 OJSC                                        21,099             253


                                                     SHARES        VALUE
                                                   ---------    ------------
    OGK-3 OJSC 144A GDR*                               6,576    $      3,946
    OGK-6 OAO                                         29,932             245
    OGK-6 OAO - 144A GDR*                              4,664           3,941
    Polyus Gold Co. - ADR                              2,400          59,520
    RAO Energy System of East OAO*                   800,000           1,600
    RAO Energy System of East OAO -
      Preference*                                     56,000             129
    RAO Unified Energy System, GDR*                    1,300         130,000
    RBC Information Systems*                              50              20
    Rostelecom                                         1,000          51,560
    Rostelecom - Class S                               5,200          44,676
    Sberbank                                          91,150          24,155
    Sberbank - Class S                               466,500         287,881
    Severstal - BRD                                    4,300          16,453
    Severstal - GDR Reg S                              4,800          16,320
    Severstal RegS GDR                                31,590         102,352
    Sistema JSFC - GDR                                 3,500          20,006
    Sitronics - GDR Reg S*                            12,500           4,625
    Surgutneftegaz - ADR (London Exchnage)*            5,500          34,100
    Surgutneftegaz - ADR (New York Exchange)*         32,000         202,240
    Tatneft - GDR                                      1,200          55,195
    TGK-1 OAO*                                     1,960,781             196
    TGK-1 OAO - 144A GDR*                              6,112           1,834
    TGK-13 OAO*                                       88,378              80
    TGK-14*                                          498,161              15
    TGK-14 - 144A GDR*                                   256             461
    TGK-2*                                           665,824              33
    TGK-2 - GDR*                                       1,032             929
    TGK-4 - 144A GDR*                                  2,536           1,902
    TGK-5*                                           697,216              77
    TGK-6*                                           785,986              79
    TGK-8 OAO*                                       885,303             956
    TGK-9 OAO                                      3,453,248             104
    TGK-9 OAO - 144A GDR*                              2,688           2,688
    TMK OAO                                            1,300           6,264
    Unified Energy System - GDR*                       3,400         341,700
    Volga Territorial Generating Co.*                 17,150             149
    Volga Territorial Generating Co. -
      GDR*                                             2,672           2,282
    Vsmpo-Avisma Corp.                                   200           4,600
    Wimm-Bill-Dann Foods OJSC - ADR*                   1,800          57,258
    Yenisei Territorial Generating Co.
      OJSC - GDR*                                      2,752           1,101
                                                                ------------
  TOTAL RUSSIA                                                     4,666,500
                                                                ------------
  SAUDI ARABIA -- 0.2%
    The Saudi Arabia Investment Fund, Ltd.            16,307         568,951
                                                                ------------
  TOTAL SAUDI ARABIA                                                 568,951
                                                                ------------
  SINGAPORE -- 1.0%
    Ascendas Real Estate Investment Trust             26,000          20,916
    CapitaLand, Ltd.                                 114,000         174,805
    Ezra Holdings, Ltd.                              175,000          77,737

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Fortune Real Estate Investment Trust             231,000    $     79,574
    Fraser & Neave, Ltd.                              44,000          73,299
    Genting International PLC*                            70              24
    Golden Agri-Resources, Ltd.                    2,015,520         365,431
    Guocoleisure, Ltd.                                11,000           2,027
    Hi-P International, Ltd.                         126,000          38,172
    Jardine Cycle & Carriage, Ltd.                   114,251         891,929
    K1 Ventures, Ltd.                                373,000          29,415
    Keppel Corp., Ltd.                                16,000          52,862
    Macquarie International Infrastructure
      Fund, Ltd.                                     464,000          88,276
    Neptune Orient Lines, Ltd.                        58,000          45,082
    Oversea-Chinese Banking Corp., Ltd.               74,000         235,909
    SembCorp Industries, Ltd.                         82,000         127,182
    Singapore Airlines, Ltd.                          35,000         230,821
    Singapore Exchange, Ltd.                          22,000          73,923
    Singapore Technologies Engineering, Ltd.           9,000          14,582
    Singapore Telecommunications, Ltd.               172,000         286,701
    United Overseas Bank, Ltd.                        17,000         109,043
    United Overseas Land Group, Ltd.                  68,000          83,814
    Venture Corp., Ltd.                               34,000         112,761
    Wilmar International, Ltd                         30,000          62,773
                                                                ------------
  TOTAL SINGAPORE                                                  3,277,058
                                                                ------------
  SLOVENIA -- 0.0%
    Telekom Slovenije DD                                 400          74,327
                                                                ------------
  TOTAL SLOVENIA                                                      74,327
                                                                ------------
  SOUTH AFRICA -- 1.9%
    ABSA Group, Ltd.                                  27,184         276,117
    Adcorp Holdings, Ltd.                             10,600          19,001
    Aeci, Ltd.                                         3,000          13,937
    African Bank Investments, Ltd.                    11,480          30,542
    African Rainbow Minerals, Ltd.                     2,100          30,733
    Allied Electronics Corp., Ltd.                     4,900          10,347
    Anglo Platinum, Ltd.                                 900          45,255
    AngloGold Ashanti, Ltd.                            3,200         116,090
    ArcelorMittal South Africa, Ltd.                   2,900          22,384
    Aspen Pharmacare Holdings, Ltd.*                   7,622          36,727
    Astral Foods, Ltd.                                 1,200          11,613
    Aveng, Ltd.                                       48,647         133,861
    AVI, Ltd.                                         12,300          22,443
    Barloworld, Ltd.                                   7,400          25,048
    Bidvest Group, Ltd.                               12,625         117,192
    DataTec, Ltd.*                                    18,700          29,008
    Discovery Holdings, Ltd.                           7,999          21,158
    Eqstra Holdings, Ltd.*                             9,300           5,097
    Exxaro Resources, Ltd.                             3,700          27,009
    FirstRand, Ltd.                                   59,000          75,214
    Foschini, Ltd.                                     5,700          26,448
    Fountainhead Property Trust                       18,100          10,805
    Gold Fields, Ltd.                                 37,078         416,502
    Grindrod, Ltd.                                    12,600          16,058
    Group Five, Ltd.                                   4,500          13,415


                                                     SHARES        VALUE
                                                   ---------    ------------
    Growthpoint Properties, Ltd.                      36,400    $     52,220
    Harmony Gold Mining Co., Ltd.*                    26,310         284,041
    Impala Platinum Holdings, Ltd.                    15,557         260,351
    Imperial Holdings, Ltd.                            5,000          28,256
    Investec, Ltd.                                     7,000          28,742
    JSE, Ltd.                                          2,600          12,221
    Kumba Iron Ore, Ltd.                               1,400          24,236
    Liberty Holdings, Ltd.                             2,800          18,623
    Massmart Holdings, Ltd.                            5,100          37,495
    Medi-Clinic Corp, Ltd.                            17,600          40,036
    Mondi, Ltd.                                        6,100          17,815
    MTN Group, Ltd.                                   88,588         982,928
    Murray & Roberts Holdings, Ltd.                   11,000          47,119
    Nampak, Ltd.                                      11,100          14,750
    Naspers, Ltd.                                      8,501         143,842
    Nedbank Group, Ltd.                                6,300          56,620
    Network Healthcare Holdings, Ltd.*                31,200          26,204
    Northam Platinum, Ltd.                             8,000          21,767
    Pick'n Pay Stores, Ltd.                           11,500          35,792
    Pretoria Portland Cement Co., Ltd.                45,666         151,480
    Raubex Group, Ltd.                                10,200          19,366
    Remgro, Ltd.                                       7,500          53,428
    Reunert, Ltd.                                      6,700          25,940
    RMB Holdings, Ltd.                                18,000          39,098
    SA Corporate Real Estate Fund                     99,600          25,279
    Sanlam, Ltd.                                     138,712         246,755
    Sappi, Ltd.                                       13,300          25,655
    Sasol, Ltd.                                       16,174         468,849
    Shoprite Holdings, Ltd.                           51,466         274,800
    Standard Bank Group, Ltd.                         39,086         328,007
    Steinhoff International Holdings, Ltd.            29,000          30,883
    Sun International, Ltd.                            4,500          34,135
    Telkom SA, Ltd.                                   17,209         191,734
    The Spar Group, Ltd.                               7,200          39,401
    Tiger Brands, Ltd.                                15,965         227,761
    Truworths International, Ltd.                     59,620         202,244
    Wilson Bayly Holmes-Ovcon, Ltd.                    2,800          25,150
    Woolworths Holdings, Ltd.                         30,600          36,815
                                                                ------------
  TOTAL SOUTH AFRICA                                               6,131,842
                                                                ------------
  SOUTH KOREA -- 3.5%
    Amorepacific Corp.                                    70          31,002
    Cheil Industries, Inc.                               890          24,541
    CJ Corp.                                             630          17,550
    Daegu Bank                                        27,600         147,115
    Daewoo Engineering & Construction Co.,
      Ltd.                                            19,734         139,145
    Daewoo International Corp.                         1,339          24,241
    Daewoo Shipbuilding & Marine Engineering
      Co., Ltd.                                          870          13,701
    Daishin Securities Co., Ltd.*                      4,590          57,075
    DC Chemical Co., Ltd.                                270          39,456
    Dong-A Pharmaceutical Co., Ltd.                      510          32,806

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---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Dongkuk Steel Mill Co., Ltd.                       1,010    $     18,778
    Doosan Corp.                                       1,409         102,870
    Doosan Heavy Industries and
      Construction Co., Ltd.                             430          21,419
    Doosan Infracore Co., Ltd.                         2,200          23,708
    Global & Yuasa Battery Co., Ltd.                     737          12,149
    GS Engineering & Construction Corp.                  690          30,878
    GS Holdings Corp.                                  5,710         123,467
    Hana Financial Group, Inc.                        18,700         284,919
    Hanjin Heavy Industries & Construction
      Co., Ltd.                                        2,590          53,547
    Hanjin Shipping Co., Ltd.                          1,570          21,411
    Hanmi Pharm Co., Ltd.                                315          34,275
    Hanwha Corp.                                       1,980          43,053
    Hite Brewery Co., Ltd.                               190          18,902
    Honam Petrochemical Corp.                          1,986          86,173
    Hynix Semiconductor, Inc.*                         5,190          46,727
    Hyosung Corp.                                      5,699         269,950
    Hyundai Department Store Co., Ltd.                   430          22,431
    Hyundai Development Co.                              700          17,213
    Hyundai Engineering & Construction Co.,
      Ltd.                                             1,210          52,158
    Hyundai Heavy Industries                           1,496         214,186
    Hyundai Marine & Fire Insurance Co., Ltd*          8,010          73,377
    Hyundai Merchant Marine Co., Ltd.                  2,080          40,814
    Hyundai Mipo Dockyard Co., Ltd.                      370          35,012
    Hyundai Mobis                                      6,413         372,424
    Hyundai Motor Co., Ltd.                            4,139         167,484
    Hyundai Motor Co., Ltd. - 2nd PFD                  1,490          22,461
    Hyundai Securities Co.*                            4,630          38,506
    Hyundai Steel Co.                                    750          23,549
    Industrial Bank of Korea*                          5,180          25,940
    KB Financial Group, Inc.*                          3,260          78,859
    KB Financial Group, Inc. - ADR*                    1,200          29,100
    KCC Corp.                                            120          26,509
    Kia Motors Corp.*                                  3,820          23,756
    Korea Electric Power Corp.*                       10,750         197,017
    Korea Exchange Bank                                8,450          38,410
    Korea Express Co., Ltd.*                             470          34,513
    Korea Gas Corp.                                    3,472         102,263
    Korea Investment Holdings Co., Ltd.*               2,990          65,047
    Korea Kumho Petrochemical                            620           9,688
    Korea Line Corp.                                     330          14,104
    Korea Zinc Co., Ltd.                               1,910         158,281
    Korean Air Lines Co., Ltd.*                          800          20,139
    KT Corp.                                           4,556         126,764
    KT Freetel Co., Ltd.*                              7,900         158,501
    KT&G Corp.                                         7,422         409,672
    LG Chem, Ltd.                                        600          37,979
    LG Corp.                                           7,189         259,022
    LG Electronics, Inc.                               3,749         249,432
    LG Household & Health Care, Ltd.                     300          32,840


                                                     SHARES        VALUE
                                                   ---------    ------------
    LG Philips LCD Co., Ltd.                          44,530    $    908,853
    LG Telecom, Ltd.                                  13,900          85,131
    Lotte Shopping Co., Ltd.                             190          26,464
    Macquarie Korea Infrastructure Fund                5,769          18,611
    Mirae Asset Securities Co., Ltd.*                    389          20,177
    NHN Corp.*                                         1,339         147,539
    Nong Shim Co., Ltd.                                  497          77,443
    POSCO                                              1,752         466,872
    POSCO - ADR                                        5,202         347,650
    Pusan Bank                                         3,215          13,860
    S-Oil Corp.                                        2,656         108,739
    Samsung C&T Corp.                                  1,000          29,022
    Samsung Card Co.                                   1,000          22,901
    Samsung Electro-Mechanics Co., Ltd.                1,070          37,973
    Samsung Electronics Co., Ltd.                      3,838       1,585,698
    Samsung Engineering Co., Ltd.                      1,030          43,719
    Samsung Fire & Marine Insurance Co., Ltd.*           780          90,839
    Samsung Heavy Industries Co., Ltd.                 1,680          31,526
    Samsung SDI Co., Ltd.                                670          31,968
    Samsung Securities Co., Ltd.*                        540          22,717
    Shinhan Financial Group Co., Ltd.*                 9,625         174,097
    Shinsegae Co., Ltd.                                  396         124,372
    SK Energy Co., Ltd.                                  800          51,795
    SK Holdings Co., Ltd.                              2,380         186,679
    SK Telecom Co., Ltd.                               7,344       1,021,523
    STX Engine Co., Ltd.                               6,930          99,577
    STX Shipbuilding Co., Ltd.                         1,560          15,157
    Tong Yang Securities, Inc.*                        5,400          30,557
    Woongjin Coway Co., Ltd.                           1,510          32,987
    Woori Finance Holdings Co., Ltd.*                  5,090          26,179
    Woori Investment & Securities Co., Ltd.*           1,600          19,816
    Youngone Corp.                                    24,400         153,570
                                                                ------------
  TOTAL SOUTH KOREA                                               10,950,320
                                                                ------------
  SPAIN -- 3.0%
    Acerinox SA                                        6,116          71,240
    ACS, Actividades de Construccion y
      Servicios, SA                                    3,512         145,671
    Banco Bilbao Vizcaya Argentaria SA               125,138       1,015,718
    Banco de Sabadell SA                              39,825         199,883
    Banco Popular Espanol SA                          27,623         174,860
    Banco Santander Central Hispano SA                98,438         678,711
    Banco Santander Central Hispano SA - ADR         232,293       1,602,822
    Corporacion Mapfre SA                            105,754         231,577
    Fomento de Construcciones y Contratas SA           1,476          45,171
    Iberdrola Renovables SA*                           6,084          25,198
    Iberdrola SA                                     161,610       1,133,857
    Iberia Lineas Aereas de Espana SA                116,564         244,459

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Industria de Diseno Textil SA                      5,851    $    228,008
    Repsol YPF SA                                     17,984         310,314
    Repsol YPF SA - ADR                               39,095         668,134
    Telefonica SA                                    127,004       2,532,633
    Union Fenosa SA                                    6,062         144,854
                                                                ------------
  TOTAL SPAIN                                                      9,453,110
                                                                ------------
  SWEDEN -- 1.3%
    Alfa Laval AB                                      8,687          65,705
    Atlas Copco AB - Class A                          10,281          77,198
    Bankas Snoras AB*                                 30,780           6,753
    Bure Equity AB                                    23,181          64,258
    Electrolux AB - Series B*                         56,015         438,409
    Getinge AB - Class B                               3,342          32,367
    Hennes & Mauritz AB - Class B                     15,958         598,268
    Holmen AB - Class B                                2,300          38,218
    JM AB                                              4,696          26,182
    Lundbergforetagen AB - Class B                       862          27,732
    Millicom International Cellular SA                   953          35,672
    NCC AB - Class B                                   5,200          37,237
    Sandvik AB                                        31,785         182,079
    SAS AB*                                            4,500           2,268
    Securitas AB - Class B                             4,252          31,035
    Skanska AB - Class B                               3,967          34,241
    SKF AB - Class B                                  13,059         113,039
    Svenska Cellulosa AB - Class B                    17,707         134,391
    Svenska Handelsbanken AB - Class A                 3,150          44,513
    Swedish Match AB                                  34,412         497,702
    Tele2 AB - Class B                                15,755         132,814
    Telefonaktiebolaget Ericsson LM -
      Class B*                                        56,754         458,867
    Telefonaktiebolaget LM Ericsson - ADR*            34,600         279,914
    TeliaSonera AB                                    83,703         402,587
    Volvo AB - Class A                                18,991         100,973
    Volvo AB - Class B                                33,001         175,112
                                                                ------------
  TOTAL SWEDEN                                                     4,037,534
                                                                ------------
  SWITZERLAND -- 6.8%
    ABB, Ltd.*                                       101,739       1,418,929
    Actelion, Ltd.*                                    9,396         428,799
    Addax Petroleum Corp.                              1,886          40,837
    Adecco SA                                          3,393         106,032
    Aryzta AG*                                         4,804         114,723
    Baloise Holding, Ltd.                              5,093         325,506
    Banque Cantonale Vaudoise                             90          29,839
    Compaghnie Financiere Richmont SA                 49,512         773,057
    Credit Suisse Group - ADR                         15,000         457,350
    Flughafen Zuerich AG                                 401          72,193
    Geberit AG                                           442          39,707
    Givaudan SA                                          356         184,263
    Holcim, Ltd. - Class B                             4,037         143,793
    Kardex AG*                                           893          22,059
    Lonza Group AG*                                    1,622         160,257
    Nestle SA                                        169,426       5,723,950
    Nobel Biocare Holding AG                             748          12,767
    Novartis AG                                      105,749       4,000,862


                                                     SHARES        VALUE
                                                   ---------    ------------
    PSP Swiss Property AG*                               828    $     34,907
    Roche Holding AG - Genusschein                    19,619       2,692,711
    Schindler Holding AG                                 485          22,150
    Sulzer AG*                                         2,120         109,398
    Swatch Group AG                                    1,015         122,419
    Swiss Reinsurance                                  2,583          42,202
    Swisscom AG                                          473         132,808
    Syngenta AG                                        5,732       1,152,204
    Synthes, Inc.                                      5,689         633,752
    The Swatch Group AG                                1,418          34,644
    UBS AG*                                           91,566         858,454
    Valiant Holding                                    1,211         213,324
    Walter Meire AG                                       12             562
    Zurich Financial Services AG                       8,297       1,311,285
                                                                ------------
  TOTAL SWITZERLAND                                               21,415,743
                                                                ------------
  TAIWAN -- 2.1%
    Acer, Inc.                                       161,830         243,681
    Advanced Semiconductor Engineering, Inc.          64,961          31,698
    Asia Cement Corp.                                 37,100          32,167
    Asia Optical Co., Inc.                            11,110          13,285
    Asustek Computer, Inc.                            42,000          44,285
    AU Optronics Corp.                                52,552          43,750
    AU Optronics Corp.                                46,589         390,882
    Capital Securities Corp.                          79,200          22,394
    Catcher Technology Co., Ltd.                       8,580          18,872
    Cathay Financial Holding Co., Ltd.               103,000          88,753
    Cathay Real Estate Development Co., Ltd.          84,000          22,597
    Chang Hwa Commercial Bank                         67,000          22,575
    Cheng Shin Rubber Industry Co., Ltd.              41,400          40,254
    China Airlines*                                  101,000          25,190
    China Development Financial Holding Corp.        188,979          37,598
    China Motor Corp.                                 73,000          23,604
    China Steel Corp.                                134,000          87,956
    Chinatrust Financial Holding Co., Ltd.           381,489         139,933
    Chunghwa Picture Tubes, Ltd.                     166,000          20,161
    Chunghwa Telecom Co., Ltd.                       214,951         391,990
    Compal Electronics, Inc.                         259,290         186,207
    D-Link Corp.                                      31,620          22,451
    Delta Electronics, Inc.                           22,440          41,368
    E.Sun Financial Holding Co., Ltd.                102,960          25,227
    Epistar Corp.                                     10,099          15,208
    Far Eastern Department Stores Co., Ltd.           42,000          21,811
    Far EasTone Telecommunications Co., Ltd.          36,000          37,051
    First Financial Holding Co., Ltd.                 74,888          34,629
    First Steamship Co., Ltd.                         20,700          24,091
    Formosa Chemicals & Fibre Corp.                   65,000          76,855
    Formosa Petrochemical Corp.                       33,000          65,395
    Formosa Plastics Corp.                            72,000         108,696

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Fubon Financial Holding Co., Ltd.                 87,000    $     52,588
    Gemtek Technology Corp.                           76,000         107,960
    HannStar Display Corp.                           144,049          25,872
    High Tech Computer Corp.                          26,400         325,063
    HON HAI Precision Industry Co., Ltd.              90,050         203,765
    Hotai Motor Co., Ltd.                             20,000          28,085
    Hua Nan Financial Holdings Co., Ltd.              68,340          35,937
    Innolux Display Corp.                             36,300          35,396
    KGI Securities Co., Ltd.                         101,000          29,329
    Lien Hwa Industrial Corp.                         70,453          25,193
    Lite-On Technology Corp.                          33,391          22,637
    MediaTek, Inc.                                    49,050         461,741
    Mega Financial Holding Co., Ltd.                 135,000          48,434
    Motech Industries, Inc.                            9,596          26,659
    Nan Kang Rubber Tire Co., Ltd.                    46,800          26,280
    Nan Ya Plastics Corp.                             91,000         104,390
    Nanya Technology Corp.*                           93,000          21,346
    Novatek Microelectronics Corp., Ltd.              10,095          15,339
    POU Chen Corp.                                    43,098          23,754
    Powerchip Semiconductor Corp.*                   107,000          13,926
    Powertech Technology, Inc.                           700           1,264
    President Chain Store Corp.                       80,000         183,715
    ProMos Technologies, Inc.*                       114,000           4,437
    Qisda Corp.                                       69,120          20,316
    Quanta Computer, Inc.                            149,170         188,511
    Realtek Semiconductor Corp.                        8,568          11,231
    Shin Kong Financial Holding Co., Ltd.             70,705          20,330
    Siliconware Precision Industries Co.              36,000          37,854
    Sino-American Silicon Products, Inc.               9,787          21,033
    SinoPac Financial Holdings Co., Ltd.             466,000          93,003
    Synnex Technology International Corp.             19,800          25,074
    Tainan Spinning Co., Ltd.                        108,000          23,057
    Taishin Financial Holdings Co., Ltd.              82,000          13,321
    Taiwan Cement Corp.                              244,560         201,948
    Taiwan Cooperative Bank                           80,500          37,485
    Taiwan Fertilizer Co., Ltd.                       16,000          32,902
    Taiwan Kolin Co., Ltd.*                          141,000           2,910
    Taiwan Mobile Co., Ltd.                           42,527          61,732
    Taiwan Semiconductor Manufacturing Co.,
      Ltd.                                           645,798         972,476
    Taiwan Semiconductor Manufacturing Co.,
      Ltd. - ADR                                      25,682         229,854
    Tatung Co., Ltd.*                                102,000          20,122
    Tripod Technology Corp.                           19,080          25,467
    TSRC Corp.                                       140,000         125,480
    Tung Ho Steel Enterprise Corp.                    35,000          28,137


                                                     SHARES        VALUE
                                                   ---------    ------------
    Uni-President Enterprises Corp.                   70,950    $     57,592
    Unimicron Technology Corp.                        37,370          22,273
    United Microelectronics Corp.                    131,000          42,762
    Walsin Lihwa Corp.                               120,000          24,118
    Winbond Electronics Corp.*                       184,000          23,142
    Wintek Corp.                                      58,000          26,586
    Wistron Corp.                                     25,179          27,158
    Yang Ming Marine Transport Corp.                  83,598          26,301
    Yuanta Financial Holding Co., Ltd.               100,000          45,791
    Yulon Motor Co., Ltd.                             43,640          23,789
    Zinwell Corp.                                     22,435          31,156
                                                                ------------
  TOTAL TAIWAN                                                     6,766,635
                                                                ------------
  THAILAND -- 0.7%
    Advanced Info Service PCL                         79,400         185,097
    Advanced Info Service PCL - For Reg               94,600         222,730
    Airports of Thailand PCL                          56,200          25,318
    Bangkok Bank PCL - For Reg                        92,600         195,923
    Bangkok Dusit Medical Service PCL                 20,600           9,887
    Bangkok Expressway PCL                            50,500          22,785
    Banpu PCL - For Reg                               19,800         119,586
    BEC World PCL                                     76,100          39,924
    Bumrungrad Hospital PCL                           54,000          27,257
    Calcomp Electronics Thailand PCL                 211,500           7,698
    Central Pattana PCL                               44,600          15,738
    Charoen Pokphand Foods PCL                       382,800          34,963
    CP ALL (Seven Eleven) PCL                        203,400          72,265
    Delta Electronics Thai PCL                        52,900          13,734
    Electricity Generating PCL                        15,300          28,569
    Glow Energy PCL                                   53,700          31,788
    Hana Microelectronics PCL                        230,900          65,840
    IRPC PCL (Thai Petrochemical Industry PCL)       624,900          33,356
    Kasikornbank PCL                                  58,900          75,083
    Kasikornbank Public Co., Ltd.                        100             126
    Khon Kaen Sugar Industry PCL                     127,100          23,342
    Krung Thai Bank PCL                              345,500          44,209
    Major Cineplex Group PCL                          98,300          18,162
    Minor International PCL                          117,450          21,357
    PTT Aromatics & Refining PCL                      59,778          15,427
    PTT Chemical PCL                                  28,200          23,070
    PTT Exploration & Production PCL                  31,800          87,358
    PTT Exploration & Production PCL - For Reg        21,400          58,780
    PTT PCL                                           39,700         172,390
    Quality House PCL - Foreign*                     838,700          19,151
    Ratchaburi Electricity Generating
      Holding PCL                                     46,000          49,932
    Siam Cement PCL                                   12,000          33,349
    Siam City Bank PCL*                               63,100          13,174
    Siam City Cement PCL                               4,600          16,213
    Siam Commercial Bank PCL                          22,000          33,777

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Siam Commercial Bank PCL - For Reg               105,100    $    161,510
    Siam Makro PCL                                    18,000          34,052
    Sino Thai Engineering & Construction
      PCL*                                           180,500          16,579
    Thai Airways International PCL                    46,000          12,397
    Thai Beverage PCL                                344,000          39,638
    Thai Oil PCL                                      53,300          38,336
    Thai Union Frozen Products PCL                    48,300          27,786
    Thanachart Capital PCL                           120,600          32,683
    Thoresen Thai Agencies PCL                         8,760           3,114
    TMB Bank PCL*                                    546,200           6,776
    Total Access Communication PCL*                   65,000          49,294
    TPI Polene PCL*                                  885,000          68,379
                                                                ------------
  TOTAL THAILAND                                                   2,347,902
                                                                ------------
  TURKEY -- 0.8%
    Adana Cimento - Class A*                           4,736           9,859
    Akbank TAS                                        33,677          98,955
    Akcansa Cimento AS*                                4,900           7,421
    Akenerji Electrik Uretim AS*                       7,800          28,524
    Aksigorta AS                                      19,400          30,341
    Alarko Holding AS                                 12,489          13,454
    Anadolu Efes Biracilik ve Malt
      Sanayii AS                                      19,264         118,822
    Anadolu Efes Biracilik ve Malt
      Sanayii AS - ADR*                                    3               4
    Anadolu Sigorta                                   41,433          22,638
    Arcelik AS                                        18,800          20,591
    Aygaz AS                                          11,368          13,755
    Bim Birlesik Magazalar AS                          4,050          85,908
    Cimsa Cimento Sanayi ve Tica                       4,400           8,812
    Dogan Sirketler Grubu Holding AS*                127,009          41,785
    Dogan Yayin Holding*                              28,097           9,117
    Dogus Otomotiv Servis ve Ticaret AS                6,500           7,689
    Eczacibasi Ilac Sanayi                            19,500          11,741
    Enka Insaat ve Sanayi AS                          19,681          69,737
    Eregli Demir ve Celik Fabrikalari TAS             44,554          83,574
    Ford Otomotiv Sanayi AS                            9,100          24,867
    Haci Omer Sabinci Holding AS                      19,400          33,207
    Hurriyet Gazetecilik AS*                          11,811           4,253
    Ihlas Holding*                                    53,700           6,748
    Is Gayrimenkul Yatirim Ortakligi AS               18,400          10,611
    Kardemir Karabuk Demir Celik Sanayi ve
      Ticaret AS*                                     43,100          13,186
    KOC Holding AS*                                   94,433         132,624
    Koza Davetiyeleri Imalat Ithalat ve
      Ihracat AS*                                     21,000          20,138
    Petkim Petrokimya Holding AS*                     16,620          40,736
    Petrol Ofisi AS*                                   6,186          14,166
    Sekerbank TAS                                     19,100          10,770
    Tofas Turk Otomobil Fabrikasi AS                  11,700          10,248
    Trakya Cam Sanayi AS*                             25,726          14,049


                                                     SHARES        VALUE
                                                   ---------    ------------
    Tupras-Turkiye Petrol Rafine                      26,448    $    264,967
    Turcas Petrolculuk AS                              9,100          14,079
    Turk Hava Yollari Anonim Ortakligi*               68,362         268,732
    Turk Sise ve Cam Fabrikalari AS*                       1              --
    Turk Telekomunikasyon AS*                         30,747          71,144
    Turkcell Iletisim Hizmetleri AS                   61,583         301,667
    Turkiye Garanti Bankasi AS*                      114,953         162,700
    Turkiye Halk Bankasi AS                           14,354          31,360
    Turkiye Is Bankasi                                38,374          86,108
    Turkiye Sinai Kalkinma Bankasi AS*                24,125          10,417
    Turkiye Vakiflar Bankasi Tao                     296,670         223,974
    Ulker Biskuvi Sanayi AS                            8,022           8,422
    Yapi ve Kredi Bankasi AS*                         74,879          76,974
    Yazicilar Holding AS                              13,300          40,199
                                                                ------------
  TOTAL TURKEY                                                     2,579,073
                                                                ------------
  UKRAINE -- 0.0%
    UkrTelecom - GDR                                  75,799          95,168
                                                                ------------
  TOTAL UKRAINE                                                       95,168
                                                                ------------
  UNITED ARAB EMIRATES -- 0.3%
    Aabar Investments PJSC                            76,000          36,453
    Abu Dhabi Commercial Bank                         60,000          26,100
    Abu Dhabi National Hotels                         86,800          67,112
    Air Arabia                                       591,400         170,000
    Aldar Properties PJSC                             61,000          44,235
    Amlak Finance PJSC*                               50,900          14,135
    Dana Gas PJSC*                                   427,000          67,199
    DP World, Ltd.                                   343,400          82,416
    Dubai Financial Market*                           34,800          11,629
    Dubai Investments*                               120,666          35,664
    Dubai Islamic Bank PJSC                           59,455          43,340
    Emaar Properties PJSC*                            99,400          59,413
    Emirates NBD PJSC                                 47,300          40,034
    First Gulf Bank PJSC                               9,400          21,697
    Gulf Cement Co.*                                  65,000          42,647
    RAK Properties                                   150,000          19,948
    Tabreed*                                         185,260          29,168
    Union National Bank/Abu Dhabi                     39,600          22,538
    Union Properties PJSC*                            59,400          11,587
                                                                ------------
  TOTAL UNITED ARAB EMIRATES                                         845,315
                                                                ------------
  UNITED KINGDOM -- 11.9%
    Amec PLC                                          15,029         114,770
    Amlin PLC                                         24,016         118,366
    Anglo American PLC                                 6,598         111,774
    Anglo American PLC (London Exchange)               8,285         141,082
    Antofagasta PLC (Johannesburg Exchange)           41,859         302,945
    Associated British Foods PLC                      14,427         132,424
    AstraZeneca PLC                                   60,120       2,129,141
    Aveva Group PLC                                    2,890          23,326
    Aviva PLC                                         14,738          45,702
    BAE Systems PLC                                  233,479       1,119,789
    BG Group PLC                                     120,625       1,819,555
    BHP Billiton PLC                                 154,211       3,041,899
    BP PLC                                            89,837         602,389

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    BP PLC - ADR                                      66,622    $  2,671,542
    Braemar Shipping Services PLC                      3,435          10,881
    British Airways PLC                                9,589          19,306
    British American Tobacco PLC                      27,916         644,881
    British Land Co. PLC                               7,070          36,531
    Cadbury PLC                                       21,506         162,219
    Carnival PLC - ADR                                 5,000         113,400
    Centrica PLC                                     440,561       1,438,130
    Compass Group PLC                                109,860         502,412
    Dangote Sugar Refinery PLC                       211,920          19,189
    Diageo PLC                                        10,026         111,958
    Drax Group PLC                                    98,266         727,902
    DS Smith PLC                                      12,197           8,742
    easyJet PLC*                                      15,270          61,098
    Friends Provident PLC                            372,665         369,523
    GlaxoSmithKline PLC                              112,564       1,753,144
    GlaxoSmithKline PLC - ADR                         28,967         900,005
    Hammerson PLC                                     11,335          41,356
    Healthcare Locums PLC                              2,326           4,262
    Home Finance Co.*                                243,750         107,029
    HSBC Holdings PLC                                163,129         908,229
    HSBC Holdings PLC - ADR                           22,808         643,651
    Imperial Tobacco Group PLC                         6,480         145,530
    International Power PLC                          175,490         529,978
    Investec PLC                                      12,752          53,393
    Investec PLC                                      23,581          97,138
    ITV PLC                                           42,921          11,690
    J Sainsbury PLC                                  348,713       1,563,020
    Kazakhmys PLC                                      3,922          20,915
    Kingfisher PLC                                    40,375          86,544
    Legal & General Group PLC                         32,270          19,868
    London Stock Exchange Group PLC                   26,486         214,154
    Lonmin PLC                                         7,929         162,094
    Marks & Spencer Group PLC                         18,691          79,242
    Mondi PLC                                          3,380           7,161
    National Grid PLC                                 25,176         193,364
    Next PLC                                          35,739         678,192
    Old Mutual PLC                                    52,383          38,997
    Pearson PLC                                       10,138         101,950
    Pearson PLC - ADR                                 11,800         118,118
    Reckitt Benckiser Group PLC                       17,673         663,083
    Rexam PLC                                         34,013         131,668
    Rio Tinto PLC                                     42,849       1,438,782
    Rolls-Royce Group PLC*                             9,252          38,973
    SABMiller PLC                                      8,707         129,461
    Schroders PLC                                      2,630          29,814
    Scottish & Southern Energy PLC                     4,615          73,332
    Smith & Nephew PLC                                 7,691          47,872
    Standard Chartered PLC                            23,258         288,801
    Tate & Lyle PLC                                  115,407         430,484
    Tesco PLC                                        167,364         799,621
    Thomas Cook Group PLC                            216,043         743,956
    Thomson Reuters PLC                               21,156         472,410
    Thomson Reuters PLC - ADR                          2,374         317,428
    TUI Travel PLC                                    47,733         156,638
    Tullow Oil PLC                                    20,332         233,768
    Vedanta Resources PLC                              2,272          22,027
    Vodafone Group PLC                               317,579         553,683


                                                     SHARES        VALUE
                                                   ---------    ------------
    Vodafone Group PLC - ADR                         116,324    $  2,026,364
    Whitbread PLC                                      2,490          28,120
    WM Morrison Supermarkets PLC                     824,212       3,017,580
    WPP PLC                                           22,177         124,719
    Xstrata PLC                                      136,581         916,178
                                                                ------------
  TOTAL UNITED KINGDOM                                            37,764,662
                                                                ------------
  UNITED STATES -- 0.0%
    Dr Pepper Snapple Group, Inc.*                     1,193          20,174
    Gerdau Ameristeel Corp.                            9,400          28,331
                                                                ------------
  TOTAL UNITED STATES                                                 48,505
                                                                ------------
  VIETNAM -- 0.2%
    Dragon Capital - Vietnam Enterprise
      Investments, Ltd.*                             458,445         458,445
                                                                ------------
  TOTAL VIETNAM                                                      458,445
                                                                ------------

  TOTAL COMMON STOCK
    (Cost $378,680,258)                                          299,087,132
                                                                ------------

EXCHANGE-TRADED FUNDS -- 1.2%
    iShares MSCI EAFE Index Fund                      14,859         558,550
    Nikkei 225 ETF                                     9,048         762,341
    TOPIX ETF                                        220,210       1,773,070
    Vanguard Europe Pacific ETF                       30,000         690,300
                                                                ------------

  TOTAL EXCHANGE-TRADED FUNDS
    (Cost $4,011,252)                                              3,784,261
                                                                ------------

PREFERRED STOCK -- 1.6%
  BRAZIL -- 1.4%
    AES Tiete SA, 10.01%                               3,080          23,580
    Aracruz Celulose SA B, 1.49%                       6,700           4,419
    Banco Bradesco SA, 0.04%                          15,220         151,692
    Banco Itau Holding Financeira SA, 0.32%           53,313         588,346
    Brasil Telecom Participacoes SA 4.33%              8,500          62,658
    Brasil Telecom SA, 3.93%                           4,100          22,641
    Braskem SA A, 4.61%*                               3,300           6,899
    Centrais Eletricas Brasileiras SA B, 1.60%         6,000          64,481
    Cia Brasileira de Distribuicao Grupo Pao
      de Acucar, 0.64%                                 2,800          37,744
    Cia de Bebidas das Americas, 2.36%                 2,500         119,312
    Cia Energetica de Minas Gerais, 2.58%             17,149         253,936
    Cia Energetica de Sao Paulo, 0.14%                 4,100          23,171
    Cia Paranaense de Energia B, 0.90%                11,000         114,185
    Cia Vale do Rio Doce A, 0.38%                     97,919       1,131,677
    Gerdau SA, 1.83%                                  23,846         132,092
    Gol Linhas Aereas Inteligentes SA, 2.99%           1,000           2,884
    Investimentos Itau SA, 0.12%                     105,100         361,547
    Lojas Americanas SA, 0.72%                        17,100          48,209
    Marcopolo SA, 2.99%                                7,900          11,409
    Metalurgica Gerdau SA, 2.38%                       3,600          26,072

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Net Servicos de Comunicacao SA*                    3,000    $     21,791
    Petroleo Brasileiro SA, 0.06%                     66,945         825,936
    Sadia SA, 0.31%                                   13,000          17,765
    Tam SA, 0.66%*                                     1,300           7,212
    Telecomunicacoes de Sao Paulo SA, 3.24%              900          18,661
    Telemar Norte Leste SA A, 1.61%                    1,100          24,829
    Tim Participacoes SA, 2.49%                       10,000          12,372
    Ultrapar Participacoes SA, 3.08%                   2,400          57,317
    Usinas Siderurgicas de Minas Gerais
      SA A, 0.82%                                     16,116         204,459
    Vivo Participacoes SA, 1.98%                       2,200          28,859
    Votorantim Celulose e Papel SA*                    1,300           6,008
                                                                ------------
  TOTAL BRAZIL                                                     4,412,163
                                                                ------------
  CHILE -- 0.0%
    Embotelladora Andina SA B, 2.51%                  12,700          31,159
                                                                ------------
  TOTAL CHILE                                                         31,159
                                                                ------------
  CROATIA -- 0.0%
    Adris Grupa DD, 0.62%                              1,219          32,737
                                                                ------------
  TOTAL CROATIA                                                       32,737
                                                                ------------
  GERMANY -- 0.2%
    Fresenius SE AG, 1.21%                             5,163         236,186
    Porsche Automobil Holding SE AG, 0.58%             4,816         225,622
    Volkswagen AG, 1.82%                                 418          24,003
                                                                ------------
  TOTAL GERMANY                                                      485,811
                                                                ------------
  RUSSIA -- 0.0%
    Silvinit, 2.39%                                      326          48,865
    Surgutneftegaz - ADR, 2.19%                       10,000          25,500
    Transneft, 0.77%                                      25           7,163
                                                                ------------
  TOTAL RUSSIA                                                        81,528
                                                                ------------
  SOUTH KOREA -- 0.0%
    Samsung Electronics Co., Ltd., 1.55%                 180          41,266
                                                                ------------
  TOTAL SOUTH KOREA                                                   41,266
                                                                ------------
  THAILAND -- 0.0%
    Siam Commercial Bank PCL, 2.42%                   16,600          24,808
                                                                ------------
  TOTAL THAILAND                                                      24,808
                                                                ------------

  TOTAL PREFERRED STOCK
  (Cost $6,764,790)                                                5,109,472
                                                                ------------

RIGHTS -- 0.1%
  AUSTRALIA -- 0.0%
    Fairfax Media, Ltd.                               24,379           4,577
    Suncorp - Metway                                   9,877          10,302
                                                                ------------
  TOTAL AUSTRALIA                                                     14,879
                                                                ------------
  BRAZIL -- 0.0%
    Gol Linhas Aereas Inteligentes*                      129              --
    LLX Logistica SA*                                  1,860              56
    Vivo Participacoes SA*                                34              37


                                                     SHARES        VALUE
                                                   ---------    ------------
    Votorantim Celulose e Papel SA*                    1,445    $         --
                                                                ------------
  TOTAL BRAZIL                                                            93
                                                                ------------
  CHILE -- 0.0%
    Masisa SA*                                        29,280             201
    Sociedad de Inversiones Pampa Calichera SA*       11,483             591
                                                                ------------
  TOTAL CHILE                                                            792
                                                                ------------
  FINLAND -- 0.0%
    Pohjola Bank PLC*                                  4,100           5,572
                                                                ------------
  TOTAL FINLAND                                                        5,572
                                                                ------------
  ISRAEL -- 0.0%
    Shanghai Industrial Holdings, Ltd.*                  140              --
                                                                ------------
  TOTAL ISRAEL                                                            --
                                                                ------------
  LITHUANIA -- 0.0%
    Siauliu Bankas*                                    3,428              --
                                                                ------------
  TOTAL LITHUANIA                                                         --
                                                                ------------
  MALAYSIA -- 0.0%
    Malayan Banking Bhd*                              17,190           5,281
                                                                ------------
  TOTAL MALAYSIA                                                       5,281
                                                                ------------
  MOROCCO -- 0.1%
    Douja Promotion Groupe Addoha SA*                  6,000          84,280
    Lafarge Ciments                                      110          48,548
                                                                ------------
  TOTAL MOROCCO                                                      132,828
                                                                ------------
  NETHERLANDS -- 0.0%
    Koninklijke DSM                                   18,477              --
                                                                ------------
  TOTAL NETHERLANDS                                                       --
                                                                ------------
  OMAN -- 0.0%
    Bank Muscat SAOG                                   1,419           2,156
                                                                ------------
  TOTAL OMAN                                                           2,156
                                                                ------------
  POLAND -- 0.0%
    Polski Koncern Miesny Duda SA                     19,100              --
                                                                ------------
  TOTAL POLAND                                                            --
                                                                ------------

  TOTAL RIGHTS
    (Cost $188,225)                                                  161,601
                                                                ------------

CALL WARRANTS -- 0.7%
    Merrill Lynch Int'l & Co. - CW12
      ABB Ltd. India, Exp. 06/27/12                    2,560          21,566
    Merrill Lynch Int'l & Co. - CW13 Divi's
      Labatories, Ltd., Exp. 05/22/13                     40             745
    Merrill Lynch Int'l. & Co. - CW09 Larsen &
      Toubro, Ltd., Exp. 06/23/09                      7,200          95,458
    Merrill Lynch Int'l. & Co. - CW09 NTPC, Ltd.,
      Exp. 10/19/09                                   22,673          80,373
    Merrill Lynch Int'l. & Co. - CW09 Oil &
      Natural Gas Corp., Ltd., Exp. 02/18/14           4,257          65,464

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Merrill Lynch Int'l. & Co. - CW09 Ranbaxy
      Laboratories, Ltd., Exp. 11/08/10                8,900    $     29,067
    Merrill Lynch Int'l. & Co. - CW09 Steel
      Authority of India, Ltd., Exp. 04/21/09          9,100          17,300
    Merrill Lynch Int'l. & Co. - CW09 Tata
      Consultancy Services, Ltd., Exp. 08/24/09        2,920          30,996
    Merrill Lynch Int'l. & Co. - CW10 Aditya
      Birla Nuvo, Ltd., Exp. 06/28/10                  1,600          14,002
    Merrill Lynch Int'l. & Co. - CW10
      Ambuja Cements, Ltd., Exp. 06/23/10             26,400          36,737
    Merrill Lynch Int'l. & Co. - CW10
      Apollo Hospitals Enterprise, Ltd.,
      Exp. 07/21/10                                      224           1,687
    Merrill Lynch Int'l. & Co. - CW10
      Asian Paints, Ltd., Exp. 08/17/10                1,300          20,149
    Merrill Lynch Int'l. & Co. - CW10
      Axis Bank, Ltd., Exp. 04/21/10                   2,760          22,573
    Merrill Lynch Int'l. & Co. - CW10
      Bharat Heavy Electricals, Ltd.,
      Exp. 09/01/10                                    3,394         101,051
    Merrill Lynch Int'l. & Co. - CW10
      Bharat Petroleum Corp., Ltd.,
      Exp. 09/02/10                                    5,100          37,801
    Merrill Lynch Int'l. & Co. - CW10
      Container Corp. Of India, Exp. 02/16/10          2,800          39,675
    Merrill Lynch Int'l. & Co. - CW10
      Crompton Greaves, Ltd., Exp. 07/27/10            5,500          13,388
    Merrill Lynch Int'l. & Co. - CW10
      EIH, Ltd., Exp. 02/18/10                         5,409           9,222
    Merrill Lynch Int'l. & Co. - CW10 HCL
      Technologies, Ltd., Exp. 09/01/10                8,500          17,097
    Merrill Lynch Int'l. & Co. - CW10 HDFC
      Bank, Ltd.  - ADR, Exp. 12/30/10                 2,551          48,943
    Merrill Lynch Int'l. & Co. - CW10
      Hindustan Unilever, Ltd., Exp. 12/30/10         14,000          65,537
    Merrill Lynch Int'l. & Co. - CW10
      Infrastructure Development Finance Co.,
      Ltd., Exp. 08/12/10                             25,900          27,618
    Merrill Lynch Int'l. & Co. - CW10
      Jaiprakash Associates, Ltd.,
      Exp. 07/01/10                                   21,400          35,473
    Merrill Lynch Int'l. & Co. - CW10
      Nestle India, Ltd., Exp. 09/30/10                1,500          46,016


                                                     SHARES        VALUE
                                                   ---------    ------------
    Merrill Lynch Int'l. & Co. - CW10
      Sesa GOA, Ltd., Exp. 01/21/10                   14,000    $     27,484
    Merrill Lynch Int'l. & Co. - CW10
      Sun Pharmaceutical Industries, Ltd.,
      Exp. 02/17/10                                    2,400          52,577
    Merrill Lynch Int'l. & Co. - CW10
      Suzlon Energy, Ltd., Exp. 09/16/10              10,500           8,765
    Merrill Lynch Int'l. & Co. - CW10
      Tata Power Co., Ltd., Exp. 09/30/10              4,040          61,203
    Merrill Lynch Int'l. & Co. - CW10
      Unitech, Ltd., Exp. 07/12/10                    10,200           7,016
    Merrill Lynch Int'l. & Co. - CW11
      Adani Enterprises, Ltd., Exp. 09/06/11           2,200          11,606
    Merrill Lynch Int'l. & Co. - CW11
      Bharti Airtel, Ltd., Exp. 03/17/11              17,048         210,265
    Merrill Lynch Int'l. & Co. - CW11
      Cairn India, Ltd., Exp. 12/27/11                12,470          45,249
    Merrill Lynch Int'l. & Co. - CW11
      Cipla, Ltd./India, Exp. 08/16/11                 6,800          29,493
    Merrill Lynch Int'l. & Co. - CW11
      Dr. Reddy's Laboratories, Ltd.,
      Exp. 01/03/11                                    4,500          43,479
    Merrill Lynch Int'l. & Co. - CW11
      Grasim Industries, Ltd., Exp. 05/02/11           1,400          43,658
    Merrill Lynch Int'l. & Co. - CW11
      Hero Honda Motors, Ltd., Exp. 05/02/11           1,400          29,558
    Merrill Lynch Int'l. & Co. - CW11
      Housing Development Finance Corp.,
      Exp. 01/18/11                                    4,560         126,927
    Merrill Lynch Int'l. & Co. - CW11
      Indian Oil Corp., Ltd., Exp. 08/25/11            4,600          35,161
    Merrill Lynch Int'l. & Co. - CW11
      Mahindra & Mahindra, Ltd.,
      Exp. 05/03/11                                    5,900          44,615
    Merrill Lynch Int'l. & Co. - CW11
      Maruti Suzuki India, Ltd.,
      Exp. 06/13/11                                    3,700          56,873
    Merrill Lynch Int'l. & Co. - CW11
      Reliance Capital, Ltd., Exp. 09/20/11            3,100          21,596
    Merrill Lynch Int'l. & Co. - CW11
      Reliance Communications, Ltd.,
      Exp. 01/25/11                                   20,229          69,716

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager International Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                     SHARES        VALUE
                                                   ---------    ------------
    Merrill Lynch Int'l. & Co. - CW11
      Reliance Natural Resources, Ltd.,
      Exp. 01/25/11                                   42,400    $     37,482
    Merrill Lynch Int'l. & Co. - CW11
      Reliance Petroleum, Ltd., Exp. 05/18/11         23,100          43,300
    Merrill Lynch Int'l. & Co. - CW11
      Siemens India, Ltd., Exp. 12/13/11               3,800          20,080
    Merrill Lynch Int'l. & Co. - CW11
      Sterlite Industries India, Ltd.,
      Exp. 03/24/11                                    6,300          44,405
    Merrill Lynch Int'l. & Co. - CW11
      Tata Steel, Ltd., Exp. 10/18/11                 10,950          44,439
    Merrill Lynch Int'l. & Co. - CW11
      United Spirits, Ltd., Exp. 10/05/11              2,200          28,140
    Merrill Lynch Int'l. & Co. - CW12
      Colgate Palmolive India, Ltd.,
      Exp. 10/25/12                                    5,200          48,295
    Merrill Lynch Int'l. & Co. -
      CW12 DLF, Ltd., Exp. 06/21/12                    4,300          14,179
    Merrill Lynch Int'l. & Co. - CW12
      Essar Oil, Ltd., Exp. 07/20/12                  21,430          30,645
    Merrill Lynch Int'l. & Co. - CW12
      Idea Cellular, Ltd., Exp. 03/05/12              57,200          56,484
    Merrill Lynch Int'l. & Co. - CW12
      Kotak Mahindra Bank, Ltd., Exp. 04/20/12         4,200          23,361
    Merrill Lynch Int'l. & Co. - CW12 Mundra
      Port and Special Economic Zone, Ltd.,
      Exp. 11/23/12                                    4,200          26,764
    Merrill Lynch Int'l. & Co. - CW12
      Power Grid Corp of India, Ltd.,
      Exp. 09/27/12                                   24,600          46,354
    Merrill Lynch Int'l. & Co. - CW12
      Punj Lloyd, Ltd., Exp. 06/25/12                  4,400           7,905
    Merrill Lynch Int'l. & Co. - CW13
      Jindal Steel & Power, Ltd.,
      Exp. 01/30/13                                    1,800          42,771
    Merrill Lynch Int'l. & Co. - CW13
      Piramal Healthcare, Ltd.,
      Exp. 02/05/13                                    6,060          23,399
    Merrill Lynch Int'l. & Co. - CW11
      ACC, Ltd., Exp. 07/12/11                         2,900          32,833
                                                                ------------
  TOTAL CALL WARRANTS
    (Cost $4,827,255)                                              2,374,015
                                                                ------------
CERTIFICATES -- 0.2%
    Citigroup Global Markets Holdings,
      Inc. - Burgan Bank                              30,000          38,883


                                                     SHARES        VALUE
                                                   ---------    ------------
    Citigroup Global Markets Holdings, Inc. -
      Kuwait Finance House                            12,500    $     49,750
    Citigroup Global Markets Holdings, Inc. -
      Kuwait Projects Co. Holdings                    35,000          42,700
    Citigroup Global Markets Holdings, Inc. -
      Mobile Telecommunication Co.                    27,500          66,000
    Citigroup Global Markets Holdings, Inc. -
      National Bank of Kuwait                         17,500          59,500
    Citigroup Global Markets Holdings, Inc. -
      National Industries Group Holdings              95,000         107,350
    Citigroup Global Markets Holdings, Inc. -
      Public Warehousing Co.                          15,000          32,230
    Citigroup Global Markets Holdings, Inc. -
      Sultan Center Food Products                     60,000          34,800
    Citigroup Global Markets Holdings, Inc. -
      Commercial Bank of Kuwait                       10,000          34,789
    Deutsche Bank AG/London - Unified Energy
      Systems                                              8              --
    Deutsche Bank AG/London - Unified Energy
      Systems - OGK4                                       6           8,383
    Deutsche Bank AG/London - Unified Energy
      Systems - TGK11                                      8           1,485
                                                                ------------
  TOTAL GERMANY                                                      475,870
                                                                ------------

  TOTAL CERTIFICATES
    (Cost $466,568)                                                  475,870
                                                                ------------

SHORT TERM INVESTMENTS -- 1.8%
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series
      (Cost $5,782,366)                            5,782,366       5,782,366
                                                                ------------

TOTAL INVESTMENTS -- 100.0%
(Cost $400,720,714)+                                            $316,774,717
LIABILITIES IN EXCESS OF OTHER ASSETS -- --%                          (3,210)
                                                                ------------
NET ASSETS -- 100.0%                                            $316,771,507
                                                                ============

*    Non-income producing security.
+ The cost for Federal income tax purposes is $444,735,129. At March 31, 2009 net unrealized depreciation was $127,960,412. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $10,449,893, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $138,410,305.
ADR  - American Depository Receipt
GDR  - Global Depository Receipt
PLC  - Public Limited Company


At March 31, 2009, the Multi-Manager International Fund had entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:


                                                                                                        NET UNREALIZED
                                                                       CONTRACT       VALUE AT           APPRECIATION
  SETTLEMENT DATE            CURRENCY BOUGHT                            AMOUNT     MARCH 31, 2009       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
April-09                      450,796 Euro                            $ 612,929      $  598,926          $ (14,003)
April-09                      221,016 Euro                              300,199         293,641             (6,558)
April-09                      132,880 Euro                              180,041         176,543             (3,498)
April-09                      477,871 Euro                              651,893         634,898            (16,995)
April-09                      828,896 Euro                            1,089,808       1,101,269             11,461
April-09                      763,998 Euro                            1,003,351       1,015,046             11,695
April-09                      134,005 Euro                              180,886         178,039             (2,847)
April-09                    4,808,267 Czechoslovakia Koruna             208,511         233,325             24,814
April-09                      424,547 Euro                              603,908         564,027            (39,881)
April-09                      721,674 Euro                            1,031,305         958,770            (72,535)
April-09                    2,176,282 Euro                            3,055,660       2,891,257           (164,403)
April-09                      568,649 Euro                              735,661         755,471             19,810
April-09                      474,678 Euro                              610,839         630,627             19,788
May-09                        258,726 Polish Zloty                       82,120          74,242             (7,878)
May-09                        257,375 Polish Zloty                       76,289          73,854             (2,435)
May-09                        749,334 Polish Zloty                      250,664         215,021            (35,643)
May-09                        389,452 Polish Zloty                      115,650         111,742             (3,908)
May-09                        386,102 Polish Zloty                      103,126         110,782              7,656
May-09                     44,193,312 Hungarian Forint                  198,434         188,722             (9,712)
May-09                     39,346,523 Hungarian Forint                  191,393         168,025            (23,368)
May-09                     42,559,753 Hungarian Forint                  211,005         181,746            (29,259)
May-09                     27,717,342 Hungarian Forint                  115,769         118,364              2,595
May-09                        725,699 Czechoslovakia Koruna              31,455          35,190              3,735
May-09                        145,821 Polish Zloty                       38,937          41,829              2,892
May-09                        357,655 Polish Zloty                      119,597         102,596            (17,001)
July-09                       604,844 Czechoslovakia Koruna              26,215          29,294              3,079
October-09                     15,348 Czechoslovakia Koruna                 665             742                 77
October-09                    772,905 Polish Zloty                      289,132         221,372            (67,760)
October-09                    890,661 Polish Zloty                      320,785         255,099            (65,686)
October-09                    591,803 Czechoslovakia Koruna              31,279          28,622             (2,657)
October-09                  2,316,267 Czechoslovakia Koruna             125,339         112,004            (13,335)
October-09                  3,382,653 Czechoslovakia Koruna             172,990         163,569             (9,421)
November-09                 2,533,553 Polish Zloty                      937,282         725,479           (211,803)
                                                                                                         ----------
                                                                                                          (712,984)
                                                                                                         ==========


                                                                                                               NET UNREALIZED
                                                                       CONTRACT       VALUE AT                 APPRECIATION
  SETTLEMENT DATE            CURRENCY SOLD                              AMOUNT     MARCH 31, 2009             (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
April-09                    6,062,283 Czechoslovakia Koruna           $ 308,435      $  294,177           $ 14,258
April-09                    1,794,668 Euro                            2,289,386       2,384,391            (95,005)
April-09                      941,263 Czechoslovakia Koruna              50,297          45,675              4,622
April-09                      812,725 Czechoslovakia Koruna              37,586          39,438             (1,852)
April-09                    1,214,794 Euro                            1,553,284       1,613,972            (60,688)
April-09                    4,365,819 Euro                            5,842,776       5,800,151             42,625
May-09                        415,000 Polish Zloty                      152,506         119,083             33,423
May-09                        850,435 Polish Zloty                      302,012         244,031             57,981
May-09                        868,621 Polish Zloty                      305,012         249,227             55,785
May-09                        897,976 Polish Zloty                      311,780         257,649             54,131
May-09                    127,791,847 Hungarian Forint                  596,879         545,720             51,159
May-09                     81,906,276 Hungarian Forint                  378,868         349,771             29,097
May-09                        725,699 Czechoslovakia Koruna              36,059          35,190                869
May-09                         71,810 Polish Zloty                       23,338          20,599              2,739
May-09                        431,665 Polish Zloty                      140,288         123,826             16,462
July-09                       604,844 Czechoslovakia Koruna              32,961          29,294              3,667
October-09                    607,151 Czechoslovakia Koruna              32,962          29,365              3,597
October-09                  1,663,566 Polish Zloty                      530,558         476,472             54,086
October-09                  1,066,657 Czechoslovakia Koruna              54,283          51,579              2,704
October-09                  4,278,570 Czechoslovakia Koruna             217,131         206,892             10,239
October-09                  5,415,964 Czechoslovakia Koruna             270,217         261,891              8,326
November-09                 1,923,190 Polish Zloty                      613,497         550,702             62,795
November-09                   610,363 Polish Zloty                      193,597         174,776             18,821
                                                                                                          --------
                                                                                                          $369,841
                                                                                                          ========

At March 31, 2009, the Multi-Manager International Fund had open financial futures contracts as follows:


                                EXPIRATION    CONTRACT        VALUE AT         UNREALIZED
Contracts to Buy                   DATE        AMOUNT      MARCH 31, 2009     APPRECIATION
--------------------------      ----------------------------------------------------------
3 TOPIX Index Futures           June 2009     $211,044       $235,490            $24,446
19 EURO STOXX                   June 2009      491,802        503,102             11,300
1 SFE/SFE SPI                   June 2009       59,178         61,991              2,813
4 FTSE 100 IDX                  June 2009      217,992        222,975              4,983
                                                                                 -------
                                                                                 $43,542
                                                                                 =======

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                 $ 58,500,843              $  43,542
-----------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS            258,273,874               (343,143)
-----------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                         --                     --
-----------------------------------------------------------------------------------------------
TOTAL                                                   $316,774,717              $(299,601)
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Real Asset Fund
-----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                              PRINCIPAL
                                                AMOUNT             VALUE
                                             ------------       ------------

INFLATION-LINKED & FIXED INCOME SECURITIES -- 54.2%

CORPORATE BONDS -- 1.3%
  FINANCIALS -- 1.3%
    American International Group, Inc.,
    5.85%, 01/16/18                          $  1,800,000       $    704,707
    General Electric Capital Corp.++,
    6.38%, 11/15/67                               600,000            291,349
    Merrill Lynch & Co., Inc.,
    6.88%, 04/25/18                             1,900,000          1,485,977
    Morgan Stanley++,
    3.34%, 05/14/10                             1,300,000          1,266,312
    Wachovia Corp.,
    5.50%, 05/01/13                               900,000            829,848
                                                                ------------
  TOTAL CORPORATE BONDS
    (Cost $5,648,393)                                              4,578,193
                                                                ------------
U.S. TREASURY OBLIGATIONS -- 29.3%
    U.S. Treasury Inflation Indexed Notes,
    0.88%, 04/15/10                             4,145,000          4,596,010
    U.S. Treasury Inflation Indexed Notes,
    3.50%, 01/15/11                             6,780,000          8,586,371
    U.S. Treasury Inflation Indexed Notes,
    3.00%, 07/15/12                             7,077,000          8,841,855
    U.S. Treasury Inflation Indexed Notes,
    1.88%, 07/15/13                             1,930,000          2,273,899
    U.S. Treasury Inflation Indexed Notes,
    2.00%, 07/15/14                            13,088,000         15,134,693
    U.S. Treasury Inflation Indexed Notes,
    1.63%, 01/15/15                             7,287,000          8,137,219
    U.S. Treasury Inflation Indexed Notes,
    1.88%, 07/15/15                            12,846,000         14,304,176
    U.S. Treasury Inflation Indexed Notes,
    2.50%, 07/15/16                             3,900,000          4,357,233
    U.S. Treasury Inflation Indexed Notes,
    2.63%, 07/15/17                            11,985,000         13,257,176
    U.S. Treasury Inflation Indexed Notes,
    2.38%, 01/15/25                             4,751,000          5,528,875
    U.S. Treasury Inflation Indexed Notes,
    2.00%, 01/15/26                            12,868,000         13,533,196
    U.S. Treasury Inflation Indexed Notes,
    3.63%, 04/15/28                             2,888,000          4,647,197
    U.S. Treasury Inflation Indexed Notes,
    3.88%, 04/15/29                             1,803,000          2,973,858
                                                                ------------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $98,458,970)                                           106,171,758
                                                                ------------
FOREIGN GOVERNMENT SECURITIES -- 11.9%
    Brazil Notas do Tesouro Nacional Series B,
    6.00%, 05/15/17                             3,618,000          2,759,723
    Brazil Notas do Tesouro Nacional Series B,
    6.00%, 05/15/45                             3,308,000          2,348,540
    Canadian Government Bond,
    2.00%, 12/01/41                             1,000,000            846,727
    Deutsche Bundesrepublik Inflation Linked,
    1.50%, 04/15/16                             2,000,000          2,830,503
    France Government Bond OAT,
    3.00%, 07/25/12                             3,600,000          5,892,011


                                              PRINCIPAL           MARKET
                                            AMOUNT/SHARES          VALUE
                                            --------------      ------------
    France Government Bond OAT,
    2.50%, 07/25/13                          $  1,200,000       $  1,876,395
    France Government Bond OAT,
    2.25%, 07/25/20                             1,500,000          2,277,079
    France Government Bond OAT,
    3.40%, 07/25/29                               250,000            466,933
    France Government Bond OAT,
    3.15%, 07/25/32                             1,000,000          1,755,168
    France Government Bond OAT,
    1.80%, 07/25/40                             1,000,000          1,277,529
    Japanese Government CPI Linked Bond,
    1.10%, 12/10/16                           190,000,000          1,669,344
    Japanese Government CPI Linked Bond,
    1.20%, 12/10/17                           340,000,000          2,951,855
    Mexican Udibonos,
    3.50%, 12/14/17                             6,577,400          1,925,796
    Network Rail Infrastructure Finance PLC,
    1.38%, 11/22/37                               220,000            326,504
    Poland Government Bond,
    3.00%, 08/24/16                             1,160,000            332,735
    South Africa Government Bond,
    2.60%, 03/31/28                             4,500,000            629,903
    Sweden Government Bond,
    3.50%, 12/01/15                             8,000,000          1,288,604
    Sweden Government Bond,
    3.50%, 12/01/28                             2,000,000            368,580
    U.K. Gilt Inflation Linked,
    2.50%, 08/16/13                               600,000          2,108,303
    U.K. Gilt Inflation Linked,
    2.50%, 04/16/20                               850,000          3,469,104
    U.K. Gilt Inflation Linked,
    1.88%, 11/22/22                               100,000            156,967
    U.K. Gilt Inflation Linked,
    1.25%, 11/22/27                             3,500,000          5,433,486
                                                                ------------
  TOTAL FOREIGN GOVERNMENT SECURITIES
    (Cost $41,953,942)                                            42,991,789
                                                                ------------
ASSET-BACKED SECURITIES -- 0.2%
    MBNA Credit Card Master Note Trust,
    0.60%, 05/15/13
    (Cost $836,835)                               900,000            848,689
                                                                ------------
EXCHANGE-TRADED FUNDS -- 11.5%
    iShares Lehman U.S. Treasury
    Inflation Protected Securities
    Index Fund,
    (Cost $40,585,148)                            404,642         41,576,966
                                                                ------------
  TOTAL INFLATION-LINKED & FIXED INCOME
    SECURITIES
    (Cost $187,483,288)                                          196,167,395
                                                                ------------
REAL ESTATE RELATED SECURITIES -- 13.8%

COMMON STOCK -- 4.6%
  DEPARTMENT STORES -- 0.1%
    Lifestyle International Holdings, Ltd.        450,000            360,879
                                                                ------------
  DIVERSIFIED REAL ESTATE ACTIVITIES -- 3.0%
    CapitaLand, Ltd.                              836,750          1,283,057
    City Developments, Ltd.                        95,000            319,771

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Real Asset Fund
-----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                SHARES             VALUE
                                             ------------       ------------
    Daito Trust Construction Co., Ltd.              8,801       $    296,699
    Daiwa House Industry Co., Ltd.                 43,000            349,433
    Fonciere Des Regions                            1,380             64,794
    Hang Lung Group, Ltd.                         123,300            375,557
    Hang Lung Properties, Ltd.                    483,500          1,137,461
    Henderson Land Development Co., Ltd.           51,000            194,472
    Kerry Properties, Ltd.                        271,300            653,887
    Land Securities Group PLC                      44,434            278,772
    Mitsubishi Estate Co., Ltd.                   175,300          1,988,660
    Mitsui Fudosan Co., Ltd.                      157,300          1,725,559
    Sumitomo Realty & Development Co., Ltd.        54,500            608,903
    Sun Hung Kai Properties, Ltd.                 163,700          1,468,877
    Wharf Holdings, Ltd.                           57,400            142,916
                                                                ------------
                                                                  10,888,818
                                                                ------------
  HOTELS, RESORTS & CRUISE LINES -- 0.2%
    Shangri-La Asia, Ltd.                         290,000            329,348
    Sol Melia, SA                                  65,000            183,963
    Starwood Hotels & Resorts Worldwide, Inc.       9,100            115,570
                                                                ------------
                                                                     628,881
                                                                ------------
  OFFICE -- 0.0%
    Nomura Real Estate Office Fund, Inc.               18            100,828
                                                                ------------
  REAL ESTATE DEVELOPMENT -- 0.5%
    Cheung Kong, Ltd.                             108,510            935,230
    China Overseas Land & Investment, Ltd.        391,900            614,219
    Sino Land Co., Ltd.                           126,100            126,339
    Wing Tai Holdings, Ltd.                       340,000            156,813
                                                                ------------
                                                                   1,832,601
                                                                ------------
  REAL ESTATE OPERATING COMPANIES -- 0.8%
    Aeon Mall Co., Ltd.                            47,300            608,410
    BR Malls Participacoes SA*                     13,700             84,158
    Brookfield Properties Corp.                     6,000             34,440
    Castellum AB                                   22,220            124,886
    Central Pattana PCL - NVDR                    850,000            299,931
    Deutsche Euroshop AG                            4,679            134,825
    Hongkong Land Holdings, Ltd.                  278,100            634,068
    Hufvudstaden AB - Class A                      19,721            101,486
    Hysan Development Co., Ltd.                   310,455            525,416
    NTT Urban Development Corp.                        83             67,174
    PSP Swiss Property AG*                          6,980            294,262
    Safestore Holdings PLC                         69,100             53,176
                                                                ------------
                                                                   2,962,232
                                                                ------------
  TOTAL COMMON STOCK
    (Cost $21,577,789)                                            16,774,239
                                                                ------------

REAL ESTATE INVESTMENT TRUSTS -- 8.6%
  DIVERSIFIED -- 1.3%
    British Land Co. PLC                          174,469            901,483
    Canadian Real Estate Investment Trust          10,788            171,044
    Dexus Property Group                        1,008,089            525,182
    General Property Trust                        483,491            146,825
    ICADE                                           7,970            564,289
    Liberty Property Trust                         20,400            386,376
    Mirvac Group                                  408,460            239,746


                                                SHARES             VALUE
                                             ------------       ------------
    Stockland Corp., Ltd.                         185,439       $    396,199
    Tokyu, Inc.                                        24            128,048
    United Urban Investment Corp.                      20             82,177
    Vornado Realty Trust                           28,261            939,396
    Wereldhave NV                                   1,916            133,968
                                                                ------------
                                                                   4,614,733
                                                                ------------
  INDUSTRIAL -- 0.3%
    AMB Property Corp.                             21,200            305,280
    Ascendas Real Estate Investment Trust         206,960            166,495
    Goodman Group                                 781,017            177,289
    Japan Logistics Fund, Inc.                         13             80,129
    ProLogis                                       49,900            324,350
    Segro PLC                                      93,100             30,346
                                                                ------------
                                                                   1,083,889
                                                                ------------
  OFFICE -- 1.2%
    Alexandria Real Estate Equities, Inc.           7,100            258,440
    BioMed Realty Trust, Inc.                      13,300             90,041
    Boston Properties, Inc.                        19,400            679,582
    Corporate Office Properties Trust               5,100            126,633
    Derwent London PLC                             39,448            375,639
    Digital Realty Trust, Inc.                     13,000            431,340
    Douglas Emmett, Inc.                           28,500            210,615
    Great Portland Estates PLC                     23,200             80,990
    Highwoods Properties, Inc.                     17,900            383,418
    Japan Real Estate Investment Corp.                 87            668,351
    Nippon Building Fund, Inc.                         75            648,223
    Orix Jreit, Inc.                                   28            115,586
    SL Green Realty Corp.                           7,300             78,840
    Societe Immobiliere de Location
      Pour l'Industrie et le Commerce               1,633            122,380
                                                                ------------
                                                                   4,270,078
                                                                ------------
  RESIDENTIAL -- 0.7%
    AvalonBay Communities, Inc.                    10,933            514,507
    BRE Properties, Inc.                           11,500            225,745
    Equity Lifestyle Properties, Inc.               1,700             64,770
    Equity Residential                             21,500            394,525
    Essex Property Trust, Inc.                     13,500            774,090
    Home Properties, Inc.                           4,400            134,860
    Nippon Accommodations Fund, Inc.                    8             32,484
    UDR, Inc.                                      35,519            305,818
                                                                ------------
                                                                   2,446,799
                                                                ------------
  RETAIL -- 3.8%
    Acadia Realty Trust                             7,031             74,599
    Calloway Real Estate Investment Trust          15,800            125,192
    CapitaMall Trust                              434,443            378,416
    CFS Retail Property Trust                     214,085            243,248
    Corio NV                                       18,922            782,572
    Equity One, Inc.                               11,200            136,528
    Eurocommercial Properties NV                   13,450            365,227
    Federal Realty Investment Trust                26,500          1,219,000
    Frontier Real Estate Investment Corp.              20             98,916
    General Growth Properties, Inc.                24,000             17,040
    Hammerson PLC                                 181,149            660,925
    Immobiliare Grande Distribuzione              310,000            375,893

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Real Asset Fund
-----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                              PRINCIPAL            MARKET
                                            AMOUNT/SHARES           VALUE
                                            --------------      ------------
    Japan Retail Fund Investment Corp.                 26       $     99,592
    Klepierre*                                     28,523            501,107
    Land Securities Group PLC                      71,095            445,489
    Liberty International PLC                      21,460            119,700
    Macquarie Prime REIT                          104,000             31,083
    Mercialys SA                                   11,431            330,842
    Primaris Retail  Real Estate
      Investment Trust(1)                           8,500             61,215
    Regency Centers Corp.                           4,400            116,908
    RioCan Real Estate Investment Trust            30,700            305,588
    Simon Property Group, Inc.                     54,891          1,901,424
    Tanger Factory Outlet Centers, Inc.             9,900            305,514
    Taubman Centers, Inc.                          25,200            429,408
    The Link Real Estate Investment
      Trust                                       218,100            432,432
    The Macerich Co.                               20,300            127,078
    Union du Credit-Bail Immobilier                18,123          2,564,537
    Vastned Retail NV                               1,658             66,897
    Westfield Group                               247,305          1,714,317
                                                                ------------
                                                                  14,030,687
                                                                ------------
  SPECIALIZED -- 1.3%
    Extra Space Storage, Inc.                       6,100             33,611
    Health Care Property Investors, Inc.           35,600            635,460
    Health Care REIT, Inc.                         22,500            688,275
    Hospitality Properties Trust                   18,900            226,800
    Host Hotels & Resorts, Inc.                   109,500            429,240
    LaSalle Hotel Properties                        6,949             40,582
    Nationwide Health Properties, Inc.             21,300            472,647
    Omega Healthcare Investors, Inc.               15,800            222,464
    Public Storage                                 23,400          1,292,850
    Ventas, Inc.                                   35,100            793,611
                                                                ------------
                                                                   4,835,540
                                                                ------------
  TOTAL REAL ESTATE INVESTMENT TRUSTS
    (Cost $42,859,247)                                            31,281,726
                                                                ------------
PREFERRED STOCK -- 0.0%
    Maguire Properties, Inc., 7.625%
      (Cost $63,495)                               10,500             14,175
                                                                ------------
EXCHANGE-TRADED FUNDS -- 0.6%
    iShares Cohen & Steers Realty
    Majors Index Fund,
    (Cost $3,000,284)                              76,600          2,126,416
                                                                ------------

  TOTAL REAL ESTATE RELATED SECURITIES
    (Cost $67,500,815)                                            50,196,556
                                                                ------------

COMMODITY RELATED SECURITIES -- 25.9%

STRUCTURED NOTE -- 0.8%
    Deutsche Bank AG, London Branch,
      Structured Note Linked to the DB
      Liquidity Commodity Index
      (Cost $3,300,000)                      $  3,300,000          3,017,850
                                                                ------------


                                                SHARES             VALUE
                                             ------------       ------------

EXCHANGE-TRADED FUNDS -- 16.0%
    PowerShares DB Commodity Index
      Tracking Fund*
      (Cost $76,737,761)                        2,907,200       $ 58,144,000
                                                                ------------
INVESTMENT COMPANIES -- 9.1%
    Credit Suisse Commodity Return
      Strategy Fund                             1,989,321         14,323,108
    PIMCO Commodity RealReturn
      Strategy Fund - Institutional Shares      2,977,406         18,638,560
                                                                ------------
  TOTAL INVESTMENT COMPANIES
    (Cost $47,741,205)                                            32,961,668
                                                                ------------
  TOTAL COMMODITY RELATED SECURITIES
    (Cost $127,778,966)                                           94,123,518
                                                                ------------
SHORT-TERM INVESTMENTS -- 6.7%
  MONEY MARKET FUND -- 4.7%
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series                     17,112,474         17,112,474
                                                                ------------
REPURCHASE AGREEMENT -- 0.8%
    With JPMorgan Securities, Inc.:
      at 0.190%, dated 03/31/09, to be
      repurchased on 04/01/09 repurchase
      price $2,700,014 collateralized by
      FHLMC, par value $2,450,000,
      4.875%, 11/15/13 market value
      $2,700,000.                               2,700,000          2,700,000
                                                                ------------
U.S. AGENCY OBLIGATIONS -- 1.2%
  Federal Home Loan Bank Notes,
    1.82%, 05/13/09                             3,000,000          2,999,391
    U.S. Treasury Bill, 0.20%, 05/07/09            55,000             54,990
    U.S. Treasury Bill, 0.18%, 05/14/09         1,295,000          1,294,737
                                                                ------------
                                                                   4,349,118
                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $24,155,901)                                            24,161,592
                                                                ------------
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN -- 100.6%
    (Cost $406,918,970)                                         $364,649,061
                                                                ------------
OPTIONS WRITTEN -- 0.0%
  INSURANCE -- 0.0%
    90 Day Euro Dollar Futures Expires
    06/15/09 Strike Price $98.50
    (Premium received $1,560)                          (6)              (600)
                                                                ------------
TOTAL INVESTMENTS, NET OF OPTIONS
    WRITTEN -- 100.6%
    (Cost $406,917,410)+                                        $364,648,461

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6)%                   (2,087,299)
                                                                ------------
NET ASSETS -- 100.0%                                            $362,561,162
                                                                ============

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2009.
*    Non-income producing security.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
Multi-Manager Real Asset Fund
-----------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------


+ The cost for Federal income tax purposes is $421,345,991. At March 31, 2009 net unrealized appreciation was $10,955,069. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $53,116,739, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $42,161,671.
(1)  Foreign-denominated security; Canadian
PLC  - Public Limited Company

At March 31, 2009, the Multi-Manager Real Asset Fund had entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:


                                                                                                                  NET UNREALIZED
                                                                           CONTRACT            VALUE AT            APPRECIATION
  SETTLEMENT DATE                   CURRENCY BOUGHT                         AMOUNT           MARCH 31, 2009       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
April-09                           59,985 British Pound                     $ 85,865             $ 86,071           $    206
May-09                          1,174,814 Polish Zloty                       349,127              337,119            (12,008)
May-09                          5,226,352 South African Rand                 540,192              545,980              5,788
May-09                          1,115,111 Mexican Peso                        78,405               77,997               (408)
November-09                       491,003 Mexican Peso                        33,526               33,689                163
                                                                                                                    --------
                                                                                                                      (6,259)
                                                                                                                    ========


                                                                                                                  NET UNREALIZED
                                                                           CONTRACT            VALUE AT            APPRECIATION
  SETTLEMENT DATE                    CURRENCY SOLD                          AMOUNT           MARCH 31, 2009       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
April-09                          974,000 Canadian Dollar                $   779,262          $   772,536         $     6,726
April-09                        8,132,000 British Pound                   11,796,190           11,668,420             127,770
April-09                           47,000 British Pound                       66,565               67,439                (874)
April-09                       12,414,000 Euro                            15,706,443           16,492,732            (786,289)
May-09                          1,174,814 Polish Zloty                       323,240              337,119             (13,879)
May-09                        283,369,000 Japanese Yen                     2,856,398            2,864,285              (7,887)
May-09                        160,471,000 Japanese Yen                     1,630,392            1,622,036               8,356
May-09                          3,135,000 Japanese Yen                        32,270               31,688                 582
May-09                          5,226,352 South African Rand                 512,362              545,980             (33,618)
May-09                         27,817,371 Mexican Peso                     1,862,251            1,945,715             (83,464)
June-09                        11,496,668 Brazilian Real                   4,796,274            4,879,130             (82,856)
June-09                         3,135,000 Japanese Yen                        32,294               31,703                 591
June-09                        13,664,000 Swedish Krona                    1,481,790            1,662,863            (181,073)
November-09                     1,174,814 Polish Zloty                       348,796              336,425              12,371
November-09                     5,226,352 South African Rand                 525,262              530,357              (5,095)
                                                                                                                  -----------
                                                                                                                  $(1,038,639)
                                                                                                                  ===========

At March 31, 2009, the Multi-Manager Real Asset Fund had open financial futures contracts as follows:


                                  EXPIRATION          CONTRACT          VALUE AT          UNREALIZED
CONTRACTS TO BUY                     DATE              AMOUNT        MARCH 31, 2009     APPRECIATION
-----------------------          --------------------------------------------------------------------------------------------------
25 3 Month Euro Euribor          March 2010          $8,154,405       $8,183,385            $ 28,980
25 3 Month Euro Euribor          June 2010            8,134,791        8,162,193              27,402
25 3 Month Euro Euribor          September 2010       8,119,012        8,144,339              25,327
25 3 Month Euro Euribor          December 2010        8,155,882        8,184,613              28,731
                                                                                            --------
                                                                                            $110,440
                                                                                            ========

At March 31, 2009, the Multi-Manager Real Asset Fund had entered into an interest swap agreement as follows:


                              TERMINATION        NOTIONAL                           FLOATING       UNREALIZED
      COUNTERPARTY                DATE         AMOUNT (000)        FIXED RATE        RATE         APPRECIATION
------------------------      -----------    ---------------       ----------    -------------    ------------
JP Morgan Chase Bank, NA       9/16/2014     $ 6,000,000 GBP          3.50%      6 MONTH LIBOR     $ 111,462 *

* Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                 $169,537,411              $ 110,440
-----------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS            195,111,050               (933,436)
-----------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                         --                     --
-----------------------------------------------------------------------------------------------
TOTAL                                                   $364,648,461              $(822,996)
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
Aggressive Asset Allocation Fund
--------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                SHARES             VALUE
                                             ------------       ------------
AFFILIATED INVESTMENT COMPANIES++ -- 90.8%
  Wilmington Multi-Manager Large-Cap Fund       1,689,339       $12,636,256
  Wilmington Small-Cap Strategy Fund              728,415         3,991,716
  Wilmington Multi-Manager
    International Fund                          3,529,689        15,212,958
  Wilmington Multi-Manager Real Asset Fund        694,115         7,454,796
  Wilmington Prime Money Market Fund              200,656           200,656
                                                                -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
  (Cost $59,292,690)                                             39,496,382
                                                                -----------
NON-AFFILIATED INVESTMENT COMPANIES -- 9.8%
  Vanguard High-Yield Corporate Fund              486,843         2,127,503
  Vanguard Intermediate-Term
    Investment Grade Fund                         250,419         2,126,056
                                                                -----------
TOTAL NON-AFFILIATED INVESTMENT COMPANIES
  (Cost $4,321,196)                                               4,253,559
                                                                -----------
TOTAL INVESTMENTS -- 100.6%
  (Cost $63,613,886)+                                           $43,749,941
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6)%                    (261,262)
                                                                ------------
NET ASSETS -- 100.0%                                            $43,488,679
                                                                ===========

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+ The cost for Federal income tax purposes is $72,318,795. At March 31, 2009 net unrealized depreciation was $28,568,854. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $0 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $28,568,854.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $43,749,941              $  --
-----------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                     --                 --
-----------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                         --                 --
-----------------------------------------------------------------------------------------------
TOTAL                                                    $43,749,941              $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
Moderate Asset Allocation Fund
------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                SHARES             VALUE
                                             ------------       ------------

AFFILIATED INVESTMENT COMPANIES++ -- 89.4%
    Wilmington Multi-Manager Large-Cap Fund       583,422       $ 4,363,998
    Wilmington Small-Cap Strategy Fund            211,502         1,159,031
    Wilmington Multi-Manager
      International Fund                        1,119,432         4,824,754
    Wilmington Multi-Manager Real
      Asset Fund                                  269,829         2,897,964
    Wilmington Short/Intermediate-Term
      Bond Fund                                   787,592         8,135,823
    Wilmington Prime Money Market Fund             49,308            49,308
                                                                -----------
  TOTAL AFFILIATED INVESTMENT COMPANIES
    (Cost $28,050,719)                                           21,430,878
                                                                -----------

NON-AFFILIATED INVESTMENT COMPANIES -- 10.6%
    Vanguard High-Yield Corporate Fund            295,824         1,292,752
    Vanguard Intermediate-Term Investment
      Grade Fund                                  148,114         1,257,488
                                                                -----------
  TOTAL NON-AFFILIATED INVESTMENT COMPANIES
    (Cost $2,592,716)                                             2,550,240
                                                                -----------
TOTAL INVESTMENTS -- 100.0%
    (Cost $30,643,435)+                                         $23,981,118
LIABILITIES IN EXCESS OF OTHER ASSETS -- --%                         (2,077)
                                                                -----------
NET ASSETS -- 100.0%                                            $23,979,041
                                                                ===========


++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+ The cost for Federal income tax purposes is $31,734,143 At March 31, 2009 net unrealized depreciation was 7,753,025. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $369,791 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $8,122,816

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $23,981,118              $  --
-----------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                     --                 --
-----------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                         --                 --
-----------------------------------------------------------------------------------------------
TOTAL                                                    $23,981,118              $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
Conservative Asset Allocation Fund
----------------------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                SHARES             VALUE
                                             ------------       ------------

AFFILIATED INVESTMENT COMPANIES++ -- 89.8%
    Wilmington Multi-Manager Large-Cap Fund       140,278       $ 1,049,276
    Wilmington Small-Cap Strategy Fund             49,771           272,746
    Wilmington Multi-Manager International
      Fund                                        391,042         1,685,391
    Wilmington Multi-Manager Real
      Asset Fund                                  142,678         1,532,358
    Wilmington Short/Intermediate-Term
      Bond Fund                                   682,128         7,046,385
                                                                -----------
  TOTAL AFFILIATED INVESTMENT COMPANIES
    (Cost $13,369,432)                                           11,586,156
                                                                -----------
NON-AFFILIATED INVESTMENT COMPANIES -- 9.5%
    Vanguard High-Yield Corporate Fund            139,400           609,179
    Vanguard Intermediate-Term Investment
      Grade Fund                                   73,111           620,712
                                                                -----------
  TOTAL NON-AFFILIATED INVESTMENT COMPANIES
    (Cost $1,249,295)                                             1,229,891
                                                                -----------
TOTAL INVESTMENTS -- 99.3%
(Cost $14,618,727)+                                             $12,816,047
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%                        92,160
                                                                -----------
NET ASSETS -- 100.0%                                            $12,908,207
                                                                ===========

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.
+ The cost for Federal income tax purposes is $14,925,985. At March 31, 2009 net unrealized depreciation was $2,109,938. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $217,722 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,327,660.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $12,816,047              $  --
-----------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                     --                 --
-----------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                         --                 --
-----------------------------------------------------------------------------------------------
TOTAL                                                    $12,816,047              $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
ETF Allocation Fund
-------------------
   INVESTMENTS / MARCH 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                SHARES             VALUE
                                             ------------       ------------

EXCHANGE-TRADED FUNDS -- 99.3%
    iShares S&P 500 Growth Index Fund             203,733       $ 8,528,263
    iShares Russell 2000 Value Index Fund          46,820         1,847,517
    iShares MSCI EAFE Growth Index Fund            15,894           615,416
    Vanguard Emerging Markets Fund ETF             25,580           603,688
    Vanguard Europe Pacific ETF                    26,606           612,204
                                                                -----------
  TOTAL EXCHANGE-TRADED FUNDS
    (Cost $13,049,301)                                           12,207,088
                                                                -----------
SHORT TERM INVESTMENTS -- 0.5%
    BlackRock Liquidity Funds TempFund
      Portfolio - Institutional Series
      (Cost $64,048)                               64,048            64,048
                                                                -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $64,048)                                                   64,048
                                                                -----------
TOTAL INVESTMENTS -- 99.8%
    (Cost $13,113,349)+                                         $12,271,136
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                        24,331
                                                                -----------
NET ASSETS -- 100.0%                                            $12,295,467
                                                                ===========

+ The cost for Federal income tax purposes is $13,362,996. At March 31, 2009 net unrealized depreciation was $1,091,860. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $65,199 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,157,059.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio's assets carried at fair value:


-----------------------------------------------------------------------------------------------
                                                         INVESTMENTS           OTHER FINANCIAL
                  VALUATION INPUTS                      IN SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                                  $12,271,136              $  --
-----------------------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                     --                 --
-----------------------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS                         --                 --
-----------------------------------------------------------------------------------------------
TOTAL                                                    $12,271,136              $  --
-----------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of June 30, 2008 and March 31, 2009 the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               WT Mutual Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       May 29, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       May 29, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John C. McDonnell
                         -------------------------------------------------------
                           John C. McDonnell, Vice President &
                           Chief Financial Officer
                           (principal financial officer)

Date                       May 29, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.